UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2004

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Total Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

July 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes of
Fidelity Total Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending October 31, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended July 31, 2004	Past 1 year	Life of fund A
Class A (incl. 4.75% sales charge) B	0.64%	3.12%
Class T (incl. 3.50% sales charge) C	1.95%	3.87%
Class B (incl. contingent deferred sales charge) D	0.56%	3.76%
Class C (incl. contingent deferred sales charge) E	4.55%	5.90%

A From October 15, 2002.

B Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

C Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

D Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower. Class B shares' contingent deferred sales charges included in past one year and life of fund total return figures are 5% and 4%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower. Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Total Bond Fund - Class T on October 15, 2002, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® U.S. Universal Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Kevin Grant, Portfolio Manager of Fidelity Advisor Total Bond Fund

Investment-grade debt had positive returns for the year ending July 31, 2004, as the Lehman Brothers® Aggregate Bond Index climbed 4.84% in an extremely volatile period. Early on, bonds benefited from the Federal Reserve Board's accommodative monetary policy - the Board kept the fed funds target rate at a 45-year low of 1.00%. Bonds continued to post gains through the first quarter of 2004 amid a backdrop of low inflation and weak employment levels. But that all changed in April, when a surge in job creation caused bond prices to plunge and investors to re-evaluate their expectations about the timing of future rate hikes. Bonds continued their descent in May, and the Fed confirmed investors' fears by hiking rates in June. Treasuries - the most interest-rate-sensitive bond category - fared the worst in this environment, but still posted a 3.85% advance for the year, according to the Lehman Brothers U.S. Treasury Index. Meanwhile, corporate bonds and mortgage securities fared best, as the Lehman Brothers Credit Bond and Mortgage-Backed Securities indexes rose 5.83% and 5.11%, respectively.

The fund's Class A, Class T, Class B and Class C shares rose 5.66%, 5.64%, 5.56% and 5.55%, respectively, during the past year, versus 5.47% for the Lehman Brothers U.S. Universal Index. Sector allocation contributed a lot, as I took advantage of the fund's flexibility to access value across the entire bond market. Of particular note, my positioning in the below-investment-grade high-yield and emerging-markets sectors - which combined represented only a small portion of the fund's net assets - paid off in spades. The fund was rewarded for overweighting high-yield securities, which handily outpaced most fixed-income alternatives amid a positive environment for riskier assets. We had a better tactical result, however, on the more-volatile emerging-markets front, thanks to some timely shifts into and out of the sector. Within the investment-grade universe, I continued to shy away from weak government bonds - particularly Treasuries - while favoring higher-yielding spread sectors, notably mortgage securities, which outperformed throughout the period. Favorable issue selection within corporates also helped, as did effective yield-curve positioning. Conversely, there are always things I could have done better - including having larger over- and underweightings - but during a period in which so much went right for the fund, it's difficult to find anything that had a meaningful negative impact.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 to July 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period* February 1, 2004 to July 31, 2004
Class A(dagger)
Actual	$ 1,000.00	$ 1,018.50	$ 1.00
HypotheticalA	$ 1,000.00	$ 1,005.30	$ 1.00
Class T(dagger)
Actual	$ 1,000.00	$ 1,018.40	$ 1.14
HypotheticalA	$ 1,000.00	$ 1,005.17	$ 1.13
	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period* February 1, 2004 to July 31, 2004
Class B(dagger)
Actual	$ 1,000.00	$ 1,017.60	$ 1.97
HypotheticalA	$ 1,000.00	$ 1,004.35	$ 1.95
Class C(dagger)
Actual	$ 1,000.00	$ 1,017.40	$ 2.09
HypotheticalA	$ 1,000.00	$ 1,004.22	$ 2.08
Fidelity Total Bond
Actual	$ 1,000.00	$ 1,006.10	$ 3.24
HypotheticalA	$ 1,000.00	$ 1,021.73	$ 3.27
Institutional Class(dagger)
Actual	$ 1,000.00	$ 1,018.70	$ .82
HypotheticalA	$ 1,000.00	$ 1,005.48	$ .82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.80%
Class T	.90%
Class B	1.55%
Class C	1.65%
Fidelity Total Bond	.65%
Institutional Class	.65%

8 Calculated by multiplying by 46/366 to reflect the period 6/16/2004 to July 31, 2004.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets) as of July 31, 2004
As of July 31, 2004	As of January 31, 2004
U.S. Government and U.S. Government Agency Obligations 53.6%	U.S. Government and U.S. Government Agency Obligations 63.0%
AAA 5.4%	AAA 3.8%
AA 3.2%	AA 3.4%
A 10.0%	A 6.2%
BBB 15.9%	BBB 11.1%
BB and Below 9.3%	BB and Below 8.5%
Not Rated 0.8%	Not Rated 1.3%
Equities 0.0%	Equities 0.1%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 2.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of July 31, 2004
6 months ago
Years	5.8	5.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2004
6 months ago
Years	4.7	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2004*		As of January 31, 2004**
	Corporate Bonds 29.0%		Corporate Bonds 23.2%
	U.S. Government and U.S. Government Agency Obligations 53.6%		U.S. Government and U.S. Government Agency Obligations 63.0%
	Asset-Backed Securities 6.3%		Asset-Backed Securities 5.5%
	CMOs and Other Mortgage Related Securities 6.2%		CMOs and Other Mortgage Related Securities 4.2%
	Stocks 0.0%		Stocks 0.1%
	Other Investments 3.1%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	10.5%	** Foreign investments	6.5%
* Futures and Swaps	5.4%	** Futures and Swaps	1.8%

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments July 31, 2004

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.5%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	$ 200,000	$ 203,395
7.2% 9/1/09	1,000,000	1,098,733
EaglePicher, Inc. 9.75% 9/1/13	20,000	21,500
Visteon Corp. 7% 3/10/14	80,000	75,900
		1,399,528
Automobiles - 0.1%
General Motors Corp. 7.2% 1/15/11	500,000	522,651
Hotels, Restaurants & Leisure - 1.0%
Argosy Gaming Co. 7% 1/15/14 (f)	80,000	79,800
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	15,000	12,975
10.5% 7/15/11	120,000	116,100
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	66,500
Gaylord Entertainment Co. 8% 11/15/13	160,000	164,800
Herbst Gaming, Inc. 8.125% 6/1/12 (f)	70,000	68,950
HMH Properties, Inc. 7.875% 8/1/08	213,000	219,390
Host Marriott LP:
7.125% 11/1/13	35,000	34,781
8.375% 2/15/06	200,000	212,000
Mandalay Resort Group 6.375% 12/15/11	150,000	153,375
MGM MIRAGE:
6% 10/1/09	20,000	19,850
8.375% 2/1/11	40,000	42,800
Mohegan Tribal Gaming Authority:
7.125% 8/15/14 (f)	40,000	40,500
8.375% 7/1/11	35,000	39,550
Morton's Restaurant Group, Inc. 7.5% 7/1/10	65,000	61,100
MTR Gaming Group, Inc. 9.75% 4/1/10	135,000	145,800
NCL Corp. Ltd. 10.625% 7/15/14 (f)	80,000	80,800
Park Place Entertainment Corp. 7.875% 12/15/05	50,000	52,625
Penn National Gaming, Inc.:
6.875% 12/1/11 (f)	80,000	79,200
8.875% 3/15/10	100,000	109,250
Premier Entertainment Biloxi LLC 10.75% 2/1/12 (f)	20,000	21,100
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	225,000	253,125
Seneca Gaming Corp. 7.25% 5/1/12 (f)	50,000	49,813
Six Flags, Inc.:
9.5% 2/1/09	280,000	270,200
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Six Flags, Inc.: - continued
9.625% 6/1/14	$ 100,000	$ 92,250
Speedway Motorsports, Inc. 6.75% 6/1/13 (f)	100,000	99,500
Station Casinos, Inc.:
6% 4/1/12	70,000	68,775
6.5% 2/1/14	40,000	38,900
6.875% 3/1/16	100,000	97,000
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	325,000	349,375
Town Sports International, Inc. 9.625% 4/15/11	20,000	19,350
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	100,000	114,500
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	9,000	9,540
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	169,600
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	167,000	206,663
		3,659,837
Household Durables - 0.1%
D.R. Horton, Inc. 8.5% 4/15/12	30,000	33,450
K. Hovnanian Enterprises, Inc.:
6.5% 1/15/14	100,000	94,000
8.875% 4/1/12	10,000	10,850
Sealy Mattress Co. 8.25% 6/15/14 (f)	50,000	50,000
WCI Communities, Inc. 9.125% 5/1/12	35,000	37,625
William Lyon Homes, Inc. 10.75% 4/1/13	40,000	44,800
		270,725
Internet & Catalog Retail - 0.1%
USA Interactive 7% 1/15/13	300,000	328,500
Media - 2.5%
AMC Entertainment, Inc. 8% 3/1/14 (f)	290,000	266,800
AOL Time Warner, Inc. 7.625% 4/15/31	1,000,000	1,100,158
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	1,000,000	1,157,109
Cablevision Systems Corp.:
5.66% 4/1/09 (f)(h)	40,000	40,400
8% 4/15/12 (f)	180,000	176,400
Carmike Cinemas, Inc. 7.5% 2/15/14 (f)	60,000	57,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (f)	$ 70,000	$ 67,550
Cinemark, Inc. 0% 3/15/14 (d)	100,000	66,250
Comcast Corp. 5.85% 1/15/10	500,000	525,084
Cox Communications, Inc.:
4.625% 6/1/13	90,000	83,770
7.125% 10/1/12	355,000	391,496
CSC Holdings, Inc.:
6.75% 4/15/12 (f)	40,000	38,400
7.875% 2/15/18	50,000	48,000
Dex Media, Inc.:
0% 11/15/13 (d)(f)	100,000	69,000
8% 11/15/13 (f)	10,000	10,050
EchoStar DBS Corp.:
6.375% 10/1/11	150,000	147,000
9.125% 1/15/09	72,000	79,020
Granite Broadcasting Corp. 9.75% 12/1/10	40,000	36,400
Houghton Mifflin Co. 9.875% 2/1/13	70,000	71,750
Innova S. de R.L. 9.375% 9/19/13	160,000	170,000
Liberty Media Corp. 8.25% 2/1/30	1,100,000	1,237,470
LodgeNet Entertainment Corp. 9.5% 6/15/13	130,000	142,025
Loews Cineplex Entertainment Corp. 9% 8/1/14 (f)	100,000	100,000
Medianews Group, Inc.:
6.375% 4/1/14	200,000	186,000
6.875% 10/1/13	250,000	242,500
PanAmSat Corp. 9% 8/15/14 (f)(g)	130,000	130,000
PEI Holdings, Inc. 11% 3/15/10	11,000	12,760
PRIMEDIA, Inc.:
7.625% 4/1/08	280,000	274,400
8.875% 5/15/11	25,000	24,563
Radio One, Inc. 8.875% 7/1/11	100,000	109,500
Spanish Broadcasting System, Inc. 9.625% 11/1/09	45,000	47,419
The Reader's Digest Association, Inc. 6.5% 3/1/11	70,000	69,300
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)	210,000	215,250
yankee 10.5% 2/15/07	5,000	5,125
Viacom, Inc. 7.7% 7/30/10	1,205,000	1,382,343
Walt Disney Co. 6.375% 3/1/12	700,000	755,504
		9,535,796
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08	$ 20,000	$ 20,600
The May Department Stores Co. 3.95% 7/15/07 (f)	175,000	174,998
		195,598
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	56,100
9% 6/15/12	15,000	15,150
Boise Cascade Corp. 7.5% 2/1/08	40,000	44,269
General Nutrition Centers, Inc. 8.5% 12/1/10 (f)	20,000	20,150
Hollywood Entertainment Corp. 9.625% 3/15/11	50,000	56,250
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	89,100
Sonic Automotive, Inc. 8.625% 8/15/13	50,000	51,375
Toys 'R' US, Inc. 7.875% 4/15/13	20,000	20,350
United Auto Group, Inc. 9.625% 3/15/12	50,000	54,750
		407,494
Textiles Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
7% 11/1/06	10,000	9,500
11.625% 1/15/08	10,000	10,000
12.25% 12/15/12	65,000	65,650
		85,150
TOTAL CONSUMER DISCRETIONARY		16,405,279
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.7%
Jean Coutu Group, Inc.:
7.625% 8/1/12 (f)	30,000	30,188
8.5% 8/1/14 (f)	60,000	59,475
Pathmark Stores, Inc. 8.75% 2/1/12	200,000	204,000
Rite Aid Corp.:
6% 12/15/05 (f)	20,000	20,000
7.625% 4/15/05	15,000	15,300
Safeway, Inc. 6.5% 3/1/11	2,000,000	2,136,780
Stater Brothers Holdings, Inc. 8.125% 6/15/12 (f)	80,000	81,800
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	45,000	42,750
9.125% 12/15/11	10,000	8,725
		2,599,018
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.1%
Corn Products International, Inc. 8.25% 7/15/07	$ 5,000	$ 5,450
Del Monte Corp. 9.25% 5/15/11	50,000	54,625
Doane Pet Care Co.:
9.75% 5/15/07	50,000	47,500
10.75% 3/1/10	200,000	214,000
Kraft Foods, Inc. 5.25% 6/1/07	20,000	20,861
Pierre Foods, Inc. 9.875% 7/15/12 (f)	40,000	40,500
United Agriculture Products, Inc. 8.25% 12/15/11 (f)	30,000	33,000
		415,936
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	150,000	157,125
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14	20,000	20,450
Tobacco - 0.4%
Altria Group, Inc. 7% 11/4/13	1,240,000	1,279,996
TOTAL CONSUMER STAPLES		4,472,525
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	331,286
Grant Prideco, Inc. 9% 12/15/09	10,000	10,875
Hanover Compressor Co.:
8.625% 12/15/10	20,000	21,100
9% 6/1/14	50,000	52,625
Universal Compression, Inc. 7.25% 5/15/10	40,000	41,650
		457,536
Oil & Gas - 1.0%
Amerada Hess Corp.:
6.65% 8/15/11	70,000	75,068
7.125% 3/15/33	185,000	188,515
7.375% 10/1/09	160,000	175,207
Anadarko Petroleum Corp. 5% 10/1/12	400,000	397,594
Chesapeake Energy Corp.:
6.875% 1/15/16	50,000	49,250
7.75% 1/15/15	30,000	31,800
8.375% 11/1/08	50,000	54,500
El Paso Energy Corp.:
7.375% 12/15/12	5,000	4,450
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
El Paso Energy Corp.: - continued
7.75% 1/15/32	$ 15,000	$ 12,225
8.05% 10/15/30	95,000	78,850
El Paso Production Holding Co. 7.75% 6/1/13	140,000	133,000
EnCana Corp. 6.5% 8/15/34	155,000	155,339
EXCO Resources, Inc. 7.25% 1/15/11	30,000	30,750
General Maritime Corp. 10% 3/15/13	310,000	344,875
Giant Industries, Inc. 8% 5/15/14	130,000	132,769
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	40,000	46,800
OAO Gazprom 9.625% 3/1/13	220,000	230,725
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	55,000	51,425
8.25% 3/15/13	40,000	42,400
Pecom Energia SA:
8.125% 7/15/10 (Reg. S)	75,000	73,500
9% 1/30/07 (f)	100,000	103,500
9% 5/1/09 (Reg. S)	95,000	96,544
Range Resources Corp. 7.375% 7/15/13 (f)	40,000	40,500
Ship Finance International Ltd. 8.5% 12/15/13	330,000	316,800
Teekay Shipping Corp. 8.875% 7/15/11	30,000	33,000
The Coastal Corp.:
6.375% 2/1/09	5,000	4,475
6.5% 5/15/06	65,000	64,350
6.5% 6/1/08	100,000	91,625
7.5% 8/15/06	50,000	50,000
7.75% 6/15/10	200,000	185,000
Williams Companies, Inc.:
7.125% 9/1/11	5,000	5,200
7.625% 7/15/19	30,000	30,225
7.875% 9/1/21	35,000	35,219
8.125% 3/15/12	30,000	32,625
8.625% 6/1/10	30,000	33,675
8.75% 3/15/32	165,000	173,250
YPF SA yankee 9.125% 2/24/09	235,000	255,563
		3,860,593
TOTAL ENERGY		4,318,129
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - 11.8%
Capital Markets - 1.6%
Amvescap PLC 5.9% 1/15/07	$ 25,000	$ 26,463
Bank of New York Co., Inc.:
3.4% 3/15/13 (h)	100,000	96,751
4.25% 9/4/12 (h)	205,000	205,399
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (f)	170,000	177,438
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	440,000	445,051
E*TRADE Financial Corp. 8% 6/15/11 (f)	130,000	129,675
Equinox Holdings Ltd. 9% 12/15/09 (f)	20,000	19,950
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,124,891
Goldman Sachs Group, Inc.:
5.7% 9/1/12	1,100,000	1,127,431
6.6% 1/15/12	500,000	543,678
Legg Mason, Inc. 6.75% 7/2/08	30,000	32,716
Morgan Stanley:
4.75% 4/1/14	720,000	672,543
6.6% 4/1/12	1,100,000	1,194,670
		5,796,656
Commercial Banks - 1.4%
Bank of America Corp. 7.4% 1/15/11	1,000,000	1,139,934
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	34,234
Export-Import Bank of Korea:
4.125% 2/10/09 (f)	140,000	136,863
5.25% 2/10/14 (f)	515,000	501,244
Korea Development Bank:
3.875% 3/2/09	600,000	581,222
4.75% 7/20/09	320,000	319,700
5.75% 9/10/13	350,000	354,777
National Westminster Bank PLC yankee 7.375% 10/1/09	1,500,000	1,709,823
Wachovia Corp. 4.875% 2/15/14	600,000	578,924
		5,356,721
Consumer Finance - 1.9%
American General Finance Corp.:
4% 3/15/11	655,000	627,888
4.625% 5/15/09	1,200,000	1,210,505
AmeriCredit Corp. 9.25% 5/1/09	150,000	160,500
Capital One Bank:
4.875% 5/15/08	1,075,000	1,094,931
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Capital One Bank: - continued
6.5% 6/13/13	$ 1,090,000	$ 1,138,642
Ford Motor Credit Co.:
7% 10/1/13	2,000,000	2,035,712
7.875% 6/15/10	250,000	272,936
General Motors Acceptance Corp. 6.875% 9/15/11	525,000	538,948
Household Finance Corp.:
4.75% 5/15/09	100,000	101,381
6.375% 11/27/12	30,000	32,208
6.75% 5/15/11	40,000	44,065
		7,257,716
Diversified Financial Services - 5.1%
Ahold Finance USA, Inc.:
6.25% 5/1/09	40,000	39,700
6.875% 5/1/29	170,000	147,050
8.25% 7/15/10	40,000	42,700
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	44,500
6.977% 11/23/22	11,499	10,119
7.377% 5/23/19	51,886	35,801
7.379% 5/23/16	53,179	36,693
7.8% 4/1/08	65,000	58,500
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	35,000	37,370
Arch Western Finance LLC 6.75% 7/1/13 (f)	100,000	101,750
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	30,000	32,100
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (f)	90,000	88,823
5.125% 10/1/13 (f)	1,060,000	1,045,091
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	70,000	66,850
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (f)	50,000	49,750
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	115,000	115,863
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	10,000	10,075
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	3,872	3,059
6.9% 7/2/18	4,746	3,749
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Continental Airlines, Inc. pass thru trust certificates: - continued
7.73% 9/15/12	$ 4,680	$ 3,463
8.321% 11/1/06	5,000	4,550
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	15,000	8,850
7.57% 11/18/10	5,000	4,521
7.779% 11/18/05	50,000	30,000
7.779% 1/2/12	25,045	10,769
7.92% 5/18/12	135,000	79,075
Deutsche Telekom International Finance BV:
5.25% 7/22/13	85,000	84,185
8.5% 6/15/10	305,000	359,734
8.75% 6/15/30	895,000	1,111,783
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	10,000	10,800
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	246,517
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	50,000	52,500
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	355,000	395,825
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12 (f)	30,000	31,425
Hurricane Finance BV 9.625% 2/12/10 (f)	75,000	79,875
Hutchison Whampoa International (03/13) Ltd. 6.5% 2/13/13 (f)	190,000	191,899
Hutchison Whampoa International (03/33) Ltd.:
6.25% 1/24/14 (f)	1,720,000	1,692,752
7.45% 11/24/33 (f)	300,000	291,443
Inmarsat Finance PLC 7.625% 6/30/12 (f)	70,000	66,850
Ispat Inland ULC 9.75% 4/1/14 (f)	70,000	72,275
J.P. Morgan Chase & Co. 4.875% 3/15/14	1,475,000	1,411,177
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	85,000	73,525
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (f)	1,400,000	1,396,688
Mobile Telesystems Finance SA:
9.75% 1/30/08 (f)	310,000	321,625
9.75% 1/30/08 (Reg. S)	75,000	77,813
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	40,000	40,800
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	$ 10,000	$ 10,700
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	120,000	124,500
Nexstar Finance, Inc. 7% 1/15/14	130,000	123,825
NiSource Finance Corp. 7.875% 11/15/10	125,000	144,769
Northern Telecom Capital Corp. 7.875% 6/15/26	25,000	23,500
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	8,102	6,644
7.67% 1/2/15	8,505	6,889
Pemex Project Funding Master Trust:
6.125% 8/15/08	250,000	258,750
7.375% 12/15/14	500,000	523,750
Petronas Capital Ltd. 7% 5/22/12 (f)	5,000	5,531
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	44,250
7.25% 2/15/11	35,000	30,275
7.625% 8/3/21	20,000	15,800
Sensus Metering Systems, Inc. 8.625% 12/15/13 (f)	20,000	19,700
Sprint Capital Corp.:
6.125% 11/15/08	500,000	529,658
8.375% 3/15/12	1,100,000	1,288,800
Telecom Italia Capital 4% 11/15/08 (f)	500,000	494,147
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	99,615
Tyco International Group SA yankee:
6.375% 6/15/05	5,000	5,149
6.375% 2/15/06	20,000	20,994
6.75% 2/15/11	1,070,000	1,173,261
6.875% 1/15/29	1,000,000	1,063,401
Tyumen Oil Co. 11% 11/6/07	175,000	191,625
U.S. West Capital Funding, Inc. 6.375% 7/15/08	125,000	110,000
UGS Corp. 10% 6/1/12 (f)	30,000	31,800
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	385,000	444,675
Verizon Global Funding Corp.:
7.25% 12/1/10	1,030,000	1,159,828
7.375% 9/1/12	465,000	529,462
Western Financial Bank 9.625% 5/15/12	15,000	16,500
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	30,000	31,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Williams Companies, Inc. Credit Linked Certificate Trust 6.75% 4/15/09 (f)	$ 215,000	$ 216,613
Xerox Capital Trust I 8% 2/1/27	130,000	117,325
		18,983,498
Insurance - 0.2%
Aegon NV 4.75% 6/1/13	500,000	480,439
Assurant, Inc. 5.625% 2/15/14	210,000	209,066
Travelers Property Casualty Corp.:
5% 3/15/13	25,000	24,306
6.375% 3/15/33	35,000	34,566
		748,377
Real Estate - 1.0%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (f)	85,000	87,125
Boston Properties, Inc. 6.25% 1/15/13	100,000	105,658
Camden Property Trust 5.875% 11/30/12	200,000	204,443
CarrAmerica Realty Corp. 5.25% 11/30/07	200,000	210,057
CB Richard Ellis Services, Inc. 9.75% 5/15/10	10,000	11,000
Dominion Resources, Inc. 5.125% 12/15/09	500,000	508,971
EOP Operating LP:
4.75% 3/15/14	600,000	559,758
7% 7/15/11	500,000	549,728
Gables Realty LP 5.75% 7/15/07	585,000	614,215
Healthcare Realty Trust, Inc. 5.125% 4/1/14	435,000	409,388
MeriStar Hospitality Corp. 8.75% 8/15/07	50,000	51,000
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 10.5% 6/15/09	200,000	216,000
Omega Healthcare Investors, Inc. 7% 4/1/14 (f)	70,000	65,625
Senior Housing Properties Trust 7.875% 4/15/15	20,000	20,850
		3,613,818
Thrifts & Mortgage Finance - 0.6%
Countrywide Home Loans, Inc. 4% 3/22/11	720,000	678,966
Independence Community Bank Corp. 3.75% 4/1/14 (h)	275,000	263,160
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.375% 1/15/08	$ 1,200,000	$ 1,217,696
4.625% 4/1/14	100,000	92,302
		2,252,124
TOTAL FINANCIALS		44,008,910
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Fisher Scientific International, Inc. 8% 9/1/13	125,000	135,625
Medical Device Manufacturing, Inc. 10% 7/15/12 (f)	50,000	51,500
		187,125
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	150,000	153,000
Beverly Enterprises, Inc. 7.875% 6/15/14 (f)	70,000	70,525
Concentra Operating Corp.:
9.125% 6/1/12 (f)	10,000	10,700
9.5% 8/15/10	110,000	119,350
Fountain View, Inc. 9.25% 8/19/08 (e)	110,000	110,000
HealthSouth Corp. 8.5% 2/1/08	85,000	84,044
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (f)	100,000	103,500
Mariner Health Care, Inc. 8.25% 12/15/13 (f)	30,000	32,025
National Nephrology Associates, Inc. 9% 11/1/11 (f)	20,000	23,076
PacifiCare Health Systems, Inc. 10.75% 6/1/09	82,000	93,070
Psychiatric Solutions, Inc. 10.625% 6/15/13	105,000	117,600
Tenet Healthcare Corp.:
6.375% 12/1/11	75,000	66,938
6.5% 6/1/12	15,000	13,275
7.375% 2/1/13	75,000	69,375
		1,066,478
Pharmaceuticals - 0.0%
Biovail Corp. yankee 7.875% 4/1/10	105,000	103,163
Leiner Health Products, Inc. 11% 6/1/12 (f)	20,000	20,550
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
VWR International, Inc.:
6.875% 4/15/12 (f)	$ 30,000	$ 30,038
8% 4/15/14 (f)	30,000	30,638
		184,389
TOTAL HEALTH CARE		1,437,992
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.7%
BE Aerospace, Inc.:
8.5% 10/1/10	100,000	107,500
9.5% 11/1/08	55,000	55,550
Bombardier, Inc. 6.3% 5/1/14 (f)	590,000	509,261
Orbital Sciences Corp. 9% 7/15/11	135,000	147,150
Raytheon Co. 5.5% 11/15/12	1,550,000	1,586,020
		2,405,481
Airlines - 0.0%
AMR Corp. 9% 8/1/12	85,000	61,200
Delta Air Lines, Inc. 7.9% 12/15/09	50,000	19,500
Northwest Airlines, Inc.:
7.875% 3/15/08	25,000	17,125
9.875% 3/15/07	60,000	44,100
		141,925
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	21,600
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	70,000	65,975
7.875% 4/15/13	20,000	20,850
10% 8/1/09	60,000	63,450
Boise Cascade Office Products Corp. 7.05% 5/15/05	140,000	144,375
Cenveo Corp. 7.875% 12/1/13	60,000	54,450
		349,100
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10	20,000	21,650
Industrial Conglomerates - 0.0%
North American Energy Partners, Inc. 8.75% 12/1/11 (f)	20,000	19,900
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.1%
Cummins, Inc.:
5.65% 3/1/98	$ 15,000	$ 9,975
9.5% 12/1/10 (h)	20,000	22,900
Dresser, Inc. 9.375% 4/15/11	15,000	16,200
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	93,000	98,580
Invensys PLC 9.875% 3/15/11 (f)	150,000	150,750
Navistar International Corp. 7.5% 6/15/11	30,000	31,200
Terex Corp. 7.375% 1/15/14	100,000	99,750
		429,355
Marine - 0.0%
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (f)	40,000	41,400
OMI Corp. 7.625% 12/1/13	95,000	93,100
		134,500
Road & Rail - 0.1%
CSX Corp. 7.45% 5/1/07	100,000	109,573
Kansas City Southern Railway Co. 7.5% 6/15/09	100,000	100,250
Quality Distribution LLC/QD Capital Corp. 9% 11/15/10 (f)	40,000	38,800
TFM SA de CV yankee 11.75% 6/15/09	140,000	139,300
		387,923
TOTAL INDUSTRIALS		3,911,434
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.5%
Motorola, Inc.:
6.5% 11/15/28	300,000	297,610
7.625% 11/15/10	200,000	227,678
8% 11/1/11	1,200,000	1,392,922
Nortel Networks Corp. 6.125% 2/15/06	50,000	50,000
Northern Telecom Ltd. yankee 6.875% 9/1/23	30,000	27,000
		1,995,210
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	100,000	102,000
PerkinElmer, Inc. 8.875% 1/15/13	20,000	22,050
		124,050
IT Services - 0.1%
Iron Mountain, Inc. 6.625% 1/1/16	270,000	249,750
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	$ 20,000	$ 20,550
7.2% 4/1/16	165,000	162,113
7.625% 6/15/13	60,000	61,650
		244,313
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13	28,000	32,690
Amkor Technology, Inc.:
7.125% 3/15/11	90,000	76,950
7.75% 5/15/13	30,000	25,650
Freescale Semiconductor, Inc. 7.125% 7/15/14 (f)	60,000	60,300
Viasystems, Inc. 10.5% 1/15/11 (f)	50,000	48,500
		244,090
TOTAL INFORMATION TECHNOLOGY		2,857,413
MATERIALS - 2.2%
Chemicals - 0.5%
Berry Plastics Corp. 10.75% 7/15/12	80,000	89,000
Equistar Chemicals LP:
6.5% 2/15/06	75,000	75,750
7.55% 2/15/26	100,000	85,500
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	145,000	159,863
Georgia Gulf Corp. 7.125% 12/15/13 (f)	180,000	185,400
Huntsman International LLC 9.875% 3/1/09	115,000	124,488
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	55,000	42,625
Koppers, Inc. 9.875% 10/15/13	50,000	55,250
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	209,000
10.875% 5/1/09	55,000	57,338
Millennium America, Inc.:
9.25% 6/15/08	220,000	233,200
9.25% 6/15/08 (f)	10,000	10,600
Nalco Co.:
7.75% 11/15/11 (f)	130,000	135,525
8.875% 11/15/13 (f)	250,000	261,250
OMNOVA Solutions, Inc. 11.25% 6/1/10	20,000	21,700
Pliant Corp. 0% 6/15/09 (d)	60,000	51,900
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Resolution Performance Products LLC/RPP Capital Corp.:
9.5% 4/15/10	$ 70,000	$ 71,750
13.5% 11/15/10	35,000	33,950
Solutia, Inc. 7.375% 10/15/27 (c)	20,000	12,400
		1,916,489
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11	200,000	222,500
Containers & Packaging - 0.5%
Anchor Glass Container Corp. 11% 2/15/13	215,000	245,100
BWAY Corp. 10% 10/15/10	105,000	110,775
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	95,288
Crown European Holdings SA 9.5% 3/1/11	35,000	38,500
Graphic Packaging International, Inc.:
8.5% 8/15/11	220,000	237,600
9.5% 8/15/13	345,000	377,775
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13	30,000	29,700
8.25% 10/1/12	210,000	222,600
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	15,750
8.875% 2/15/09	50,000	54,125
Owens-Illinois, Inc.:
7.15% 5/15/05	60,000	61,575
7.35% 5/15/08	50,000	50,500
7.5% 5/15/10	95,000	96,425
7.8% 5/15/18	45,000	42,750
8.1% 5/15/07	110,000	114,950
Sealed Air Corp.:
5.625% 7/15/13 (f)	25,000	24,904
6.875% 7/15/33 (f)	55,000	56,149
Silgan Holdings, Inc. 6.75% 11/15/13	100,000	98,500
		1,972,966
Metals & Mining - 0.3%
California Steel Industries, Inc. 6.125% 3/15/14	40,000	37,550
Corporacion Nacional del Cobre (Codelco):
5.5% 10/15/13 (f)	165,000	166,086
6.375% 11/30/12 (f)	335,000	360,210
CSN Islands VIII Corp. 9.75% 12/16/13 (f)	75,000	71,531
Foundation Pennsylvania Coal Co. 7.25% 8/1/14 (f)	50,000	50,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	$ 75,000	$ 70,219
10.125% 2/1/10	155,000	173,600
International Steel Group, Inc. 6.5% 4/15/14 (f)	70,000	66,150
Massey Energy Co. 6.625% 11/15/10	40,000	40,400
Peabody Energy Corp. 6.875% 3/15/13	20,000	20,700
Phelps Dodge Corp. 8.75% 6/1/11	40,000	47,984
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (f)	60,000	61,350
		1,166,280
Paper & Forest Products - 0.8%
Boise Cascade Corp. 8% 2/24/06	25,000	26,668
Buckeye Cellulose Corp. 9.25% 9/15/08	100,000	99,500
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	206,000
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	14,681
7.5% 5/15/06	50,000	53,000
7.75% 11/15/29	10,000	9,900
8% 1/15/24	130,000	136,013
8.125% 5/15/11	5,000	5,606
International Paper Co.:
4.25% 1/15/09	95,000	93,787
5.5% 1/15/14	235,000	233,286
Millar Western Forest Products Ltd. 7.75% 11/15/13	220,000	224,400
Norske Skog Canada Ltd. 7.375% 3/1/14	40,000	40,000
Riverside Forest Products Ltd. 7.875% 3/1/14 (f)	40,000	41,200
Solo Cup Co. 8.5% 2/15/14 (f)	145,000	134,850
Stone Container Corp.:
8.375% 7/1/12	200,000	209,000
9.75% 2/1/11	30,000	33,150
Weyerhaeuser Co.:
5.25% 12/15/09	1,000,000	1,024,844
7.375% 3/15/32	260,000	286,974
		2,872,859
TOTAL MATERIALS		8,151,094
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.8%
BellSouth Corp. 6.55% 6/15/34	1,800,000	1,817,555
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC:
8.375% 12/15/10	$ 190,000	$ 223,933
8.875% 12/15/30	145,000	182,590
Cincinnati Bell, Inc. 8.375% 1/15/14	30,000	26,400
Empresa Brasil de Telecomm SA 11% 12/15/08 (f)	255,000	279,863
France Telecom SA 8.75% 3/1/11	815,000	950,916
Koninklijke KPN NV yankee 8% 10/1/10	500,000	581,609
KT Corp. 5.875% 6/24/14 (f)	280,000	281,837
Level 3 Communications, Inc. 10.5% 12/1/08	255,000	188,700
MCI, Inc.:
5.908% 5/1/07	36,000	34,830
6.688% 5/1/09	36,000	33,210
NTL Cable PLC 8.75% 4/15/14 (f)	120,000	124,200
Primus Telecommunications Group, Inc. 8% 1/15/14	90,000	64,800
Qwest Communications International, Inc.:
4.75% 2/15/09 (f)(h)	40,000	38,000
7.5% 2/15/14 (f)	160,000	149,200
Qwest Services Corp.:
13% 12/15/07 (f)	220,000	252,450
14% 12/15/10 (f)(h)	20,000	23,400
14.5% 12/15/14 (f)(h)	210,000	251,475
Telefonica de Argentina SA 9.125% 11/7/10	55,000	54,313
Telefonica Europe BV 7.75% 9/15/10	700,000	808,804
Telenet Group Holding NV 0% 6/15/14 (d)(f)	80,000	51,800
TELUS Corp. yankee 7.5% 6/1/07	180,000	196,475
U.S. West Communications 6.875% 9/15/33	165,000	136,125
		6,752,485
Wireless Telecommunication Services - 1.5%
America Movil SA de CV:
4.125% 3/1/09 (f)	285,000	271,518
5.5% 3/1/14 (f)	255,000	238,645
American Tower Corp. 7.5% 5/1/12 (f)	105,000	103,163
AT&T Wireless Services, Inc.:
7.875% 3/1/11	455,000	522,951
8.75% 3/1/31	1,485,000	1,848,396
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)	60,000	55,500
Cingular Wireless LLC 7.125% 12/15/31	1,500,000	1,593,024
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp.:
7.5% 12/1/13	$ 50,000	$ 49,875
9.375% 8/1/11	65,000	73,288
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	50,000	56,063
Globe Telecom, Inc. 9.75% 4/15/12	55,000	59,950
Millicom International Cellular SA 10% 12/1/13 (f)	80,000	79,800
Nextel Communications, Inc.:
7.375% 8/1/15	150,000	157,125
9.5% 2/1/11	60,000	67,650
Nextel Partners, Inc. 8.125% 7/1/11	85,000	88,825
Rogers Wireless, Inc.:
6.375% 3/1/14	140,000	130,025
9.625% 5/1/11	56,000	62,720
Rural Cellular Corp. 8.25% 3/15/12 (f)	60,000	61,500
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (f)	85,000	80,538
UbiquiTel Operating Co. 9.875% 3/1/11	50,000	50,000
Western Wireless Corp. 9.25% 7/15/13	80,000	81,600
		5,732,156
TOTAL TELECOMMUNICATION SERVICES		12,484,641
UTILITIES - 2.3%
Electric Utilities - 1.7%
AES Gener SA 7.5% 3/25/14 (f)	70,000	67,200
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	170,000	167,450
8.25% 4/15/12 (f)	90,000	89,881
10.25% 11/15/07 (f)	26,657	28,790
10.25% 11/15/07 (f)(h)	3,339	3,381
Cleveland Electric Illuminating Co. 5.65% 12/15/13 (f)	280,000	279,053
CMS Energy Corp.:
8.5% 4/15/11	45,000	47,363
9.875% 10/15/07	245,000	267,050
DTE Energy Co.:
6.375% 4/15/33	250,000	240,440
7.05% 6/1/11	50,000	54,784
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,402,491
Edison International 6.875% 9/15/04	15,000	15,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
6.45% 11/15/11	$ 45,000	$ 47,598
7.375% 11/15/31	330,000	356,597
Illinois Power Co. 11.5% 12/15/10	55,000	65,450
Nevada Power Co. 6.5% 4/15/12 (f)	50,000	49,125
Oncor Electric Delivery Co.:
6.375% 5/1/12	45,000	48,669
6.375% 1/15/15	1,000,000	1,073,236
Pacific Gas & Electric Co.:
4.2% 3/1/11	100,000	96,544
4.8% 3/1/14	135,000	129,918
6.05% 3/1/34	490,000	472,044
Progress Energy, Inc. 7.1% 3/1/11	1,000,000	1,102,509
Southern California Edison Co.:
4.65% 4/1/15	35,000	33,120
5% 1/15/14	30,000	29,631
TECO Energy, Inc. 7% 5/1/12	80,000	80,300
		6,247,624
Gas Utilities - 0.1%
ANR Pipeline, Inc. 9.625% 11/1/21	100,000	113,500
El Paso Energy Corp. 6.75% 5/15/09	25,000	23,156
Sonat, Inc.:
6.625% 2/1/08	20,000	18,650
6.75% 10/1/07	15,000	14,269
6.875% 6/1/05	85,000	85,531
		255,106
Multi-Utilities & Unregulated Power - 0.5%
AES Corp.:
8.375% 8/15/07	85,000	85,106
8.5% 11/1/07	40,000	40,950
8.75% 6/15/08	2,000	2,100
8.75% 5/15/13 (f)	30,000	32,738
8.875% 2/15/11	282,000	298,568
9% 5/15/15 (f)	30,000	32,700
9.375% 9/15/10	7,000	7,595
9.5% 6/1/09	19,000	20,710
10% 12/12/05 (f)	5,919	6,037
Constellation Energy Group, Inc. 7.6% 4/1/32	1,000,000	1,120,016
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Dominion Resources, Inc. 8.125% 6/15/10	$ 145,000	$ 168,844
NRG Energy, Inc. 8% 12/15/13 (f)	220,000	223,300
		2,038,664
TOTAL UTILITIES		8,541,394
TOTAL NONCONVERTIBLE BONDS (Cost $106,650,403)		106,588,811
U.S. Government and Government Agency Obligations - 18.0%

U.S. Government Agency Obligations - 5.0%
Fannie Mae:
4.375% 7/17/13	2,205,000	2,088,283
4.625% 10/15/13	3,000,000	2,929,911
5.5% 7/18/12	500,000	506,561
6.25% 3/22/12	300,000	306,883
Freddie Mac:
3.625% 9/15/08	8,000,000	7,921,344
5.125% 8/20/12	2,418,000	2,420,844
5.25% 11/5/12	280,000	278,119
5.875% 3/21/11	2,095,000	2,226,369
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		18,678,314
U.S. Treasury Obligations - 13.0%
U.S. Treasury Bonds:
6.125% 8/15/29	945,000	1,053,859
6.375% 8/15/27	210,000	240,196
8% 11/15/21	6,000,000	7,955,862
9% 11/15/18	200,000	282,242
9.875% 11/15/15	3,000,000	4,361,250
U.S. Treasury Notes:
1.625% 2/28/06	6,000,000	5,923,596
2.375% 8/15/06	9,591,000	9,529,560
4% 11/15/12	9,840,000	9,627,830
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
5% 8/15/11	$ 4,482,000	$ 4,718,354
6.5% 2/15/10	4,500,000	5,093,613
TOTAL U.S. TREASURY OBLIGATIONS		48,786,362
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $68,399,874)		67,464,676
U.S. Government Agency - Mortgage Securities - 33.8%

Fannie Mae - 33.7%
4% 8/1/19 (g)	5,895,592	5,656,084
4.5% 5/1/18 to 9/1/33	20,633,906	20,069,157
4.5% 8/1/19 (g)	4,000,000	3,933,750
5% 8/1/34 (g)	42,609,899	41,557,945
5.5% 11/1/16 to 10/1/17	535,424	551,271
5.5% 8/1/34 (g)	5,997,798	6,016,541
6.5% 5/1/08 to 2/1/33	7,143,018	7,550,964
6.5% 8/1/19 (g)	5,755,122	6,080,646
7% 5/1/18 to 12/1/33 (g)	32,622,591	34,537,337
TOTAL FANNIE MAE		125,953,695
Government National Mortgage Association - 0.1%
7% 7/15/31 to 12/15/32	384,649	408,788
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $126,730,435)		126,362,483
Asset-Backed Securities - 2.8%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 3.3% 11/25/32 (h)	40,000	40,732
Series 2004-HE1:
Class M1, 1.95% 2/25/34 (h)	125,000	125,013
Class M2, 2.55% 2/25/34 (h)	125,000	125,028
American Express Credit Account Trust Series 2004-C Class C, 1.88% 2/15/12 (f)(h)	1,800,000	1,801,125
AmeriCredit Automobile Receivables Trust Series 2004-1 Class D, 5.07% 7/6/10	290,000	291,373
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 1.88% 4/25/34 (h)	$ 65,000	$ 64,998
Class M2, 1.93% 4/25/34 (h)	50,000	49,998
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 1.76% 4/15/33 (h)	46,566	46,631
Series 2003-HE7 Class A3, 1.74% 12/15/33 (h)	183,830	184,253
Bank One Issuance Trust Series 2002-C1 Class C1, 2.34% 12/15/09 (h)	425,000	430,659
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.9119% 2/28/44 (h)	470,031	471,243
Capital One Multi-Asset Execution Trust:
Series 2003-B2 Class B2, 3.5% 2/17/09	60,000	60,329
Series 2003-B1 Class B1, 2.55% 2/17/09 (h)	120,000	121,862
Series 2003-B4 Class B4, 2.18% 7/15/11 (h)	90,000	91,626
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3.35% 10/25/33 (h)	30,000	30,888
Chase Credit Card Master Trust Series 2003-6 Class B, 1.73% 2/15/11 (h)	230,000	231,436
Chase Credit Card Owner Trust Series 2004-1 Class B, 1.58% 5/15/09 (h)	220,000	219,987
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.25% 10/15/07 (h)	1,000,000	1,002,635
Series 2002-B1 Class B1, 1.9% 6/25/09 (h)	475,000	476,309
Series 2003-C1 Class C1, 2.24% 4/7/10 (h)	305,000	311,971
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.95% 5/25/34 (h)	275,000	274,991
Series 2004-3 Class M1, 1.95% 6/25/34 (h)	75,000	75,077
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2% 3/25/34 (h)	25,000	24,999
Class M4, 2.35% 3/25/34 (h)	25,000	24,999
Class M6, 2.7% 3/25/34 (h)	25,000	24,786
Fremont Home Loan Trust Series 2004-A:
Class M1, 2% 1/25/34 (h)	225,000	224,993
Class M2, 2.6% 1/25/34 (h)	275,000	274,991
GSAMP Trust Series 2004-FM2 Class M1, 1.95% 1/25/34 (h)	250,000	249,990
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.83% 8/25/33 (h)	10,662	10,693
Class M1, 2.33% 8/25/33 (h)	25,000	25,325
Series 2003-4:
Class M1, 2.25% 10/25/33 (h)	40,000	40,385
Class M2, 3.35% 10/25/33 (h)	45,000	45,854
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Home Equity Asset Trust: - continued
Series 2004-3:
Class M2, 2.65% 8/25/34 (h)	$ 120,000	$ 119,996
Class M3, 2.9% 8/25/34 (h)	50,000	49,998
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (f)	23,154	23,212
Series 2003-2N Class A, 8% 9/27/33 (f)	11,828	11,887
Series 2003-5N Class A, 7.5% 1/27/34 (f)	12,903	12,967
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (f)	200,000	179,000
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 3.3% 7/25/33 (h)	45,000	46,184
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 1.77% 10/15/10 (h)	80,000	80,441
Series 2003-B3 Class B3, 1.755% 1/18/11 (h)	285,000	285,715
Series 2003-B5 Class B5, 1.75% 2/15/11 (h)	240,000	241,731
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.95% 7/25/34 (h)	100,000	99,997
Class M2, 2% 7/25/34 (h)	25,000	24,999
Class M3, 2.4% 7/25/34 (h)	50,000	49,998
Class M4, 2.55% 7/25/34 (h)	25,000	24,999
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.55% 12/27/32 (h)	90,000	91,496
Series 2003-HE1 Class M2, 3.35% 5/25/33 (h)	55,000	56,018
Series 2003-NC8 Class M1, 2.15% 9/25/33 (h)	35,000	35,170
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.45% 1/25/32 (h)	40,000	40,635
Series 2002-NC1 Class M1, 2.25% 2/25/32 (f)(h)	170,000	171,652
Series 2002-NC3 Class M1, 2.17% 8/25/32 (h)	75,000	75,687
Series 2003-NC2 Class M2, 3.45% 2/25/33 (h)	40,000	40,967
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (f)	22,776	22,854
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/24/10 (f)(i)	455,000	185,595
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.88% 1/25/33 (h)	36,596	36,666
NovaStar Home Equity Loan Series 2004-1:
Class M1, 1.9% 6/25/34 (h)	75,000	75,070
Class M4, 2.425% 6/25/34 (h)	125,000	125,185
Sears Credit Account Master Trust II Series 2002-4 Class A, 1.51% 8/18/09 (h)	100,000	100,120
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.47% 6/15/33 (h)	$ 260,000	$ 261,270
WFS Financial 2004-3 Owner Trust Series 2004 3 Class D, 4.07% 2/17/12	365,000	365,000
TOTAL ASSET-BACKED SECURITIES (Cost $10,381,179)		10,409,688
Collateralized Mortgage Obligations - 3.5%

Private Sponsor - 3.1%
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3875% 12/25/33 (h)	299,399	299,591
Class 2A1, 4.2187% 12/25/33 (h)	386,959	382,492
Series 2003-L Class 2A1, 4.0362% 1/25/34 (h)	2,209,348	2,191,998
Series 2004-B:
Class 1A1, 3.4463% 3/25/34 (h)	1,004,893	1,001,164
Class 2A2, 4.16% 3/25/34 (h)	249,195	247,747
Series 2004-C Class 1A1, 3.4381% 4/25/34 (h)	592,642	586,067
Series 2004-D:
Class 1A1, 3.6061% 5/25/34 (h)	636,390	629,454
Class 2A2, 4.2274% 5/25/34 (h)	687,289	677,006
Series 2004-G Class 2A7, 4.6636% 8/25/34 (h)	800,000	799,996
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 1.82% 3/25/34 (h)	251,005	251,593
Series 2004-AR6 Class 9A2, 1.82% 7/25/34 (h)	384,503	384,503
Granite Mortgages PLC floater Series 2004-2 Class 1C, 2.0681% 6/20/44 (h)	235,000	235,000
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	94,850	98,133
Master Seasoned Securitization Trust Series 2004 1 Class 1A1, 6.343% 10/25/17 (g)	620,000	640,150
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-E Class XA1, 1% 10/25/28 (h)(i)	2,049,661	30,042
Series 2003-G Class XA1, 1% 1/25/29 (i)	2,887,874	49,861
Series 2003-H Class XA1, 1% 1/25/29 (f)(i)	2,319,771	36,784
Merrill Lynch Trust XXIX Series 29 Class A, 5/1/13 (j)	45,549	41,459
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	928,335	961,842
Series 2004-SL2 Class A1, 6.5% 11/25/16	117,206	121,217
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 2.8131% 6/10/35 (f)(h)	$ 44,204	$ 44,872
Class B4, 3.0131% 6/10/35 (f)(h)	39,292	39,880
Class B5, 3.6131% 6/10/35 (f)(h)	29,469	30,006
Class B6, 4.1131% 6/10/35 (f)(h)	14,735	14,997
Series 2004-B:
Class B4, 2.4631% 2/10/36 (f)(h)	99,771	99,771
Class B5, 2.9131% 2/10/36 (f)(h)	99,771	99,771
Class B6, 3.3631% 2/10/36 (f)(h)	99,771	99,771
Resix Finance Ltd. floater:
Series 2004-A Class B8, 6.5631% 2/10/36 (f)(h)	828,248	828,244
Series 2004-B Class B8, 6.1131% 2/10/36 (f)(h)	199,542	199,542
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (f)(i)	5,597,713	59,913
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	95,330	100,677
Series 2004-RA2 Class 2A, 7% 7/25/33	250,105	259,025
TOTAL PRIVATE SPONSOR		11,542,568
U.S. Government Agency - 0.4%
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	731,648	769,117
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	5,768	5,798
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	7,732	7,790
Freddie Mac Multi-class participation certificates guaranteed:
sequential pay Series 2750 Class ZT, 5% 2/15/34	372,668	301,099
Series 2749 Class MZ, 5% 2/15/24	59,468	59,458
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8704% 10/16/23 (h)	25,000	26,402
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class Series 2003-75 Class LI, 5.5% 10/20/21 (i)	$ 5,845,087	$ 168,640
sequential pay Series 2003-59 Class D, 3.654% 10/16/27	115,000	106,832
TOTAL U.S. GOVERNMENT AGENCY		1,445,136
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,072,698)		12,987,704
Commercial Mortgage Securities - 1.6%

Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class C, 1.85% 11/15/15 (f)(h)	50,000	50,246
Class D, 1.93% 11/15/15 (f)(h)	80,000	80,462
Class F, 2.28% 11/15/15 (f)(h)	60,000	60,502
Class H, 2.78% 11/15/15 (f)(h)	50,000	50,372
Class J, 3.33% 11/15/15 (f)(h)	55,000	55,864
Class K, 2.8103% 11/15/15 (f)(h)	50,000	50,510
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 1.66% 4/25/34 (f)(h)	390,139	389,895
Series 2004-2 Class M1, 1.82% 8/25/34 (f)(h)	399,063	399,063
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(i)	4,175,558	279,893
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 1.4913% 4/14/15 (f)(h)	292,813	292,789
Series 2004-ESA Class A2, 1.67% 5/14/16 (f)(h)	350,000	350,174
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (f)	180,000	182,054
Series 2004-ESA:
Class B, 4.888% 5/14/16 (f)	325,000	327,184
Class C, 4.937% 5/14/16 (f)	205,000	206,548
Class D, 4.986% 5/14/16 (f)	75,000	75,471
Class E, 5.064% 5/14/16 (f)	230,000	231,150
Class F, 5.182% 5/14/16 (f)	55,000	55,516
COMM floater Series 2002-FL7:
Class A2, 1.73% 11/15/14 (f)(h)	47,937	47,942
Class D, 1.95% 11/15/14 (f)(h)	125,000	125,233
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class G, 1.9433% 4/15/13 (f)(h)	$ 105,000	$ 100,801
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	57,958
Series 2003-36 Class C, 4.254% 2/16/31	55,000	53,478
Series 2003-47 Class C, 4.227% 10/16/27	105,000	102,157
Series 2003-47 Class XA, 0.2454% 6/16/43 (h)(i)	6,632,656	336,813
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	315,000	341,622
Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	64,404
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class D, 7.97% 8/3/15 (f)	110,000	123,170
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (f)	25,000	26,785
Class C4, 6.893% 5/15/16 (f)	500,000	557,006
Class E3, 7.253% 3/15/13 (f)	235,000	248,367
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	785,000	773,322
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,308,252)		6,096,751
Foreign Government and Government Agency Obligations - 3.0%

Argentine Republic 1.2138% 8/3/12 (h)	105,000	70,872
Bogota Distrito Capital 9.5% 12/12/06 (Reg. S)	95,000	103,550
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	1,149,315	1,083,948
new money bond L 7.6875% 4/15/09 (Reg.) (h)	14,707	13,714
new money bond L, 2.11% 4/15/09 (Bearer) (h)	44,120	41,141
par Z-L 6% 4/15/24	265,000	214,650
11% 8/17/40	385,000	378,070
11.25% 7/26/07	125,000	137,750
11.5% 3/12/08	95,000	104,500
12% 4/15/10	55,000	60,638
12.25% 3/6/30	70,000	75,600
12.75% 1/15/20	45,000	49,950
Central Bank of Nigeria promissory note 5.092% 1/5/10	76,333	69,825
Chilean Republic:
5.625% 7/23/07	100,000	104,875
7.125% 1/11/12	1,250,000	1,404,688
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
City of Kiev 8.75% 8/8/08	$ 200,000	$ 203,000
Colombian Republic:
9.75% 4/23/09	200,000	220,500
10.75% 1/15/13	160,000	179,200
11.75% 2/25/20	95,000	109,131
Dominican Republic:
Brady 2% 8/30/09 (h)	142,083	94,841
9.5% 9/27/06 (Reg. S)	15,000	11,325
Ecuador Republic:
12% 11/15/12 (Reg. S)	235,000	221,488
euro par 4.75% 2/28/25 (e)	5,000	2,931
Hong Kong Gov Spl Admin Reg 5.125% 8/1/14 (f)	1,185,000	1,177,589
Jamaican Government 10.625% 6/20/17	10,000	9,625
Lebanese Republic 10.125% 8/6/08	55,000	60,775
Panamanian Republic:
9.625% 2/8/11	25,000	28,000
10.75% 5/15/20	60,000	69,600
Peruvian Republic 9.125% 2/21/12	135,000	141,750
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17	45,000	43,875
8.375% 2/15/11	445,000	449,450
8.875% 3/17/15	40,000	40,300
9.875% 1/15/19	145,000	150,075
Quebec Province 7.5% 9/15/29	100,000	122,711
Russian Federation:
5% 3/31/30 (Reg. S) (e)	1,192,000	1,093,660
8.25% 3/31/10 (Reg. S)	165,000	177,169
euro 10% 6/26/07	105,000	117,994
South African Republic 6.5% 6/2/14	255,000	261,375
State of Israel 4.625% 6/15/13	20,000	18,725
Turkish Republic:
10.5% 1/13/08	170,000	187,850
11% 1/14/13	100,000	115,250
11.75% 6/15/10	255,000	298,988
12.375% 6/15/09	90,000	107,213
United Mexican States:
4.625% 10/8/08	160,000	159,360
7.5% 1/14/12	100,000	110,000
Uruguay Republic 7.25% 2/15/11	70,000	61,338
Venezuelan Republic:
Discount A, 2.1325% 3/31/20 (h)	250,000	213,125
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Venezuelan Republic: - continued
5.375% 8/7/10	$ 35,000	$ 28,963
9.25% 9/15/27	150,000	133,125
10.75% 9/19/13	380,000	394,250
13.625% 8/15/18	65,000	73,938
euro Brady:
debt conversion bond 2.75% 12/18/07 (h)	249,990	241,397
par W-B 6.75% 3/31/20	250,000	228,750
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (e)	90,000	61,650
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,084,149)		11,334,057
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	20	1,200
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon, Inc. Class A (a)	18,648	42,890
TOTAL COMMON STOCKS (Cost $36,503)		44,090
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
PRIMEDIA, Inc.:
Series D, 10.00%	425	39,950
Series H, 8.625%	1,000	84,000
		123,950
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $133,738)		123,950
Sovereign Loan Participations - 0.1%
	Principal Amount	Value (Note 1)
Indonesian Republic loan participation:
Credit Suisse First Boston 2.0625% 3/28/13 (h)	$ 124,405	$ 106,988
Deutsche Bank:
2.0625% 3/28/13 (h)	14,643	12,593
2.5625% 3/21/05 (h)	15,000	14,588
Salomon Brothers 2.5625% 3/21/05 (h)	15,000	14,588
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $147,490)		148,757
Fixed-Income Funds - 9.1%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $33,999,988)	341,900	34,039,564
Cash Equivalents - 15.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 7/30/04 due 8/2/04) (Cost $59,224,000) (k)	$ 59,230,746	59,224,000
TOTAL INVESTMENT PORTFOLIO - 116.2% (Cost $436,168,709)		434,824,531
NET OTHER ASSETS - (16.2)%		(60,573,776)
NET ASSETS - 100%		$ 374,250,755
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap
Receive quarterly notional amount multilpied by .43% and pay Bank of America upon default event of Apache Corp., par value of the notional amount of Apache Corp. 6.25% 4/15/12	Sept. 2014	$ 400,000	$ (181)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	200,000	8
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	300,000	1,452
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	200,000	594
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.12% 7/25/35	August 2007	25,000	316
TOTAL CREDIT DEFAULT SWAP		1,125,000	2,189
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2008	3,000,000	(25,221)
Receive quarterly a fixed rate equal to 4.135% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	June 2006	8,000,000	36,964
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	(1,932)
TOTAL INTEREST RATE SWAP		12,135,000	9,811
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 1,000,000	$ 15,634
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	630,000	6,082
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	600,000	5,793
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	500,000	5,069
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	1,000,000	445
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	1,000,000	26,163
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	2,000,000	28,594
TOTAL TOTAL RETURN SWAP		6,730,000	87,780
		$ 19,990,000	$ 99,780
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $25,398,709 or 6.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$59,224,000 due 8/2/04 at 1.37%
Bank of America, National Association	$ 9,951,645
Banc of America Securities LLC	21,905,332
Bear Stearns & Co. Inc.	2,487,911
BNP Paribas Securities Corp.	2,487,911
Goldman, Sachs & Co.	2,487,911
Morgan Stanley & Co. Incorporated	19,903,290
$ 59,224,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.5%
Cayman Islands	1.3%
United Kingdom	1.3%
Netherlands	1.0%
Others (individually less than 1%)	6.9%
100.0%
Income Tax Information
The fund hereby designates approximately $346,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $59,224,000) (cost $436,168,709) - See accompanying schedule		$ 434,824,531
Cash		274,348
Receivable for investments sold		355,713
Receivable for fund shares sold		292,929
Dividends receivable		1,063
Interest receivable		3,569,415
Swap agreements, at value		99,780
Prepaid expenses		239
Receivable from investment adviser for expense reductions		31,093
Total assets		439,449,111

Liabilities
Payable for investments purchased Regular delivery	$ 648,329
Delayed delivery	64,162,395
Payable for fund shares redeemed	105,811
Distributions payable	36,647
Accrued management fee	131,425
Distribution fees payable	228
Other affiliated payables	67,193
Other payables and accrued expenses	46,328
Total liabilities		65,198,356

Net Assets		$ 374,250,755
Net Assets consist of:
Paid in capital		$ 374,446,491
Undistributed net investment income		79,241
Accumulated undistributed net realized gain (loss) on investments		969,421
Net unrealized appreciation (depreciation) on investments		(1,244,398)
Net Assets		$ 374,250,755

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($101,807 ÷ 9,737 shares)	$ 10.46

Maximum offering price per share (100/95.25 of $10.46)	$ 10.98
Class T: Net Asset Value and redemption price per share ($101,794 ÷ 9,736 shares)	$ 10.46

Maximum offering price per share (100/96.50 of $10.46)	$ 10.84
Class B: Net Asset Value and offering price per share ($104,338 ÷ 9,979 shares) A	$ 10.46

Class C: Net Asset Value and offering price per share ($142,228 ÷ 13,603 shares) A	$ 10.46

Fidelity Total Bond: Net Asset Value, offering price and redemption price per share ($373,698,763 ÷ 35,734,007 shares)	$ 10.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($101,825 ÷ 9,739 shares)	$ 10.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2004

Investment Income
Dividends		$ 19,783
Interest		10,504,723
Total income		10,524,506

Expenses
Management fee	$ 1,152,050
Transfer agent fees	535,569
Distribution fees	337
Accounting fees and expenses	114,560
Non-interested trustees' compensation	1,181
Custodian fees and expenses	23,733
Registration fees	140,491
Audit	38,827
Legal	4,405
Miscellaneous	16,445
Total expenses before reductions	2,027,598
Expense reductions	(275,019)	1,752,579
Net investment income (loss)		8,771,927
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,044,604
Swap agreements	(106,905)
Total net realized gain (loss)		937,699
Change in net unrealized appreciation (depreciation) on: Investment securities	744,733
Swap agreements	101,024
Delayed delivery commitments	(138,750)
Total change in net unrealized appreciation (depreciation)		707,007
Net gain (loss)		1,644,706
Net increase (decrease) in net assets resulting from operations		$ 10,416,633

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2004	October 15, 2002 (commencement of operations) to July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,771,927	$ 1,155,369
Net realized gain (loss)	937,699	1,196,805
Change in net unrealized appreciation (depreciation)	707,007	(1,951,405)
Net increase (decrease) in net assets resulting from operations	10,416,633	400,769
Distributions to shareholders from net investment income	(8,644,971)	(1,105,904)
Distributions to shareholders from net realized gain	(461,703)	-
Total distributions	(9,106,674)	(1,105,904)
Share transactions - net increase (decrease)	292,125,223	81,520,708
Total increase (decrease) in net assets	293,435,182	80,815,573

Net Assets
Beginning of period	80,815,573	-
End of period (including undistributed net investment income of $79,241 and undistributed net investment income of $48,177, respectively)	$ 374,250,755	$ 80,815,573

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended July 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31
Income from Investment Operations
Net investment income (loss)E	.046
Net realized and unrealized gain (loss)	.145
Total from investment operations	.191
Distributions from net investment income	(.041)
Net asset value, end of period	$ 10.46
Total ReturnB,C,D	1.85%
Ratios to Average Net AssetsG
Expenses before expense reductions	.87%A
Expenses net of voluntary waivers, if any	.80%A
Expenses net of all reductions	.80%A
Net investment income (loss)	3.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31
Income from Investment Operations
Net investment income (loss)E	.045
Net realized and unrealized gain (loss)	.144
Total from investment operations	.189
Distributions from net investment income	(.039)
Net asset value, end of period	$ 10.46
Total ReturnB,C,D	1.84%
Ratios to Average Net AssetsG
Expenses before expense reductions	.96%A
Expenses net of voluntary waivers, if any	.90%A
Expenses net of all reductions	.90%A
Net investment income (loss)	3.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended July 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31
Income from Investment Operations
Net investment income (loss)E	.036
Net realized and unrealized gain (loss)	.145
Total from investment operations	.181
Distributions from net investment income	(.031)
Net asset value, end of period	$ 10.46
Total ReturnB,C,D	1.76%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.62%A
Expenses net of voluntary waivers, if any	1.55%A
Expenses net of all reductions	1.55%A
Net investment income (loss)	2.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended July 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31
Income from Investment Operations
Net investment income (loss)E	.035
Net realized and unrealized gain (loss)	.145
Total from investment operations	.180
Distributions from net investment income	(.030)
Net asset value, end of period	$ 10.46
Total ReturnB,C,D	1.74%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.74%A
Expenses net of voluntary waivers, if any	1.65%A
Expenses net of all reductions	1.65%A
Net investment income (loss)	2.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 142
Portfolio turnover rate	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond

Years ended July 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.340	.232
Net realized and unrealized gain (loss)	.237	.269E
Total from investment operations	.577	.501
Distributions from net investment income	(.337)	(.221)
Distributions from net realized gain	(.060)	-
Total distributions	(.397)	(.221)
Net asset value, end of period	$ 10.46	$ 10.28
Total ReturnB,C	5.68%	5.01%
Ratios to Average Net AssetsG
Expenses before expense reductions	.75%	1.01%A
Expenses net of voluntary waivers, if any	.65%	.65%A
Expenses net of all reductions	.65%	.65%A
Net investment income (loss)	3.25%	2.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 373,699	$ 80,816
Portfolio turnover rate	251%	423%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period October 15, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended July 31,	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31
Income from Investment Operations
Net investment income (loss)D	.048
Net realized and unrealized gain (loss)	.145
Total from investment operations	.193
Distributions from net investment income	(.043)
Net asset value, end of period	$ 10.46
Total ReturnB,C	1.87%
Ratios to Average Net AssetsF
Expenses before expense reductions	.71%A
Expenses net of voluntary waivers, if any	.65%A
Expenses net of all reductions	.65%A
Net investment income (loss)	3.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2004

1. Significant Accounting Policies.

Fidelity Total Bond Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Total Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, non-taxable dividends, financing transactions and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 2,516,785
Unrealized depreciation	(3,578,968)
Net unrealized appreciation (depreciation)	(1,062,183)
Undistributed ordinary income	1,657,054
Undistributed long-term capital gain	169,658

Cost for federal income tax purposes	$ 435,886,714

The tax character of distributions paid was as follows:

	July 31, 2004	July 31, 2003
Ordinary Income	$ 9,106,674	$ 1,105,904

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $190,553,218 and $50,166,230, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 20	$ 20
Class T	0%	.25%	32	32
Class B	.65%	.25%	115	115
Class C	.75%	.25%	170	129
			$ 337	$ 296

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, no sales charges were retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Total Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, , is the transfer agent for Fidelity Total Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 20.16
Class T	20.16
Class B	20.16
Class C	29.17
Fidelity Total Bond	535,460.20
Institutional Class	20.16
	$ 535,569

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $440,328 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

FMR agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	.80%	$ 9
Class T	.90%	8
Class B	1.55%	8
Class C	1.65%	15
Fidelity Total Bond	.65%	273,223
Institutional Class	.65%	8
		$ 273,271

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,748.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2004A	2003B
From net investment income
Class A	$ 394	$ -
Class T	382	-
Class B	301	-
Class C	386	-
Fidelity Total Bond	8,643,095	1,105,904
Institutional Class	413	-
Total	$ 8,644,971	$ 1,105,904
From net realized gain
Fidelity Total Bond	$ 461,703	$ -

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

B Distributions for Fidelity Total Bond are for the period October 15, 2002 (commencement of operations) to July 31, 2003.

Annual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2004A	2003B	2004A	2003B
Class A
Shares sold	9,699	-	$ 100,000	$ -
Reinvestment of distributions	38	-	394	-
Net increase (decrease)	9,737	-	$ 100,394	$ -
Class T
Shares sold	9,699	-	$ 100,000	$ -
Reinvestment of distributions	37	-	382	-
Net increase (decrease)	9,736	-	$ 100,382	$ -
Class B
Shares sold	9,950	-	$ 102,625	$ -
Reinvestment of distributions	29	-	301	-
Net increase (decrease)	9,979	-	$ 102,926	$ -
Class C
Shares sold	13,566	-	$ 140,062	$ -
Reinvestment of distributions	37	-	386	-
Net increase (decrease)	13,603	-	$ 140,448	$ -
Fidelity Total Bond
Shares sold	34,227,901	14,730,271	$ 358,024,636	$ 153,496,596
Reinvestment of distributions	845,761	98,006	8,865,286	1,022,553
Shares redeemed	(7,201,869)	(6,966,063)	(75,309,262)	(72,998,441)
Net increase (decrease)	27,871,793	7,862,214	$ 291,580,660	$ 81,520,708
Institutional Class
Shares sold	9,699	-	$ 100,000	$ -
Reinvestment of distributions	40	-	413	-
Net increase (decrease)	9,739	-	$ 100,413	$ -

A Share transactions for Class A, Class T, Class B, Class C, and Institutional Class are for the period June 16, 2004 (commencement of sales of shares) to July 31, 2004.

B Share transactions for Fidelity Total Bond are for the period October 15, 2002 (commencement of operations) to July 31, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at July 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 13, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 293 funds advised by FMR or an affiliate. Mr. McCoy oversees 295 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2002). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is also a member of the Executive Committee and Chairman of the Policy Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks and Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Income Fund. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 2002

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Kevin E. Grant (44)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Grant also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Grant managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (34)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	9/07/04	9/03/04	$0.02

Class T	9/07/04	9/03/04	$0.02

Class B	9/07/04	9/03/04	$0.02

Class C	9/07/04	9/03/04	$0.02

A total of 16.67% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	5,733,332,096.96	79.506
Against	1,101,900,754.51	15.280
Abstain	290,226,743.09	4.025
Broker Non-Votes	85,743,565.56	1.189
TOTAL	7,211,203,160.12	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	6,892,332,738.84	95.578
Withheld	318,870,421.28	4.422
TOTAL	7,211,203,160.12	100.000
Ralph F. Cox
Affirmative	6,882,315,606.74	95.439
Withheld	328,887,553.38	4.561
TOTAL	7,211,203,160.12	100.000
Laura B. Cronin
Affirmative	6,880,811,550.36	95.418
Withheld	330,391,609.76	4.582
TOTAL	7,211,203,160.12	100.000
Robert M. Gates
Affirmative	6,887,483,173.36	95.511
Withheld	323,719,986.76	4.489
TOTAL	7,211,203,160.12	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	6,886,148,619.46	95.492
Withheld	325,054,540.66	4.508
TOTAL	7,211,203,160.12	100.000
Abigail P. Johnson
Affirmative	6,864,733,447.98	95.195
Withheld	346,469,712.14	4.805
TOTAL	7,211,203,160.12	100.000
Edward C. Johnson 3d
Affirmative	6,862,922,095.94	95.170
Withheld	348,281,064.18	4.830
TOTAL	7,211,203,160.12	100.000
Donald J. Kirk
Affirmative	6,885,864,179.00	95.488
Withheld	325,338,981.12	4.512
TOTAL	7,211,203,160.12	100.000
Marie L. Knowles
Affirmative	6,893,357,743.67	95.592
Withheld	317,845,416.45	4.408
TOTAL	7,211,203,160.12	100.000
Ned C. Lautenbach
Affirmative	6,893,877,983.36	95.600
Withheld	317,325,176.76	4.400
TOTAL	7,211,203,160.12	100.000
Marvin L. Mann
Affirmative	6,885,633,341.18	95.485
Withheld	325,569,818.94	4.515
TOTAL	7,211,203,160.12	100.000
William O. McCoy
Affirmative	6,886,446,432.81	95.496
Withheld	324,756,727.31	4.504
TOTAL	7,211,203,160.12	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	6,883,572,713.71	95.457
Withheld	327,630,446.41	4.543
TOTAL	7,211,203,160.12	100.000
William S. Stavropoulos
Affirmative	6,890,488,924.39	95.553
Withheld	320,714,235.73	4.447
TOTAL	7,211,203,160.12	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

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Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mid Cap II Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ATB-UANN-0904
1.804574.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Total Bond

Fund - Institutional Class

Annual Report

July 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity Total Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending October 31, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2004	Past 1 year	Life of fundA
Institutional Class B	5.68%	5.97%

A From October 15, 2002.

B The initial offering of Institutional Class shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Total Bond Fund - Institutional Class on October 15, 2002, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® U.S. Universal Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Kevin Grant, Portfolio Manager of Fidelity Advisor Total Bond Fund

Investment-grade debt had positive returns for the year ending July 31, 2004, as the Lehman Brothers® Aggregate Bond Index climbed 4.84% in an extremely volatile period. Early on, bonds benefited from the Federal Reserve Board's accommodative monetary policy - the Board kept the fed funds target rate at a 45-year low of 1.00%. Bonds continued to post gains through the first quarter of 2004 amid a backdrop of low inflation and weak employment levels. But that all changed in April, when a surge in job creation caused bond prices to plunge and investors to re-evaluate their expectations about the timing of future rate hikes. Bonds continued their descent in May, and the Fed confirmed investors' fears by hiking rates in June. Treasuries - the most interest-rate-sensitive bond category - fared the worst in this environment, but still posted a 3.85% advance for the year, according to the Lehman Brothers U.S. Treasury Index. Meanwhile, corporate bonds and mortgage securities fared best, as the Lehman Brothers Credit Bond and Mortgage-Backed Securities indexes rose 5.83% and 5.11%, respectively.

The fund's Institutional Class shares rose 5.68% during the past year, versus 5.47% for the Lehman Brothers U.S. Universal Index. Sector allocation contributed a lot, as I took advantage of the fund's flexibility to access value across the entire bond market. Of particular note, my positioning in the below-investment-grade high-yield and emerging-markets sectors - which combined represented only a small portion of the fund's net assets - paid off in spades. The fund was rewarded for overweighting high-yield securities, which handily outpaced most fixed-income alternatives amid a positive environment for riskier assets. We had a better tactical result, however, on the more-volatile emerging-markets front, thanks to some timely shifts into and out of the sector. Within the investment-grade universe, I continued to shy away from weak government bonds - particularly Treasuries - while favoring higher-yielding spread sectors, notably mortgage securities, which outperformed throughout the period. Favorable issue selection within corporates also helped, as did effective yield-curve positioning. Conversely, there are always things I could have done better - including having larger over- and underweightings - but during a period in which so much went right for the fund, it's difficult to find anything that had a meaningful negative impact.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 to July 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period* February 1, 2004 to July 31, 2004
Class A(dagger)
Actual	$ 1,000.00	$ 1,018.50	$ 1.00
HypotheticalA	$ 1,000.00	$ 1,005.30	$ 1.00
Class T(dagger)
Actual	$ 1,000.00	$ 1,018.40	$ 1.14
HypotheticalA	$ 1,000.00	$ 1,005.17	$ 1.13
	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period* February 1, 2004 to July 31, 2004
Class B(dagger)
Actual	$ 1,000.00	$ 1,017.60	$ 1.97
HypotheticalA	$ 1,000.00	$ 1,004.35	$ 1.95
Class C(dagger)
Actual	$ 1,000.00	$ 1,017.40	$ 2.09
HypotheticalA	$ 1,000.00	$ 1,004.22	$ 2.08
Fidelity Total Bond
Actual	$ 1,000.00	$ 1,006.10	$ 3.24
HypotheticalA	$ 1,000.00	$ 1,021.73	$ 3.27
Institutional Class(dagger)
Actual	$ 1,000.00	$ 1,018.70	$ .82
HypotheticalA	$ 1,000.00	$ 1,005.48	$ .82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.80%
Class T	.90%
Class B	1.55%
Class C	1.65%
Fidelity Total Bond	.65%
Institutional Class	.65%

8 Calculated by multiplying by 46/366 to reflect the period 6/16/2004 to July 31, 2004.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets) as of July 31, 2004
As of July 31, 2004	As of January 31, 2004
U.S. Government and U.S. Government Agency Obligations 53.6%	U.S. Government and U.S. Government Agency Obligations 63.0%
AAA 5.4%	AAA 3.8%
AA 3.2%	AA 3.4%
A 10.0%	A 6.2%
BBB 15.9%	BBB 11.1%
BB and Below 9.3%	BB and Below 8.5%
Not Rated 0.8%	Not Rated 1.3%
Equities 0.0%	Equities 0.1%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 2.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of July 31, 2004
6 months ago
Years	5.8	5.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2004
6 months ago
Years	4.7	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2004*		As of January 31, 2004**
	Corporate Bonds 29.0%		Corporate Bonds 23.2%
	U.S. Government and U.S. Government Agency Obligations 53.6%		U.S. Government and U.S. Government Agency Obligations 63.0%
	Asset-Backed Securities 6.3%		Asset-Backed Securities 5.5%
	CMOs and Other Mortgage Related Securities 6.2%		CMOs and Other Mortgage Related Securities 4.2%
	Stocks 0.0%		Stocks 0.1%
	Other Investments 3.1%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	10.5%	** Foreign investments	6.5%
* Futures and Swaps	5.4%	** Futures and Swaps	1.8%

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments July 31, 2004

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.5%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	$ 200,000	$ 203,395
7.2% 9/1/09	1,000,000	1,098,733
EaglePicher, Inc. 9.75% 9/1/13	20,000	21,500
Visteon Corp. 7% 3/10/14	80,000	75,900
		1,399,528
Automobiles - 0.1%
General Motors Corp. 7.2% 1/15/11	500,000	522,651
Hotels, Restaurants & Leisure - 1.0%
Argosy Gaming Co. 7% 1/15/14 (f)	80,000	79,800
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	15,000	12,975
10.5% 7/15/11	120,000	116,100
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	66,500
Gaylord Entertainment Co. 8% 11/15/13	160,000	164,800
Herbst Gaming, Inc. 8.125% 6/1/12 (f)	70,000	68,950
HMH Properties, Inc. 7.875% 8/1/08	213,000	219,390
Host Marriott LP:
7.125% 11/1/13	35,000	34,781
8.375% 2/15/06	200,000	212,000
Mandalay Resort Group 6.375% 12/15/11	150,000	153,375
MGM MIRAGE:
6% 10/1/09	20,000	19,850
8.375% 2/1/11	40,000	42,800
Mohegan Tribal Gaming Authority:
7.125% 8/15/14 (f)	40,000	40,500
8.375% 7/1/11	35,000	39,550
Morton's Restaurant Group, Inc. 7.5% 7/1/10	65,000	61,100
MTR Gaming Group, Inc. 9.75% 4/1/10	135,000	145,800
NCL Corp. Ltd. 10.625% 7/15/14 (f)	80,000	80,800
Park Place Entertainment Corp. 7.875% 12/15/05	50,000	52,625
Penn National Gaming, Inc.:
6.875% 12/1/11 (f)	80,000	79,200
8.875% 3/15/10	100,000	109,250
Premier Entertainment Biloxi LLC 10.75% 2/1/12 (f)	20,000	21,100
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	225,000	253,125
Seneca Gaming Corp. 7.25% 5/1/12 (f)	50,000	49,813
Six Flags, Inc.:
9.5% 2/1/09	280,000	270,200
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Six Flags, Inc.: - continued
9.625% 6/1/14	$ 100,000	$ 92,250
Speedway Motorsports, Inc. 6.75% 6/1/13 (f)	100,000	99,500
Station Casinos, Inc.:
6% 4/1/12	70,000	68,775
6.5% 2/1/14	40,000	38,900
6.875% 3/1/16	100,000	97,000
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	325,000	349,375
Town Sports International, Inc. 9.625% 4/15/11	20,000	19,350
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	100,000	114,500
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	9,000	9,540
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	169,600
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	167,000	206,663
		3,659,837
Household Durables - 0.1%
D.R. Horton, Inc. 8.5% 4/15/12	30,000	33,450
K. Hovnanian Enterprises, Inc.:
6.5% 1/15/14	100,000	94,000
8.875% 4/1/12	10,000	10,850
Sealy Mattress Co. 8.25% 6/15/14 (f)	50,000	50,000
WCI Communities, Inc. 9.125% 5/1/12	35,000	37,625
William Lyon Homes, Inc. 10.75% 4/1/13	40,000	44,800
		270,725
Internet & Catalog Retail - 0.1%
USA Interactive 7% 1/15/13	300,000	328,500
Media - 2.5%
AMC Entertainment, Inc. 8% 3/1/14 (f)	290,000	266,800
AOL Time Warner, Inc. 7.625% 4/15/31	1,000,000	1,100,158
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	1,000,000	1,157,109
Cablevision Systems Corp.:
5.66% 4/1/09 (f)(h)	40,000	40,400
8% 4/15/12 (f)	180,000	176,400
Carmike Cinemas, Inc. 7.5% 2/15/14 (f)	60,000	57,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (f)	$ 70,000	$ 67,550
Cinemark, Inc. 0% 3/15/14 (d)	100,000	66,250
Comcast Corp. 5.85% 1/15/10	500,000	525,084
Cox Communications, Inc.:
4.625% 6/1/13	90,000	83,770
7.125% 10/1/12	355,000	391,496
CSC Holdings, Inc.:
6.75% 4/15/12 (f)	40,000	38,400
7.875% 2/15/18	50,000	48,000
Dex Media, Inc.:
0% 11/15/13 (d)(f)	100,000	69,000
8% 11/15/13 (f)	10,000	10,050
EchoStar DBS Corp.:
6.375% 10/1/11	150,000	147,000
9.125% 1/15/09	72,000	79,020
Granite Broadcasting Corp. 9.75% 12/1/10	40,000	36,400
Houghton Mifflin Co. 9.875% 2/1/13	70,000	71,750
Innova S. de R.L. 9.375% 9/19/13	160,000	170,000
Liberty Media Corp. 8.25% 2/1/30	1,100,000	1,237,470
LodgeNet Entertainment Corp. 9.5% 6/15/13	130,000	142,025
Loews Cineplex Entertainment Corp. 9% 8/1/14 (f)	100,000	100,000
Medianews Group, Inc.:
6.375% 4/1/14	200,000	186,000
6.875% 10/1/13	250,000	242,500
PanAmSat Corp. 9% 8/15/14 (f)(g)	130,000	130,000
PEI Holdings, Inc. 11% 3/15/10	11,000	12,760
PRIMEDIA, Inc.:
7.625% 4/1/08	280,000	274,400
8.875% 5/15/11	25,000	24,563
Radio One, Inc. 8.875% 7/1/11	100,000	109,500
Spanish Broadcasting System, Inc. 9.625% 11/1/09	45,000	47,419
The Reader's Digest Association, Inc. 6.5% 3/1/11	70,000	69,300
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)	210,000	215,250
yankee 10.5% 2/15/07	5,000	5,125
Viacom, Inc. 7.7% 7/30/10	1,205,000	1,382,343
Walt Disney Co. 6.375% 3/1/12	700,000	755,504
		9,535,796
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08	$ 20,000	$ 20,600
The May Department Stores Co. 3.95% 7/15/07 (f)	175,000	174,998
		195,598
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	56,100
9% 6/15/12	15,000	15,150
Boise Cascade Corp. 7.5% 2/1/08	40,000	44,269
General Nutrition Centers, Inc. 8.5% 12/1/10 (f)	20,000	20,150
Hollywood Entertainment Corp. 9.625% 3/15/11	50,000	56,250
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	89,100
Sonic Automotive, Inc. 8.625% 8/15/13	50,000	51,375
Toys 'R' US, Inc. 7.875% 4/15/13	20,000	20,350
United Auto Group, Inc. 9.625% 3/15/12	50,000	54,750
		407,494
Textiles Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
7% 11/1/06	10,000	9,500
11.625% 1/15/08	10,000	10,000
12.25% 12/15/12	65,000	65,650
		85,150
TOTAL CONSUMER DISCRETIONARY		16,405,279
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.7%
Jean Coutu Group, Inc.:
7.625% 8/1/12 (f)	30,000	30,188
8.5% 8/1/14 (f)	60,000	59,475
Pathmark Stores, Inc. 8.75% 2/1/12	200,000	204,000
Rite Aid Corp.:
6% 12/15/05 (f)	20,000	20,000
7.625% 4/15/05	15,000	15,300
Safeway, Inc. 6.5% 3/1/11	2,000,000	2,136,780
Stater Brothers Holdings, Inc. 8.125% 6/15/12 (f)	80,000	81,800
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	45,000	42,750
9.125% 12/15/11	10,000	8,725
		2,599,018
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.1%
Corn Products International, Inc. 8.25% 7/15/07	$ 5,000	$ 5,450
Del Monte Corp. 9.25% 5/15/11	50,000	54,625
Doane Pet Care Co.:
9.75% 5/15/07	50,000	47,500
10.75% 3/1/10	200,000	214,000
Kraft Foods, Inc. 5.25% 6/1/07	20,000	20,861
Pierre Foods, Inc. 9.875% 7/15/12 (f)	40,000	40,500
United Agriculture Products, Inc. 8.25% 12/15/11 (f)	30,000	33,000
		415,936
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	150,000	157,125
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14	20,000	20,450
Tobacco - 0.4%
Altria Group, Inc. 7% 11/4/13	1,240,000	1,279,996
TOTAL CONSUMER STAPLES		4,472,525
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	331,286
Grant Prideco, Inc. 9% 12/15/09	10,000	10,875
Hanover Compressor Co.:
8.625% 12/15/10	20,000	21,100
9% 6/1/14	50,000	52,625
Universal Compression, Inc. 7.25% 5/15/10	40,000	41,650
		457,536
Oil & Gas - 1.0%
Amerada Hess Corp.:
6.65% 8/15/11	70,000	75,068
7.125% 3/15/33	185,000	188,515
7.375% 10/1/09	160,000	175,207
Anadarko Petroleum Corp. 5% 10/1/12	400,000	397,594
Chesapeake Energy Corp.:
6.875% 1/15/16	50,000	49,250
7.75% 1/15/15	30,000	31,800
8.375% 11/1/08	50,000	54,500
El Paso Energy Corp.:
7.375% 12/15/12	5,000	4,450
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
El Paso Energy Corp.: - continued
7.75% 1/15/32	$ 15,000	$ 12,225
8.05% 10/15/30	95,000	78,850
El Paso Production Holding Co. 7.75% 6/1/13	140,000	133,000
EnCana Corp. 6.5% 8/15/34	155,000	155,339
EXCO Resources, Inc. 7.25% 1/15/11	30,000	30,750
General Maritime Corp. 10% 3/15/13	310,000	344,875
Giant Industries, Inc. 8% 5/15/14	130,000	132,769
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	40,000	46,800
OAO Gazprom 9.625% 3/1/13	220,000	230,725
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	55,000	51,425
8.25% 3/15/13	40,000	42,400
Pecom Energia SA:
8.125% 7/15/10 (Reg. S)	75,000	73,500
9% 1/30/07 (f)	100,000	103,500
9% 5/1/09 (Reg. S)	95,000	96,544
Range Resources Corp. 7.375% 7/15/13 (f)	40,000	40,500
Ship Finance International Ltd. 8.5% 12/15/13	330,000	316,800
Teekay Shipping Corp. 8.875% 7/15/11	30,000	33,000
The Coastal Corp.:
6.375% 2/1/09	5,000	4,475
6.5% 5/15/06	65,000	64,350
6.5% 6/1/08	100,000	91,625
7.5% 8/15/06	50,000	50,000
7.75% 6/15/10	200,000	185,000
Williams Companies, Inc.:
7.125% 9/1/11	5,000	5,200
7.625% 7/15/19	30,000	30,225
7.875% 9/1/21	35,000	35,219
8.125% 3/15/12	30,000	32,625
8.625% 6/1/10	30,000	33,675
8.75% 3/15/32	165,000	173,250
YPF SA yankee 9.125% 2/24/09	235,000	255,563
		3,860,593
TOTAL ENERGY		4,318,129
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - 11.8%
Capital Markets - 1.6%
Amvescap PLC 5.9% 1/15/07	$ 25,000	$ 26,463
Bank of New York Co., Inc.:
3.4% 3/15/13 (h)	100,000	96,751
4.25% 9/4/12 (h)	205,000	205,399
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (f)	170,000	177,438
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	440,000	445,051
E*TRADE Financial Corp. 8% 6/15/11 (f)	130,000	129,675
Equinox Holdings Ltd. 9% 12/15/09 (f)	20,000	19,950
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,124,891
Goldman Sachs Group, Inc.:
5.7% 9/1/12	1,100,000	1,127,431
6.6% 1/15/12	500,000	543,678
Legg Mason, Inc. 6.75% 7/2/08	30,000	32,716
Morgan Stanley:
4.75% 4/1/14	720,000	672,543
6.6% 4/1/12	1,100,000	1,194,670
		5,796,656
Commercial Banks - 1.4%
Bank of America Corp. 7.4% 1/15/11	1,000,000	1,139,934
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	34,234
Export-Import Bank of Korea:
4.125% 2/10/09 (f)	140,000	136,863
5.25% 2/10/14 (f)	515,000	501,244
Korea Development Bank:
3.875% 3/2/09	600,000	581,222
4.75% 7/20/09	320,000	319,700
5.75% 9/10/13	350,000	354,777
National Westminster Bank PLC yankee 7.375% 10/1/09	1,500,000	1,709,823
Wachovia Corp. 4.875% 2/15/14	600,000	578,924
		5,356,721
Consumer Finance - 1.9%
American General Finance Corp.:
4% 3/15/11	655,000	627,888
4.625% 5/15/09	1,200,000	1,210,505
AmeriCredit Corp. 9.25% 5/1/09	150,000	160,500
Capital One Bank:
4.875% 5/15/08	1,075,000	1,094,931
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Capital One Bank: - continued
6.5% 6/13/13	$ 1,090,000	$ 1,138,642
Ford Motor Credit Co.:
7% 10/1/13	2,000,000	2,035,712
7.875% 6/15/10	250,000	272,936
General Motors Acceptance Corp. 6.875% 9/15/11	525,000	538,948
Household Finance Corp.:
4.75% 5/15/09	100,000	101,381
6.375% 11/27/12	30,000	32,208
6.75% 5/15/11	40,000	44,065
		7,257,716
Diversified Financial Services - 5.1%
Ahold Finance USA, Inc.:
6.25% 5/1/09	40,000	39,700
6.875% 5/1/29	170,000	147,050
8.25% 7/15/10	40,000	42,700
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	44,500
6.977% 11/23/22	11,499	10,119
7.377% 5/23/19	51,886	35,801
7.379% 5/23/16	53,179	36,693
7.8% 4/1/08	65,000	58,500
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	35,000	37,370
Arch Western Finance LLC 6.75% 7/1/13 (f)	100,000	101,750
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	30,000	32,100
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (f)	90,000	88,823
5.125% 10/1/13 (f)	1,060,000	1,045,091
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	70,000	66,850
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (f)	50,000	49,750
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	115,000	115,863
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	10,000	10,075
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	3,872	3,059
6.9% 7/2/18	4,746	3,749
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Continental Airlines, Inc. pass thru trust certificates: - continued
7.73% 9/15/12	$ 4,680	$ 3,463
8.321% 11/1/06	5,000	4,550
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	15,000	8,850
7.57% 11/18/10	5,000	4,521
7.779% 11/18/05	50,000	30,000
7.779% 1/2/12	25,045	10,769
7.92% 5/18/12	135,000	79,075
Deutsche Telekom International Finance BV:
5.25% 7/22/13	85,000	84,185
8.5% 6/15/10	305,000	359,734
8.75% 6/15/30	895,000	1,111,783
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	10,000	10,800
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	246,517
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	50,000	52,500
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	355,000	395,825
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12 (f)	30,000	31,425
Hurricane Finance BV 9.625% 2/12/10 (f)	75,000	79,875
Hutchison Whampoa International (03/13) Ltd. 6.5% 2/13/13 (f)	190,000	191,899
Hutchison Whampoa International (03/33) Ltd.:
6.25% 1/24/14 (f)	1,720,000	1,692,752
7.45% 11/24/33 (f)	300,000	291,443
Inmarsat Finance PLC 7.625% 6/30/12 (f)	70,000	66,850
Ispat Inland ULC 9.75% 4/1/14 (f)	70,000	72,275
J.P. Morgan Chase & Co. 4.875% 3/15/14	1,475,000	1,411,177
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	85,000	73,525
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (f)	1,400,000	1,396,688
Mobile Telesystems Finance SA:
9.75% 1/30/08 (f)	310,000	321,625
9.75% 1/30/08 (Reg. S)	75,000	77,813
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	40,000	40,800
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	$ 10,000	$ 10,700
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	120,000	124,500
Nexstar Finance, Inc. 7% 1/15/14	130,000	123,825
NiSource Finance Corp. 7.875% 11/15/10	125,000	144,769
Northern Telecom Capital Corp. 7.875% 6/15/26	25,000	23,500
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	8,102	6,644
7.67% 1/2/15	8,505	6,889
Pemex Project Funding Master Trust:
6.125% 8/15/08	250,000	258,750
7.375% 12/15/14	500,000	523,750
Petronas Capital Ltd. 7% 5/22/12 (f)	5,000	5,531
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	44,250
7.25% 2/15/11	35,000	30,275
7.625% 8/3/21	20,000	15,800
Sensus Metering Systems, Inc. 8.625% 12/15/13 (f)	20,000	19,700
Sprint Capital Corp.:
6.125% 11/15/08	500,000	529,658
8.375% 3/15/12	1,100,000	1,288,800
Telecom Italia Capital 4% 11/15/08 (f)	500,000	494,147
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	99,615
Tyco International Group SA yankee:
6.375% 6/15/05	5,000	5,149
6.375% 2/15/06	20,000	20,994
6.75% 2/15/11	1,070,000	1,173,261
6.875% 1/15/29	1,000,000	1,063,401
Tyumen Oil Co. 11% 11/6/07	175,000	191,625
U.S. West Capital Funding, Inc. 6.375% 7/15/08	125,000	110,000
UGS Corp. 10% 6/1/12 (f)	30,000	31,800
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	385,000	444,675
Verizon Global Funding Corp.:
7.25% 12/1/10	1,030,000	1,159,828
7.375% 9/1/12	465,000	529,462
Western Financial Bank 9.625% 5/15/12	15,000	16,500
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	30,000	31,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Williams Companies, Inc. Credit Linked Certificate Trust 6.75% 4/15/09 (f)	$ 215,000	$ 216,613
Xerox Capital Trust I 8% 2/1/27	130,000	117,325
		18,983,498
Insurance - 0.2%
Aegon NV 4.75% 6/1/13	500,000	480,439
Assurant, Inc. 5.625% 2/15/14	210,000	209,066
Travelers Property Casualty Corp.:
5% 3/15/13	25,000	24,306
6.375% 3/15/33	35,000	34,566
		748,377
Real Estate - 1.0%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (f)	85,000	87,125
Boston Properties, Inc. 6.25% 1/15/13	100,000	105,658
Camden Property Trust 5.875% 11/30/12	200,000	204,443
CarrAmerica Realty Corp. 5.25% 11/30/07	200,000	210,057
CB Richard Ellis Services, Inc. 9.75% 5/15/10	10,000	11,000
Dominion Resources, Inc. 5.125% 12/15/09	500,000	508,971
EOP Operating LP:
4.75% 3/15/14	600,000	559,758
7% 7/15/11	500,000	549,728
Gables Realty LP 5.75% 7/15/07	585,000	614,215
Healthcare Realty Trust, Inc. 5.125% 4/1/14	435,000	409,388
MeriStar Hospitality Corp. 8.75% 8/15/07	50,000	51,000
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 10.5% 6/15/09	200,000	216,000
Omega Healthcare Investors, Inc. 7% 4/1/14 (f)	70,000	65,625
Senior Housing Properties Trust 7.875% 4/15/15	20,000	20,850
		3,613,818
Thrifts & Mortgage Finance - 0.6%
Countrywide Home Loans, Inc. 4% 3/22/11	720,000	678,966
Independence Community Bank Corp. 3.75% 4/1/14 (h)	275,000	263,160
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.375% 1/15/08	$ 1,200,000	$ 1,217,696
4.625% 4/1/14	100,000	92,302
		2,252,124
TOTAL FINANCIALS		44,008,910
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Fisher Scientific International, Inc. 8% 9/1/13	125,000	135,625
Medical Device Manufacturing, Inc. 10% 7/15/12 (f)	50,000	51,500
		187,125
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	150,000	153,000
Beverly Enterprises, Inc. 7.875% 6/15/14 (f)	70,000	70,525
Concentra Operating Corp.:
9.125% 6/1/12 (f)	10,000	10,700
9.5% 8/15/10	110,000	119,350
Fountain View, Inc. 9.25% 8/19/08 (e)	110,000	110,000
HealthSouth Corp. 8.5% 2/1/08	85,000	84,044
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (f)	100,000	103,500
Mariner Health Care, Inc. 8.25% 12/15/13 (f)	30,000	32,025
National Nephrology Associates, Inc. 9% 11/1/11 (f)	20,000	23,076
PacifiCare Health Systems, Inc. 10.75% 6/1/09	82,000	93,070
Psychiatric Solutions, Inc. 10.625% 6/15/13	105,000	117,600
Tenet Healthcare Corp.:
6.375% 12/1/11	75,000	66,938
6.5% 6/1/12	15,000	13,275
7.375% 2/1/13	75,000	69,375
		1,066,478
Pharmaceuticals - 0.0%
Biovail Corp. yankee 7.875% 4/1/10	105,000	103,163
Leiner Health Products, Inc. 11% 6/1/12 (f)	20,000	20,550
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
VWR International, Inc.:
6.875% 4/15/12 (f)	$ 30,000	$ 30,038
8% 4/15/14 (f)	30,000	30,638
		184,389
TOTAL HEALTH CARE		1,437,992
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.7%
BE Aerospace, Inc.:
8.5% 10/1/10	100,000	107,500
9.5% 11/1/08	55,000	55,550
Bombardier, Inc. 6.3% 5/1/14 (f)	590,000	509,261
Orbital Sciences Corp. 9% 7/15/11	135,000	147,150
Raytheon Co. 5.5% 11/15/12	1,550,000	1,586,020
		2,405,481
Airlines - 0.0%
AMR Corp. 9% 8/1/12	85,000	61,200
Delta Air Lines, Inc. 7.9% 12/15/09	50,000	19,500
Northwest Airlines, Inc.:
7.875% 3/15/08	25,000	17,125
9.875% 3/15/07	60,000	44,100
		141,925
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	21,600
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	70,000	65,975
7.875% 4/15/13	20,000	20,850
10% 8/1/09	60,000	63,450
Boise Cascade Office Products Corp. 7.05% 5/15/05	140,000	144,375
Cenveo Corp. 7.875% 12/1/13	60,000	54,450
		349,100
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10	20,000	21,650
Industrial Conglomerates - 0.0%
North American Energy Partners, Inc. 8.75% 12/1/11 (f)	20,000	19,900
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.1%
Cummins, Inc.:
5.65% 3/1/98	$ 15,000	$ 9,975
9.5% 12/1/10 (h)	20,000	22,900
Dresser, Inc. 9.375% 4/15/11	15,000	16,200
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	93,000	98,580
Invensys PLC 9.875% 3/15/11 (f)	150,000	150,750
Navistar International Corp. 7.5% 6/15/11	30,000	31,200
Terex Corp. 7.375% 1/15/14	100,000	99,750
		429,355
Marine - 0.0%
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (f)	40,000	41,400
OMI Corp. 7.625% 12/1/13	95,000	93,100
		134,500
Road & Rail - 0.1%
CSX Corp. 7.45% 5/1/07	100,000	109,573
Kansas City Southern Railway Co. 7.5% 6/15/09	100,000	100,250
Quality Distribution LLC/QD Capital Corp. 9% 11/15/10 (f)	40,000	38,800
TFM SA de CV yankee 11.75% 6/15/09	140,000	139,300
		387,923
TOTAL INDUSTRIALS		3,911,434
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.5%
Motorola, Inc.:
6.5% 11/15/28	300,000	297,610
7.625% 11/15/10	200,000	227,678
8% 11/1/11	1,200,000	1,392,922
Nortel Networks Corp. 6.125% 2/15/06	50,000	50,000
Northern Telecom Ltd. yankee 6.875% 9/1/23	30,000	27,000
		1,995,210
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	100,000	102,000
PerkinElmer, Inc. 8.875% 1/15/13	20,000	22,050
		124,050
IT Services - 0.1%
Iron Mountain, Inc. 6.625% 1/1/16	270,000	249,750
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	$ 20,000	$ 20,550
7.2% 4/1/16	165,000	162,113
7.625% 6/15/13	60,000	61,650
		244,313
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13	28,000	32,690
Amkor Technology, Inc.:
7.125% 3/15/11	90,000	76,950
7.75% 5/15/13	30,000	25,650
Freescale Semiconductor, Inc. 7.125% 7/15/14 (f)	60,000	60,300
Viasystems, Inc. 10.5% 1/15/11 (f)	50,000	48,500
		244,090
TOTAL INFORMATION TECHNOLOGY		2,857,413
MATERIALS - 2.2%
Chemicals - 0.5%
Berry Plastics Corp. 10.75% 7/15/12	80,000	89,000
Equistar Chemicals LP:
6.5% 2/15/06	75,000	75,750
7.55% 2/15/26	100,000	85,500
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	145,000	159,863
Georgia Gulf Corp. 7.125% 12/15/13 (f)	180,000	185,400
Huntsman International LLC 9.875% 3/1/09	115,000	124,488
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	55,000	42,625
Koppers, Inc. 9.875% 10/15/13	50,000	55,250
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	209,000
10.875% 5/1/09	55,000	57,338
Millennium America, Inc.:
9.25% 6/15/08	220,000	233,200
9.25% 6/15/08 (f)	10,000	10,600
Nalco Co.:
7.75% 11/15/11 (f)	130,000	135,525
8.875% 11/15/13 (f)	250,000	261,250
OMNOVA Solutions, Inc. 11.25% 6/1/10	20,000	21,700
Pliant Corp. 0% 6/15/09 (d)	60,000	51,900
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Resolution Performance Products LLC/RPP Capital Corp.:
9.5% 4/15/10	$ 70,000	$ 71,750
13.5% 11/15/10	35,000	33,950
Solutia, Inc. 7.375% 10/15/27 (c)	20,000	12,400
		1,916,489
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11	200,000	222,500
Containers & Packaging - 0.5%
Anchor Glass Container Corp. 11% 2/15/13	215,000	245,100
BWAY Corp. 10% 10/15/10	105,000	110,775
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	95,288
Crown European Holdings SA 9.5% 3/1/11	35,000	38,500
Graphic Packaging International, Inc.:
8.5% 8/15/11	220,000	237,600
9.5% 8/15/13	345,000	377,775
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13	30,000	29,700
8.25% 10/1/12	210,000	222,600
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	15,750
8.875% 2/15/09	50,000	54,125
Owens-Illinois, Inc.:
7.15% 5/15/05	60,000	61,575
7.35% 5/15/08	50,000	50,500
7.5% 5/15/10	95,000	96,425
7.8% 5/15/18	45,000	42,750
8.1% 5/15/07	110,000	114,950
Sealed Air Corp.:
5.625% 7/15/13 (f)	25,000	24,904
6.875% 7/15/33 (f)	55,000	56,149
Silgan Holdings, Inc. 6.75% 11/15/13	100,000	98,500
		1,972,966
Metals & Mining - 0.3%
California Steel Industries, Inc. 6.125% 3/15/14	40,000	37,550
Corporacion Nacional del Cobre (Codelco):
5.5% 10/15/13 (f)	165,000	166,086
6.375% 11/30/12 (f)	335,000	360,210
CSN Islands VIII Corp. 9.75% 12/16/13 (f)	75,000	71,531
Foundation Pennsylvania Coal Co. 7.25% 8/1/14 (f)	50,000	50,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	$ 75,000	$ 70,219
10.125% 2/1/10	155,000	173,600
International Steel Group, Inc. 6.5% 4/15/14 (f)	70,000	66,150
Massey Energy Co. 6.625% 11/15/10	40,000	40,400
Peabody Energy Corp. 6.875% 3/15/13	20,000	20,700
Phelps Dodge Corp. 8.75% 6/1/11	40,000	47,984
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (f)	60,000	61,350
		1,166,280
Paper & Forest Products - 0.8%
Boise Cascade Corp. 8% 2/24/06	25,000	26,668
Buckeye Cellulose Corp. 9.25% 9/15/08	100,000	99,500
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	206,000
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	14,681
7.5% 5/15/06	50,000	53,000
7.75% 11/15/29	10,000	9,900
8% 1/15/24	130,000	136,013
8.125% 5/15/11	5,000	5,606
International Paper Co.:
4.25% 1/15/09	95,000	93,787
5.5% 1/15/14	235,000	233,286
Millar Western Forest Products Ltd. 7.75% 11/15/13	220,000	224,400
Norske Skog Canada Ltd. 7.375% 3/1/14	40,000	40,000
Riverside Forest Products Ltd. 7.875% 3/1/14 (f)	40,000	41,200
Solo Cup Co. 8.5% 2/15/14 (f)	145,000	134,850
Stone Container Corp.:
8.375% 7/1/12	200,000	209,000
9.75% 2/1/11	30,000	33,150
Weyerhaeuser Co.:
5.25% 12/15/09	1,000,000	1,024,844
7.375% 3/15/32	260,000	286,974
		2,872,859
TOTAL MATERIALS		8,151,094
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.8%
BellSouth Corp. 6.55% 6/15/34	1,800,000	1,817,555
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC:
8.375% 12/15/10	$ 190,000	$ 223,933
8.875% 12/15/30	145,000	182,590
Cincinnati Bell, Inc. 8.375% 1/15/14	30,000	26,400
Empresa Brasil de Telecomm SA 11% 12/15/08 (f)	255,000	279,863
France Telecom SA 8.75% 3/1/11	815,000	950,916
Koninklijke KPN NV yankee 8% 10/1/10	500,000	581,609
KT Corp. 5.875% 6/24/14 (f)	280,000	281,837
Level 3 Communications, Inc. 10.5% 12/1/08	255,000	188,700
MCI, Inc.:
5.908% 5/1/07	36,000	34,830
6.688% 5/1/09	36,000	33,210
NTL Cable PLC 8.75% 4/15/14 (f)	120,000	124,200
Primus Telecommunications Group, Inc. 8% 1/15/14	90,000	64,800
Qwest Communications International, Inc.:
4.75% 2/15/09 (f)(h)	40,000	38,000
7.5% 2/15/14 (f)	160,000	149,200
Qwest Services Corp.:
13% 12/15/07 (f)	220,000	252,450
14% 12/15/10 (f)(h)	20,000	23,400
14.5% 12/15/14 (f)(h)	210,000	251,475
Telefonica de Argentina SA 9.125% 11/7/10	55,000	54,313
Telefonica Europe BV 7.75% 9/15/10	700,000	808,804
Telenet Group Holding NV 0% 6/15/14 (d)(f)	80,000	51,800
TELUS Corp. yankee 7.5% 6/1/07	180,000	196,475
U.S. West Communications 6.875% 9/15/33	165,000	136,125
		6,752,485
Wireless Telecommunication Services - 1.5%
America Movil SA de CV:
4.125% 3/1/09 (f)	285,000	271,518
5.5% 3/1/14 (f)	255,000	238,645
American Tower Corp. 7.5% 5/1/12 (f)	105,000	103,163
AT&T Wireless Services, Inc.:
7.875% 3/1/11	455,000	522,951
8.75% 3/1/31	1,485,000	1,848,396
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)	60,000	55,500
Cingular Wireless LLC 7.125% 12/15/31	1,500,000	1,593,024
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp.:
7.5% 12/1/13	$ 50,000	$ 49,875
9.375% 8/1/11	65,000	73,288
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	50,000	56,063
Globe Telecom, Inc. 9.75% 4/15/12	55,000	59,950
Millicom International Cellular SA 10% 12/1/13 (f)	80,000	79,800
Nextel Communications, Inc.:
7.375% 8/1/15	150,000	157,125
9.5% 2/1/11	60,000	67,650
Nextel Partners, Inc. 8.125% 7/1/11	85,000	88,825
Rogers Wireless, Inc.:
6.375% 3/1/14	140,000	130,025
9.625% 5/1/11	56,000	62,720
Rural Cellular Corp. 8.25% 3/15/12 (f)	60,000	61,500
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (f)	85,000	80,538
UbiquiTel Operating Co. 9.875% 3/1/11	50,000	50,000
Western Wireless Corp. 9.25% 7/15/13	80,000	81,600
		5,732,156
TOTAL TELECOMMUNICATION SERVICES		12,484,641
UTILITIES - 2.3%
Electric Utilities - 1.7%
AES Gener SA 7.5% 3/25/14 (f)	70,000	67,200
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	170,000	167,450
8.25% 4/15/12 (f)	90,000	89,881
10.25% 11/15/07 (f)	26,657	28,790
10.25% 11/15/07 (f)(h)	3,339	3,381
Cleveland Electric Illuminating Co. 5.65% 12/15/13 (f)	280,000	279,053
CMS Energy Corp.:
8.5% 4/15/11	45,000	47,363
9.875% 10/15/07	245,000	267,050
DTE Energy Co.:
6.375% 4/15/33	250,000	240,440
7.05% 6/1/11	50,000	54,784
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,402,491
Edison International 6.875% 9/15/04	15,000	15,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
6.45% 11/15/11	$ 45,000	$ 47,598
7.375% 11/15/31	330,000	356,597
Illinois Power Co. 11.5% 12/15/10	55,000	65,450
Nevada Power Co. 6.5% 4/15/12 (f)	50,000	49,125
Oncor Electric Delivery Co.:
6.375% 5/1/12	45,000	48,669
6.375% 1/15/15	1,000,000	1,073,236
Pacific Gas & Electric Co.:
4.2% 3/1/11	100,000	96,544
4.8% 3/1/14	135,000	129,918
6.05% 3/1/34	490,000	472,044
Progress Energy, Inc. 7.1% 3/1/11	1,000,000	1,102,509
Southern California Edison Co.:
4.65% 4/1/15	35,000	33,120
5% 1/15/14	30,000	29,631
TECO Energy, Inc. 7% 5/1/12	80,000	80,300
		6,247,624
Gas Utilities - 0.1%
ANR Pipeline, Inc. 9.625% 11/1/21	100,000	113,500
El Paso Energy Corp. 6.75% 5/15/09	25,000	23,156
Sonat, Inc.:
6.625% 2/1/08	20,000	18,650
6.75% 10/1/07	15,000	14,269
6.875% 6/1/05	85,000	85,531
		255,106
Multi-Utilities & Unregulated Power - 0.5%
AES Corp.:
8.375% 8/15/07	85,000	85,106
8.5% 11/1/07	40,000	40,950
8.75% 6/15/08	2,000	2,100
8.75% 5/15/13 (f)	30,000	32,738
8.875% 2/15/11	282,000	298,568
9% 5/15/15 (f)	30,000	32,700
9.375% 9/15/10	7,000	7,595
9.5% 6/1/09	19,000	20,710
10% 12/12/05 (f)	5,919	6,037
Constellation Energy Group, Inc. 7.6% 4/1/32	1,000,000	1,120,016
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Dominion Resources, Inc. 8.125% 6/15/10	$ 145,000	$ 168,844
NRG Energy, Inc. 8% 12/15/13 (f)	220,000	223,300
		2,038,664
TOTAL UTILITIES		8,541,394
TOTAL NONCONVERTIBLE BONDS (Cost $106,650,403)		106,588,811
U.S. Government and Government Agency Obligations - 18.0%

U.S. Government Agency Obligations - 5.0%
Fannie Mae:
4.375% 7/17/13	2,205,000	2,088,283
4.625% 10/15/13	3,000,000	2,929,911
5.5% 7/18/12	500,000	506,561
6.25% 3/22/12	300,000	306,883
Freddie Mac:
3.625% 9/15/08	8,000,000	7,921,344
5.125% 8/20/12	2,418,000	2,420,844
5.25% 11/5/12	280,000	278,119
5.875% 3/21/11	2,095,000	2,226,369
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		18,678,314
U.S. Treasury Obligations - 13.0%
U.S. Treasury Bonds:
6.125% 8/15/29	945,000	1,053,859
6.375% 8/15/27	210,000	240,196
8% 11/15/21	6,000,000	7,955,862
9% 11/15/18	200,000	282,242
9.875% 11/15/15	3,000,000	4,361,250
U.S. Treasury Notes:
1.625% 2/28/06	6,000,000	5,923,596
2.375% 8/15/06	9,591,000	9,529,560
4% 11/15/12	9,840,000	9,627,830
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
5% 8/15/11	$ 4,482,000	$ 4,718,354
6.5% 2/15/10	4,500,000	5,093,613
TOTAL U.S. TREASURY OBLIGATIONS		48,786,362
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $68,399,874)		67,464,676
U.S. Government Agency - Mortgage Securities - 33.8%

Fannie Mae - 33.7%
4% 8/1/19 (g)	5,895,592	5,656,084
4.5% 5/1/18 to 9/1/33	20,633,906	20,069,157
4.5% 8/1/19 (g)	4,000,000	3,933,750
5% 8/1/34 (g)	42,609,899	41,557,945
5.5% 11/1/16 to 10/1/17	535,424	551,271
5.5% 8/1/34 (g)	5,997,798	6,016,541
6.5% 5/1/08 to 2/1/33	7,143,018	7,550,964
6.5% 8/1/19 (g)	5,755,122	6,080,646
7% 5/1/18 to 12/1/33 (g)	32,622,591	34,537,337
TOTAL FANNIE MAE		125,953,695
Government National Mortgage Association - 0.1%
7% 7/15/31 to 12/15/32	384,649	408,788
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $126,730,435)		126,362,483
Asset-Backed Securities - 2.8%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 3.3% 11/25/32 (h)	40,000	40,732
Series 2004-HE1:
Class M1, 1.95% 2/25/34 (h)	125,000	125,013
Class M2, 2.55% 2/25/34 (h)	125,000	125,028
American Express Credit Account Trust Series 2004-C Class C, 1.88% 2/15/12 (f)(h)	1,800,000	1,801,125
AmeriCredit Automobile Receivables Trust Series 2004-1 Class D, 5.07% 7/6/10	290,000	291,373
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 1.88% 4/25/34 (h)	$ 65,000	$ 64,998
Class M2, 1.93% 4/25/34 (h)	50,000	49,998
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 1.76% 4/15/33 (h)	46,566	46,631
Series 2003-HE7 Class A3, 1.74% 12/15/33 (h)	183,830	184,253
Bank One Issuance Trust Series 2002-C1 Class C1, 2.34% 12/15/09 (h)	425,000	430,659
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.9119% 2/28/44 (h)	470,031	471,243
Capital One Multi-Asset Execution Trust:
Series 2003-B2 Class B2, 3.5% 2/17/09	60,000	60,329
Series 2003-B1 Class B1, 2.55% 2/17/09 (h)	120,000	121,862
Series 2003-B4 Class B4, 2.18% 7/15/11 (h)	90,000	91,626
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3.35% 10/25/33 (h)	30,000	30,888
Chase Credit Card Master Trust Series 2003-6 Class B, 1.73% 2/15/11 (h)	230,000	231,436
Chase Credit Card Owner Trust Series 2004-1 Class B, 1.58% 5/15/09 (h)	220,000	219,987
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.25% 10/15/07 (h)	1,000,000	1,002,635
Series 2002-B1 Class B1, 1.9% 6/25/09 (h)	475,000	476,309
Series 2003-C1 Class C1, 2.24% 4/7/10 (h)	305,000	311,971
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.95% 5/25/34 (h)	275,000	274,991
Series 2004-3 Class M1, 1.95% 6/25/34 (h)	75,000	75,077
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2% 3/25/34 (h)	25,000	24,999
Class M4, 2.35% 3/25/34 (h)	25,000	24,999
Class M6, 2.7% 3/25/34 (h)	25,000	24,786
Fremont Home Loan Trust Series 2004-A:
Class M1, 2% 1/25/34 (h)	225,000	224,993
Class M2, 2.6% 1/25/34 (h)	275,000	274,991
GSAMP Trust Series 2004-FM2 Class M1, 1.95% 1/25/34 (h)	250,000	249,990
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.83% 8/25/33 (h)	10,662	10,693
Class M1, 2.33% 8/25/33 (h)	25,000	25,325
Series 2003-4:
Class M1, 2.25% 10/25/33 (h)	40,000	40,385
Class M2, 3.35% 10/25/33 (h)	45,000	45,854
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Home Equity Asset Trust: - continued
Series 2004-3:
Class M2, 2.65% 8/25/34 (h)	$ 120,000	$ 119,996
Class M3, 2.9% 8/25/34 (h)	50,000	49,998
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (f)	23,154	23,212
Series 2003-2N Class A, 8% 9/27/33 (f)	11,828	11,887
Series 2003-5N Class A, 7.5% 1/27/34 (f)	12,903	12,967
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (f)	200,000	179,000
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 3.3% 7/25/33 (h)	45,000	46,184
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 1.77% 10/15/10 (h)	80,000	80,441
Series 2003-B3 Class B3, 1.755% 1/18/11 (h)	285,000	285,715
Series 2003-B5 Class B5, 1.75% 2/15/11 (h)	240,000	241,731
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.95% 7/25/34 (h)	100,000	99,997
Class M2, 2% 7/25/34 (h)	25,000	24,999
Class M3, 2.4% 7/25/34 (h)	50,000	49,998
Class M4, 2.55% 7/25/34 (h)	25,000	24,999
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.55% 12/27/32 (h)	90,000	91,496
Series 2003-HE1 Class M2, 3.35% 5/25/33 (h)	55,000	56,018
Series 2003-NC8 Class M1, 2.15% 9/25/33 (h)	35,000	35,170
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.45% 1/25/32 (h)	40,000	40,635
Series 2002-NC1 Class M1, 2.25% 2/25/32 (f)(h)	170,000	171,652
Series 2002-NC3 Class M1, 2.17% 8/25/32 (h)	75,000	75,687
Series 2003-NC2 Class M2, 3.45% 2/25/33 (h)	40,000	40,967
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (f)	22,776	22,854
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/24/10 (f)(i)	455,000	185,595
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.88% 1/25/33 (h)	36,596	36,666
NovaStar Home Equity Loan Series 2004-1:
Class M1, 1.9% 6/25/34 (h)	75,000	75,070
Class M4, 2.425% 6/25/34 (h)	125,000	125,185
Sears Credit Account Master Trust II Series 2002-4 Class A, 1.51% 8/18/09 (h)	100,000	100,120
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.47% 6/15/33 (h)	$ 260,000	$ 261,270
WFS Financial 2004-3 Owner Trust Series 2004 3 Class D, 4.07% 2/17/12	365,000	365,000
TOTAL ASSET-BACKED SECURITIES (Cost $10,381,179)		10,409,688
Collateralized Mortgage Obligations - 3.5%

Private Sponsor - 3.1%
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3875% 12/25/33 (h)	299,399	299,591
Class 2A1, 4.2187% 12/25/33 (h)	386,959	382,492
Series 2003-L Class 2A1, 4.0362% 1/25/34 (h)	2,209,348	2,191,998
Series 2004-B:
Class 1A1, 3.4463% 3/25/34 (h)	1,004,893	1,001,164
Class 2A2, 4.16% 3/25/34 (h)	249,195	247,747
Series 2004-C Class 1A1, 3.4381% 4/25/34 (h)	592,642	586,067
Series 2004-D:
Class 1A1, 3.6061% 5/25/34 (h)	636,390	629,454
Class 2A2, 4.2274% 5/25/34 (h)	687,289	677,006
Series 2004-G Class 2A7, 4.6636% 8/25/34 (h)	800,000	799,996
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 1.82% 3/25/34 (h)	251,005	251,593
Series 2004-AR6 Class 9A2, 1.82% 7/25/34 (h)	384,503	384,503
Granite Mortgages PLC floater Series 2004-2 Class 1C, 2.0681% 6/20/44 (h)	235,000	235,000
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	94,850	98,133
Master Seasoned Securitization Trust Series 2004 1 Class 1A1, 6.343% 10/25/17 (g)	620,000	640,150
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-E Class XA1, 1% 10/25/28 (h)(i)	2,049,661	30,042
Series 2003-G Class XA1, 1% 1/25/29 (i)	2,887,874	49,861
Series 2003-H Class XA1, 1% 1/25/29 (f)(i)	2,319,771	36,784
Merrill Lynch Trust XXIX Series 29 Class A, 5/1/13 (j)	45,549	41,459
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	928,335	961,842
Series 2004-SL2 Class A1, 6.5% 11/25/16	117,206	121,217
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 2.8131% 6/10/35 (f)(h)	$ 44,204	$ 44,872
Class B4, 3.0131% 6/10/35 (f)(h)	39,292	39,880
Class B5, 3.6131% 6/10/35 (f)(h)	29,469	30,006
Class B6, 4.1131% 6/10/35 (f)(h)	14,735	14,997
Series 2004-B:
Class B4, 2.4631% 2/10/36 (f)(h)	99,771	99,771
Class B5, 2.9131% 2/10/36 (f)(h)	99,771	99,771
Class B6, 3.3631% 2/10/36 (f)(h)	99,771	99,771
Resix Finance Ltd. floater:
Series 2004-A Class B8, 6.5631% 2/10/36 (f)(h)	828,248	828,244
Series 2004-B Class B8, 6.1131% 2/10/36 (f)(h)	199,542	199,542
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (f)(i)	5,597,713	59,913
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	95,330	100,677
Series 2004-RA2 Class 2A, 7% 7/25/33	250,105	259,025
TOTAL PRIVATE SPONSOR		11,542,568
U.S. Government Agency - 0.4%
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	731,648	769,117
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	5,768	5,798
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	7,732	7,790
Freddie Mac Multi-class participation certificates guaranteed:
sequential pay Series 2750 Class ZT, 5% 2/15/34	372,668	301,099
Series 2749 Class MZ, 5% 2/15/24	59,468	59,458
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8704% 10/16/23 (h)	25,000	26,402
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class Series 2003-75 Class LI, 5.5% 10/20/21 (i)	$ 5,845,087	$ 168,640
sequential pay Series 2003-59 Class D, 3.654% 10/16/27	115,000	106,832
TOTAL U.S. GOVERNMENT AGENCY		1,445,136
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,072,698)		12,987,704
Commercial Mortgage Securities - 1.6%

Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class C, 1.85% 11/15/15 (f)(h)	50,000	50,246
Class D, 1.93% 11/15/15 (f)(h)	80,000	80,462
Class F, 2.28% 11/15/15 (f)(h)	60,000	60,502
Class H, 2.78% 11/15/15 (f)(h)	50,000	50,372
Class J, 3.33% 11/15/15 (f)(h)	55,000	55,864
Class K, 2.8103% 11/15/15 (f)(h)	50,000	50,510
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 1.66% 4/25/34 (f)(h)	390,139	389,895
Series 2004-2 Class M1, 1.82% 8/25/34 (f)(h)	399,063	399,063
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(i)	4,175,558	279,893
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 1.4913% 4/14/15 (f)(h)	292,813	292,789
Series 2004-ESA Class A2, 1.67% 5/14/16 (f)(h)	350,000	350,174
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (f)	180,000	182,054
Series 2004-ESA:
Class B, 4.888% 5/14/16 (f)	325,000	327,184
Class C, 4.937% 5/14/16 (f)	205,000	206,548
Class D, 4.986% 5/14/16 (f)	75,000	75,471
Class E, 5.064% 5/14/16 (f)	230,000	231,150
Class F, 5.182% 5/14/16 (f)	55,000	55,516
COMM floater Series 2002-FL7:
Class A2, 1.73% 11/15/14 (f)(h)	47,937	47,942
Class D, 1.95% 11/15/14 (f)(h)	125,000	125,233
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class G, 1.9433% 4/15/13 (f)(h)	$ 105,000	$ 100,801
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	57,958
Series 2003-36 Class C, 4.254% 2/16/31	55,000	53,478
Series 2003-47 Class C, 4.227% 10/16/27	105,000	102,157
Series 2003-47 Class XA, 0.2454% 6/16/43 (h)(i)	6,632,656	336,813
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	315,000	341,622
Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	64,404
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class D, 7.97% 8/3/15 (f)	110,000	123,170
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (f)	25,000	26,785
Class C4, 6.893% 5/15/16 (f)	500,000	557,006
Class E3, 7.253% 3/15/13 (f)	235,000	248,367
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	785,000	773,322
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,308,252)		6,096,751
Foreign Government and Government Agency Obligations - 3.0%

Argentine Republic 1.2138% 8/3/12 (h)	105,000	70,872
Bogota Distrito Capital 9.5% 12/12/06 (Reg. S)	95,000	103,550
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	1,149,315	1,083,948
new money bond L 7.6875% 4/15/09 (Reg.) (h)	14,707	13,714
new money bond L, 2.11% 4/15/09 (Bearer) (h)	44,120	41,141
par Z-L 6% 4/15/24	265,000	214,650
11% 8/17/40	385,000	378,070
11.25% 7/26/07	125,000	137,750
11.5% 3/12/08	95,000	104,500
12% 4/15/10	55,000	60,638
12.25% 3/6/30	70,000	75,600
12.75% 1/15/20	45,000	49,950
Central Bank of Nigeria promissory note 5.092% 1/5/10	76,333	69,825
Chilean Republic:
5.625% 7/23/07	100,000	104,875
7.125% 1/11/12	1,250,000	1,404,688
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
City of Kiev 8.75% 8/8/08	$ 200,000	$ 203,000
Colombian Republic:
9.75% 4/23/09	200,000	220,500
10.75% 1/15/13	160,000	179,200
11.75% 2/25/20	95,000	109,131
Dominican Republic:
Brady 2% 8/30/09 (h)	142,083	94,841
9.5% 9/27/06 (Reg. S)	15,000	11,325
Ecuador Republic:
12% 11/15/12 (Reg. S)	235,000	221,488
euro par 4.75% 2/28/25 (e)	5,000	2,931
Hong Kong Gov Spl Admin Reg 5.125% 8/1/14 (f)	1,185,000	1,177,589
Jamaican Government 10.625% 6/20/17	10,000	9,625
Lebanese Republic 10.125% 8/6/08	55,000	60,775
Panamanian Republic:
9.625% 2/8/11	25,000	28,000
10.75% 5/15/20	60,000	69,600
Peruvian Republic 9.125% 2/21/12	135,000	141,750
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17	45,000	43,875
8.375% 2/15/11	445,000	449,450
8.875% 3/17/15	40,000	40,300
9.875% 1/15/19	145,000	150,075
Quebec Province 7.5% 9/15/29	100,000	122,711
Russian Federation:
5% 3/31/30 (Reg. S) (e)	1,192,000	1,093,660
8.25% 3/31/10 (Reg. S)	165,000	177,169
euro 10% 6/26/07	105,000	117,994
South African Republic 6.5% 6/2/14	255,000	261,375
State of Israel 4.625% 6/15/13	20,000	18,725
Turkish Republic:
10.5% 1/13/08	170,000	187,850
11% 1/14/13	100,000	115,250
11.75% 6/15/10	255,000	298,988
12.375% 6/15/09	90,000	107,213
United Mexican States:
4.625% 10/8/08	160,000	159,360
7.5% 1/14/12	100,000	110,000
Uruguay Republic 7.25% 2/15/11	70,000	61,338
Venezuelan Republic:
Discount A, 2.1325% 3/31/20 (h)	250,000	213,125
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Venezuelan Republic: - continued
5.375% 8/7/10	$ 35,000	$ 28,963
9.25% 9/15/27	150,000	133,125
10.75% 9/19/13	380,000	394,250
13.625% 8/15/18	65,000	73,938
euro Brady:
debt conversion bond 2.75% 12/18/07 (h)	249,990	241,397
par W-B 6.75% 3/31/20	250,000	228,750
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (e)	90,000	61,650
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,084,149)		11,334,057
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	20	1,200
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon, Inc. Class A (a)	18,648	42,890
TOTAL COMMON STOCKS (Cost $36,503)		44,090
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
PRIMEDIA, Inc.:
Series D, 10.00%	425	39,950
Series H, 8.625%	1,000	84,000
		123,950
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $133,738)		123,950
Sovereign Loan Participations - 0.1%
	Principal Amount	Value (Note 1)
Indonesian Republic loan participation:
Credit Suisse First Boston 2.0625% 3/28/13 (h)	$ 124,405	$ 106,988
Deutsche Bank:
2.0625% 3/28/13 (h)	14,643	12,593
2.5625% 3/21/05 (h)	15,000	14,588
Salomon Brothers 2.5625% 3/21/05 (h)	15,000	14,588
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $147,490)		148,757
Fixed-Income Funds - 9.1%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $33,999,988)	341,900	34,039,564
Cash Equivalents - 15.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 7/30/04 due 8/2/04) (Cost $59,224,000) (k)	$ 59,230,746	59,224,000
TOTAL INVESTMENT PORTFOLIO - 116.2% (Cost $436,168,709)		434,824,531
NET OTHER ASSETS - (16.2)%		(60,573,776)
NET ASSETS - 100%		$ 374,250,755
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap
Receive quarterly notional amount multilpied by .43% and pay Bank of America upon default event of Apache Corp., par value of the notional amount of Apache Corp. 6.25% 4/15/12	Sept. 2014	$ 400,000	$ (181)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	200,000	8
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	300,000	1,452
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	200,000	594
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.12% 7/25/35	August 2007	25,000	316
TOTAL CREDIT DEFAULT SWAP		1,125,000	2,189
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2008	3,000,000	(25,221)
Receive quarterly a fixed rate equal to 4.135% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	June 2006	8,000,000	36,964
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	(1,932)
TOTAL INTEREST RATE SWAP		12,135,000	9,811
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 1,000,000	$ 15,634
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	630,000	6,082
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	600,000	5,793
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	500,000	5,069
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	1,000,000	445
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	1,000,000	26,163
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	2,000,000	28,594
TOTAL TOTAL RETURN SWAP		6,730,000	87,780
		$ 19,990,000	$ 99,780
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $25,398,709 or 6.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$59,224,000 due 8/2/04 at 1.37%
Bank of America, National Association	$ 9,951,645
Banc of America Securities LLC	21,905,332
Bear Stearns & Co. Inc.	2,487,911
BNP Paribas Securities Corp.	2,487,911
Goldman, Sachs & Co.	2,487,911
Morgan Stanley & Co. Incorporated	19,903,290
$ 59,224,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.5%
Cayman Islands	1.3%
United Kingdom	1.3%
Netherlands	1.0%
Others (individually less than 1%)	6.9%
100.0%
Income Tax Information
The fund hereby designates approximately $346,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $59,224,000) (cost $436,168,709) - See accompanying schedule		$ 434,824,531
Cash		274,348
Receivable for investments sold		355,713
Receivable for fund shares sold		292,929
Dividends receivable		1,063
Interest receivable		3,569,415
Swap agreements, at value		99,780
Prepaid expenses		239
Receivable from investment adviser for expense reductions		31,093
Total assets		439,449,111

Liabilities
Payable for investments purchased Regular delivery	$ 648,329
Delayed delivery	64,162,395
Payable for fund shares redeemed	105,811
Distributions payable	36,647
Accrued management fee	131,425
Distribution fees payable	228
Other affiliated payables	67,193
Other payables and accrued expenses	46,328
Total liabilities		65,198,356

Net Assets		$ 374,250,755
Net Assets consist of:
Paid in capital		$ 374,446,491
Undistributed net investment income		79,241
Accumulated undistributed net realized gain (loss) on investments		969,421
Net unrealized appreciation (depreciation) on investments		(1,244,398)
Net Assets		$ 374,250,755

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($101,807 ÷ 9,737 shares)	$ 10.46

Maximum offering price per share (100/95.25 of $10.46)	$ 10.98
Class T: Net Asset Value and redemption price per share ($101,794 ÷ 9,736 shares)	$ 10.46

Maximum offering price per share (100/96.50 of $10.46)	$ 10.84
Class B: Net Asset Value and offering price per share ($104,338 ÷ 9,979 shares) A	$ 10.46

Class C: Net Asset Value and offering price per share ($142,228 ÷ 13,603 shares) A	$ 10.46

Fidelity Total Bond: Net Asset Value, offering price and redemption price per share ($373,698,763 ÷ 35,734,007 shares)	$ 10.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($101,825 ÷ 9,739 shares)	$ 10.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2004

Investment Income
Dividends		$ 19,783
Interest		10,504,723
Total income		10,524,506

Expenses
Management fee	$ 1,152,050
Transfer agent fees	535,569
Distribution fees	337
Accounting fees and expenses	114,560
Non-interested trustees' compensation	1,181
Custodian fees and expenses	23,733
Registration fees	140,491
Audit	38,827
Legal	4,405
Miscellaneous	16,445
Total expenses before reductions	2,027,598
Expense reductions	(275,019)	1,752,579
Net investment income (loss)		8,771,927
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,044,604
Swap agreements	(106,905)
Total net realized gain (loss)		937,699
Change in net unrealized appreciation (depreciation) on: Investment securities	744,733
Swap agreements	101,024
Delayed delivery commitments	(138,750)
Total change in net unrealized appreciation (depreciation)		707,007
Net gain (loss)		1,644,706
Net increase (decrease) in net assets resulting from operations		$ 10,416,633

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2004	October 15, 2002 (commencement of operations) to July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,771,927	$ 1,155,369
Net realized gain (loss)	937,699	1,196,805
Change in net unrealized appreciation (depreciation)	707,007	(1,951,405)
Net increase (decrease) in net assets resulting from operations	10,416,633	400,769
Distributions to shareholders from net investment income	(8,644,971)	(1,105,904)
Distributions to shareholders from net realized gain	(461,703)	-
Total distributions	(9,106,674)	(1,105,904)
Share transactions - net increase (decrease)	292,125,223	81,520,708
Total increase (decrease) in net assets	293,435,182	80,815,573

Net Assets
Beginning of period	80,815,573	-
End of period (including undistributed net investment income of $79,241 and undistributed net investment income of $48,177, respectively)	$ 374,250,755	$ 80,815,573

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended July 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31
Income from Investment Operations
Net investment income (loss)E	.046
Net realized and unrealized gain (loss)	.145
Total from investment operations	.191
Distributions from net investment income	(.041)
Net asset value, end of period	$ 10.46
Total ReturnB,C,D	1.85%
Ratios to Average Net AssetsG
Expenses before expense reductions	.87%A
Expenses net of voluntary waivers, if any	.80%A
Expenses net of all reductions	.80%A
Net investment income (loss)	3.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31
Income from Investment Operations
Net investment income (loss)E	.045
Net realized and unrealized gain (loss)	.144
Total from investment operations	.189
Distributions from net investment income	(.039)
Net asset value, end of period	$ 10.46
Total ReturnB,C,D	1.84%
Ratios to Average Net AssetsG
Expenses before expense reductions	.96%A
Expenses net of voluntary waivers, if any	.90%A
Expenses net of all reductions	.90%A
Net investment income (loss)	3.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended July 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31
Income from Investment Operations
Net investment income (loss)E	.036
Net realized and unrealized gain (loss)	.145
Total from investment operations	.181
Distributions from net investment income	(.031)
Net asset value, end of period	$ 10.46
Total ReturnB,C,D	1.76%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.62%A
Expenses net of voluntary waivers, if any	1.55%A
Expenses net of all reductions	1.55%A
Net investment income (loss)	2.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended July 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31
Income from Investment Operations
Net investment income (loss)E	.035
Net realized and unrealized gain (loss)	.145
Total from investment operations	.180
Distributions from net investment income	(.030)
Net asset value, end of period	$ 10.46
Total ReturnB,C,D	1.74%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.74%A
Expenses net of voluntary waivers, if any	1.65%A
Expenses net of all reductions	1.65%A
Net investment income (loss)	2.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 142
Portfolio turnover rate	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond

Years ended July 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.340	.232
Net realized and unrealized gain (loss)	.237	.269E
Total from investment operations	.577	.501
Distributions from net investment income	(.337)	(.221)
Distributions from net realized gain	(.060)	-
Total distributions	(.397)	(.221)
Net asset value, end of period	$ 10.46	$ 10.28
Total ReturnB,C	5.68%	5.01%
Ratios to Average Net AssetsG
Expenses before expense reductions	.75%	1.01%A
Expenses net of voluntary waivers, if any	.65%	.65%A
Expenses net of all reductions	.65%	.65%A
Net investment income (loss)	3.25%	2.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 373,699	$ 80,816
Portfolio turnover rate	251%	423%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period October 15, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended July 31,	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31
Income from Investment Operations
Net investment income (loss)D	.048
Net realized and unrealized gain (loss)	.145
Total from investment operations	.193
Distributions from net investment income	(.043)
Net asset value, end of period	$ 10.46
Total ReturnB,C	1.87%
Ratios to Average Net AssetsF
Expenses before expense reductions	.71%A
Expenses net of voluntary waivers, if any	.65%A
Expenses net of all reductions	.65%A
Net investment income (loss)	3.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2004

1. Significant Accounting Policies.

Fidelity Total Bond Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Total Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, non-taxable dividends, financing transactions and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 2,516,785
Unrealized depreciation	(3,578,968)
Net unrealized appreciation (depreciation)	(1,062,183)
Undistributed ordinary income	1,657,054
Undistributed long-term capital gain	169,658

Cost for federal income tax purposes	$ 435,886,714

The tax character of distributions paid was as follows:

	July 31, 2004	July 31, 2003
Ordinary Income	$ 9,106,674	$ 1,105,904

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $190,553,218 and $50,166,230, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 20	$ 20
Class T	0%	.25%	32	32
Class B	.65%	.25%	115	115
Class C	.75%	.25%	170	129
			$ 337	$ 296

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, no sales charges were retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Total Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, , is the transfer agent for Fidelity Total Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 20.16
Class T	20.16
Class B	20.16
Class C	29.17
Fidelity Total Bond	535,460.20
Institutional Class	20.16
	$ 535,569

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $440,328 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

FMR agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	.80%	$ 9
Class T	.90%	8
Class B	1.55%	8
Class C	1.65%	15
Fidelity Total Bond	.65%	273,223
Institutional Class	.65%	8
		$ 273,271

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,748.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2004A	2003B
From net investment income
Class A	$ 394	$ -
Class T	382	-
Class B	301	-
Class C	386	-
Fidelity Total Bond	8,643,095	1,105,904
Institutional Class	413	-
Total	$ 8,644,971	$ 1,105,904
From net realized gain
Fidelity Total Bond	$ 461,703	$ -

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

B Distributions for Fidelity Total Bond are for the period October 15, 2002 (commencement of operations) to July 31, 2003.

Annual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2004A	2003B	2004A	2003B
Class A
Shares sold	9,699	-	$ 100,000	$ -
Reinvestment of distributions	38	-	394	-
Net increase (decrease)	9,737	-	$ 100,394	$ -
Class T
Shares sold	9,699	-	$ 100,000	$ -
Reinvestment of distributions	37	-	382	-
Net increase (decrease)	9,736	-	$ 100,382	$ -
Class B
Shares sold	9,950	-	$ 102,625	$ -
Reinvestment of distributions	29	-	301	-
Net increase (decrease)	9,979	-	$ 102,926	$ -
Class C
Shares sold	13,566	-	$ 140,062	$ -
Reinvestment of distributions	37	-	386	-
Net increase (decrease)	13,603	-	$ 140,448	$ -
Fidelity Total Bond
Shares sold	34,227,901	14,730,271	$ 358,024,636	$ 153,496,596
Reinvestment of distributions	845,761	98,006	8,865,286	1,022,553
Shares redeemed	(7,201,869)	(6,966,063)	(75,309,262)	(72,998,441)
Net increase (decrease)	27,871,793	7,862,214	$ 291,580,660	$ 81,520,708
Institutional Class
Shares sold	9,699	-	$ 100,000	$ -
Reinvestment of distributions	40	-	413	-
Net increase (decrease)	9,739	-	$ 100,413	$ -

A Share transactions for Class A, Class T, Class B, Class C, and Institutional Class are for the period June 16, 2004 (commencement of sales of shares) to July 31, 2004.

B Share transactions for Fidelity Total Bond are for the period October 15, 2002 (commencement of operations) to July 31, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at July 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 13, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 293 funds advised by FMR or an affiliate. Mr. McCoy oversees 295 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2002). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is also a member of the Executive Committee and Chairman of the Policy Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks and Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Income Fund. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 2002

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Kevin E. Grant (44)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Grant also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Grant managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (34)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	9/07/04	9/03/04	$0.02

A total of 16.67% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	5,733,332,096.96	79.506
Against	1,101,900,754.51	15.280
Abstain	290,226,743.09	4.025
Broker Non-Votes	85,743,565.56	1.189
TOTAL	7,211,203,160.12	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	6,892,332,738.84	95.578
Withheld	318,870,421.28	4.422
TOTAL	7,211,203,160.12	100.000
Ralph F. Cox
Affirmative	6,882,315,606.74	95.439
Withheld	328,887,553.38	4.561
TOTAL	7,211,203,160.12	100.000
Laura B. Cronin
Affirmative	6,880,811,550.36	95.418
Withheld	330,391,609.76	4.582
TOTAL	7,211,203,160.12	100.000
Robert M. Gates
Affirmative	6,887,483,173.36	95.511
Withheld	323,719,986.76	4.489
TOTAL	7,211,203,160.12	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	6,886,148,619.46	95.492
Withheld	325,054,540.66	4.508
TOTAL	7,211,203,160.12	100.000
Abigail P. Johnson
Affirmative	6,864,733,447.98	95.195
Withheld	346,469,712.14	4.805
TOTAL	7,211,203,160.12	100.000
Edward C. Johnson 3d
Affirmative	6,862,922,095.94	95.170
Withheld	348,281,064.18	4.830
TOTAL	,211,203,160.12	100.000
Donald J. Kirk
Affirmative	6,885,864,179.00	95.488
Withheld	325,338,981.12	4.512
TOTAL	7,211,203,160.12	100.000
Marie L. Knowles
Affirmative	6,893,357,743.67	95.592
Withheld	317,845,416.45	4.408
TOTAL	7,211,203,160.12	100.000
Ned C. Lautenbach
Affirmative	6,893,877,983.36	95.600
Withheld	317,325,176.76	4.400
TOTAL	7,211,203,160.12	100.000
Marvin L. Mann
Affirmative	6,885,633,341.18	95.485
Withheld	325,569,818.94	4.515
TOTAL	7,211,203,160.12	100.000
William O. McCoy
Affirmative	6,886,446,432.81	95.496
Withheld	324,756,727.31	4.504
TOTAL	7,211,203,160.12	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	6,883,572,713.71	95.457
Withheld	327,630,446.41	4.543
TOTAL	7,211,203,160.12	100.000
William S. Stavropoulos
Affirmative	6,890,488,924.39	95.553
Withheld	320,714,235.73	4.447
TOTAL	7,211,203,160.12	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Money Management, Inc.(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATBI-UANN-0904
1.804580.100

Fidelity

Total Bond

Fund

Annual Report

July 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending October 31, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Fidelity Total Bond's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2004	Past 1 year	Life of FundA
Fidelity Total Bond	5.68%	5.97%

A From October 15, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Total Bond on October 15, 2002, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® U.S. Universal Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Kevin Grant, Portfolio Manager of Fidelity Total Bond Fund

Investment-grade debt had positive returns for the year ending July 31, 2004, as the Lehman Brothers® Aggregate Bond Index climbed 4.84% in an extremely volatile period. Early on, bonds benefited from the Federal Reserve Board's accommodative monetary policy - the Board kept the fed funds target rate at a 45-year low of 1.00%. Bonds continued to post gains through the first quarter of 2004 amid a backdrop of low inflation and weak employment levels. But that all changed in April, when a surge in job creation caused bond prices to plunge and investors to re-evaluate their expectations about the timing of future rate hikes. Bonds continued their descent in May, and the Fed confirmed investors' fears by hiking rates in June. Treasuries - the most interest-rate-sensitive bond category - fared the worst in this environment, but still posted a 3.85% advance for the year, according to the Lehman Brothers U.S. Treasury Index. Meanwhile, corporate bonds and mortgage securities fared best, as the Lehman Brothers Credit Bond and Mortgage-Backed Securities indexes rose 5.83% and 5.11%, respectively.

Fidelity Total Bond Fund rose 5.68% during the past year, topping the 5.47% return of the Lehman Brothers U.S. Universal Index and the 4.46% return of the LipperSM Intermediate Investment Grade Debt Funds Average. Sector allocation contributed a lot, as I took advantage of the fund's flexibility to access value across the entire bond market. Of particular note, my positioning in the below-investment-grade high-yield and emerging-markets sectors - which combined represented only a small portion of the fund's net assets - paid off in spades. The fund was rewarded for overweighting high-yield securities, which handily outpaced most fixed-income alternatives amid a positive environment for riskier assets. We had a better tactical result, however, on the more-volatile emerging-markets front, thanks to some timely shifts into and out of the sector. Within the investment-grade universe, I continued to shy away from weak government bonds - particularly Treasuries - while favoring higher-yielding spread sectors, notably mortgage securities, which outperformed throughout the period. Favorable issue selection within corporates also helped, as did effective yield-curve positioning. Conversely, there are always things I could have done better - including having larger over- and underweightings - but during a period in which so much went right for the fund, it's difficult to find anything that had a meaningful negative impact.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 to July 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period* February 1, 2004 to July 31, 2004
Class A(dagger)
Actual	$ 1,000.00	$ 1,018.50	$ 1.00
HypotheticalA	$ 1,000.00	$ 1,005.30	$ 1.00
Class T(dagger)
Actual	$ 1,000.00	$ 1,018.40	$ 1.14
HypotheticalA	$ 1,000.00	$ 1,005.17	$ 1.13
	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period* February 1, 2004 to July 31, 2004
Class B(dagger)
Actual	$ 1,000.00	$ 1,017.60	$ 1.97
HypotheticalA	$ 1,000.00	$ 1,004.35	$ 1.95
Class C(dagger)
Actual	$ 1,000.00	$ 1,017.40	$ 2.09
HypotheticalA	$ 1,000.00	$ 1,004.22	$ 2.08
Fidelity Total Bond
Actual	$ 1,000.00	$ 1,006.10	$ 3.24
HypotheticalA	$ 1,000.00	$ 1,021.73	$ 3.27
Institutional Class(dagger)
Actual	$ 1,000.00	$ 1,018.70	$ .82
HypotheticalA	$ 1,000.00	$ 1,005.48	$ .82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.80%
Class T	.90%
Class B	1.55%
Class C	1.65%
Fidelity Total Bond	.65%
Institutional Class	.65%

8 Calculated by multiplying by 46/366 to reflect the period 6/16/2004 to July 31, 2004.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets) as of July 31, 2004
As of July 31, 2004	As of January 31, 2004
U.S. Government and U.S. Government Agency Obligations 53.6%	U.S. Government and U.S. Government Agency Obligations 63.0%
AAA 5.4%	AAA 3.8%
AA 3.2%	AA 3.4%
A 10.0%	A 6.2%
BBB 15.9%	BBB 11.1%
BB and Below 9.3%	BB and Below 8.5%
Not Rated 0.8%	Not Rated 1.3%
Equities 0.0%	Equities 0.1%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 2.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of July 31, 2004
6 months ago
Years	5.8	5.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2004
6 months ago
Years	4.7	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2004*		As of January 31, 2004**
	Corporate Bonds 29.0%		Corporate Bonds 23.2%
	U.S. Government and U.S. Government Agency Obligations 53.6%		U.S. Government and U.S. Government Agency Obligations 63.0%
	Asset-Backed Securities 6.3%		Asset-Backed Securities 5.5%
	CMOs and Other Mortgage Related Securities 6.2%		CMOs and Other Mortgage Related Securities 4.2%
	Stocks 0.0%		Stocks 0.1%
	Other Investments 3.1%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	10.5%	** Foreign investments	6.5%
* Futures and Swaps	5.4%	** Futures and Swaps	1.8%

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments July 31, 2004

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.5%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	$ 200,000	$ 203,395
7.2% 9/1/09	1,000,000	1,098,733
EaglePicher, Inc. 9.75% 9/1/13	20,000	21,500
Visteon Corp. 7% 3/10/14	80,000	75,900
		1,399,528
Automobiles - 0.1%
General Motors Corp. 7.2% 1/15/11	500,000	522,651
Hotels, Restaurants & Leisure - 1.0%
Argosy Gaming Co. 7% 1/15/14 (f)	80,000	79,800
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	15,000	12,975
10.5% 7/15/11	120,000	116,100
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	66,500
Gaylord Entertainment Co. 8% 11/15/13	160,000	164,800
Herbst Gaming, Inc. 8.125% 6/1/12 (f)	70,000	68,950
HMH Properties, Inc. 7.875% 8/1/08	213,000	219,390
Host Marriott LP:
7.125% 11/1/13	35,000	34,781
8.375% 2/15/06	200,000	212,000
Mandalay Resort Group 6.375% 12/15/11	150,000	153,375
MGM MIRAGE:
6% 10/1/09	20,000	19,850
8.375% 2/1/11	40,000	42,800
Mohegan Tribal Gaming Authority:
7.125% 8/15/14 (f)	40,000	40,500
8.375% 7/1/11	35,000	39,550
Morton's Restaurant Group, Inc. 7.5% 7/1/10	65,000	61,100
MTR Gaming Group, Inc. 9.75% 4/1/10	135,000	145,800
NCL Corp. Ltd. 10.625% 7/15/14 (f)	80,000	80,800
Park Place Entertainment Corp. 7.875% 12/15/05	50,000	52,625
Penn National Gaming, Inc.:
6.875% 12/1/11 (f)	80,000	79,200
8.875% 3/15/10	100,000	109,250
Premier Entertainment Biloxi LLC 10.75% 2/1/12 (f)	20,000	21,100
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	225,000	253,125
Seneca Gaming Corp. 7.25% 5/1/12 (f)	50,000	49,813
Six Flags, Inc.:
9.5% 2/1/09	280,000	270,200
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Six Flags, Inc.: - continued
9.625% 6/1/14	$ 100,000	$ 92,250
Speedway Motorsports, Inc. 6.75% 6/1/13 (f)	100,000	99,500
Station Casinos, Inc.:
6% 4/1/12	70,000	68,775
6.5% 2/1/14	40,000	38,900
6.875% 3/1/16	100,000	97,000
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	325,000	349,375
Town Sports International, Inc. 9.625% 4/15/11	20,000	19,350
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	100,000	114,500
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	9,000	9,540
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	169,600
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	167,000	206,663
		3,659,837
Household Durables - 0.1%
D.R. Horton, Inc. 8.5% 4/15/12	30,000	33,450
K. Hovnanian Enterprises, Inc.:
6.5% 1/15/14	100,000	94,000
8.875% 4/1/12	10,000	10,850
Sealy Mattress Co. 8.25% 6/15/14 (f)	50,000	50,000
WCI Communities, Inc. 9.125% 5/1/12	35,000	37,625
William Lyon Homes, Inc. 10.75% 4/1/13	40,000	44,800
		270,725
Internet & Catalog Retail - 0.1%
USA Interactive 7% 1/15/13	300,000	328,500
Media - 2.5%
AMC Entertainment, Inc. 8% 3/1/14 (f)	290,000	266,800
AOL Time Warner, Inc. 7.625% 4/15/31	1,000,000	1,100,158
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	1,000,000	1,157,109
Cablevision Systems Corp.:
5.66% 4/1/09 (f)(h)	40,000	40,400
8% 4/15/12 (f)	180,000	176,400
Carmike Cinemas, Inc. 7.5% 2/15/14 (f)	60,000	57,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (f)	$ 70,000	$ 67,550
Cinemark, Inc. 0% 3/15/14 (d)	100,000	66,250
Comcast Corp. 5.85% 1/15/10	500,000	525,084
Cox Communications, Inc.:
4.625% 6/1/13	90,000	83,770
7.125% 10/1/12	355,000	391,496
CSC Holdings, Inc.:
6.75% 4/15/12 (f)	40,000	38,400
7.875% 2/15/18	50,000	48,000
Dex Media, Inc.:
0% 11/15/13 (d)(f)	100,000	69,000
8% 11/15/13 (f)	10,000	10,050
EchoStar DBS Corp.:
6.375% 10/1/11	150,000	147,000
9.125% 1/15/09	72,000	79,020
Granite Broadcasting Corp. 9.75% 12/1/10	40,000	36,400
Houghton Mifflin Co. 9.875% 2/1/13	70,000	71,750
Innova S. de R.L. 9.375% 9/19/13	160,000	170,000
Liberty Media Corp. 8.25% 2/1/30	1,100,000	1,237,470
LodgeNet Entertainment Corp. 9.5% 6/15/13	130,000	142,025
Loews Cineplex Entertainment Corp. 9% 8/1/14 (f)	100,000	100,000
Medianews Group, Inc.:
6.375% 4/1/14	200,000	186,000
6.875% 10/1/13	250,000	242,500
PanAmSat Corp. 9% 8/15/14 (f)(g)	130,000	130,000
PEI Holdings, Inc. 11% 3/15/10	11,000	12,760
PRIMEDIA, Inc.:
7.625% 4/1/08	280,000	274,400
8.875% 5/15/11	25,000	24,563
Radio One, Inc. 8.875% 7/1/11	100,000	109,500
Spanish Broadcasting System, Inc. 9.625% 11/1/09	45,000	47,419
The Reader's Digest Association, Inc. 6.5% 3/1/11	70,000	69,300
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)	210,000	215,250
yankee 10.5% 2/15/07	5,000	5,125
Viacom, Inc. 7.7% 7/30/10	1,205,000	1,382,343
Walt Disney Co. 6.375% 3/1/12	700,000	755,504
		9,535,796
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08	$ 20,000	$ 20,600
The May Department Stores Co. 3.95% 7/15/07 (f)	175,000	174,998
		195,598
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	56,100
9% 6/15/12	15,000	15,150
Boise Cascade Corp. 7.5% 2/1/08	40,000	44,269
General Nutrition Centers, Inc. 8.5% 12/1/10 (f)	20,000	20,150
Hollywood Entertainment Corp. 9.625% 3/15/11	50,000	56,250
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	89,100
Sonic Automotive, Inc. 8.625% 8/15/13	50,000	51,375
Toys 'R' US, Inc. 7.875% 4/15/13	20,000	20,350
United Auto Group, Inc. 9.625% 3/15/12	50,000	54,750
		407,494
Textiles Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
7% 11/1/06	10,000	9,500
11.625% 1/15/08	10,000	10,000
12.25% 12/15/12	65,000	65,650
		85,150
TOTAL CONSUMER DISCRETIONARY		16,405,279
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.7%
Jean Coutu Group, Inc.:
7.625% 8/1/12 (f)	30,000	30,188
8.5% 8/1/14 (f)	60,000	59,475
Pathmark Stores, Inc. 8.75% 2/1/12	200,000	204,000
Rite Aid Corp.:
6% 12/15/05 (f)	20,000	20,000
7.625% 4/15/05	15,000	15,300
Safeway, Inc. 6.5% 3/1/11	2,000,000	2,136,780
Stater Brothers Holdings, Inc. 8.125% 6/15/12 (f)	80,000	81,800
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	45,000	42,750
9.125% 12/15/11	10,000	8,725
		2,599,018
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.1%
Corn Products International, Inc. 8.25% 7/15/07	$ 5,000	$ 5,450
Del Monte Corp. 9.25% 5/15/11	50,000	54,625
Doane Pet Care Co.:
9.75% 5/15/07	50,000	47,500
10.75% 3/1/10	200,000	214,000
Kraft Foods, Inc. 5.25% 6/1/07	20,000	20,861
Pierre Foods, Inc. 9.875% 7/15/12 (f)	40,000	40,500
United Agriculture Products, Inc. 8.25% 12/15/11 (f)	30,000	33,000
		415,936
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	150,000	157,125
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14	20,000	20,450
Tobacco - 0.4%
Altria Group, Inc. 7% 11/4/13	1,240,000	1,279,996
TOTAL CONSUMER STAPLES		4,472,525
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	331,286
Grant Prideco, Inc. 9% 12/15/09	10,000	10,875
Hanover Compressor Co.:
8.625% 12/15/10	20,000	21,100
9% 6/1/14	50,000	52,625
Universal Compression, Inc. 7.25% 5/15/10	40,000	41,650
		457,536
Oil & Gas - 1.0%
Amerada Hess Corp.:
6.65% 8/15/11	70,000	75,068
7.125% 3/15/33	185,000	188,515
7.375% 10/1/09	160,000	175,207
Anadarko Petroleum Corp. 5% 10/1/12	400,000	397,594
Chesapeake Energy Corp.:
6.875% 1/15/16	50,000	49,250
7.75% 1/15/15	30,000	31,800
8.375% 11/1/08	50,000	54,500
El Paso Energy Corp.:
7.375% 12/15/12	5,000	4,450
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
El Paso Energy Corp.: - continued
7.75% 1/15/32	$ 15,000	$ 12,225
8.05% 10/15/30	95,000	78,850
El Paso Production Holding Co. 7.75% 6/1/13	140,000	133,000
EnCana Corp. 6.5% 8/15/34	155,000	155,339
EXCO Resources, Inc. 7.25% 1/15/11	30,000	30,750
General Maritime Corp. 10% 3/15/13	310,000	344,875
Giant Industries, Inc. 8% 5/15/14	130,000	132,769
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	40,000	46,800
OAO Gazprom 9.625% 3/1/13	220,000	230,725
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	55,000	51,425
8.25% 3/15/13	40,000	42,400
Pecom Energia SA:
8.125% 7/15/10 (Reg. S)	75,000	73,500
9% 1/30/07 (f)	100,000	103,500
9% 5/1/09 (Reg. S)	95,000	96,544
Range Resources Corp. 7.375% 7/15/13 (f)	40,000	40,500
Ship Finance International Ltd. 8.5% 12/15/13	330,000	316,800
Teekay Shipping Corp. 8.875% 7/15/11	30,000	33,000
The Coastal Corp.:
6.375% 2/1/09	5,000	4,475
6.5% 5/15/06	65,000	64,350
6.5% 6/1/08	100,000	91,625
7.5% 8/15/06	50,000	50,000
7.75% 6/15/10	200,000	185,000
Williams Companies, Inc.:
7.125% 9/1/11	5,000	5,200
7.625% 7/15/19	30,000	30,225
7.875% 9/1/21	35,000	35,219
8.125% 3/15/12	30,000	32,625
8.625% 6/1/10	30,000	33,675
8.75% 3/15/32	165,000	173,250
YPF SA yankee 9.125% 2/24/09	235,000	255,563
		3,860,593
TOTAL ENERGY		4,318,129
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - 11.8%
Capital Markets - 1.6%
Amvescap PLC 5.9% 1/15/07	$ 25,000	$ 26,463
Bank of New York Co., Inc.:
3.4% 3/15/13 (h)	100,000	96,751
4.25% 9/4/12 (h)	205,000	205,399
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (f)	170,000	177,438
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	440,000	445,051
E*TRADE Financial Corp. 8% 6/15/11 (f)	130,000	129,675
Equinox Holdings Ltd. 9% 12/15/09 (f)	20,000	19,950
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,124,891
Goldman Sachs Group, Inc.:
5.7% 9/1/12	1,100,000	1,127,431
6.6% 1/15/12	500,000	543,678
Legg Mason, Inc. 6.75% 7/2/08	30,000	32,716
Morgan Stanley:
4.75% 4/1/14	720,000	672,543
6.6% 4/1/12	1,100,000	1,194,670
		5,796,656
Commercial Banks - 1.4%
Bank of America Corp. 7.4% 1/15/11	1,000,000	1,139,934
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	34,234
Export-Import Bank of Korea:
4.125% 2/10/09 (f)	140,000	136,863
5.25% 2/10/14 (f)	515,000	501,244
Korea Development Bank:
3.875% 3/2/09	600,000	581,222
4.75% 7/20/09	320,000	319,700
5.75% 9/10/13	350,000	354,777
National Westminster Bank PLC yankee 7.375% 10/1/09	1,500,000	1,709,823
Wachovia Corp. 4.875% 2/15/14	600,000	578,924
		5,356,721
Consumer Finance - 1.9%
American General Finance Corp.:
4% 3/15/11	655,000	627,888
4.625% 5/15/09	1,200,000	1,210,505
AmeriCredit Corp. 9.25% 5/1/09	150,000	160,500
Capital One Bank:
4.875% 5/15/08	1,075,000	1,094,931
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Capital One Bank: - continued
6.5% 6/13/13	$ 1,090,000	$ 1,138,642
Ford Motor Credit Co.:
7% 10/1/13	2,000,000	2,035,712
7.875% 6/15/10	250,000	272,936
General Motors Acceptance Corp. 6.875% 9/15/11	525,000	538,948
Household Finance Corp.:
4.75% 5/15/09	100,000	101,381
6.375% 11/27/12	30,000	32,208
6.75% 5/15/11	40,000	44,065
		7,257,716
Diversified Financial Services - 5.1%
Ahold Finance USA, Inc.:
6.25% 5/1/09	40,000	39,700
6.875% 5/1/29	170,000	147,050
8.25% 7/15/10	40,000	42,700
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	44,500
6.977% 11/23/22	11,499	10,119
7.377% 5/23/19	51,886	35,801
7.379% 5/23/16	53,179	36,693
7.8% 4/1/08	65,000	58,500
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	35,000	37,370
Arch Western Finance LLC 6.75% 7/1/13 (f)	100,000	101,750
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	30,000	32,100
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (f)	90,000	88,823
5.125% 10/1/13 (f)	1,060,000	1,045,091
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	70,000	66,850
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (f)	50,000	49,750
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	115,000	115,863
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	10,000	10,075
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	3,872	3,059
6.9% 7/2/18	4,746	3,749
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Continental Airlines, Inc. pass thru trust certificates: - continued
7.73% 9/15/12	$ 4,680	$ 3,463
8.321% 11/1/06	5,000	4,550
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	15,000	8,850
7.57% 11/18/10	5,000	4,521
7.779% 11/18/05	50,000	30,000
7.779% 1/2/12	25,045	10,769
7.92% 5/18/12	135,000	79,075
Deutsche Telekom International Finance BV:
5.25% 7/22/13	85,000	84,185
8.5% 6/15/10	305,000	359,734
8.75% 6/15/30	895,000	1,111,783
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	10,000	10,800
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	246,517
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	50,000	52,500
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	355,000	395,825
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12 (f)	30,000	31,425
Hurricane Finance BV 9.625% 2/12/10 (f)	75,000	79,875
Hutchison Whampoa International (03/13) Ltd. 6.5% 2/13/13 (f)	190,000	191,899
Hutchison Whampoa International (03/33) Ltd.:
6.25% 1/24/14 (f)	1,720,000	1,692,752
7.45% 11/24/33 (f)	300,000	291,443
Inmarsat Finance PLC 7.625% 6/30/12 (f)	70,000	66,850
Ispat Inland ULC 9.75% 4/1/14 (f)	70,000	72,275
J.P. Morgan Chase & Co. 4.875% 3/15/14	1,475,000	1,411,177
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	85,000	73,525
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (f)	1,400,000	1,396,688
Mobile Telesystems Finance SA:
9.75% 1/30/08 (f)	310,000	321,625
9.75% 1/30/08 (Reg. S)	75,000	77,813
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	40,000	40,800
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	$ 10,000	$ 10,700
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	120,000	124,500
Nexstar Finance, Inc. 7% 1/15/14	130,000	123,825
NiSource Finance Corp. 7.875% 11/15/10	125,000	144,769
Northern Telecom Capital Corp. 7.875% 6/15/26	25,000	23,500
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	8,102	6,644
7.67% 1/2/15	8,505	6,889
Pemex Project Funding Master Trust:
6.125% 8/15/08	250,000	258,750
7.375% 12/15/14	500,000	523,750
Petronas Capital Ltd. 7% 5/22/12 (f)	5,000	5,531
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	44,250
7.25% 2/15/11	35,000	30,275
7.625% 8/3/21	20,000	15,800
Sensus Metering Systems, Inc. 8.625% 12/15/13 (f)	20,000	19,700
Sprint Capital Corp.:
6.125% 11/15/08	500,000	529,658
8.375% 3/15/12	1,100,000	1,288,800
Telecom Italia Capital 4% 11/15/08 (f)	500,000	494,147
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	99,615
Tyco International Group SA yankee:
6.375% 6/15/05	5,000	5,149
6.375% 2/15/06	20,000	20,994
6.75% 2/15/11	1,070,000	1,173,261
6.875% 1/15/29	1,000,000	1,063,401
Tyumen Oil Co. 11% 11/6/07	175,000	191,625
U.S. West Capital Funding, Inc. 6.375% 7/15/08	125,000	110,000
UGS Corp. 10% 6/1/12 (f)	30,000	31,800
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	385,000	444,675
Verizon Global Funding Corp.:
7.25% 12/1/10	1,030,000	1,159,828
7.375% 9/1/12	465,000	529,462
Western Financial Bank 9.625% 5/15/12	15,000	16,500
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	30,000	31,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Williams Companies, Inc. Credit Linked Certificate Trust 6.75% 4/15/09 (f)	$ 215,000	$ 216,613
Xerox Capital Trust I 8% 2/1/27	130,000	117,325
		18,983,498
Insurance - 0.2%
Aegon NV 4.75% 6/1/13	500,000	480,439
Assurant, Inc. 5.625% 2/15/14	210,000	209,066
Travelers Property Casualty Corp.:
5% 3/15/13	25,000	24,306
6.375% 3/15/33	35,000	34,566
		748,377
Real Estate - 1.0%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (f)	85,000	87,125
Boston Properties, Inc. 6.25% 1/15/13	100,000	105,658
Camden Property Trust 5.875% 11/30/12	200,000	204,443
CarrAmerica Realty Corp. 5.25% 11/30/07	200,000	210,057
CB Richard Ellis Services, Inc. 9.75% 5/15/10	10,000	11,000
Dominion Resources, Inc. 5.125% 12/15/09	500,000	508,971
EOP Operating LP:
4.75% 3/15/14	600,000	559,758
7% 7/15/11	500,000	549,728
Gables Realty LP 5.75% 7/15/07	585,000	614,215
Healthcare Realty Trust, Inc. 5.125% 4/1/14	435,000	409,388
MeriStar Hospitality Corp. 8.75% 8/15/07	50,000	51,000
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 10.5% 6/15/09	200,000	216,000
Omega Healthcare Investors, Inc. 7% 4/1/14 (f)	70,000	65,625
Senior Housing Properties Trust 7.875% 4/15/15	20,000	20,850
		3,613,818
Thrifts & Mortgage Finance - 0.6%
Countrywide Home Loans, Inc. 4% 3/22/11	720,000	678,966
Independence Community Bank Corp. 3.75% 4/1/14 (h)	275,000	263,160
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.375% 1/15/08	$ 1,200,000	$ 1,217,696
4.625% 4/1/14	100,000	92,302
		2,252,124
TOTAL FINANCIALS		44,008,910
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Fisher Scientific International, Inc. 8% 9/1/13	125,000	135,625
Medical Device Manufacturing, Inc. 10% 7/15/12 (f)	50,000	51,500
		187,125
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	150,000	153,000
Beverly Enterprises, Inc. 7.875% 6/15/14 (f)	70,000	70,525
Concentra Operating Corp.:
9.125% 6/1/12 (f)	10,000	10,700
9.5% 8/15/10	110,000	119,350
Fountain View, Inc. 9.25% 8/19/08 (e)	110,000	110,000
HealthSouth Corp. 8.5% 2/1/08	85,000	84,044
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (f)	100,000	103,500
Mariner Health Care, Inc. 8.25% 12/15/13 (f)	30,000	32,025
National Nephrology Associates, Inc. 9% 11/1/11 (f)	20,000	23,076
PacifiCare Health Systems, Inc. 10.75% 6/1/09	82,000	93,070
Psychiatric Solutions, Inc. 10.625% 6/15/13	105,000	117,600
Tenet Healthcare Corp.:
6.375% 12/1/11	75,000	66,938
6.5% 6/1/12	15,000	13,275
7.375% 2/1/13	75,000	69,375
		1,066,478
Pharmaceuticals - 0.0%
Biovail Corp. yankee 7.875% 4/1/10	105,000	103,163
Leiner Health Products, Inc. 11% 6/1/12 (f)	20,000	20,550
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
VWR International, Inc.:
6.875% 4/15/12 (f)	$ 30,000	$ 30,038
8% 4/15/14 (f)	30,000	30,638
		184,389
TOTAL HEALTH CARE		1,437,992
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.7%
BE Aerospace, Inc.:
8.5% 10/1/10	100,000	107,500
9.5% 11/1/08	55,000	55,550
Bombardier, Inc. 6.3% 5/1/14 (f)	590,000	509,261
Orbital Sciences Corp. 9% 7/15/11	135,000	147,150
Raytheon Co. 5.5% 11/15/12	1,550,000	1,586,020
		2,405,481
Airlines - 0.0%
AMR Corp. 9% 8/1/12	85,000	61,200
Delta Air Lines, Inc. 7.9% 12/15/09	50,000	19,500
Northwest Airlines, Inc.:
7.875% 3/15/08	25,000	17,125
9.875% 3/15/07	60,000	44,100
		141,925
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	21,600
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	70,000	65,975
7.875% 4/15/13	20,000	20,850
10% 8/1/09	60,000	63,450
Boise Cascade Office Products Corp. 7.05% 5/15/05	140,000	144,375
Cenveo Corp. 7.875% 12/1/13	60,000	54,450
		349,100
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10	20,000	21,650
Industrial Conglomerates - 0.0%
North American Energy Partners, Inc. 8.75% 12/1/11 (f)	20,000	19,900
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.1%
Cummins, Inc.:
5.65% 3/1/98	$ 15,000	$ 9,975
9.5% 12/1/10 (h)	20,000	22,900
Dresser, Inc. 9.375% 4/15/11	15,000	16,200
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	93,000	98,580
Invensys PLC 9.875% 3/15/11 (f)	150,000	150,750
Navistar International Corp. 7.5% 6/15/11	30,000	31,200
Terex Corp. 7.375% 1/15/14	100,000	99,750
		429,355
Marine - 0.0%
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (f)	40,000	41,400
OMI Corp. 7.625% 12/1/13	95,000	93,100
		134,500
Road & Rail - 0.1%
CSX Corp. 7.45% 5/1/07	100,000	109,573
Kansas City Southern Railway Co. 7.5% 6/15/09	100,000	100,250
Quality Distribution LLC/QD Capital Corp. 9% 11/15/10 (f)	40,000	38,800
TFM SA de CV yankee 11.75% 6/15/09	140,000	139,300
		387,923
TOTAL INDUSTRIALS		3,911,434
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.5%
Motorola, Inc.:
6.5% 11/15/28	300,000	297,610
7.625% 11/15/10	200,000	227,678
8% 11/1/11	1,200,000	1,392,922
Nortel Networks Corp. 6.125% 2/15/06	50,000	50,000
Northern Telecom Ltd. yankee 6.875% 9/1/23	30,000	27,000
		1,995,210
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	100,000	102,000
PerkinElmer, Inc. 8.875% 1/15/13	20,000	22,050
		124,050
IT Services - 0.1%
Iron Mountain, Inc. 6.625% 1/1/16	270,000	249,750
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	$ 20,000	$ 20,550
7.2% 4/1/16	165,000	162,113
7.625% 6/15/13	60,000	61,650
		244,313
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13	28,000	32,690
Amkor Technology, Inc.:
7.125% 3/15/11	90,000	76,950
7.75% 5/15/13	30,000	25,650
Freescale Semiconductor, Inc. 7.125% 7/15/14 (f)	60,000	60,300
Viasystems, Inc. 10.5% 1/15/11 (f)	50,000	48,500
		244,090
TOTAL INFORMATION TECHNOLOGY		2,857,413
MATERIALS - 2.2%
Chemicals - 0.5%
Berry Plastics Corp. 10.75% 7/15/12	80,000	89,000
Equistar Chemicals LP:
6.5% 2/15/06	75,000	75,750
7.55% 2/15/26	100,000	85,500
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	145,000	159,863
Georgia Gulf Corp. 7.125% 12/15/13 (f)	180,000	185,400
Huntsman International LLC 9.875% 3/1/09	115,000	124,488
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	55,000	42,625
Koppers, Inc. 9.875% 10/15/13	50,000	55,250
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	209,000
10.875% 5/1/09	55,000	57,338
Millennium America, Inc.:
9.25% 6/15/08	220,000	233,200
9.25% 6/15/08 (f)	10,000	10,600
Nalco Co.:
7.75% 11/15/11 (f)	130,000	135,525
8.875% 11/15/13 (f)	250,000	261,250
OMNOVA Solutions, Inc. 11.25% 6/1/10	20,000	21,700
Pliant Corp. 0% 6/15/09 (d)	60,000	51,900
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Resolution Performance Products LLC/RPP Capital Corp.:
9.5% 4/15/10	$ 70,000	$ 71,750
13.5% 11/15/10	35,000	33,950
Solutia, Inc. 7.375% 10/15/27 (c)	20,000	12,400
		1,916,489
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11	200,000	222,500
Containers & Packaging - 0.5%
Anchor Glass Container Corp. 11% 2/15/13	215,000	245,100
BWAY Corp. 10% 10/15/10	105,000	110,775
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	95,288
Crown European Holdings SA 9.5% 3/1/11	35,000	38,500
Graphic Packaging International, Inc.:
8.5% 8/15/11	220,000	237,600
9.5% 8/15/13	345,000	377,775
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13	30,000	29,700
8.25% 10/1/12	210,000	222,600
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	15,750
8.875% 2/15/09	50,000	54,125
Owens-Illinois, Inc.:
7.15% 5/15/05	60,000	61,575
7.35% 5/15/08	50,000	50,500
7.5% 5/15/10	95,000	96,425
7.8% 5/15/18	45,000	42,750
8.1% 5/15/07	110,000	114,950
Sealed Air Corp.:
5.625% 7/15/13 (f)	25,000	24,904
6.875% 7/15/33 (f)	55,000	56,149
Silgan Holdings, Inc. 6.75% 11/15/13	100,000	98,500
		1,972,966
Metals & Mining - 0.3%
California Steel Industries, Inc. 6.125% 3/15/14	40,000	37,550
Corporacion Nacional del Cobre (Codelco):
5.5% 10/15/13 (f)	165,000	166,086
6.375% 11/30/12 (f)	335,000	360,210
CSN Islands VIII Corp. 9.75% 12/16/13 (f)	75,000	71,531
Foundation Pennsylvania Coal Co. 7.25% 8/1/14 (f)	50,000	50,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	$ 75,000	$ 70,219
10.125% 2/1/10	155,000	173,600
International Steel Group, Inc. 6.5% 4/15/14 (f)	70,000	66,150
Massey Energy Co. 6.625% 11/15/10	40,000	40,400
Peabody Energy Corp. 6.875% 3/15/13	20,000	20,700
Phelps Dodge Corp. 8.75% 6/1/11	40,000	47,984
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (f)	60,000	61,350
		1,166,280
Paper & Forest Products - 0.8%
Boise Cascade Corp. 8% 2/24/06	25,000	26,668
Buckeye Cellulose Corp. 9.25% 9/15/08	100,000	99,500
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	206,000
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	14,681
7.5% 5/15/06	50,000	53,000
7.75% 11/15/29	10,000	9,900
8% 1/15/24	130,000	136,013
8.125% 5/15/11	5,000	5,606
International Paper Co.:
4.25% 1/15/09	95,000	93,787
5.5% 1/15/14	235,000	233,286
Millar Western Forest Products Ltd. 7.75% 11/15/13	220,000	224,400
Norske Skog Canada Ltd. 7.375% 3/1/14	40,000	40,000
Riverside Forest Products Ltd. 7.875% 3/1/14 (f)	40,000	41,200
Solo Cup Co. 8.5% 2/15/14 (f)	145,000	134,850
Stone Container Corp.:
8.375% 7/1/12	200,000	209,000
9.75% 2/1/11	30,000	33,150
Weyerhaeuser Co.:
5.25% 12/15/09	1,000,000	1,024,844
7.375% 3/15/32	260,000	286,974
		2,872,859
TOTAL MATERIALS		8,151,094
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.8%
BellSouth Corp. 6.55% 6/15/34	1,800,000	1,817,555
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC:
8.375% 12/15/10	$ 190,000	$ 223,933
8.875% 12/15/30	145,000	182,590
Cincinnati Bell, Inc. 8.375% 1/15/14	30,000	26,400
Empresa Brasil de Telecomm SA 11% 12/15/08 (f)	255,000	279,863
France Telecom SA 8.75% 3/1/11	815,000	950,916
Koninklijke KPN NV yankee 8% 10/1/10	500,000	581,609
KT Corp. 5.875% 6/24/14 (f)	280,000	281,837
Level 3 Communications, Inc. 10.5% 12/1/08	255,000	188,700
MCI, Inc.:
5.908% 5/1/07	36,000	34,830
6.688% 5/1/09	36,000	33,210
NTL Cable PLC 8.75% 4/15/14 (f)	120,000	124,200
Primus Telecommunications Group, Inc. 8% 1/15/14	90,000	64,800
Qwest Communications International, Inc.:
4.75% 2/15/09 (f)(h)	40,000	38,000
7.5% 2/15/14 (f)	160,000	149,200
Qwest Services Corp.:
13% 12/15/07 (f)	220,000	252,450
14% 12/15/10 (f)(h)	20,000	23,400
14.5% 12/15/14 (f)(h)	210,000	251,475
Telefonica de Argentina SA 9.125% 11/7/10	55,000	54,313
Telefonica Europe BV 7.75% 9/15/10	700,000	808,804
Telenet Group Holding NV 0% 6/15/14 (d)(f)	80,000	51,800
TELUS Corp. yankee 7.5% 6/1/07	180,000	196,475
U.S. West Communications 6.875% 9/15/33	165,000	136,125
		6,752,485
Wireless Telecommunication Services - 1.5%
America Movil SA de CV:
4.125% 3/1/09 (f)	285,000	271,518
5.5% 3/1/14 (f)	255,000	238,645
American Tower Corp. 7.5% 5/1/12 (f)	105,000	103,163
AT&T Wireless Services, Inc.:
7.875% 3/1/11	455,000	522,951
8.75% 3/1/31	1,485,000	1,848,396
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)	60,000	55,500
Cingular Wireless LLC 7.125% 12/15/31	1,500,000	1,593,024
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp.:
7.5% 12/1/13	$ 50,000	$ 49,875
9.375% 8/1/11	65,000	73,288
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	50,000	56,063
Globe Telecom, Inc. 9.75% 4/15/12	55,000	59,950
Millicom International Cellular SA 10% 12/1/13 (f)	80,000	79,800
Nextel Communications, Inc.:
7.375% 8/1/15	150,000	157,125
9.5% 2/1/11	60,000	67,650
Nextel Partners, Inc. 8.125% 7/1/11	85,000	88,825
Rogers Wireless, Inc.:
6.375% 3/1/14	140,000	130,025
9.625% 5/1/11	56,000	62,720
Rural Cellular Corp. 8.25% 3/15/12 (f)	60,000	61,500
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (f)	85,000	80,538
UbiquiTel Operating Co. 9.875% 3/1/11	50,000	50,000
Western Wireless Corp. 9.25% 7/15/13	80,000	81,600
		5,732,156
TOTAL TELECOMMUNICATION SERVICES		12,484,641
UTILITIES - 2.3%
Electric Utilities - 1.7%
AES Gener SA 7.5% 3/25/14 (f)	70,000	67,200
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	170,000	167,450
8.25% 4/15/12 (f)	90,000	89,881
10.25% 11/15/07 (f)	26,657	28,790
10.25% 11/15/07 (f)(h)	3,339	3,381
Cleveland Electric Illuminating Co. 5.65% 12/15/13 (f)	280,000	279,053
CMS Energy Corp.:
8.5% 4/15/11	45,000	47,363
9.875% 10/15/07	245,000	267,050
DTE Energy Co.:
6.375% 4/15/33	250,000	240,440
7.05% 6/1/11	50,000	54,784
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,402,491
Edison International 6.875% 9/15/04	15,000	15,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
6.45% 11/15/11	$ 45,000	$ 47,598
7.375% 11/15/31	330,000	356,597
Illinois Power Co. 11.5% 12/15/10	55,000	65,450
Nevada Power Co. 6.5% 4/15/12 (f)	50,000	49,125
Oncor Electric Delivery Co.:
6.375% 5/1/12	45,000	48,669
6.375% 1/15/15	1,000,000	1,073,236
Pacific Gas & Electric Co.:
4.2% 3/1/11	100,000	96,544
4.8% 3/1/14	135,000	129,918
6.05% 3/1/34	490,000	472,044
Progress Energy, Inc. 7.1% 3/1/11	1,000,000	1,102,509
Southern California Edison Co.:
4.65% 4/1/15	35,000	33,120
5% 1/15/14	30,000	29,631
TECO Energy, Inc. 7% 5/1/12	80,000	80,300
		6,247,624
Gas Utilities - 0.1%
ANR Pipeline, Inc. 9.625% 11/1/21	100,000	113,500
El Paso Energy Corp. 6.75% 5/15/09	25,000	23,156
Sonat, Inc.:
6.625% 2/1/08	20,000	18,650
6.75% 10/1/07	15,000	14,269
6.875% 6/1/05	85,000	85,531
		255,106
Multi-Utilities & Unregulated Power - 0.5%
AES Corp.:
8.375% 8/15/07	85,000	85,106
8.5% 11/1/07	40,000	40,950
8.75% 6/15/08	2,000	2,100
8.75% 5/15/13 (f)	30,000	32,738
8.875% 2/15/11	282,000	298,568
9% 5/15/15 (f)	30,000	32,700
9.375% 9/15/10	7,000	7,595
9.5% 6/1/09	19,000	20,710
10% 12/12/05 (f)	5,919	6,037
Constellation Energy Group, Inc. 7.6% 4/1/32	1,000,000	1,120,016
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Dominion Resources, Inc. 8.125% 6/15/10	$ 145,000	$ 168,844
NRG Energy, Inc. 8% 12/15/13 (f)	220,000	223,300
		2,038,664
TOTAL UTILITIES		8,541,394
TOTAL NONCONVERTIBLE BONDS (Cost $106,650,403)		106,588,811
U.S. Government and Government Agency Obligations - 18.0%

U.S. Government Agency Obligations - 5.0%
Fannie Mae:
4.375% 7/17/13	2,205,000	2,088,283
4.625% 10/15/13	3,000,000	2,929,911
5.5% 7/18/12	500,000	506,561
6.25% 3/22/12	300,000	306,883
Freddie Mac:
3.625% 9/15/08	8,000,000	7,921,344
5.125% 8/20/12	2,418,000	2,420,844
5.25% 11/5/12	280,000	278,119
5.875% 3/21/11	2,095,000	2,226,369
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		18,678,314
U.S. Treasury Obligations - 13.0%
U.S. Treasury Bonds:
6.125% 8/15/29	945,000	1,053,859
6.375% 8/15/27	210,000	240,196
8% 11/15/21	6,000,000	7,955,862
9% 11/15/18	200,000	282,242
9.875% 11/15/15	3,000,000	4,361,250
U.S. Treasury Notes:
1.625% 2/28/06	6,000,000	5,923,596
2.375% 8/15/06	9,591,000	9,529,560
4% 11/15/12	9,840,000	9,627,830
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
5% 8/15/11	$ 4,482,000	$ 4,718,354
6.5% 2/15/10	4,500,000	5,093,613
TOTAL U.S. TREASURY OBLIGATIONS		48,786,362
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $68,399,874)		67,464,676
U.S. Government Agency - Mortgage Securities - 33.8%

Fannie Mae - 33.7%
4% 8/1/19 (g)	5,895,592	5,656,084
4.5% 5/1/18 to 9/1/33	20,633,906	20,069,157
4.5% 8/1/19 (g)	4,000,000	3,933,750
5% 8/1/34 (g)	42,609,899	41,557,945
5.5% 11/1/16 to 10/1/17	535,424	551,271
5.5% 8/1/34 (g)	5,997,798	6,016,541
6.5% 5/1/08 to 2/1/33	7,143,018	7,550,964
6.5% 8/1/19 (g)	5,755,122	6,080,646
7% 5/1/18 to 12/1/33 (g)	32,622,591	34,537,337
TOTAL FANNIE MAE		125,953,695
Government National Mortgage Association - 0.1%
7% 7/15/31 to 12/15/32	384,649	408,788
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $126,730,435)		126,362,483
Asset-Backed Securities - 2.8%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 3.3% 11/25/32 (h)	40,000	40,732
Series 2004-HE1:
Class M1, 1.95% 2/25/34 (h)	125,000	125,013
Class M2, 2.55% 2/25/34 (h)	125,000	125,028
American Express Credit Account Trust Series 2004-C Class C, 1.88% 2/15/12 (f)(h)	1,800,000	1,801,125
AmeriCredit Automobile Receivables Trust Series 2004-1 Class D, 5.07% 7/6/10	290,000	291,373
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 1.88% 4/25/34 (h)	$ 65,000	$ 64,998
Class M2, 1.93% 4/25/34 (h)	50,000	49,998
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 1.76% 4/15/33 (h)	46,566	46,631
Series 2003-HE7 Class A3, 1.74% 12/15/33 (h)	183,830	184,253
Bank One Issuance Trust Series 2002-C1 Class C1, 2.34% 12/15/09 (h)	425,000	430,659
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.9119% 2/28/44 (h)	470,031	471,243
Capital One Multi-Asset Execution Trust:
Series 2003-B2 Class B2, 3.5% 2/17/09	60,000	60,329
Series 2003-B1 Class B1, 2.55% 2/17/09 (h)	120,000	121,862
Series 2003-B4 Class B4, 2.18% 7/15/11 (h)	90,000	91,626
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3.35% 10/25/33 (h)	30,000	30,888
Chase Credit Card Master Trust Series 2003-6 Class B, 1.73% 2/15/11 (h)	230,000	231,436
Chase Credit Card Owner Trust Series 2004-1 Class B, 1.58% 5/15/09 (h)	220,000	219,987
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.25% 10/15/07 (h)	1,000,000	1,002,635
Series 2002-B1 Class B1, 1.9% 6/25/09 (h)	475,000	476,309
Series 2003-C1 Class C1, 2.24% 4/7/10 (h)	305,000	311,971
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.95% 5/25/34 (h)	275,000	274,991
Series 2004-3 Class M1, 1.95% 6/25/34 (h)	75,000	75,077
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2% 3/25/34 (h)	25,000	24,999
Class M4, 2.35% 3/25/34 (h)	25,000	24,999
Class M6, 2.7% 3/25/34 (h)	25,000	24,786
Fremont Home Loan Trust Series 2004-A:
Class M1, 2% 1/25/34 (h)	225,000	224,993
Class M2, 2.6% 1/25/34 (h)	275,000	274,991
GSAMP Trust Series 2004-FM2 Class M1, 1.95% 1/25/34 (h)	250,000	249,990
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.83% 8/25/33 (h)	10,662	10,693
Class M1, 2.33% 8/25/33 (h)	25,000	25,325
Series 2003-4:
Class M1, 2.25% 10/25/33 (h)	40,000	40,385
Class M2, 3.35% 10/25/33 (h)	45,000	45,854
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Home Equity Asset Trust: - continued
Series 2004-3:
Class M2, 2.65% 8/25/34 (h)	$ 120,000	$ 119,996
Class M3, 2.9% 8/25/34 (h)	50,000	49,998
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (f)	23,154	23,212
Series 2003-2N Class A, 8% 9/27/33 (f)	11,828	11,887
Series 2003-5N Class A, 7.5% 1/27/34 (f)	12,903	12,967
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (f)	200,000	179,000
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 3.3% 7/25/33 (h)	45,000	46,184
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 1.77% 10/15/10 (h)	80,000	80,441
Series 2003-B3 Class B3, 1.755% 1/18/11 (h)	285,000	285,715
Series 2003-B5 Class B5, 1.75% 2/15/11 (h)	240,000	241,731
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.95% 7/25/34 (h)	100,000	99,997
Class M2, 2% 7/25/34 (h)	25,000	24,999
Class M3, 2.4% 7/25/34 (h)	50,000	49,998
Class M4, 2.55% 7/25/34 (h)	25,000	24,999
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.55% 12/27/32 (h)	90,000	91,496
Series 2003-HE1 Class M2, 3.35% 5/25/33 (h)	55,000	56,018
Series 2003-NC8 Class M1, 2.15% 9/25/33 (h)	35,000	35,170
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.45% 1/25/32 (h)	40,000	40,635
Series 2002-NC1 Class M1, 2.25% 2/25/32 (f)(h)	170,000	171,652
Series 2002-NC3 Class M1, 2.17% 8/25/32 (h)	75,000	75,687
Series 2003-NC2 Class M2, 3.45% 2/25/33 (h)	40,000	40,967
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (f)	22,776	22,854
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/24/10 (f)(i)	455,000	185,595
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.88% 1/25/33 (h)	36,596	36,666
NovaStar Home Equity Loan Series 2004-1:
Class M1, 1.9% 6/25/34 (h)	75,000	75,070
Class M4, 2.425% 6/25/34 (h)	125,000	125,185
Sears Credit Account Master Trust II Series 2002-4 Class A, 1.51% 8/18/09 (h)	100,000	100,120
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.47% 6/15/33 (h)	$ 260,000	$ 261,270
WFS Financial 2004-3 Owner Trust Series 2004 3 Class D, 4.07% 2/17/12	365,000	365,000
TOTAL ASSET-BACKED SECURITIES (Cost $10,381,179)		10,409,688
Collateralized Mortgage Obligations - 3.5%

Private Sponsor - 3.1%
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3875% 12/25/33 (h)	299,399	299,591
Class 2A1, 4.2187% 12/25/33 (h)	386,959	382,492
Series 2003-L Class 2A1, 4.0362% 1/25/34 (h)	2,209,348	2,191,998
Series 2004-B:
Class 1A1, 3.4463% 3/25/34 (h)	1,004,893	1,001,164
Class 2A2, 4.16% 3/25/34 (h)	249,195	247,747
Series 2004-C Class 1A1, 3.4381% 4/25/34 (h)	592,642	586,067
Series 2004-D:
Class 1A1, 3.6061% 5/25/34 (h)	636,390	629,454
Class 2A2, 4.2274% 5/25/34 (h)	687,289	677,006
Series 2004-G Class 2A7, 4.6636% 8/25/34 (h)	800,000	799,996
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 1.82% 3/25/34 (h)	251,005	251,593
Series 2004-AR6 Class 9A2, 1.82% 7/25/34 (h)	384,503	384,503
Granite Mortgages PLC floater Series 2004-2 Class 1C, 2.0681% 6/20/44 (h)	235,000	235,000
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	94,850	98,133
Master Seasoned Securitization Trust Series 2004 1 Class 1A1, 6.343% 10/25/17 (g)	620,000	640,150
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-E Class XA1, 1% 10/25/28 (h)(i)	2,049,661	30,042
Series 2003-G Class XA1, 1% 1/25/29 (i)	2,887,874	49,861
Series 2003-H Class XA1, 1% 1/25/29 (f)(i)	2,319,771	36,784
Merrill Lynch Trust XXIX Series 29 Class A, 5/1/13 (j)	45,549	41,459
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	928,335	961,842
Series 2004-SL2 Class A1, 6.5% 11/25/16	117,206	121,217
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 2.8131% 6/10/35 (f)(h)	$ 44,204	$ 44,872
Class B4, 3.0131% 6/10/35 (f)(h)	39,292	39,880
Class B5, 3.6131% 6/10/35 (f)(h)	29,469	30,006
Class B6, 4.1131% 6/10/35 (f)(h)	14,735	14,997
Series 2004-B:
Class B4, 2.4631% 2/10/36 (f)(h)	99,771	99,771
Class B5, 2.9131% 2/10/36 (f)(h)	99,771	99,771
Class B6, 3.3631% 2/10/36 (f)(h)	99,771	99,771
Resix Finance Ltd. floater:
Series 2004-A Class B8, 6.5631% 2/10/36 (f)(h)	828,248	828,244
Series 2004-B Class B8, 6.1131% 2/10/36 (f)(h)	199,542	199,542
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (f)(i)	5,597,713	59,913
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	95,330	100,677
Series 2004-RA2 Class 2A, 7% 7/25/33	250,105	259,025
TOTAL PRIVATE SPONSOR		11,542,568
U.S. Government Agency - 0.4%
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	731,648	769,117
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	5,768	5,798
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	7,732	7,790
Freddie Mac Multi-class participation certificates guaranteed:
sequential pay Series 2750 Class ZT, 5% 2/15/34	372,668	301,099
Series 2749 Class MZ, 5% 2/15/24	59,468	59,458
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8704% 10/16/23 (h)	25,000	26,402
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class Series 2003-75 Class LI, 5.5% 10/20/21 (i)	$ 5,845,087	$ 168,640
sequential pay Series 2003-59 Class D, 3.654% 10/16/27	115,000	106,832
TOTAL U.S. GOVERNMENT AGENCY		1,445,136
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,072,698)		12,987,704
Commercial Mortgage Securities - 1.6%

Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class C, 1.85% 11/15/15 (f)(h)	50,000	50,246
Class D, 1.93% 11/15/15 (f)(h)	80,000	80,462
Class F, 2.28% 11/15/15 (f)(h)	60,000	60,502
Class H, 2.78% 11/15/15 (f)(h)	50,000	50,372
Class J, 3.33% 11/15/15 (f)(h)	55,000	55,864
Class K, 2.8103% 11/15/15 (f)(h)	50,000	50,510
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 1.66% 4/25/34 (f)(h)	390,139	389,895
Series 2004-2 Class M1, 1.82% 8/25/34 (f)(h)	399,063	399,063
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(i)	4,175,558	279,893
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 1.4913% 4/14/15 (f)(h)	292,813	292,789
Series 2004-ESA Class A2, 1.67% 5/14/16 (f)(h)	350,000	350,174
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (f)	180,000	182,054
Series 2004-ESA:
Class B, 4.888% 5/14/16 (f)	325,000	327,184
Class C, 4.937% 5/14/16 (f)	205,000	206,548
Class D, 4.986% 5/14/16 (f)	75,000	75,471
Class E, 5.064% 5/14/16 (f)	230,000	231,150
Class F, 5.182% 5/14/16 (f)	55,000	55,516
COMM floater Series 2002-FL7:
Class A2, 1.73% 11/15/14 (f)(h)	47,937	47,942
Class D, 1.95% 11/15/14 (f)(h)	125,000	125,233
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class G, 1.9433% 4/15/13 (f)(h)	$ 105,000	$ 100,801
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	57,958
Series 2003-36 Class C, 4.254% 2/16/31	55,000	53,478
Series 2003-47 Class C, 4.227% 10/16/27	105,000	102,157
Series 2003-47 Class XA, 0.2454% 6/16/43 (h)(i)	6,632,656	336,813
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	315,000	341,622
Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	64,404
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class D, 7.97% 8/3/15 (f)	110,000	123,170
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (f)	25,000	26,785
Class C4, 6.893% 5/15/16 (f)	500,000	557,006
Class E3, 7.253% 3/15/13 (f)	235,000	248,367
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	785,000	773,322
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,308,252)		6,096,751
Foreign Government and Government Agency Obligations - 3.0%

Argentine Republic 1.2138% 8/3/12 (h)	105,000	70,872
Bogota Distrito Capital 9.5% 12/12/06 (Reg. S)	95,000	103,550
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	1,149,315	1,083,948
new money bond L 7.6875% 4/15/09 (Reg.) (h)	14,707	13,714
new money bond L, 2.11% 4/15/09 (Bearer) (h)	44,120	41,141
par Z-L 6% 4/15/24	265,000	214,650
11% 8/17/40	385,000	378,070
11.25% 7/26/07	125,000	137,750
11.5% 3/12/08	95,000	104,500
12% 4/15/10	55,000	60,638
12.25% 3/6/30	70,000	75,600
12.75% 1/15/20	45,000	49,950
Central Bank of Nigeria promissory note 5.092% 1/5/10	76,333	69,825
Chilean Republic:
5.625% 7/23/07	100,000	104,875
7.125% 1/11/12	1,250,000	1,404,688
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
City of Kiev 8.75% 8/8/08	$ 200,000	$ 203,000
Colombian Republic:
9.75% 4/23/09	200,000	220,500
10.75% 1/15/13	160,000	179,200
11.75% 2/25/20	95,000	109,131
Dominican Republic:
Brady 2% 8/30/09 (h)	142,083	94,841
9.5% 9/27/06 (Reg. S)	15,000	11,325
Ecuador Republic:
12% 11/15/12 (Reg. S)	235,000	221,488
euro par 4.75% 2/28/25 (e)	5,000	2,931
Hong Kong Gov Spl Admin Reg 5.125% 8/1/14 (f)	1,185,000	1,177,589
Jamaican Government 10.625% 6/20/17	10,000	9,625
Lebanese Republic 10.125% 8/6/08	55,000	60,775
Panamanian Republic:
9.625% 2/8/11	25,000	28,000
10.75% 5/15/20	60,000	69,600
Peruvian Republic 9.125% 2/21/12	135,000	141,750
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17	45,000	43,875
8.375% 2/15/11	445,000	449,450
8.875% 3/17/15	40,000	40,300
9.875% 1/15/19	145,000	150,075
Quebec Province 7.5% 9/15/29	100,000	122,711
Russian Federation:
5% 3/31/30 (Reg. S) (e)	1,192,000	1,093,660
8.25% 3/31/10 (Reg. S)	165,000	177,169
euro 10% 6/26/07	105,000	117,994
South African Republic 6.5% 6/2/14	255,000	261,375
State of Israel 4.625% 6/15/13	20,000	18,725
Turkish Republic:
10.5% 1/13/08	170,000	187,850
11% 1/14/13	100,000	115,250
11.75% 6/15/10	255,000	298,988
12.375% 6/15/09	90,000	107,213
United Mexican States:
4.625% 10/8/08	160,000	159,360
7.5% 1/14/12	100,000	110,000
Uruguay Republic 7.25% 2/15/11	70,000	61,338
Venezuelan Republic:
Discount A, 2.1325% 3/31/20 (h)	250,000	213,125
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Venezuelan Republic: - continued
5.375% 8/7/10	$ 35,000	$ 28,963
9.25% 9/15/27	150,000	133,125
10.75% 9/19/13	380,000	394,250
13.625% 8/15/18	65,000	73,938
euro Brady:
debt conversion bond 2.75% 12/18/07 (h)	249,990	241,397
par W-B 6.75% 3/31/20	250,000	228,750
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (e)	90,000	61,650
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,084,149)		11,334,057
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	20	1,200
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon, Inc. Class A (a)	18,648	42,890
TOTAL COMMON STOCKS (Cost $36,503)		44,090
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
PRIMEDIA, Inc.:
Series D, 10.00%	425	39,950
Series H, 8.625%	1,000	84,000
		123,950
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $133,738)		123,950
Sovereign Loan Participations - 0.1%
	Principal Amount	Value (Note 1)
Indonesian Republic loan participation:
Credit Suisse First Boston 2.0625% 3/28/13 (h)	$ 124,405	$ 106,988
Deutsche Bank:
2.0625% 3/28/13 (h)	14,643	12,593
2.5625% 3/21/05 (h)	15,000	14,588
Salomon Brothers 2.5625% 3/21/05 (h)	15,000	14,588
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $147,490)		148,757
Fixed-Income Funds - 9.1%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $33,999,988)	341,900	34,039,564
Cash Equivalents - 15.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 7/30/04 due 8/2/04) (Cost $59,224,000) (k)	$ 59,230,746	59,224,000
TOTAL INVESTMENT PORTFOLIO - 116.2% (Cost $436,168,709)		434,824,531
NET OTHER ASSETS - (16.2)%		(60,573,776)
NET ASSETS - 100%		$ 374,250,755
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap
Receive quarterly notional amount multilpied by .43% and pay Bank of America upon default event of Apache Corp., par value of the notional amount of Apache Corp. 6.25% 4/15/12	Sept. 2014	$ 400,000	$ (181)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	200,000	8
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	300,000	1,452
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	200,000	594
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.12% 7/25/35	August 2007	25,000	316
TOTAL CREDIT DEFAULT SWAP		1,125,000	2,189
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2008	3,000,000	(25,221)
Receive quarterly a fixed rate equal to 4.135% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	June 2006	8,000,000	36,964
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	(1,932)
TOTAL INTEREST RATE SWAP		12,135,000	9,811
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 1,000,000	$ 15,634
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	630,000	6,082
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	600,000	5,793
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	500,000	5,069
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	1,000,000	445
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	1,000,000	26,163
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	2,000,000	28,594
TOTAL TOTAL RETURN SWAP		6,730,000	87,780
		$ 19,990,000	$ 99,780
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $25,398,709 or 6.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$59,224,000 due 8/2/04 at 1.37%
Bank of America, National Association	$ 9,951,645
Banc of America Securities LLC	21,905,332
Bear Stearns & Co. Inc.	2,487,911
BNP Paribas Securities Corp.	2,487,911
Goldman, Sachs & Co.	2,487,911
Morgan Stanley & Co. Incorporated	19,903,290
$ 59,224,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.5%
Cayman Islands	1.3%
United Kingdom	1.3%
Netherlands	1.0%
Others (individually less than 1%)	6.9%
100.0%
Income Tax Information
The fund hereby designates approximately $346,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $59,224,000) (cost $436,168,709) - See accompanying schedule		$ 434,824,531
Cash		274,348
Receivable for investments sold		355,713
Receivable for fund shares sold		292,929
Dividends receivable		1,063
Interest receivable		3,569,415
Swap agreements, at value		99,780
Prepaid expenses		239
Receivable from investment adviser for expense reductions		31,093
Total assets		439,449,111

Liabilities
Payable for investments purchased Regular delivery	$ 648,329
Delayed delivery	64,162,395
Payable for fund shares redeemed	105,811
Distributions payable	36,647
Accrued management fee	131,425
Distribution fees payable	228
Other affiliated payables	67,193
Other payables and accrued expenses	46,328
Total liabilities		65,198,356

Net Assets		$ 374,250,755
Net Assets consist of:
Paid in capital		$ 374,446,491
Undistributed net investment income		79,241
Accumulated undistributed net realized gain (loss) on investments		969,421
Net unrealized appreciation (depreciation) on investments		(1,244,398)
Net Assets		$ 374,250,755

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2004
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($101,807 ÷ 9,737 shares)	$ 10.46

Maximum offering price per share (100/95.25 of $10.46)	$ 10.98
Class T: Net Asset Value and redemption price per share ($101,794 ÷ 9,736 shares)	$ 10.46

Maximum offering price per share (100/96.50 of $10.46)	$ 10.84
Class B: Net Asset Value and offering price per share ($104,338 ÷ 9,979 shares) A	$ 10.46

Class C: Net Asset Value and offering price per share ($142,228 ÷ 13,603 shares) A	$ 10.46

Fidelity Total Bond: Net Asset Value, offering price and redemption price per share ($373,698,763 ÷ 35,734,007 shares)	$ 10.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($101,825 ÷ 9,739 shares)	$ 10.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2004

Investment Income
Dividends		$ 19,783
Interest		10,504,723
Total income		10,524,506

Expenses
Management fee	$ 1,152,050
Transfer agent fees	535,569
Distribution fees	337
Accounting fees and expenses	114,560
Non-interested trustees' compensation	1,181
Custodian fees and expenses	23,733
Registration fees	140,491
Audit	38,827
Legal	4,405
Miscellaneous	16,445
Total expenses before reductions	2,027,598
Expense reductions	(275,019)	1,752,579
Net investment income (loss)		8,771,927
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,044,604
Swap agreements	(106,905)
Total net realized gain (loss)		937,699
Change in net unrealized appreciation (depreciation) on: Investment securities	744,733
Swap agreements	101,024
Delayed delivery commitments	(138,750)
Total change in net unrealized appreciation (depreciation)		707,007
Net gain (loss)		1,644,706
Net increase (decrease) in net assets resulting from operations		$ 10,416,633

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2004	October 15, 2002 (commencement of operations) to July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,771,927	$ 1,155,369
Net realized gain (loss)	937,699	1,196,805
Change in net unrealized appreciation (depreciation)	707,007	(1,951,405)
Net increase (decrease) in net assets resulting from operations	10,416,633	400,769
Distributions to shareholders from net investment income	(8,644,971)	(1,105,904)
Distributions to shareholders from net realized gain	(461,703)	-
Total distributions	(9,106,674)	(1,105,904)
Share transactions - net increase (decrease)	292,125,223	81,520,708
Total increase (decrease) in net assets	293,435,182	80,815,573

Net Assets
Beginning of period	80,815,573	-
End of period (including undistributed net investment income of $79,241 and undistributed net investment income of $48,177, respectively)	$ 374,250,755	$ 80,815,573

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended July 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31
Income from Investment Operations
Net investment income (loss)E	.046
Net realized and unrealized gain (loss)	.145
Total from investment operations	.191
Distributions from net investment income	(.041)
Net asset value, end of period	$ 10.46
Total ReturnB,C,D	1.85%
Ratios to Average Net AssetsG
Expenses before expense reductions	.87%A
Expenses net of voluntary waivers, if any	.80%A
Expenses net of all reductions	.80%A
Net investment income (loss)	3.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31
Income from Investment Operations
Net investment income (loss)E	.045
Net realized and unrealized gain (loss)	.144
Total from investment operations	.189
Distributions from net investment income	(.039)
Net asset value, end of period	$ 10.46
Total ReturnB,C,D	1.84%
Ratios to Average Net AssetsG
Expenses before expense reductions	.96%A
Expenses net of voluntary waivers, if any	.90%A
Expenses net of all reductions	.90%A
Net investment income (loss)	3.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended July 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31
Income from Investment Operations
Net investment income (loss)E	.036
Net realized and unrealized gain (loss)	.145
Total from investment operations	.181
Distributions from net investment income	(.031)
Net asset value, end of period	$ 10.46
Total ReturnB,C,D	1.76%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.62%A
Expenses net of voluntary waivers, if any	1.55%A
Expenses net of all reductions	1.55%A
Net investment income (loss)	2.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended July 31,	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31
Income from Investment Operations
Net investment income (loss)E	.035
Net realized and unrealized gain (loss)	.145
Total from investment operations	.180
Distributions from net investment income	(.030)
Net asset value, end of period	$ 10.46
Total ReturnB,C,D	1.74%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.74%A
Expenses net of voluntary waivers, if any	1.65%A
Expenses net of all reductions	1.65%A
Net investment income (loss)	2.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 142
Portfolio turnover rate	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Total Bond

Years ended July 31,	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.340	.232
Net realized and unrealized gain (loss)	.237	.269E
Total from investment operations	.577	.501
Distributions from net investment income	(.337)	(.221)
Distributions from net realized gain	(.060)	-
Total distributions	(.397)	(.221)
Net asset value, end of period	$ 10.46	$ 10.28
Total ReturnB,C	5.68%	5.01%
Ratios to Average Net AssetsG
Expenses before expense reductions	.75%	1.01%A
Expenses net of voluntary waivers, if any	.65%	.65%A
Expenses net of all reductions	.65%	.65%A
Net investment income (loss)	3.25%	2.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 373,699	$ 80,816
Portfolio turnover rate	251%	423%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period October 15, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended July 31,	2004E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31
Income from Investment Operations
Net investment income (loss)D	.048
Net realized and unrealized gain (loss)	.145
Total from investment operations	.193
Distributions from net investment income	(.043)
Net asset value, end of period	$ 10.46
Total ReturnB,C	1.87%
Ratios to Average Net AssetsF
Expenses before expense reductions	.71%A
Expenses net of voluntary waivers, if any	.65%A
Expenses net of all reductions	.65%A
Net investment income (loss)	3.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2004

1. Significant Accounting Policies.

Fidelity Total Bond Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Total Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, non-taxable dividends, financing transactions and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 2,516,785
Unrealized depreciation	(3,578,968)
Net unrealized appreciation (depreciation)	(1,062,183)
Undistributed ordinary income	1,657,054
Undistributed long-term capital gain	169,658

Cost for federal income tax purposes	$ 435,886,714

The tax character of distributions paid was as follows:

	July 31, 2004	July 31, 2003
Ordinary Income	$ 9,106,674	$ 1,105,904

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $190,553,218 and $50,166,230, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 20	$ 20
Class T	0%	.25%	32	32
Class B	.65%	.25%	115	115
Class C	.75%	.25%	170	129
			$ 337	$ 296

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, no sales charges were retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Total Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, , is the transfer agent for Fidelity Total Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 20.16
Class T	20.16
Class B	20.16
Class C	29.17
Fidelity Total Bond	535,460.20
Institutional Class	20.16
	$ 535,569

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $440,328 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

FMR agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	.80%	$ 9
Class T	.90%	8
Class B	1.55%	8
Class C	1.65%	15
Fidelity Total Bond	.65%	273,223
Institutional Class	.65%	8
		$ 273,271

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,748.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2004A	2003B
From net investment income
Class A	$ 394	$ -
Class T	382	-
Class B	301	-
Class C	386	-
Fidelity Total Bond	8,643,095	1,105,904
Institutional Class	413	-
Total	$ 8,644,971	$ 1,105,904
From net realized gain
Fidelity Total Bond	$ 461,703	$ -

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

B Distributions for Fidelity Total Bond are for the period October 15, 2002 (commencement of operations) to July 31, 2003.

Annual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2004A	2003B	2004A	2003B
Class A
Shares sold	9,699	-	$ 100,000	$ -
Reinvestment of distributions	38	-	394	-
Net increase (decrease)	9,737	-	$ 100,394	$ -
Class T
Shares sold	9,699	-	$ 100,000	$ -
Reinvestment of distributions	37	-	382	-
Net increase (decrease)	9,736	-	$ 100,382	$ -
Class B
Shares sold	9,950	-	$ 102,625	$ -
Reinvestment of distributions	29	-	301	-
Net increase (decrease)	9,979	-	$ 102,926	$ -
Class C
Shares sold	13,566	-	$ 140,062	$ -
Reinvestment of distributions	37	-	386	-
Net increase (decrease)	13,603	-	$ 140,448	$ -
Fidelity Total Bond
Shares sold	34,227,901	14,730,271	$ 358,024,636	$ 153,496,596
Reinvestment of distributions	845,761	98,006	8,865,286	1,022,553
Shares redeemed	(7,201,869)	(6,966,063)	(75,309,262)	(72,998,441)
Net increase (decrease)	27,871,793	7,862,214	$ 291,580,660	$ 81,520,708
Institutional Class
Shares sold	9,699	-	$ 100,000	$ -
Reinvestment of distributions	40	-	413	-
Net increase (decrease)	9,739	-	$ 100,413	$ -

A Share transactions for Class A, Class T, Class B, Class C, and Institutional Class are for the period June 16, 2004 (commencement of sales of shares) to July 31, 2004.

B Share transactions for Fidelity Total Bond are for the period October 15, 2002 (commencement of operations) to July 31, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at July 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 13, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 293 funds advised by FMR or an affiliate. Mr. McCoy oversees 295 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Total Bond (2002). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks and Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Income Fund. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 2002

Vice President of Total Bond. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Total Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Kevin E. Grant (44)

Year of Election or Appointment: 2002

Vice President of Total Bond. Mr. Grant also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Grant managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 2002

Secretary of Total Bond. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Total Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Total Bond. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Total Bond. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Total Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Total Bond. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Total Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 2002 Assistant Treasurer of Total Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of Total Bond. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Total Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Total Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (34)

Year of Election or Appointment: 2004

Assistant Treasurer of Total Bond. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2002

Assistant Treasurer of Total Bond. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Total Bond	9/07/04	9/03/04	$0.02

A total of 16.67% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	5,733,332,096.96	79.506
Against	1,101,900,754.51	15.280
Abstain	290,226,743.09	4.025
Broker Non-Votes	85,743,565.56	1.189
TOTAL	7,211,203,160.12	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	6,892,332,738.84	95.578
Withheld	318,870,421.28	4.422
TOTAL	7,211,203,160.12	100.000
Ralph F. Cox
Affirmative	6,882,315,606.74	95.439
Withheld	328,887,553.38	4.561
TOTAL	7,211,203,160.12	100.000
Laura B. Cronin
Affirmative	6,880,811,550.36	95.418
Withheld	330,391,609.76	4.582
TOTAL	7,211,203,160.12	100.000
Robert M. Gates
Affirmative	6,887,483,173.36	95.511
Withheld	323,719,986.76	4.489
TOTAL	7,211,203,160.12	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	6,886,148,619.46	95.492
Withheld	325,054,540.66	4.508
TOTAL	7,211,203,160.12	100.000
Abigail P. Johnson
Affirmative	6,864,733,447.98	95.195
Withheld	346,469,712.14	4.805
TOTAL	7,211,203,160.12	100.000
Edward C. Johnson 3d
Affirmative	6,862,922,095.94	95.170
Withheld	348,281,064.18	4.830
TOTAL	7,211,203,160.12	100.000
Donald J. Kirk
Affirmative	6,885,864,179.00	95.488
Withheld	325,338,981.12	4.512
TOTAL	7,211,203,160.12	100.000
Marie L. Knowles
Affirmative	6,893,357,743.67	95.592
Withheld	317,845,416.45	4.408
TOTAL	7,211,203,160.12	100.000
Ned C. Lautenbach
Affirmative	6,893,877,983.36	95.600
Withheld	317,325,176.76	4.400
TOTAL	7,211,203,160.12	100.000
Marvin L. Mann
Affirmative	6,885,633,341.18	95.485
Withheld	325,569,818.94	4.515
TOTAL	7,211,203,160.12	100.000
William O. McCoy
Affirmative	6,886,446,432.81	95.496
Withheld	324,756,727.31	4.504
TOTAL	7,211,203,160.12	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	6,883,572,713.71	95.457
Withheld	327,630,446.41	4.543
TOTAL	7,211,203,160.12	100.000
William S. Stavropoulos
Affirmative	6,890,488,924.39	95.553
Withheld	320,714,235.73	4.447
TOTAL	7,211,203,160.12	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Focused High Income Fund

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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Fidelity Advisor

Ultra-Short Bond

Fund - Class A and Class T

Annual Report

July 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Class A and Class T
are classes of
Fidelity® Ultra-Short Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending October 31, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2004	Past 1 year	Life of fundA
Class A (incl. 1.50% sales charge) B	-0.02%	0.99%
Class T (incl. 1.50% sales charge) C	-0.03%	0.99%

A Since August 29, 2002

B Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Ultra-Short Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

C Class T shares bear a 0.15% 12b-1 fee. The initial offering of Class T shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Ultra-Short Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Ultra-Short Bond Fund - Class T on August 29, 2002, when the fund started, and the current 1.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® 6 Month Swap Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity Advisor Ultra-Short Bond Fund

Investment-grade debt had positive returns for the year ending July 31, 2004, as the Lehman Brothers® Aggregate Bond Index climbed 4.84% in an extremely volatile period. Early on, bonds benefited from the Federal Reserve Board's accommodative monetary policy - the Board kept the fed funds target rate at a 45-year low of 1.00%. Bonds continued to post gains through the first quarter of 2004 amid a backdrop of low inflation and weak employment levels. But that all changed in April, when a surge in job creation caused bond prices to plunge and investors to re-evaluate their expectations about the timing of future rate hikes. Bonds continued their descent in May, and the Fed confirmed investors' fears by hiking rates in June. Treasuries - the most interest-rate-sensitive bond category - fared the worst in this environment, but still posted a 3.85% advance for the year, according to the Lehman Brothers U.S. Treasury Index. Meanwhile, corporate bonds and mortgage securities fared best, as the Lehman Brothers Credit Bond and Mortgage-Backed Securities indexes rose 5.83% and 5.11%, respectively.

The fund's Class A and Class T shares both rose 1.50% during the past year, versus 1.06% for the Lehman Brothers 6 Month Swap Index. Sector selection was the main driver of performance, as the fund was well-positioned to exploit opportunities throughout the ultra-short-term bond space, while keeping its interest rate risk at a minimum. I invested in high-quality, higher-yielding spread sectors - including corporate bonds and securitized products such as asset-backed securities (ABS), collateralized mortgage obligations (CMOs) and mortgage pass-through securities - all of which outpaced comparable-duration Treasuries. This strategy played directly into Fidelity's research strengths, which also gave us an advantage in terms of security selection. The fund benefited a lot from its focus on attractively valued home equity ABS and CMOs, both of which did especially well. Elsewhere, modest positions in several middle- and lower-quality investment-grade corporates paid off in the first half of the period amid a bullish climate for riskier assets. Conversely, yield-curve positioning was a slight drag on performance. My strategy of owning securities with more evenly distributed cash flows relative to a single "bullet" maturity index proved ineffective during the period as the short end of the curve steepened.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 to July 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period* February 1, 2004 to July 31, 2004
Class A (dagger)
Actual	$ 1,000.00	$ 1,002.40	$ .88
Hypothetical A	$ 1,000.00	$ 1,005.42	$ .88
Class T(dagger)
Actual	$ 1,000.00	$ 1,002.30	$ .88
Hypothetical A	$ 1,000.00	$ 1,005.42	$ .88
	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period* February 1, 2004 to July 31, 2004
Fidelity Ultra-Short Bond
Actual	$ 1,000.00	$ 1,005.20	$ 2.74
Hypothetical A	$ 1,000.00	$ 1,022.23	$ 2.77
Institutional Class(dagger)
Actual	$ 1,000.00	$ 1,002.50	$ .69
Hypothetical A	$ 1,000.00	$ 1,005.61	$ .69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.70%
Class T	.70%
Fidelity Ultra-Short Bond	.55%
Institutional Class	.55%

* Calculated by multiplying by 46/366 to reflect the period June 16, 2004 to July 31, 2004.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of July 31, 2004	As of January 31, 2004
U.S. Government and U.S. Government Agency Obligations 16.3%	U.S. Government and U.S. Government Agency Obligations 13.8%
AAA 20.4%	AAA 21.6%
AA 7.1%	AA 8.2%
A 12.4%	A 15.4%
BBB 9.1%	BBB 8.4%
BB and Below 0.2%	BB and Below 0.6%
Not Rated 3.7%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 30.8%	Short-Term Investments and Net Other Assets 30.2%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of July 31, 2004
6 months ago
Years	1.8	1.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2004
6 months ago
Years	0.5	0.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2004*		As of January 31, 2004**
	Corporate Bonds 5.4%		Corporate Bonds 7.8%
	U.S. Government and U.S. Government Agency Obligations 16.3%		U.S. Government and U.S. Government Agency Obligations 13.8%
	Asset-Backed Securities 32.1%		Asset-Backed Securities 35.7%
	CMOs and Other Mortgage Related Securities 15.4%		CMOs and Other Mortgage Related Securities 12.5%
	Short-Term Investments and Net Other Assets 30.8%		Short-Term Investments and Net Other Assets 30.2%
* Foreign investments	4.1%	** Foreign investments	2.9%
* Futures and Swaps	14.6%	** Futures and Swaps	15.0%

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable. The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investment of Fidelity's fixed-income central fund.

Annual Report

Investments July 31, 2004

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.8%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
1.87% 5/24/06 (e)	$ 800,000	$ 802,894
2.18% 8/8/06 (e)	600,000	606,178
		1,409,072
Media - 0.6%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	900,000	970,826
Continental Cablevision, Inc. 8.3% 5/15/06	450,000	488,301
Cox Communications, Inc. 7.5% 8/15/04	500,000	500,825
Liberty Media Corp. 3.02% 9/17/06 (e)	1,350,000	1,370,480
		3,330,432
TOTAL CONSUMER DISCRETIONARY		4,739,504
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Safeway, Inc. 2.5% 11/1/05	820,000	816,672
Tobacco - 0.1%
Philip Morris Companies, Inc. 7% 7/15/05	300,000	310,332
TOTAL CONSUMER STAPLES		1,127,004
ENERGY - 0.0%
Oil & Gas - 0.0%
Pemex Project Funding Master Trust 3.0775% 1/7/05 (a)(e)	150,000	150,780
FINANCIALS - 1.7%
Capital Markets - 0.1%
State Street Capital Trust II 1.75% 2/15/08 (e)	300,000	301,843
Consumer Finance - 0.2%
General Motors Acceptance Corp.:
2.88% 10/20/05 (e)	1,000,000	1,006,607
6.75% 1/15/06	230,000	240,859
John Deere Capital Corp. 2.16% 9/17/04 (e)	50,000	50,023
		1,297,489
Diversified Financial Services - 1.0%
Bombardier Capital, Inc. 7.5% 10/17/05 (a)	1,000,000	1,028,321
Deutsche Telekom International Finance BV 8.25% 6/15/05	1,500,000	1,572,759
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
NiSource Finance Corp. 7.625% 11/15/05	$ 675,000	$ 714,064
Powergen US Funding LLC 4.5% 10/15/04	335,000	336,692
Sprint Capital Corp.:
4.78% 8/17/06	1,000,000	1,023,258
7.125% 1/30/06	500,000	528,821
Tyco International Group SA yankee 6.375% 2/15/06	800,000	839,753
		6,043,668
Insurance - 0.1%
St. Paul Travelers Companies, Inc. 7.875% 4/15/05	405,000	419,941
Real Estate - 0.2%
Arden Realty LP 8.875% 3/1/05	500,000	517,705
Duke Realty LP 6.875% 3/15/05	300,000	308,161
Regency Centers LP 7.125% 7/15/05	400,000	415,688
		1,241,554
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 1.795% 6/2/06 (e)	500,000	502,492
TOTAL FINANCIALS		9,806,987
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 6.75% 2/1/06	1,000,000	1,057,432
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Boise Cascade Corp. 7.35% 10/11/04	270,000	270,626
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
British Telecommunications PLC 7.875% 12/15/05	950,000	1,013,074
France Telecom SA 8.2% 3/1/06	800,000	855,781
GTE Corp. 6.36% 4/15/06	1,000,000	1,051,875
Telefonica Europe BV 7.35% 9/15/05	500,000	525,821
		3,446,551
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. 7.35% 3/1/06	900,000	959,012
TOTAL TELECOMMUNICATION SERVICES		4,405,563
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - 0.1%
Electric Utilities - 0.1%
Progress Energy, Inc. 6.75% 3/1/06	$ 605,000	$ 636,358
TOTAL NONCONVERTIBLE BONDS (Cost $22,161,171)		22,194,254
U.S. Government Agency Obligations - 5.5%

Fannie Mae 1.55% 5/4/05	10,000,000	9,952,484
Federal Home Loan Bank:
1.265% 3/15/05	10,000,000	9,948,060
1.35% 4/29/05	10,000,000	9,939,380
Freddie Mac 0% 10/19/04 (c)	2,000,000	1,993,674
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $31,993,687)		31,833,598
U.S. Government Agency - Mortgage Securities - 1.7%

Fannie Mae - 1.7%
5.5% 11/1/16 to 2/1/19	6,667,973	6,861,962
6.5% 7/1/16 to 8/1/32	696,502	731,842
7% 8/1/17 to 5/1/32	2,265,677	2,401,869
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,013,200)		9,995,673
Asset-Backed Securities - 18.9%

Accredited Mortgage Loan Trust Series 2004-2 Class A2, 1.75% 7/25/34 (e)	939,157	939,128
ACE Securities Corp.:
Series 2002-HE2 Class M1, 2.3% 8/25/32 (e)	175,000	176,415
Series 2003-FM1 Class M2, 3.3% 11/25/32 (e)	145,000	147,655
Series 2003-HE1:
Class A2, 1.86% 11/25/33 (e)	609,586	611,435
Class M1 2.1% 11/25/33 (e)	120,000	120,644
Class M2, 3.15% 11/25/33 (e)	75,000	76,192
Series 2003-HS1:
Class M1, 2.2% 6/25/33 (e)	50,000	50,237
Class M2, 3.2% 6/25/33 (e)	50,000	50,719
Series 2003-NC1 Class M1, 2.23% 7/25/33 (e)	100,000	101,050
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
ACE Securities Corp.: - continued
Series 2003-TC1 Class A2, 1.84% 6/25/33 (e)	$ 79,084	$ 79,253
Series 2004-HE1:
Class M1, 1.95% 2/25/34 (e)	150,000	150,016
Class M2, 2.55% 2/25/34 (e)	175,000	175,040
American Express Credit Account Master Trust Series 2004-1 Class B, 1.63% 9/15/11 (e)	410,000	410,690
American Express Credit Account Trust Series 2004-C Class C, 1.88% 2/15/12 (a)(e)	1,200,000	1,200,750
AmeriCredit Automobile Receivables Trust:
Series 2000-D Class A4, 1.57% 9/12/07 (e)	289,712	289,988
Series 2001-D Class A3, 1.66% 9/12/06 (e)	94,389	94,403
Series 2002-A Class A3, 1.56% 10/12/06 (e)	104,570	104,582
Series 2003-AM Class A4B, 1.83% 11/6/09 (e)	600,000	603,745
Series 2003-BX Class A4B, 1.74% 1/6/10 (e)	140,000	140,960
Series 2003-CF Class A3, 2.75% 10/9/07	1,000,000	1,001,604
Series 2004-1 Class A3, 3.22% 7/6/08	365,000	365,573
Ameriquest Mortgage Securities, Inc.:
Series 2002-4:
Class A2, 1.89% 2/25/33 (e)	59,252	59,463
Class M1, 2.45% 2/25/33 (e)	105,000	105,836
Series 2002-AR1:
Class A2, 1.77% 9/25/32 (e)	41,652	41,672
Class M2, 2.75% 9/25/32 (e)	490,000	492,705
Series 2003-1:
Class A2, 1.86% 2/25/33 (e)	106,091	106,431
Class M1, 2.35% 2/25/33 (e)	100,000	101,343
Series 2003-3 Class M1, 2.25% 3/25/33 (e)	75,000	75,328
Series 2003-6:
Class AV3, 1.77% 8/25/33 (e)	255,193	255,600
Class S, 5% 5/25/33 (h)	4,022,099	179,895
Series 2003-7 Class M1, 2.3% 8/25/33 (e)	140,000	141,795
Series 2003-AR1 Class M1, 2.6% 1/25/33 (e)	500,000	504,215
Series 2004-R2:
Class M1, 1.88% 4/25/34 (e)	85,000	84,997
Class M2, 1.93% 4/25/34 (e)	75,000	74,998
Amortizing Residential Collateral Trust:
Series 2002-BC6 Class M1, 2.2% 8/25/32 (e)	100,000	100,741
Series 2002-BC7:
Class M1, 2.25% 10/25/32 (e)	450,000	452,531
Class M2, 2.35% 10/25/32 (e)	300,000	302,403
Series 2002-BC9 Class A2, 1.93% 12/25/32 (e)	112,982	113,557
Series 2003-BC1 Class M2, 2.55% 1/25/32 (e)	175,000	175,380
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
AQ Finance NIMS Trust Series 2003-N6A Class NOTE, 1.75% 5/25/10 (a)(e)	$ 108,271	$ 108,204
Argent Securities, Inc.:
Series 2003-W3 Class M2, 3.25% 9/25/33 (e)	800,000	821,739
Series 2003-W6 Class AV2, 1.82% 1/25/34 (e)	743,294	745,337
Series 2004-W7:
Class M1, 2% 5/25/34 (e)	305,000	304,990
Class M2, 2.05% 5/25/34 (e)	250,000	249,992
Asset Backed Securities Corp. Series 2002-HE2 Class M2, 2.51% 8/15/32 (e)	100,000	100,168
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE3 Class 2A, 1.78% 10/15/32 (e)	53,493	53,640
Series 2003-HE2:
Class A2, 1.76% 4/15/33 (e)	153,668	153,884
Class M1, 2.28% 4/15/33 (e)	1,000,000	1,009,979
Series 2003-HE3 Class A2, 1.73% 6/15/33 (e)	55,384	55,400
Series 2003-HE4:
Class A3, 1.6% 8/15/33 (e)	146,187	146,169
Class M2, 3.38% 8/15/33 (e)	285,000	290,537
Series 2003-HE5 Class A2A, 1.74% 8/15/33 (e)	293,315	293,935
Series 2003-HE6 Class M1, 2.1% 11/25/33 (e)	215,000	216,116
Series 2003-HE7 Class A3, 1.74% 12/15/33 (e)	603,442	604,831
Series 2004-HE6 Series A2, 2.03% 9/25/34 (b)(e)	2,640,000	2,637,938
Associates Automobile Receivables Trust Series 2000-1 Class B, 7.83% 8/15/07	187,894	189,888
Bank One Issuance Trust:
Series 2002-B1 Class B1, 1.76% 12/15/09 (e)	465,000	467,094
Series 2002-B2 Class B2, 1.72% 5/15/08 (e)	100,000	100,255
Series 2002-B3 Class B, 1.74% 8/15/08 (e)	500,000	501,489
Series 2002-C1 Class C1, 2.34% 12/15/09 (e)	675,000	683,988
Series 2002-C2 Class C2, 2.37% 5/15/08 (e)	2,850,000	2,868,528
Bayview Financial Asset Trust Series 2000-F Class A, 1.9619% 9/28/43 (e)	365,815	367,501
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.9119% 2/28/44 (e)	657,173	658,867
Capital Auto Receivables Asset Trust Series 2003-1 Class B, 1.85% 6/15/10 (a)(e)	287,287	288,372
Capital One Auto Finance Trust Series 2003-A Class A4B, 1.66% 1/15/10 (e)	425,000	426,990
Capital One Master Trust:
Series 2001-1 Class B, 1.89% 12/15/10 (e)	500,000	503,625
Series 2001-8A Class B, 1.93% 8/17/09 (e)	405,000	408,185
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 2.06% 7/15/08 (e)	$ 1,035,000	$ 1,039,978
Series 2003-B1 Class B1, 2.55% 2/17/09 (e)	1,135,000	1,152,607
Series 2003-B6 Class B6, 1.91% 9/15/11 (e)	1,125,000	1,134,836
Series 2004-B1 Class B1, 1.82% 11/15/11 (e)	1,180,000	1,183,000
Capital Trust Ltd. Series 2004-1:
Class A2, 1.7% 7/20/39 (a)(e)	265,000	265,000
Class B, 1.85% 7/20/39 (a)(e)	140,000	140,000
Class C, 2.15% 7/20/39 (a)(e)	180,000	180,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class A, 1.79% 1/25/32 (e)	46,411	46,430
Series 2002-HE3:
Class M1, 2.55% 3/25/33 (e)	299,999	305,872
Class M2, 3.7% 3/25/33 (e)	489,999	497,677
Series 2003-HE1 Class M2, 3.4% 8/25/33 (e)	215,000	219,361
Series 2003-HE2 Class A, 1.8% 10/25/33 (e)	379,917	380,671
Series 2003-HE3:
Class M1, 2.15% 11/25/33 (e)	104,999	105,892
Class M2, 3.2% 11/25/33 (e)	80,000	80,800
Series 2003-HE4 Class A2, 1.68% 3/25/34 (e)	948,098	948,576
Series 2004-HE2 Class M2, 2.65% 7/26/34 (e)	175,000	174,994
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 1.86% 3/16/09 (e)	200,000	201,310
Series 2002-2 Class C, 2.28% 7/16/07 (e)	1,170,000	1,174,108
Series 2002-6 Class B, 1.73% 1/15/08 (e)	150,000	150,394
Series 2004-1 Class B, 1.58% 5/15/09 (e)	295,000	294,983
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.25% 10/15/07 (e)	900,000	902,372
Series 2001-B2 Class B2, 1.88% 12/10/08 (e)	615,000	618,735
Series 2002-B1 Class B1, 1.9% 6/25/09 (e)	655,000	656,806
Series 2002-C1 Class C1, 2.17% 2/9/09 (e)	900,000	912,709
Series 2003-C1 Class C1, 2.24% 4/7/10 (e)	1,685,000	1,723,510
Countrywide Home Loans, Inc.:
Series 2000-2 Class MV2, 2.35% 6/25/31 (e)	166,833	167,112
Series 2002-6 Class AV1, 1.88% 5/25/33 (e)	211,371	211,810
Series 2003-BC1 Class M2, 3.45% 9/25/32 (e)	1,025,000	1,052,669
Series 2003-SD3 Class A1, 1.87% 12/25/32 (a)(e)	148,572	149,165
Series 2004-2 Class M1, 1.95% 5/25/34 (e)	375,000	374,988
Series 2004-3:
Class 3A4, 1.7% 8/25/34 (e)	9,328,000	9,261,372
Class M1, 1.95% 6/25/34 (e)	100,000	100,103
CS First Boston Mortgage Securities Corp.:
Series 2002-HE16 Class M2, 2.95% 10/25/32 (e)	75,000	75,875
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: - continued
Series 2003-8 Class A2, 1.84% 4/25/34 (e)	$ 514,436	$ 515,979
Series 2004-FRE1:
Class A2, 1.96% 4/25/34 (b)(e)	825,000	825,000
Class B1, 3.41% 4/25/34 (b)(e)	605,000	605,000
Class M3, 2.26% 4/25/34 (b)(e)	610,000	610,000
Discover Card Master Trust I Series 2003-4 Class B1, 1.71% 5/16/11 (e)	550,000	551,846
Fannie Mae guaranteed REMIC pass thru certificates Series 2002-T15 Class S1, 5.25% 4/25/05 (h)	661,207	22,026
Fieldstone Mortgage Investment Corp.:
Series 2003-1 Class M1, 2.13% 11/25/33 (e)	100,000	100,876
Series 2004-1 Class 2A, 1.74% 1/25/35 (b)(e)	3,541,473	3,540,658
Series 2004-1 Class M2, 2.55% 1/25/35 (e)	300,000	300,100
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2% 3/25/34 (e)	25,000	24,999
Class M4, 2.35% 3/25/34 (e)	25,000	24,999
Class M6, 2.7% 3/25/34 (e)	25,000	24,786
First USA Secured Note Trust Series 2001-3 Class C, 2.46% 11/19/08 (a)(e)	785,000	790,397
Fleet Credit Card Master Trust II Series 2001-C Class A, 3.86% 3/15/07	270,000	270,735
Ford Credit Auto Owner Trust Series 2003-B Class B2, 1.81% 10/15/07 (e)	650,000	653,152
Fremont Home Loan Trust Series 2004-A Class M2, 2.6% 1/25/34 (e)	375,000	374,988
GE Business Loan Trust Series 2003-1 Class A, 1.81% 4/15/31 (a)(e)	320,717	321,118
Gracechurch Card Funding PLC:
Series 5:
Class B, 1.4688% 8/15/08 (e)	80,000	79,950
Class C, 2.1688% 8/15/08 (e)	295,000	295,553
Series 6 Class B, 1.4288% 2/17/09 (e)	75,000	74,953
GS Mortgage Securities Corp.:
Series 2003-FM1 Class M1, 2.1% 3/20/33 (e)	750,000	758,467
Series 2004-FF3 Class M2, 2.59% 5/25/34 (e)	370,000	369,993
Series 2004-FM1:
Class M1, 2.1% 11/25/33 (e)	195,000	194,994
Class M2, 2.85% 11/25/33 (e)	135,000	135,538
5.5% 11/25/32 (a)	503,558	502,802
GSAMP Trust:
Series 2002-NC1 Class A2, 1.77% 7/25/32 (e)	213,315	214,127
Series 2004-FM2 Class M1, 1.95% 1/25/34 (e)	250,000	249,990
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GSAMP Trust: - continued
Series 2004-HE1:
Class M1, 2% 5/25/34 (e)	$ 320,000	$ 319,990
Class M2, 2.6% 5/25/34 (e)	150,000	148,711
Class M3, 2.85% 5/25/34 (e)	100,000	99,154
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.89% 2/25/33 (e)	35,459	35,513
Series 2002-4:
Class A3, 1.93% 3/25/33 (e)	317,953	319,030
Class M2, 3.5% 3/25/33 (e)	125,000	126,876
Series 2002-5:
Class A3, 1.97% 5/25/33 (e)	414,468	417,046
Class M1, 2.65% 5/25/33 (e)	200,000	204,487
Series 2003-1:
Class A2, 1.92% 6/25/33 (e)	772,460	774,827
Class M1, 2.45% 6/25/33 (e)	300,000	302,306
Series 2003-2:
Class A2, 1.83% 8/25/33 (e)	45,315	45,443
Class M1, 2.33% 8/25/33 (e)	80,000	81,040
Series 2003-3:
Class A2, 1.81% 8/25/33 (e)	223,601	224,089
Class M1, 2.31% 8/25/33 (e)	330,000	334,244
Series 2003-4:
Class M1, 2.25% 10/25/33 (e)	170,000	171,636
Class M2, 3.35% 10/25/33 (e)	200,000	203,796
Series 2003-5:
Class A2, 1.8% 12/25/33 (e)	676,850	678,166
Class M1, 2.15% 12/25/33 (e)	160,000	161,180
Class M2, 3.18% 12/25/33 (e)	70,000	71,291
Series 2003-7 Class A2, 1.83% 3/25/34 (e)	1,332,595	1,336,263
Series 2003-8 Class M1, 2.17% 4/25/34 (e)	260,000	261,488
Series 2004-4 Class A2, 1.68% 10/25/34 (e)	1,188,753	1,190,137
Home Equity Asset Trust NIMS Trust Series 2002-4N Class A, 8% 5/27/33 (a)	23,154	23,212
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 1.67% 8/15/08 (e)	500,000	500,581
Household Credit Card Master Trust I Series 2002-1 Class B, 2.03% 7/15/08 (e)	300,000	301,886
Household Home Equity Loan Trust:
Series 2002-3 Class A, 1.73% 7/20/32 (e)	101,126	101,314
Series 2003-1 Class M, 1.91% 10/20/32 (e)	83,838	84,030
Series 2003-2:
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Household Home Equity Loan Trust: - continued
Class A, 1.75% 9/20/33 (e)	$ 440,445	$ 441,398
Class M, 2% 9/20/33 (e)	129,169	129,628
Series 2004-1 Class M, 1.93% 9/20/33 (e)	480,000	480,000
Household Mortgage Loan Trust:
Series 2002-HC1:
Class A, 1.72% 5/20/32 (e)	199,402	199,899
Class M, 2.07% 5/20/32 (e)	95,237	95,365
Series 2003-HC1:
Class A, 1.77% 2/20/33 (e)	364,323	365,078
Class M, 2.07% 2/20/33 (e)	192,571	193,549
Series 2003-HC2:
Class A2, 1.75% 6/20/33 (e)	390,541	391,274
Class M, 2.02% 6/20/33 (e)	329,858	327,038
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class A, 1.55% 1/18/11 (e)	1,000,000	1,001,242
Series 2002-3 Class B, 2.63% 9/15/09 (e)	150,000	151,664
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 1.62% 12/17/07 (e)	429,930	430,124
Keycorp Student Loan Trust Series 1999-A Class A2, 1.9163% 12/27/09 (e)	360,360	361,368
Long Beach Mortgage Loan Trust:
Series 2001-4 Class 2M1, 2.4% 3/25/32 (e)	765,000	772,561
Series 2003-1:
Class A2, 1.85% 3/25/33 (e)	111,602	111,797
Class M1, 2.37% 3/25/33 (e)	300,000	303,630
Series 2003-2 Class M1, 2.27% 6/25/33 (e)	500,000	503,366
Series 2003-3 Class M1, 2.2% 7/25/33 (e)	340,000	342,947
MASTR ABS NIMS Trust:
Series 2002-OPT1 Class NOTE, 2% 11/26/07 (a)(e)	405	405
Series 2003-OPT1 Class NOTE, 1.83% 2/26/08 (a)(e)	25,054	25,062
MASTR Asset Backed Securities Trust Series 2004 FRE1 Class M1, 2.02% 7/25/34 (e)	485,000	485,000
MBNA Asset Backed Note Trust Series 2000-K Class C, 2.18% 3/17/08 (a)(e)	1,000,000	1,003,600
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 1.755% 10/15/08 (e)	1,250,000	1,253,165
Series 2001-B2 Class B2, 1.74% 1/15/09 (e)	1,000,000	1,003,604
Series 2002-B2 Class B2, 1.76% 10/15/09 (e)	1,034,000	1,038,792
Series 2002-B4 Class B4, 1.88% 3/15/10 (e)	630,000	635,343
Series 2003-B2 Class B2, 1.77% 10/15/10 (e)	125,000	125,690
Series 2003-B3 Class B3, 1.755% 1/18/11 (e)	75,000	75,188
Series 2003-B5 Class B5, 1.75% 2/15/11 (e)	485,000	488,499
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
MBNA Master Credit Card Trust II:
Series 1997-J Class B, 1.68% 2/15/07 (e)	$ 500,000	$ 500,114
Series 1998-E Class B, 1.47% 9/15/10 (e)	200,000	201,002
Series 1998-G Class B, 1.78% 2/17/09 (e)	500,000	501,346
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.95% 7/25/34 (e)	150,000	149,995
Class M2, 2% 7/25/34 (e)	25,000	24,999
Class M3, 2.4% 7/25/34 (e)	50,000	49,998
Class M4, 2.55% 7/25/34 (e)	50,000	49,998
Merrill Lynch Mortgage Investors, Inc.:
Series 2002-HE1N Class N1, 2.05% 11/25/09 (a)(e)	34,457	34,445
Series 2003-HE1 Class A1, 1.9% 7/25/34 (e)	857,761	858,690
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.55% 12/27/32 (e)	125,000	127,078
Series 2003-HE1 Class M2, 3.35% 5/25/33 (e)	325,000	331,014
Series 2003-NC10 Class M1, 2.13% 10/25/33 (e)	830,000	835,240
Series 2003-NC5 Class M2, 3.45% 4/25/33 (e)	200,000	203,368
Series 2003-NC6 Class M2, 3.4% 6/27/33 (e)	630,000	643,366
Series 2003-NC8 Class M1, 2.15% 9/25/33 (e)	120,000	120,583
Series 2004-HE6 Class A2, 1.96% 8/25/34 (b)(e)	2,000,000	2,000,000
Series 2004-NC6 Class A2, 1.8019% 9/25/34 (e)	630,000	630,000
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 2.3% 2/25/32 (e)	800,000	810,842
Class M2, 2.85% 2/25/32 (e)	500,000	504,138
Series 2001-NC1 Class M2, 2.52% 10/25/31 (e)	100,000	100,352
Series 2001-NC3 Class M2, 2.95% 10/25/31 (e)	225,000	227,405
Series 2001-NC4:
Class M1, 2.45% 1/25/32 (e)	140,000	142,223
Class M2, 3.1% 1/25/32 (e)	105,000	106,575
Series 2002-AM3 Class A3, 1.94% 2/25/33 (e)	109,916	110,301
Series 2002-HE1 Class M1, 2.05% 7/25/32 (e)	145,000	145,693
Series 2002-HE2 Class M2, 2.7% 8/25/32 (e)	100,000	100,552
Series 2002-NC3 Class M1, 2.17% 8/25/32 (e)	100,000	100,916
Series 2002-NC4 Class M2, 3.05% 9/25/32 (e)	75,000	75,685
Series 2002-OP1 Class M1, 2.2% 9/25/32 (e)	95,000	95,746
Series 2003-NC1 Class M2, 3.5% 11/25/32 (e)	130,000	131,910
Series 2003-NC2 Class M2, 3.45% 2/25/33 (e)	165,000	168,989
Navistar Financial Corp. Owner Trust Series 2001-B Class B, 4.83% 11/17/08	565,284	571,600
New Century Finance NIMS Trust Series 2003-A Class NOTE, 8.5% 10/25/33 (a)	173,685	174,825
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
New Century Home Equity Loan Trust Series 2003-2:
Class A2, 1.88% 1/25/33 (e)	$ 129,049	$ 129,296
Class AIO, 4.5% 3/25/05 (e)(h)	13,302,840	295,323
Nissan Auto Lease Trust Series 2003-A Class A3A, 1.3788% 6/15/09 (e)	1,000,000	1,001,226
NovaStar Home Equity Loan Series 2004-1:
Class M1, 1.9% 6/25/34 (e)	100,000	100,094
Class M4, 2.425% 6/25/34 (e)	170,000	170,252
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 1.9% 12/25/33 (e)	743,128	743,751
Onyx Acceptance Owner Trust Series 2003-D Class A3, 2.4% 12/15/07	470,000	468,919
Option One Mortgage Loan Trust Series 2003-6 Class M1, 2.1% 11/25/33 (e)	1,025,000	1,030,353
Park Place Securities, Inc.:
Series 2004 WCW Class M1, 2.17% 8/25/34 (b)(e)	270,000	270,000
Series 2004 WCW1:
Class M2, 2.22% 8/25/34 (b)(e)	470,000	470,000
Class M3, 2.79% 8/25/34 (b)(e)	435,000	435,000
Providian Gateway Master Trust Series 2002-B Class A, 2.08% 6/15/09 (a)(e)	400,000	400,967
Residential Asset Mortgage Products, Inc.:
Series 2003-RP2 Class A1, 1.95% 9/25/33 (a)(e)	353,313	354,417
Series 2004-RS6:
Class 2M2, 2.63% 6/25/34 (e)	250,000	249,992
Class 2M3, 2.78% 6/25/34 (e)	250,000	249,992
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.85% 4/25/33 (e)	113,137	113,501
Saxon Asset Securities Trust Series 2004 2 Class MV1, 2.03% 10/25/34 (e)	415,000	415,000
Sears Credit Account Master Trust II:
Series 1998-2 Class A, 5.25% 10/16/08	62,500	62,786
Series 2002-4:
Class A, 1.51% 8/18/09 (e)	800,000	800,960
Class B, 1.805% 8/18/09 (e)	1,080,000	1,082,710
Series 2002-5 Class B, 2.63% 11/17/09 (e)	500,000	501,326
Specialty Underwriting & Residential Finance Series 2003-BC3 Class M1, 2.1% 8/25/34 (e)	1,000,000	1,004,421
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 1.81% 2/25/34 (e)	142,829	142,824
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.83% 3/15/11 (a)(e)	675,000	675,527
Terwin Mortgage Trust:
Series 2003-8HE, Class A, 1.92% 12/25/34 (e)	374,496	374,719
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Terwin Mortgage Trust: - continued
Series 2003-4HE Class A1, 1.88% 9/25/34 (e)	$ 778,582	$ 781,835
Series 2003-6HE Class A1, 1.92% 11/25/33 (e)	285,723	287,179
Series 2004-1HE Class A1, 1.96% 2/25/35 (a)(e)	368,633	368,633
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	403,706	404,855
WFS Financial 2004-3 Owner Trust Series 2004 3 Class D, 4.07% 2/17/12	660,000	660,000
TOTAL ASSET-BACKED SECURITIES (Cost $109,646,377)		109,962,209
Collateralized Mortgage Obligations - 9.6%

Private Sponsor - 5.7%
Countrywide Home Loans, Inc.:
floater Series 2004 16 Class A1, 1.7688% 8/25/34 (e)	1,250,000	1,250,000
sequential pay Series 2002-5 Class 2A1, 6% 4/25/17	161,939	161,675
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR7 Class 6A2, 1.85% 8/25/34 (e)	1,025,000	1,025,000
Series 2004-AR2 Class 6A1, 1.85% 3/25/34 (e)	852,587	851,317
Series 2004-AR3 Class 6A2, 1.82% 3/25/34 (e)	339,077	339,872
Series 2004-AR5 Class 11A2, 1.82% 6/25/34 (e)	501,440	500,361
Series 2004-AR6 Class 9A2, 1.82% 7/25/34 (e)	610,398	610,398
Series 2003-TFLA Class F, 1.9433% 4/15/13 (a)(e)	235,000	236,780
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 1.76% 3/20/44 (e)	95,000	95,089
Class 1C, 2.45% 3/20/44 (e)	280,000	280,788
Class 1M, 1.96% 3/20/44 (e)	130,000	130,163
Series 2004-2:
Class 1A2, 1.4381% 6/20/28 (e)	500,000	500,000
Class 1B, 1.5381% 6/20/44 (e)	100,000	100,000
Class 1C, 2.0681% 6/20/44 (e)	365,000	365,000
Class 1M, 1.6481% 6/20/44 (e)	185,000	185,000
Holmes Financing PLC floater:
Series 7 Class 2M, 2.4% 7/15/40 (e)	195,000	197,541
Series 8:
Class 1B, 1.73% 7/15/40 (e)	145,000	145,000
Class 1C, 2.22% 7/15/40 (e)	1,040,000	1,040,325
Class 2A, 1.68% 4/15/11 (e)	1,400,000	1,400,109
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Holmes Financing PLC floater: - continued
Series 8:
Class 2B, 1.77% 7/15/40 (e)	$ 190,000	$ 190,000
Class 2C, 2.32% 7/15/40 (e)	775,000	775,242
Impac CMB Trust floater Series 2004 6 Class 1A2, 1.84% 10/25/34 (e)	504,116	503,620
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 1.84% 3/25/28 (e)	447,161	448,552
Class 2A2, 1.59% 3/25/28 (e)	159,700	160,827
Series 2003-B Class A1, 1.79% 4/25/28 (e)	411,755	413,100
Series 2003-E Class A2, 1.51% 10/25/28 (e)	870,224	869,459
Series 2003-F Class A2, 1.49% 10/25/28 (e)	899,961	903,301
Series 2004-A Class A2, 1.4% 4/25/29 (e)	1,118,446	1,113,769
Series 2004-B Class A2, 1.8525% 6/25/29 (e)	1,142,977	1,139,649
Series 2004-C Class A2, 2.1506% 7/25/29 (e)	1,536,888	1,536,708
Series 2003-G Class XA1, 1% 1/25/29 (h)	4,012,587	69,280
Permanent Financing PLC floater:
Series 3:
Class 1C, 2.36% 6/10/42 (e)	1,000,000	1,001,037
Class 2C, 2.46% 6/10/42 (e)	205,000	206,025
Series 4 Class 2C, 2.13% 6/10/42 (e)	1,145,000	1,144,730
Series 5:
Class 1C, 1.9878% 6/10/42 (e)	260,000	260,000
Class 2C, 2.1378% 6/10/42 (e)	390,000	390,000
Class 3C, 2.2878% 6/10/42 (e)	825,000	825,000
Residential Asset Mortgage Products, Inc.:
sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	535,158	554,474
Series 2004-SL2 Class A1, 6.5% 11/25/16	210,971	218,191
Series 2003-RP1 Class A, 1.95% 4/25/34 (e)	302,025	303,440
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2002-A:
Class B4, 3.1631% 10/10/34 (a)(e)	97,895	99,423
Class B5, 3.7131% 10/10/34 (a)(e)	97,895	99,179
Class B6, 4.2131% 10/10/34 (a)(e)	97,895	99,852
Series 2003-A:
Class B4, 3.1631% 3/10/35 (a)(e)	98,057	99,507
Class B5, 3.7131% 3/10/35 (a)(e)	98,057	100,052
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(h)	$ 14,724,128	$ 157,594
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 1.5% 9/20/33 (e)	866,753	863,898
Series 2003-7 Class A2, 1.8788% 1/20/34 (e)	448,491	448,079
Series 2004-6 Class A3B, 2.3063% 7/20/34 (e)	1,968,357	1,960,975
Series 2004-7 Class A3A, 2.285% 8/20/34 (e)	1,030,000	1,030,000
Series 2004-1 Class A, 1.47% 2/20/34 (e)	622,928	621,654
Series 2004-4 Class A, 1.6081% 5/20/34 (e)	494,060	491,934
Series 2004-5 Class A3, 1.8625% 6/20/34 (e)	785,590	785,590
Series 2004-6 Class A3A, 2.1638% 6/20/35 (e)	984,178	984,178
Series 2004-7 Class A3B, 2.53% 7/20/34 (e)	2,000,000	2,000,000
Structured Asset Securities Corp. floater Series 2004 NP1 Class A, 1.7% 9/25/33 (a)(e)	491,185	491,185
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	307,287	311,082
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	127,106	134,236
TOTAL PRIVATE SPONSOR		33,219,240
U.S. Government Agency - 3.9%
Fannie Mae:
floater Series 2002-89 Class F, 1.75% 1/25/33 (e)	253,528	253,747
planned amortization class:
Series 1994-81 Class PJ, 8% 7/25/23	167,594	169,186
Series 2002-81 Class PU, 4.5% 5/25/20	2,280,000	2,315,511
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2002-11 Class QF, 1.95% 3/25/32 (e)	310,453	312,377
Series 2002-36 Class FT, 1.95% 6/25/32 (e)	283,736	286,215
Series 2002-64 Class FE, 1.76% 10/18/32 (e)	166,702	167,459
Series 2002-74 Class FV, 1.9% 11/25/32 (e)	187,464	188,841
Series 2003-11:
Class DF, 1.9% 2/25/33 (e)	236,047	237,000
Class EF, 1.9% 2/25/33 (e)	198,423	198,909
planned amortization class:
Series 2001-62 Class PG, 6.5% 10/25/30	200,739	204,985
Series 2002-52 Class PA, 6% 4/25/31	46,468	47,279
Series 2002-55 Class QB, 5.5% 8/25/12	38,458	38,481
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2002-8 Class PD, 6.5% 7/25/30	$ 821,128	$ 842,593
Series 2003-17 Class PQ, 4.5% 3/25/16	855,000	864,768
sequential pay Series 2001-15 Class VA, 6% 6/25/10	51,073	51,213
Series 2002-50 Class LE, 7% 12/25/29	275,508	281,897
Series 2004-31 Class IA, 4.5% 6/25/10 (h)	635,000	44,906
Freddie Mac planned amortization class:
Series 2091 Class PP, 6% 2/15/27	653,693	661,064
Series 2256 Class MB, 7.25% 5/15/30	332,440	337,008
Series 2360 Class PW, 6% 11/15/14	130,992	131,149
Series 2517 Class TL, 4.5% 4/15/26	205,714	205,657
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 1.78% 11/15/32 (e)	70,321	70,592
Series 2538 Class FB, 1.78% 12/15/32 (e)	325,696	326,966
Series 2551 Class FH, 1.83% 1/15/33 (e)	177,370	177,960
planned amortization class:
Series 1675 Class H, 6.375% 10/15/22	43,799	43,870
Series 1732 Class H, 6.5% 11/15/22	27,529	27,510
Series 2293 Class WD, 6.5% 12/15/29	320,072	320,233
Series 2368 Class PQ, 6.5% 8/15/30	172,631	173,985
Series 2376 Class JC, 5.5% 2/15/14	543,459	546,033
Series 2394 Class ND, 6% 6/15/27	643,115	658,652
Series 2398 Class DK, 6.5% 1/15/31	365,048	370,058
Series 2420 Class BE, 6.5% 12/15/30	848,802	870,546
Series 2430 Class OB, 6% 10/15/26	6,740	6,732
Series 2435:
Class EL, 6% 9/15/27	206,268	206,192
Class GD, 6.5% 2/15/30	239,369	241,011
Series 2443 Class TD, 6.5% 10/15/30	785,280	807,271
Series 2461 Class PG, 6.5% 1/15/31	645,371	662,074
Series 2466 Class EC, 6% 10/15/27	378,177	381,128
Series 2473 Class JB, 5.5% 2/15/29	385,275	386,876
Series 2483 Class DC, 5.5% 7/15/14	1,112,604	1,133,179
Series 2490 Class PM, 6% 7/15/28	579,932	590,707
Series 2496 Class OC, 5.5% 9/15/14	2,675,257	2,734,940
Series 2557 Class MA, 4.5% 7/15/16	190,980	193,259
Series 2748 Class IB, 4.5% 3/15/10 (h)	1,572,500	102,616
Series 2776 Class UJ, 4.5% 5/15/20 (h)	755,951	58,608
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2129 Class VM, 6% 1/15/06	$ 510,367	$ 510,020
Series 2445 Class BD, 6.5% 6/15/30	51,013	51,138
Series 2448 Class D, 5.5% 5/15/12	87,370	87,406
Series 2480 Class QW, 5.75% 2/15/30	380,851	384,624
Series 1803 Class A, 6% 12/15/08	317,256	328,627
Series 2749 Class MZ, 5% 2/15/24	79,291	79,277
Series 2802 Class Z, 5.5% 4/15/33	325,227	325,117
Series 2807:
Class TZ, 6% 12/15/31	160,907	161,724
Class ZK, 6% 12/15/31	81,474	81,321
Series FHR 2762 Class BZ, 5% 3/15/34	865,976	866,165
Series FHR 2809 Class WZ, 5% 3/15/34	534,209	534,286
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 1.79% 1/16/27 (e)	199,523	200,704
planned amortization class:
Series 1999-17 Class PC, 6.5% 10/16/27	31,352	31,358
Series 2002-57 Class PJ, 6% 1/20/29	45,768	46,026
TOTAL U.S. GOVERNMENT AGENCY		22,619,036
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $55,886,665)		55,838,276
Commercial Mortgage Securities - 3.8%

Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 1.6713% 9/8/14 (a)(e)	64,481	64,482
Series 2003-BBA2:
Class A3, 1.7% 11/15/15 (a)(e)	340,000	340,052
Class C, 1.85% 11/15/15 (a)(e)	70,000	70,344
Class D, 1.93% 11/15/15 (a)(e)	110,000	110,635
Class F, 2.28% 11/15/15 (a)(e)	80,000	80,669
Class H, 2.78% 11/15/15 (a)(e)	70,000	70,520
Class J, 3.33% 11/15/15 (a)(e)	70,000	71,100
Class K, 2.8103% 11/15/15 (a)(e)	65,000	65,663
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 1.88% 8/25/33 (a)(e)	425,279	427,672
Series 2003-2 Class A, 2.03% 12/25/33 (a)(e)	1,052,882	1,054,724
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust floater: - continued
Series 2004 2 Class M1:
1.82% 8/25/34 (a)(e)	$ 638,502	$ 638,502
1.97% 8/25/34 (a)(e)	204,520	204,520
Series 2004-1:
Class A, 1.66% 4/25/34 (a)(e)	585,208	584,842
Class B, 3.35% 4/25/34 (a)(e)	97,535	97,474
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A Class A1, 1.4913% 4/14/15 (a)(e)	683,229	683,175
Series 2003-WEST Class A, 1.9613% 1/3/15 (a)(e)	369,643	371,201
Series 2004-BBA3 Class E, 2.15% 6/15/17 (a)(e)	960,000	960,000
Series 2004-ESA Class A2, 1.67% 5/14/16 (a)(e)	565,000	565,282
Series 2004-HS2A:
Class E, 2.1113% 1/14/16 (a)(e)	125,000	125,572
Class F, 2.2613% 1/14/16 (a)(e)	75,000	75,331
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 1.76% 2/15/12 (a)(e)	800,000	800,658
COMM floater:
Series 2000-FL3A Class C, 2.14% 11/15/12 (a)(e)	559,444	558,905
Series 2002-FL6:
Class K4M, 3.38% 6/14/14 (a)(e)	100,000	100,545
Class L4M, 3.68% 6/14/14 (a)(e)	100,000	100,638
Class M4M, 4.13% 6/14/14 (a)(e)	100,000	99,980
Series 2002-FL7:
Class A2, 1.73% 11/15/14 (a)(e)	161,243	161,258
Class C, 1.88% 11/15/14 (a)(e)	555,000	555,091
Class F, 2.68% 11/15/14 (a)(e)	1,000,000	1,005,862
Class H, 3.63% 11/15/14 (a)(e)	150,000	149,309
Series 2003-FL9 Class B, 1.88% 11/15/15 (a)(e)	1,195,000	1,197,991
Commercial Mortgage Pass Through Certificates floater Series 2004 HTL1:
Class B, 1.84% 7/15/16 (a)(e)	55,000	55,000
Class D, 1.94% 7/15/16 (a)(e)	120,000	120,000
Class E, 2.14% 7/15/16 (a)(e)	85,000	85,000
Class F, 2.19% 7/15/16 (a)(e)	90,000	90,000
Class H, 2.69% 7/15/16 (a)(e)	265,000	265,000
Class J, 2.84% 7/15/16 (a)(e)	100,000	100,000
Class K, 3.74% 7/15/16 (a)(e)	115,000	115,000
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.:
floater:
Series 2002-TFLA Class C, 1.8238% 11/18/12 (a)(e)	$ 255,000	$ 255,279
Series 2003-TF2A Class A2, 1.7% 11/15/14 (a)(e)	700,000	700,155
Series 2004-FL1 Class B, 1.6888% 5/15/14 (a)(e)	1,000,000	1,000,000
Series 2004-TFL1:
Class A2, 1.57% 2/15/14 (a)(e)	505,000	504,817
Class E, 1.93% 2/15/14 (a)(e)	200,000	200,888
Class F, 1.98% 2/15/14 (a)(e)	175,000	175,835
Class G, 2.23% 2/15/14 (a)(e)	125,000	125,515
Class H, 2.48% 2/15/14 (a)(e)	100,000	100,416
Class J, 2.78% 2/15/14 (a)(e)	50,000	50,265
Series 2003-TFLA Class G, 1.9433% 4/15/13 (a)(e)	145,000	139,201
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 4.61% 7/5/18 (a)(e)	127,697	127,697
GS Mortgage Securities Corp. II floater Series 2000-GSFL Class A, 1.66% 8/15/12 (a)(e)	274,884	274,875
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 3.8516% 4/10/15 (a)(e)	420,000	415,178
KSL Resorts floater Series 2003-1A:
Class A, 1.93% 5/15/13 (a)(e)	200,000	200,068
Class B, 2.08% 5/15/13 (a)(e)	200,000	200,068
Class K, 4.03% 5/15/13 (a)(e)	200,000	200,985
Class L, 4.23% 5/15/13 (a)(e)	200,000	200,984
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2001-LLFA:
Class A, 1.4513% 8/16/13 (a)(e)	17,596	17,595
Class C, 1.5613% 8/16/13 (a)(e)	300,000	299,992
Series 2003-C4A Class H, 4.3631% 7/11/15 (a)(e)	933,108	933,108
Series 2003-LLFA:
Class A2, 1.6013% 12/16/14 (a)(e)	490,000	491,393
Class C, 1.9113% 12/16/14 (a)(e)	110,000	111,065
Morgan Stanley Dean Witter Capital I Trust floater Series 2001-XLF:
Class A2, 1.91% 10/7/13 (a)(e)	410,145	410,104
Class F, 3.3% 10/7/13 (a)(e)	740,458	733,299
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2003-CDCA:
Class HBST, 2.98% 2/15/15 (a)(e)	80,000	80,100
Class HEXB, 3.28% 2/15/15 (a)(e)	30,000	30,038
Class JBST, 3.18% 2/15/15 (a)(e)	60,000	60,075
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2003-CDCA: - continued
Class JEXB, 3.48% 2/15/15 (a)(e)	$ 50,000	$ 50,063
Class KBST, 3.53% 2/15/15 (a)(e)	35,000	35,044
Class KEXB, 3.88% 2/15/15 (a)(e)	40,000	40,050
SDG Macerich Properties LP floater Series 2000-1 Class A3, 1.5788% 5/15/09 (a)(e)	500,000	500,797
STRIPs III Ltd./STRIPs III Corp. floater Series 2004-1A Class A, 1.7713% 3/24/18 (a)(e)	652,638	652,638
Wachovia Bank Commercial Mortgage Trust floater Series 2004-WHL3:
Class A2, 1.56% 3/15/14 (a)(e)	255,000	255,173
Class E, 1.88% 3/15/14 (a)(e)	160,000	160,717
Class F, 1.93% 3/15/14 (a)(e)	130,000	130,567
Class G, 2.16% 3/15/14 (a)(e)	65,000	65,287
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,090,796)		22,151,328
Municipal Securities - 0.2%

Lowndes County Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1999, 1.75%, VRDN (e)(g) (Cost $1,000,000)	1,000,000	1,000,000
Commercial Paper - 0.4%

Comcast Corp. 1.86% 9/22/04 (a) (Cost $1,994,523)	2,000,000	1,994,976
Fixed-Income Funds - 34.3%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $199,099,416)	2,003,403	199,458,843
Cash Equivalents - 17.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 7/30/04 due 8/2/04) (Cost $99,895,000) (i)	$ 99,906,380	$ 99,895,000
TOTAL INVESTMENT PORTFOLIO - 95.4% (Cost $553,780,835)		554,324,157
NET OTHER ASSETS - 4.6%		26,898,005
NET ASSETS - 100%		$ 581,222,162
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
46 Eurodollar 90 Day Index Contracts	Sept. 2004	$ 45,776,900	$ (7,163)
93 Eurodollar 90 Day Index Contracts	Dec. 2004	92,451,300	(10,544)
89 Eurodollar 90 Day Index Contracts	March 2005	88,385,900	(70,493)
88 Eurodollar 90 Day Index Contracts	June 2005	87,311,400	(107,352)
89 Eurodollar 90 Day Index Contracts	Sept. 2005	88,227,925	(63,906)
44 Eurodollar 90 Day Index Contracts	Dec. 2005	43,512,802	35,974
TOTAL EURODOLLAR CONTRACTS		445,666,227	(223,484)
Sold
Eurodollar Contracts
2 Eurodollar 90 Day Index Contracts	March 2006	$ 1,980,000	$ (2,385)
2 Eurodollar 90 Day Index Contracts	June 2006	1,979,075	(2,735)
1 Eurodollar 90 Day Index Contracts	Sept. 2006	989,113	(1,643)
TOTAL EURODOLLAR CONTRACTS		4,948,188	(6,763)
		$ 450,614,415	$ (230,247)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive annually a fixed rate of .6% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 2, par value of the proportional notional amount (d)

	Sept. 2009	$ 2,000,000	$ (1,860)
Receive quarterly notional amount multiplied by .21% and pay Goldman Sachs upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 7.25% 10/1/04	August 2004	1,000,000	86
Receive quarterly notional amount multiplied by .69% and pay Bank of America upon default event of Cox Communications, Inc., par value of the notional amount of Cox Communications, Inc. 7.75% 11/1/10	Sept. 2009	2,500,000	142
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	2,000,000	919
		$ 7,500,000	$ (713)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,715,878 or 5.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,993,674.
(d) Dow Jones CDX N.A. Investment Grade 2 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$99,895,000 due 8/2/04 at 1.37%
Banc of America Securities LLC.	$ 36,948,418
Bank of America, National Association	16,785,755
Bear Stearns & Co. Inc.	4,196,439
BNP Paribas Securities Corp.	4,196,439
Goldman, Sachs & Co.	4,196,439
Morgan Stanley & Co. Incorporated.	33,571,510
$ 99,895,000
Income Tax Information
The fund hereby designates approximately $611,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $99,895,000) (cost $553,780,835) - See accompanying schedule		$ 554,324,157
Cash		12,057
Receivable for investments sold		39,775,969
Receivable for fund shares sold		1,096,050
Interest receivable		1,230,060
Receivable for daily variation on futures contracts		96,463
Prepaid expenses		465
Receivable from investment adviser for expense reductions		22,285
Other affiliated receivables		30
Total assets		596,557,536

Liabilities
Payable for investments purchased Regular delivery	$ 2,621,522
Delayed delivery	11,392,993
Payable for fund shares redeemed	964,388
Distributions payable	68,141
Swap agreements, at value	713
Accrued management fee	196,099
Distribution fees payable	49
Other affiliated payables	62,346
Other payables and accrued expenses	29,123
Total liabilities		15,335,374

Net Assets		$ 581,222,162
Net Assets consist of:
Paid in capital		$ 580,775,927
Distributions in excess of net investment income		(122,365)
Accumulated undistributed net realized gain (loss) on investments		256,050
Net unrealized appreciation (depreciation) on investments		312,550
Net Assets		$ 581,222,162

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($316,032 ÷ 31,447 shares)	$ 10.05

Maximum offering price per share (100/98.50 of $10.05)	$ 10.20
Class T: Net Asset Value and redemption price per share ($355,504 ÷ 35,384 shares)	$ 10.05

Maximum offering price per share (100/98.50 of $10.05)	$ 10.20

Fidelity Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($580,174,362 ÷ 57,743,390 shares)	$ 10.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($376,264 ÷ 37,452 shares)	$ 10.05

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2004

Investment Income
Interest		$ 6,831,755

Expenses
Management fee	$ 1,655,296
Transfer agent fees	495,131
Distribution fees	63
Accounting fees and expenses	101,861
Non-interested trustees' compensation	1,713
Custodian fees and expenses	9,529
Registration fees	111,089
Audit	29,534
Legal	3,297
Miscellaneous	11,827
Total expenses before reductions	2,419,340
Expense reductions	(289,859)	2,129,481
Net investment income (loss)		4,702,274
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	151,236
Futures contracts	165,064
Swap agreements	11,402
Total net realized gain (loss)		327,702
Change in net unrealized appreciation (depreciation) on: Investment securities	401,779
Futures contracts	(303,545)
Swap agreements	(3,720)
Total change in net unrealized appreciation (depreciation)		94,514
Net gain (loss)		422,216
Net increase (decrease) in net assets resulting from operations		$ 5,124,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2004	August 29, 2002 (commencement of operations) to July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,702,274	$ 1,708,506
Net realized gain (loss)	327,702	61,931
Change in net unrealized appreciation (depreciation)	94,514	218,036
Net increase (decrease) in net assets resulting from operations	5,124,490	1,988,473
Distributions to shareholders from net investment income	(4,708,387)	(1,913,077)
Share transactions - net increase (decrease)	355,546,941	225,077,055
Redemption fees	56,247	50,420
Total increase (decrease) in net assets	356,019,291	225,202,871

Net Assets
Beginning of period	225,202,871	-
End of period (including distributions in excess of net investment income of $122,365 and distributions in excess of net investment income of $69,342, respectively)	$ 581,222,162	$ 225,202,871

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended July 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04
Income from Investment Operations
Net investment income (loss) E	.013
Net realized and unrealized gain (loss)	.011
Total from investment operations	.024
Distributions from net investment income	(.014)
Redemption fees added to paid in capital E, H	-
Net asset value, end of period	$ 10.05
Total Return B, C, D	.24%
Ratios to Average Net Assets G
Expenses before expense reductions	.85% A
Expenses net of voluntary waivers, if any	.70% A
Expenses net of all reductions	.70% A
Net investment income (loss)	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 316
Portfolio turnover rate	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04
Income from Investment Operations
Net investment income (loss) E	.013
Net realized and unrealized gain (loss)	.010
Total from investment operations	.023
Distributions from net investment income	(.013)
Redemption fees added to paid in capital E, H	-
Net asset value, end of period	$ 10.05
Total Return B, C, D	.23%
Ratios to Average Net Assets G
Expenses before expense reductions	.86% A
Expenses net of voluntary waivers, if any	.70% A
Expenses net of all reductions	.70% A
Net investment income (loss)	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 356
Portfolio turnover rate	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Ultra-Short Bond

Years ended July 31,	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.122	.137
Net realized and unrealized gain (loss)	.029	.052
Total from investment operations	.151	.189
Distributions from net investment income	(.122)	(.173)
Redemption fees added to paid in capital D	.001	.004
Net asset value, end of period	$ 10.05	$ 10.02
Total Return B, C	1.52%	1.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.62%	.70% A
Expenses net of voluntary waivers, if any	.55%	.55% A
Expenses net of all reductions	.55%	.55% A
Net investment income (loss)	1.21%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 580,174	$ 225,203
Portfolio turnover rate	53%	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 29, 2002 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended July 31,	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04
Income from Investment Operations
Net investment income (loss) D	.015
Net realized and unrealized gain (loss)	.010
Total from investment operations	.025
Distributions from net investment income	(.015)
Redemption fees added to paid in capital D, G	-
Net asset value, end of period	$ 10.05
Total Return B, C	.25%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A
Expenses net of voluntary waivers, if any	.55% A
Expenses net of all reductions	.55% A
Net investment income (loss)	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 376
Portfolio turnover rate	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2004

1. Significant Accounting Policies.

Fidelity Ultra-Short Bond Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Fidelity Ultra Short Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to futures transactions, swap agreements, market discount and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,097,028
Unrealized depreciation	(543,865)
Net unrealized appreciation (depreciation)	553,163
Undistributed ordinary income	464,338
Cost for federal income tax purposes	$ 553,770,994

The tax character of distributions paid was as follows:

	July 31, 2004	July 31, 2003
Ordinary Income	$ 4,708,387	$ 1,857,271
Long-term Capital Gains	-	55,806
Total	$ 4,708,387	$ 1,913,077

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares purchased and held in the fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Futures Contracts - continued

"Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

2. Operating Policies - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $249,049,133 and $49,994,219, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 28	$ 17
Class T	0%	.15%	35	25
			$ 63	$ 42

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges are .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 207
Class T	91
$ 298

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Ultra Short Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Ultra Short Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 40	.21*
Class T	52	.22*
Fidelity Ultra-Short Bond	494,966.13
Institutional Class	73	.18*
	$ 495,131

* Annualized

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,452,636 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.70%	$ 30
Class T	.70%	38
Fidelity Ultra-Short Bond	.55%	288,280
Institutional Class	.55%	51
		$ 288,399

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expense by $1,460.

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2004 A	2003 B
From net investment income
Class A	$ 200	$ -
Class T	262	-
Fidelity Ultra-Short Bond	4,707,454	1,913,077
Institutional Class	471	-
Total	$ 4,708,387	$ 1,913,077

A Distributions for Class A, Class T and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

B Distributions for Fidelity Ultra-Short Bond for the period August 29, 2002 (commencement of operations) to July 31, 2003.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2004 A	2003 B	2004 A	2003 B
Class A
Shares sold	31,506	-	$ 316,495	$ -
Reinvestment of distributions	19	-	195	-
Shares redeemed	(78)	-	(780)	-
Net increase (decrease)	31,447	-	$ 315,910	$ -
Class T
Shares sold	35,358	-	$ 355,050	$ -
Reinvestment of distributions	26	-	262	-
Net increase (decrease)	35,384	-	$ 355,312	$ -
Fidelity Ultra-Short Bond
Shares sold	59,927,755	32,991,854	$ 602,349,405	$ 330,589,127
Reinvestment of distributions	418,048	163,959	4,203,573	1,643,470
Shares redeemed	(25,071,625)	(10,686,601)	(252,053,274)	(107,155,542)
Net increase (decrease)	35,274,178	22,469,212	$ 354,499,704	$ 225,077,055
Institutional Class
Shares sold	37,405	-	$ 375,544	$ -
Reinvestment of distributions	47	-	471	-
Net increase (decrease)	37,452	-	$ 376,015	$ -

A Share transactions for Class A, Class T and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

B Share transactions for Fidelity Ultra-Short Bond for the period August 29, 2002 (commencement of operations) to July 31, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 13, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 295 funds advised by FMR or an affiliate. Mr. McCoy oversees 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2002). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks and Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Income Fund. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 2002

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Andrew Dudley (39)

Year of Election or Appointment: 2002

Vice President of the fund and other funds advised by FMR. Prior to joining Fidelity in 1996 as a portfolio manager, Mr. Dudley served as a quantitative analyst and portfolio manager for Putnam Investments.

Eric D. Roiter (55)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (34)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 1.64% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	5,733,332,096.96	79.506
Against	1,101,900,754.51	15.280
Abstain	290,226,743.09	4.025
Broker Non-Votes	85,743,565.56	1.189
TOTAL	7,211,203,160.12	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	6,892,332,738.84	95.578
Withheld	318,870,421.28	4.422
TOTAL	7,211,203,160.12	100.000
Ralph F. Cox
Affirmative	6,882,315,606.74	95.439
Withheld	328,887,553.38	4.561
TOTAL	7,211,203,160.12	100.000
Laura B. Cronin
Affirmative	6,880,811,550.36	95.418
Withheld	330,391,609.76	4.582
TOTAL	7,211,203,160.12	100.000
Robert M. Gates
Affirmative	6,887,483,173.36	95.511
Withheld	323,719,986.76	4.489
TOTAL	7,211,203,160.12	100.000
George H. Heilmeier
Affirmative	6,886,148,619.46	95.492
Withheld	325,054,540.66	4.508
TOTAL	7,211,203,160.12	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	6,864,733,447.98	95.195
Withheld	346,469,712.14	4.805
TOTAL	7,211,203,160.12	100.000
Edward C. Johnson 3d
Affirmative	6,862,922,095.94	95.170
Withheld	348,281,064.18	4.830
TOTAL	7,211,203,160.12	100.000
Donald J. Kirk
Affirmative	6,885,864,179.00	95.488
Withheld	325,338,981.12	4.512
TOTAL	7,211,203,160.12	100.000
Marie L. Knowles
Affirmative	6,893,357,743.67	95.592
Withheld	317,845,416.45	4.408
TOTAL	7,211,203,160.12	100.000
Ned C. Lautenbach
Affirmative	6,893,877,983.36	95.600
Withheld	317,325,176.76	4.400
TOTAL	7,211,203,160.12	100.000
Marvin L. Mann
Affirmative	6,885,633,341.18	95.485
Withheld	325,569,818.94	4.515
TOTAL	7,211,203,160.12	100.000
William O. McCoy
Affirmative	6,886,446,432.81	95.496
Withheld	324,756,727.31	4.504
TOTAL	7,211,203,160.12	100.000
Robert L. Reynolds
Affirmative	6,883,572,713.71	95.457
Withheld	327,630,446.41	4.543
TOTAL	7,211,203,160.12	100.000
William S. Stavropoulos
Affirmative	6,890,488,924.39	95.553
Withheld	320,714,235.73	4.447
TOTAL	7,211,203,160.12	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

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Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mid Cap II Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AUSB-UANN-0904
1.804587.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Ultra-Short Bond

Fund - Institutional Class

Annual Report

July 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of
Fidelity® Ultra-Short Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending October 31, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2004	Past 1 year	Life of fund A
Institutional Class B	1.51%	1.80%

A From August 29, 2002

B Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. The initial offering of Institutional Class shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Ultra-Short Bond, the original retail class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Ultra-Short Bond Fund - Institutional Class on August 29, 2002, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® 6 Month Swap Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity Advisor Ultra-Short Bond Fund

Investment-grade debt had positive returns for the year ending July 31, 2004, as the Lehman Brothers® Aggregate Bond Index climbed 4.84% in an extremely volatile period. Early on, bonds benefited from the Federal Reserve Board's accommodative monetary policy - the Board kept the fed funds target rate at a 45-year low of 1.00%. Bonds continued to post gains through the first quarter of 2004 amid a backdrop of low inflation and weak employment levels. But that all changed in April, when a surge in job creation caused bond prices to plunge and investors to re-evaluate their expectations about the timing of future rate hikes. Bonds continued their descent in May, and the Fed confirmed investors' fears by hiking rates in June. Treasuries - the most interest-rate-sensitive bond category - fared the worst in this environment, but still posted a 3.85% advance for the year, according to the Lehman Brothers U.S. Treasury Index. Meanwhile, corporate bonds and mortgage securities fared best, as the Lehman Brothers Credit Bond and Mortgage-Backed Securities indexes rose 5.83% and 5.11%, respectively.

The fund's Institutional Class shares rose 1.51% during the past year, versus 1.06% for the Lehman Brothers 6 Month Swap Index. Sector selection was the main driver of performance, as the fund was well-positioned to exploit opportunities throughout the ultra-short-term bond space, while keeping its interest rate risk at a minimum. I invested in high-quality, higher-yielding spread sectors - including corporate bonds and securitized products such as asset-backed securities (ABS), collateralized mortgage obligations (CMOs) and mortgage pass-through securities - all of which outpaced comparable-duration Treasuries. This strategy played directly into Fidelity's research strengths, which also gave us an advantage in terms of security selection. The fund benefited a lot from its focus on attractively valued home equity ABS and CMOs, both of which did especially well. Elsewhere, modest positions in several middle- and lower-quality investment-grade corporates paid off in the first half of the period amid a bullish climate for riskier assets. Conversely, yield-curve positioning was a slight drag on performance. My strategy of owning securities with more evenly distributed cash flows relative to a single "bullet" maturity index proved ineffective during the period as the short end of the curve steepened.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 to July 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period* February 1, 2004 to July 31, 2004
Class A (dagger)
Actual	$ 1,000.00	$ 1,002.40	$ .88
Hypothetical A	$ 1,000.00	$ 1,005.42	$ .88
Class T(dagger)
Actual	$ 1,000.00	$ 1,002.30	$ .88
Hypothetical A	$ 1,000.00	$ 1,005.42	$ .88
	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period* February 1, 2004 to July 31, 2004
Fidelity Ultra-Short Bond
Actual	$ 1,000.00	$ 1,005.20	$ 2.74
Hypothetical A	$ 1,000.00	$ 1,022.23	$ 2.77
Institutional Class(dagger)
Actual	$ 1,000.00	$ 1,002.50	$ .69
Hypothetical A	$ 1,000.00	$ 1,005.61	$ .69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.70%
Class T	.70%
Fidelity Ultra-Short Bond	.55%
Institutional Class	.55%

* Calculated by multiplying by 46/366 to reflect the period June 16, 2004 to July 31, 2004.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of July 31, 2004	As of January 31, 2004
U.S. Government and U.S. Government Agency Obligations 16.3%	U.S. Government and U.S. Government Agency Obligations 13.8%
AAA 20.4%	AAA 21.6%
AA 7.1%	AA 8.2%
A 12.4%	A 15.4%
BBB 9.1%	BBB 8.4%
BB and Below 0.2%	BB and Below 0.6%
Not Rated 3.7%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 30.8%	Short-Term Investments and Net Other Assets 30.2%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of July 31, 2004
6 months ago
Years	1.8	1.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2004
6 months ago
Years	0.5	0.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2004*		As of January 31, 2004**
	Corporate Bonds 5.4%		Corporate Bonds 7.8%
	U.S. Government and U.S. Government Agency Obligations 16.3%		U.S. Government and U.S. Government Agency Obligations 13.8%
	Asset-Backed Securities 32.1%		Asset-Backed Securities 35.7%
	CMOs and Other Mortgage Related Securities 15.4%		CMOs and Other Mortgage Related Securities 12.5%
	Short-Term Investments and Net Other Assets 30.8%		Short-Term Investments and Net Other Assets 30.2%
* Foreign investments	4.1%	** Foreign investments	2.9%
* Futures and Swaps	14.6%	** Futures and Swaps	15.0%

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable. The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investment of Fidelity's fixed-income central fund.

Annual Report

Investments July 31, 2004

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.8%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
1.87% 5/24/06 (e)	$ 800,000	$ 802,894
2.18% 8/8/06 (e)	600,000	606,178
		1,409,072
Media - 0.6%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	900,000	970,826
Continental Cablevision, Inc. 8.3% 5/15/06	450,000	488,301
Cox Communications, Inc. 7.5% 8/15/04	500,000	500,825
Liberty Media Corp. 3.02% 9/17/06 (e)	1,350,000	1,370,480
		3,330,432
TOTAL CONSUMER DISCRETIONARY		4,739,504
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Safeway, Inc. 2.5% 11/1/05	820,000	816,672
Tobacco - 0.1%
Philip Morris Companies, Inc. 7% 7/15/05	300,000	310,332
TOTAL CONSUMER STAPLES		1,127,004
ENERGY - 0.0%
Oil & Gas - 0.0%
Pemex Project Funding Master Trust 3.0775% 1/7/05 (a)(e)	150,000	150,780
FINANCIALS - 1.7%
Capital Markets - 0.1%
State Street Capital Trust II 1.75% 2/15/08 (e)	300,000	301,843
Consumer Finance - 0.2%
General Motors Acceptance Corp.:
2.88% 10/20/05 (e)	1,000,000	1,006,607
6.75% 1/15/06	230,000	240,859
John Deere Capital Corp. 2.16% 9/17/04 (e)	50,000	50,023
		1,297,489
Diversified Financial Services - 1.0%
Bombardier Capital, Inc. 7.5% 10/17/05 (a)	1,000,000	1,028,321
Deutsche Telekom International Finance BV 8.25% 6/15/05	1,500,000	1,572,759
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
NiSource Finance Corp. 7.625% 11/15/05	$ 675,000	$ 714,064
Powergen US Funding LLC 4.5% 10/15/04	335,000	336,692
Sprint Capital Corp.:
4.78% 8/17/06	1,000,000	1,023,258
7.125% 1/30/06	500,000	528,821
Tyco International Group SA yankee 6.375% 2/15/06	800,000	839,753
		6,043,668
Insurance - 0.1%
St. Paul Travelers Companies, Inc. 7.875% 4/15/05	405,000	419,941
Real Estate - 0.2%
Arden Realty LP 8.875% 3/1/05	500,000	517,705
Duke Realty LP 6.875% 3/15/05	300,000	308,161
Regency Centers LP 7.125% 7/15/05	400,000	415,688
		1,241,554
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 1.795% 6/2/06 (e)	500,000	502,492
TOTAL FINANCIALS		9,806,987
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 6.75% 2/1/06	1,000,000	1,057,432
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Boise Cascade Corp. 7.35% 10/11/04	270,000	270,626
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
British Telecommunications PLC 7.875% 12/15/05	950,000	1,013,074
France Telecom SA 8.2% 3/1/06	800,000	855,781
GTE Corp. 6.36% 4/15/06	1,000,000	1,051,875
Telefonica Europe BV 7.35% 9/15/05	500,000	525,821
		3,446,551
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. 7.35% 3/1/06	900,000	959,012
TOTAL TELECOMMUNICATION SERVICES		4,405,563
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - 0.1%
Electric Utilities - 0.1%
Progress Energy, Inc. 6.75% 3/1/06	$ 605,000	$ 636,358
TOTAL NONCONVERTIBLE BONDS (Cost $22,161,171)		22,194,254
U.S. Government Agency Obligations - 5.5%

Fannie Mae 1.55% 5/4/05	10,000,000	9,952,484
Federal Home Loan Bank:
1.265% 3/15/05	10,000,000	9,948,060
1.35% 4/29/05	10,000,000	9,939,380
Freddie Mac 0% 10/19/04 (c)	2,000,000	1,993,674
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $31,993,687)		31,833,598
U.S. Government Agency - Mortgage Securities - 1.7%

Fannie Mae - 1.7%
5.5% 11/1/16 to 2/1/19	6,667,973	6,861,962
6.5% 7/1/16 to 8/1/32	696,502	731,842
7% 8/1/17 to 5/1/32	2,265,677	2,401,869
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,013,200)		9,995,673
Asset-Backed Securities - 18.9%

Accredited Mortgage Loan Trust Series 2004-2 Class A2, 1.75% 7/25/34 (e)	939,157	939,128
ACE Securities Corp.:
Series 2002-HE2 Class M1, 2.3% 8/25/32 (e)	175,000	176,415
Series 2003-FM1 Class M2, 3.3% 11/25/32 (e)	145,000	147,655
Series 2003-HE1:
Class A2, 1.86% 11/25/33 (e)	609,586	611,435
Class M1 2.1% 11/25/33 (e)	120,000	120,644
Class M2, 3.15% 11/25/33 (e)	75,000	76,192
Series 2003-HS1:
Class M1, 2.2% 6/25/33 (e)	50,000	50,237
Class M2, 3.2% 6/25/33 (e)	50,000	50,719
Series 2003-NC1 Class M1, 2.23% 7/25/33 (e)	100,000	101,050
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
ACE Securities Corp.: - continued
Series 2003-TC1 Class A2, 1.84% 6/25/33 (e)	$ 79,084	$ 79,253
Series 2004-HE1:
Class M1, 1.95% 2/25/34 (e)	150,000	150,016
Class M2, 2.55% 2/25/34 (e)	175,000	175,040
American Express Credit Account Master Trust Series 2004-1 Class B, 1.63% 9/15/11 (e)	410,000	410,690
American Express Credit Account Trust Series 2004-C Class C, 1.88% 2/15/12 (a)(e)	1,200,000	1,200,750
AmeriCredit Automobile Receivables Trust:
Series 2000-D Class A4, 1.57% 9/12/07 (e)	289,712	289,988
Series 2001-D Class A3, 1.66% 9/12/06 (e)	94,389	94,403
Series 2002-A Class A3, 1.56% 10/12/06 (e)	104,570	104,582
Series 2003-AM Class A4B, 1.83% 11/6/09 (e)	600,000	603,745
Series 2003-BX Class A4B, 1.74% 1/6/10 (e)	140,000	140,960
Series 2003-CF Class A3, 2.75% 10/9/07	1,000,000	1,001,604
Series 2004-1 Class A3, 3.22% 7/6/08	365,000	365,573
Ameriquest Mortgage Securities, Inc.:
Series 2002-4:
Class A2, 1.89% 2/25/33 (e)	59,252	59,463
Class M1, 2.45% 2/25/33 (e)	105,000	105,836
Series 2002-AR1:
Class A2, 1.77% 9/25/32 (e)	41,652	41,672
Class M2, 2.75% 9/25/32 (e)	490,000	492,705
Series 2003-1:
Class A2, 1.86% 2/25/33 (e)	106,091	106,431
Class M1, 2.35% 2/25/33 (e)	100,000	101,343
Series 2003-3 Class M1, 2.25% 3/25/33 (e)	75,000	75,328
Series 2003-6:
Class AV3, 1.77% 8/25/33 (e)	255,193	255,600
Class S, 5% 5/25/33 (h)	4,022,099	179,895
Series 2003-7 Class M1, 2.3% 8/25/33 (e)	140,000	141,795
Series 2003-AR1 Class M1, 2.6% 1/25/33 (e)	500,000	504,215
Series 2004-R2:
Class M1, 1.88% 4/25/34 (e)	85,000	84,997
Class M2, 1.93% 4/25/34 (e)	75,000	74,998
Amortizing Residential Collateral Trust:
Series 2002-BC6 Class M1, 2.2% 8/25/32 (e)	100,000	100,741
Series 2002-BC7:
Class M1, 2.25% 10/25/32 (e)	450,000	452,531
Class M2, 2.35% 10/25/32 (e)	300,000	302,403
Series 2002-BC9 Class A2, 1.93% 12/25/32 (e)	112,982	113,557
Series 2003-BC1 Class M2, 2.55% 1/25/32 (e)	175,000	175,380
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
AQ Finance NIMS Trust Series 2003-N6A Class NOTE, 1.75% 5/25/10 (a)(e)	$ 108,271	$ 108,204
Argent Securities, Inc.:
Series 2003-W3 Class M2, 3.25% 9/25/33 (e)	800,000	821,739
Series 2003-W6 Class AV2, 1.82% 1/25/34 (e)	743,294	745,337
Series 2004-W7:
Class M1, 2% 5/25/34 (e)	305,000	304,990
Class M2, 2.05% 5/25/34 (e)	250,000	249,992
Asset Backed Securities Corp. Series 2002-HE2 Class M2, 2.51% 8/15/32 (e)	100,000	100,168
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE3 Class 2A, 1.78% 10/15/32 (e)	53,493	53,640
Series 2003-HE2:
Class A2, 1.76% 4/15/33 (e)	153,668	153,884
Class M1, 2.28% 4/15/33 (e)	1,000,000	1,009,979
Series 2003-HE3 Class A2, 1.73% 6/15/33 (e)	55,384	55,400
Series 2003-HE4:
Class A3, 1.6% 8/15/33 (e)	146,187	146,169
Class M2, 3.38% 8/15/33 (e)	285,000	290,537
Series 2003-HE5 Class A2A, 1.74% 8/15/33 (e)	293,315	293,935
Series 2003-HE6 Class M1, 2.1% 11/25/33 (e)	215,000	216,116
Series 2003-HE7 Class A3, 1.74% 12/15/33 (e)	603,442	604,831
Series 2004-HE6 Series A2, 2.03% 9/25/34 (b)(e)	2,640,000	2,637,938
Associates Automobile Receivables Trust Series 2000-1 Class B, 7.83% 8/15/07	187,894	189,888
Bank One Issuance Trust:
Series 2002-B1 Class B1, 1.76% 12/15/09 (e)	465,000	467,094
Series 2002-B2 Class B2, 1.72% 5/15/08 (e)	100,000	100,255
Series 2002-B3 Class B, 1.74% 8/15/08 (e)	500,000	501,489
Series 2002-C1 Class C1, 2.34% 12/15/09 (e)	675,000	683,988
Series 2002-C2 Class C2, 2.37% 5/15/08 (e)	2,850,000	2,868,528
Bayview Financial Asset Trust Series 2000-F Class A, 1.9619% 9/28/43 (e)	365,815	367,501
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.9119% 2/28/44 (e)	657,173	658,867
Capital Auto Receivables Asset Trust Series 2003-1 Class B, 1.85% 6/15/10 (a)(e)	287,287	288,372
Capital One Auto Finance Trust Series 2003-A Class A4B, 1.66% 1/15/10 (e)	425,000	426,990
Capital One Master Trust:
Series 2001-1 Class B, 1.89% 12/15/10 (e)	500,000	503,625
Series 2001-8A Class B, 1.93% 8/17/09 (e)	405,000	408,185
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 2.06% 7/15/08 (e)	$ 1,035,000	$ 1,039,978
Series 2003-B1 Class B1, 2.55% 2/17/09 (e)	1,135,000	1,152,607
Series 2003-B6 Class B6, 1.91% 9/15/11 (e)	1,125,000	1,134,836
Series 2004-B1 Class B1, 1.82% 11/15/11 (e)	1,180,000	1,183,000
Capital Trust Ltd. Series 2004-1:
Class A2, 1.7% 7/20/39 (a)(e)	265,000	265,000
Class B, 1.85% 7/20/39 (a)(e)	140,000	140,000
Class C, 2.15% 7/20/39 (a)(e)	180,000	180,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class A, 1.79% 1/25/32 (e)	46,411	46,430
Series 2002-HE3:
Class M1, 2.55% 3/25/33 (e)	299,999	305,872
Class M2, 3.7% 3/25/33 (e)	489,999	497,677
Series 2003-HE1 Class M2, 3.4% 8/25/33 (e)	215,000	219,361
Series 2003-HE2 Class A, 1.8% 10/25/33 (e)	379,917	380,671
Series 2003-HE3:
Class M1, 2.15% 11/25/33 (e)	104,999	105,892
Class M2, 3.2% 11/25/33 (e)	80,000	80,800
Series 2003-HE4 Class A2, 1.68% 3/25/34 (e)	948,098	948,576
Series 2004-HE2 Class M2, 2.65% 7/26/34 (e)	175,000	174,994
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 1.86% 3/16/09 (e)	200,000	201,310
Series 2002-2 Class C, 2.28% 7/16/07 (e)	1,170,000	1,174,108
Series 2002-6 Class B, 1.73% 1/15/08 (e)	150,000	150,394
Series 2004-1 Class B, 1.58% 5/15/09 (e)	295,000	294,983
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.25% 10/15/07 (e)	900,000	902,372
Series 2001-B2 Class B2, 1.88% 12/10/08 (e)	615,000	618,735
Series 2002-B1 Class B1, 1.9% 6/25/09 (e)	655,000	656,806
Series 2002-C1 Class C1, 2.17% 2/9/09 (e)	900,000	912,709
Series 2003-C1 Class C1, 2.24% 4/7/10 (e)	1,685,000	1,723,510
Countrywide Home Loans, Inc.:
Series 2000-2 Class MV2, 2.35% 6/25/31 (e)	166,833	167,112
Series 2002-6 Class AV1, 1.88% 5/25/33 (e)	211,371	211,810
Series 2003-BC1 Class M2, 3.45% 9/25/32 (e)	1,025,000	1,052,669
Series 2003-SD3 Class A1, 1.87% 12/25/32 (a)(e)	148,572	149,165
Series 2004-2 Class M1, 1.95% 5/25/34 (e)	375,000	374,988
Series 2004-3:
Class 3A4, 1.7% 8/25/34 (e)	9,328,000	9,261,372
Class M1, 1.95% 6/25/34 (e)	100,000	100,103
CS First Boston Mortgage Securities Corp.:
Series 2002-HE16 Class M2, 2.95% 10/25/32 (e)	75,000	75,875
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: - continued
Series 2003-8 Class A2, 1.84% 4/25/34 (e)	$ 514,436	$ 515,979
Series 2004-FRE1:
Class A2, 1.96% 4/25/34 (b)(e)	825,000	825,000
Class B1, 3.41% 4/25/34 (b)(e)	605,000	605,000
Class M3, 2.26% 4/25/34 (b)(e)	610,000	610,000
Discover Card Master Trust I Series 2003-4 Class B1, 1.71% 5/16/11 (e)	550,000	551,846
Fannie Mae guaranteed REMIC pass thru certificates Series 2002-T15 Class S1, 5.25% 4/25/05 (h)	661,207	22,026
Fieldstone Mortgage Investment Corp.:
Series 2003-1 Class M1, 2.13% 11/25/33 (e)	100,000	100,876
Series 2004-1 Class 2A, 1.74% 1/25/35 (b)(e)	3,541,473	3,540,658
Series 2004-1 Class M2, 2.55% 1/25/35 (e)	300,000	300,100
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2% 3/25/34 (e)	25,000	24,999
Class M4, 2.35% 3/25/34 (e)	25,000	24,999
Class M6, 2.7% 3/25/34 (e)	25,000	24,786
First USA Secured Note Trust Series 2001-3 Class C, 2.46% 11/19/08 (a)(e)	785,000	790,397
Fleet Credit Card Master Trust II Series 2001-C Class A, 3.86% 3/15/07	270,000	270,735
Ford Credit Auto Owner Trust Series 2003-B Class B2, 1.81% 10/15/07 (e)	650,000	653,152
Fremont Home Loan Trust Series 2004-A Class M2, 2.6% 1/25/34 (e)	375,000	374,988
GE Business Loan Trust Series 2003-1 Class A, 1.81% 4/15/31 (a)(e)	320,717	321,118
Gracechurch Card Funding PLC:
Series 5:
Class B, 1.4688% 8/15/08 (e)	80,000	79,950
Class C, 2.1688% 8/15/08 (e)	295,000	295,553
Series 6 Class B, 1.4288% 2/17/09 (e)	75,000	74,953
GS Mortgage Securities Corp.:
Series 2003-FM1 Class M1, 2.1% 3/20/33 (e)	750,000	758,467
Series 2004-FF3 Class M2, 2.59% 5/25/34 (e)	370,000	369,993
Series 2004-FM1:
Class M1, 2.1% 11/25/33 (e)	195,000	194,994
Class M2, 2.85% 11/25/33 (e)	135,000	135,538
5.5% 11/25/32 (a)	503,558	502,802
GSAMP Trust:
Series 2002-NC1 Class A2, 1.77% 7/25/32 (e)	213,315	214,127
Series 2004-FM2 Class M1, 1.95% 1/25/34 (e)	250,000	249,990
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GSAMP Trust: - continued
Series 2004-HE1:
Class M1, 2% 5/25/34 (e)	$ 320,000	$ 319,990
Class M2, 2.6% 5/25/34 (e)	150,000	148,711
Class M3, 2.85% 5/25/34 (e)	100,000	99,154
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.89% 2/25/33 (e)	35,459	35,513
Series 2002-4:
Class A3, 1.93% 3/25/33 (e)	317,953	319,030
Class M2, 3.5% 3/25/33 (e)	125,000	126,876
Series 2002-5:
Class A3, 1.97% 5/25/33 (e)	414,468	417,046
Class M1, 2.65% 5/25/33 (e)	200,000	204,487
Series 2003-1:
Class A2, 1.92% 6/25/33 (e)	772,460	774,827
Class M1, 2.45% 6/25/33 (e)	300,000	302,306
Series 2003-2:
Class A2, 1.83% 8/25/33 (e)	45,315	45,443
Class M1, 2.33% 8/25/33 (e)	80,000	81,040
Series 2003-3:
Class A2, 1.81% 8/25/33 (e)	223,601	224,089
Class M1, 2.31% 8/25/33 (e)	330,000	334,244
Series 2003-4:
Class M1, 2.25% 10/25/33 (e)	170,000	171,636
Class M2, 3.35% 10/25/33 (e)	200,000	203,796
Series 2003-5:
Class A2, 1.8% 12/25/33 (e)	676,850	678,166
Class M1, 2.15% 12/25/33 (e)	160,000	161,180
Class M2, 3.18% 12/25/33 (e)	70,000	71,291
Series 2003-7 Class A2, 1.83% 3/25/34 (e)	1,332,595	1,336,263
Series 2003-8 Class M1, 2.17% 4/25/34 (e)	260,000	261,488
Series 2004-4 Class A2, 1.68% 10/25/34 (e)	1,188,753	1,190,137
Home Equity Asset Trust NIMS Trust Series 2002-4N Class A, 8% 5/27/33 (a)	23,154	23,212
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 1.67% 8/15/08 (e)	500,000	500,581
Household Credit Card Master Trust I Series 2002-1 Class B, 2.03% 7/15/08 (e)	300,000	301,886
Household Home Equity Loan Trust:
Series 2002-3 Class A, 1.73% 7/20/32 (e)	101,126	101,314
Series 2003-1 Class M, 1.91% 10/20/32 (e)	83,838	84,030
Series 2003-2:
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Household Home Equity Loan Trust: - continued
Class A, 1.75% 9/20/33 (e)	$ 440,445	$ 441,398
Class M, 2% 9/20/33 (e)	129,169	129,628
Series 2004-1 Class M, 1.93% 9/20/33 (e)	480,000	480,000
Household Mortgage Loan Trust:
Series 2002-HC1:
Class A, 1.72% 5/20/32 (e)	199,402	199,899
Class M, 2.07% 5/20/32 (e)	95,237	95,365
Series 2003-HC1:
Class A, 1.77% 2/20/33 (e)	364,323	365,078
Class M, 2.07% 2/20/33 (e)	192,571	193,549
Series 2003-HC2:
Class A2, 1.75% 6/20/33 (e)	390,541	391,274
Class M, 2.02% 6/20/33 (e)	329,858	327,038
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class A, 1.55% 1/18/11 (e)	1,000,000	1,001,242
Series 2002-3 Class B, 2.63% 9/15/09 (e)	150,000	151,664
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 1.62% 12/17/07 (e)	429,930	430,124
Keycorp Student Loan Trust Series 1999-A Class A2, 1.9163% 12/27/09 (e)	360,360	361,368
Long Beach Mortgage Loan Trust:
Series 2001-4 Class 2M1, 2.4% 3/25/32 (e)	765,000	772,561
Series 2003-1:
Class A2, 1.85% 3/25/33 (e)	111,602	111,797
Class M1, 2.37% 3/25/33 (e)	300,000	303,630
Series 2003-2 Class M1, 2.27% 6/25/33 (e)	500,000	503,366
Series 2003-3 Class M1, 2.2% 7/25/33 (e)	340,000	342,947
MASTR ABS NIMS Trust:
Series 2002-OPT1 Class NOTE, 2% 11/26/07 (a)(e)	405	405
Series 2003-OPT1 Class NOTE, 1.83% 2/26/08 (a)(e)	25,054	25,062
MASTR Asset Backed Securities Trust Series 2004 FRE1 Class M1, 2.02% 7/25/34 (e)	485,000	485,000
MBNA Asset Backed Note Trust Series 2000-K Class C, 2.18% 3/17/08 (a)(e)	1,000,000	1,003,600
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 1.755% 10/15/08 (e)	1,250,000	1,253,165
Series 2001-B2 Class B2, 1.74% 1/15/09 (e)	1,000,000	1,003,604
Series 2002-B2 Class B2, 1.76% 10/15/09 (e)	1,034,000	1,038,792
Series 2002-B4 Class B4, 1.88% 3/15/10 (e)	630,000	635,343
Series 2003-B2 Class B2, 1.77% 10/15/10 (e)	125,000	125,690
Series 2003-B3 Class B3, 1.755% 1/18/11 (e)	75,000	75,188
Series 2003-B5 Class B5, 1.75% 2/15/11 (e)	485,000	488,499
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
MBNA Master Credit Card Trust II:
Series 1997-J Class B, 1.68% 2/15/07 (e)	$ 500,000	$ 500,114
Series 1998-E Class B, 1.47% 9/15/10 (e)	200,000	201,002
Series 1998-G Class B, 1.78% 2/17/09 (e)	500,000	501,346
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.95% 7/25/34 (e)	150,000	149,995
Class M2, 2% 7/25/34 (e)	25,000	24,999
Class M3, 2.4% 7/25/34 (e)	50,000	49,998
Class M4, 2.55% 7/25/34 (e)	50,000	49,998
Merrill Lynch Mortgage Investors, Inc.:
Series 2002-HE1N Class N1, 2.05% 11/25/09 (a)(e)	34,457	34,445
Series 2003-HE1 Class A1, 1.9% 7/25/34 (e)	857,761	858,690
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.55% 12/27/32 (e)	125,000	127,078
Series 2003-HE1 Class M2, 3.35% 5/25/33 (e)	325,000	331,014
Series 2003-NC10 Class M1, 2.13% 10/25/33 (e)	830,000	835,240
Series 2003-NC5 Class M2, 3.45% 4/25/33 (e)	200,000	203,368
Series 2003-NC6 Class M2, 3.4% 6/27/33 (e)	630,000	643,366
Series 2003-NC8 Class M1, 2.15% 9/25/33 (e)	120,000	120,583
Series 2004-HE6 Class A2, 1.96% 8/25/34 (b)(e)	2,000,000	2,000,000
Series 2004-NC6 Class A2, 1.8019% 9/25/34 (e)	630,000	630,000
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 2.3% 2/25/32 (e)	800,000	810,842
Class M2, 2.85% 2/25/32 (e)	500,000	504,138
Series 2001-NC1 Class M2, 2.52% 10/25/31 (e)	100,000	100,352
Series 2001-NC3 Class M2, 2.95% 10/25/31 (e)	225,000	227,405
Series 2001-NC4:
Class M1, 2.45% 1/25/32 (e)	140,000	142,223
Class M2, 3.1% 1/25/32 (e)	105,000	106,575
Series 2002-AM3 Class A3, 1.94% 2/25/33 (e)	109,916	110,301
Series 2002-HE1 Class M1, 2.05% 7/25/32 (e)	145,000	145,693
Series 2002-HE2 Class M2, 2.7% 8/25/32 (e)	100,000	100,552
Series 2002-NC3 Class M1, 2.17% 8/25/32 (e)	100,000	100,916
Series 2002-NC4 Class M2, 3.05% 9/25/32 (e)	75,000	75,685
Series 2002-OP1 Class M1, 2.2% 9/25/32 (e)	95,000	95,746
Series 2003-NC1 Class M2, 3.5% 11/25/32 (e)	130,000	131,910
Series 2003-NC2 Class M2, 3.45% 2/25/33 (e)	165,000	168,989
Navistar Financial Corp. Owner Trust Series 2001-B Class B, 4.83% 11/17/08	565,284	571,600
New Century Finance NIMS Trust Series 2003-A Class NOTE, 8.5% 10/25/33 (a)	173,685	174,825
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
New Century Home Equity Loan Trust Series 2003-2:
Class A2, 1.88% 1/25/33 (e)	$ 129,049	$ 129,296
Class AIO, 4.5% 3/25/05 (e)(h)	13,302,840	295,323
Nissan Auto Lease Trust Series 2003-A Class A3A, 1.3788% 6/15/09 (e)	1,000,000	1,001,226
NovaStar Home Equity Loan Series 2004-1:
Class M1, 1.9% 6/25/34 (e)	100,000	100,094
Class M4, 2.425% 6/25/34 (e)	170,000	170,252
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 1.9% 12/25/33 (e)	743,128	743,751
Onyx Acceptance Owner Trust Series 2003-D Class A3, 2.4% 12/15/07	470,000	468,919
Option One Mortgage Loan Trust Series 2003-6 Class M1, 2.1% 11/25/33 (e)	1,025,000	1,030,353
Park Place Securities, Inc.:
Series 2004 WCW Class M1, 2.17% 8/25/34 (b)(e)	270,000	270,000
Series 2004 WCW1:
Class M2, 2.22% 8/25/34 (b)(e)	470,000	470,000
Class M3, 2.79% 8/25/34 (b)(e)	435,000	435,000
Providian Gateway Master Trust Series 2002-B Class A, 2.08% 6/15/09 (a)(e)	400,000	400,967
Residential Asset Mortgage Products, Inc.:
Series 2003-RP2 Class A1, 1.95% 9/25/33 (a)(e)	353,313	354,417
Series 2004-RS6:
Class 2M2, 2.63% 6/25/34 (e)	250,000	249,992
Class 2M3, 2.78% 6/25/34 (e)	250,000	249,992
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.85% 4/25/33 (e)	113,137	113,501
Saxon Asset Securities Trust Series 2004 2 Class MV1, 2.03% 10/25/34 (e)	415,000	415,000
Sears Credit Account Master Trust II:
Series 1998-2 Class A, 5.25% 10/16/08	62,500	62,786
Series 2002-4:
Class A, 1.51% 8/18/09 (e)	800,000	800,960
Class B, 1.805% 8/18/09 (e)	1,080,000	1,082,710
Series 2002-5 Class B, 2.63% 11/17/09 (e)	500,000	501,326
Specialty Underwriting & Residential Finance Series 2003-BC3 Class M1, 2.1% 8/25/34 (e)	1,000,000	1,004,421
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 1.81% 2/25/34 (e)	142,829	142,824
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.83% 3/15/11 (a)(e)	675,000	675,527
Terwin Mortgage Trust:
Series 2003-8HE, Class A, 1.92% 12/25/34 (e)	374,496	374,719
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Terwin Mortgage Trust: - continued
Series 2003-4HE Class A1, 1.88% 9/25/34 (e)	$ 778,582	$ 781,835
Series 2003-6HE Class A1, 1.92% 11/25/33 (e)	285,723	287,179
Series 2004-1HE Class A1, 1.96% 2/25/35 (a)(e)	368,633	368,633
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	403,706	404,855
WFS Financial 2004-3 Owner Trust Series 2004 3 Class D, 4.07% 2/17/12	660,000	660,000
TOTAL ASSET-BACKED SECURITIES (Cost $109,646,377)		109,962,209
Collateralized Mortgage Obligations - 9.6%

Private Sponsor - 5.7%
Countrywide Home Loans, Inc.:
floater Series 2004 16 Class A1, 1.7688% 8/25/34 (e)	1,250,000	1,250,000
sequential pay Series 2002-5 Class 2A1, 6% 4/25/17	161,939	161,675
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR7 Class 6A2, 1.85% 8/25/34 (e)	1,025,000	1,025,000
Series 2004-AR2 Class 6A1, 1.85% 3/25/34 (e)	852,587	851,317
Series 2004-AR3 Class 6A2, 1.82% 3/25/34 (e)	339,077	339,872
Series 2004-AR5 Class 11A2, 1.82% 6/25/34 (e)	501,440	500,361
Series 2004-AR6 Class 9A2, 1.82% 7/25/34 (e)	610,398	610,398
Series 2003-TFLA Class F, 1.9433% 4/15/13 (a)(e)	235,000	236,780
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 1.76% 3/20/44 (e)	95,000	95,089
Class 1C, 2.45% 3/20/44 (e)	280,000	280,788
Class 1M, 1.96% 3/20/44 (e)	130,000	130,163
Series 2004-2:
Class 1A2, 1.4381% 6/20/28 (e)	500,000	500,000
Class 1B, 1.5381% 6/20/44 (e)	100,000	100,000
Class 1C, 2.0681% 6/20/44 (e)	365,000	365,000
Class 1M, 1.6481% 6/20/44 (e)	185,000	185,000
Holmes Financing PLC floater:
Series 7 Class 2M, 2.4% 7/15/40 (e)	195,000	197,541
Series 8:
Class 1B, 1.73% 7/15/40 (e)	145,000	145,000
Class 1C, 2.22% 7/15/40 (e)	1,040,000	1,040,325
Class 2A, 1.68% 4/15/11 (e)	1,400,000	1,400,109
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Holmes Financing PLC floater: - continued
Series 8:
Class 2B, 1.77% 7/15/40 (e)	$ 190,000	$ 190,000
Class 2C, 2.32% 7/15/40 (e)	775,000	775,242
Impac CMB Trust floater Series 2004 6 Class 1A2, 1.84% 10/25/34 (e)	504,116	503,620
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 1.84% 3/25/28 (e)	447,161	448,552
Class 2A2, 1.59% 3/25/28 (e)	159,700	160,827
Series 2003-B Class A1, 1.79% 4/25/28 (e)	411,755	413,100
Series 2003-E Class A2, 1.51% 10/25/28 (e)	870,224	869,459
Series 2003-F Class A2, 1.49% 10/25/28 (e)	899,961	903,301
Series 2004-A Class A2, 1.4% 4/25/29 (e)	1,118,446	1,113,769
Series 2004-B Class A2, 1.8525% 6/25/29 (e)	1,142,977	1,139,649
Series 2004-C Class A2, 2.1506% 7/25/29 (e)	1,536,888	1,536,708
Series 2003-G Class XA1, 1% 1/25/29 (h)	4,012,587	69,280
Permanent Financing PLC floater:
Series 3:
Class 1C, 2.36% 6/10/42 (e)	1,000,000	1,001,037
Class 2C, 2.46% 6/10/42 (e)	205,000	206,025
Series 4 Class 2C, 2.13% 6/10/42 (e)	1,145,000	1,144,730
Series 5:
Class 1C, 1.9878% 6/10/42 (e)	260,000	260,000
Class 2C, 2.1378% 6/10/42 (e)	390,000	390,000
Class 3C, 2.2878% 6/10/42 (e)	825,000	825,000
Residential Asset Mortgage Products, Inc.:
sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	535,158	554,474
Series 2004-SL2 Class A1, 6.5% 11/25/16	210,971	218,191
Series 2003-RP1 Class A, 1.95% 4/25/34 (e)	302,025	303,440
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2002-A:
Class B4, 3.1631% 10/10/34 (a)(e)	97,895	99,423
Class B5, 3.7131% 10/10/34 (a)(e)	97,895	99,179
Class B6, 4.2131% 10/10/34 (a)(e)	97,895	99,852
Series 2003-A:
Class B4, 3.1631% 3/10/35 (a)(e)	98,057	99,507
Class B5, 3.7131% 3/10/35 (a)(e)	98,057	100,052
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(h)	$ 14,724,128	$ 157,594
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 1.5% 9/20/33 (e)	866,753	863,898
Series 2003-7 Class A2, 1.8788% 1/20/34 (e)	448,491	448,079
Series 2004-6 Class A3B, 2.3063% 7/20/34 (e)	1,968,357	1,960,975
Series 2004-7 Class A3A, 2.285% 8/20/34 (e)	1,030,000	1,030,000
Series 2004-1 Class A, 1.47% 2/20/34 (e)	622,928	621,654
Series 2004-4 Class A, 1.6081% 5/20/34 (e)	494,060	491,934
Series 2004-5 Class A3, 1.8625% 6/20/34 (e)	785,590	785,590
Series 2004-6 Class A3A, 2.1638% 6/20/35 (e)	984,178	984,178
Series 2004-7 Class A3B, 2.53% 7/20/34 (e)	2,000,000	2,000,000
Structured Asset Securities Corp. floater Series 2004 NP1 Class A, 1.7% 9/25/33 (a)(e)	491,185	491,185
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	307,287	311,082
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	127,106	134,236
TOTAL PRIVATE SPONSOR		33,219,240
U.S. Government Agency - 3.9%
Fannie Mae:
floater Series 2002-89 Class F, 1.75% 1/25/33 (e)	253,528	253,747
planned amortization class:
Series 1994-81 Class PJ, 8% 7/25/23	167,594	169,186
Series 2002-81 Class PU, 4.5% 5/25/20	2,280,000	2,315,511
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2002-11 Class QF, 1.95% 3/25/32 (e)	310,453	312,377
Series 2002-36 Class FT, 1.95% 6/25/32 (e)	283,736	286,215
Series 2002-64 Class FE, 1.76% 10/18/32 (e)	166,702	167,459
Series 2002-74 Class FV, 1.9% 11/25/32 (e)	187,464	188,841
Series 2003-11:
Class DF, 1.9% 2/25/33 (e)	236,047	237,000
Class EF, 1.9% 2/25/33 (e)	198,423	198,909
planned amortization class:
Series 2001-62 Class PG, 6.5% 10/25/30	200,739	204,985
Series 2002-52 Class PA, 6% 4/25/31	46,468	47,279
Series 2002-55 Class QB, 5.5% 8/25/12	38,458	38,481
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2002-8 Class PD, 6.5% 7/25/30	$ 821,128	$ 842,593
Series 2003-17 Class PQ, 4.5% 3/25/16	855,000	864,768
sequential pay Series 2001-15 Class VA, 6% 6/25/10	51,073	51,213
Series 2002-50 Class LE, 7% 12/25/29	275,508	281,897
Series 2004-31 Class IA, 4.5% 6/25/10 (h)	635,000	44,906
Freddie Mac planned amortization class:
Series 2091 Class PP, 6% 2/15/27	653,693	661,064
Series 2256 Class MB, 7.25% 5/15/30	332,440	337,008
Series 2360 Class PW, 6% 11/15/14	130,992	131,149
Series 2517 Class TL, 4.5% 4/15/26	205,714	205,657
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 1.78% 11/15/32 (e)	70,321	70,592
Series 2538 Class FB, 1.78% 12/15/32 (e)	325,696	326,966
Series 2551 Class FH, 1.83% 1/15/33 (e)	177,370	177,960
planned amortization class:
Series 1675 Class H, 6.375% 10/15/22	43,799	43,870
Series 1732 Class H, 6.5% 11/15/22	27,529	27,510
Series 2293 Class WD, 6.5% 12/15/29	320,072	320,233
Series 2368 Class PQ, 6.5% 8/15/30	172,631	173,985
Series 2376 Class JC, 5.5% 2/15/14	543,459	546,033
Series 2394 Class ND, 6% 6/15/27	643,115	658,652
Series 2398 Class DK, 6.5% 1/15/31	365,048	370,058
Series 2420 Class BE, 6.5% 12/15/30	848,802	870,546
Series 2430 Class OB, 6% 10/15/26	6,740	6,732
Series 2435:
Class EL, 6% 9/15/27	206,268	206,192
Class GD, 6.5% 2/15/30	239,369	241,011
Series 2443 Class TD, 6.5% 10/15/30	785,280	807,271
Series 2461 Class PG, 6.5% 1/15/31	645,371	662,074
Series 2466 Class EC, 6% 10/15/27	378,177	381,128
Series 2473 Class JB, 5.5% 2/15/29	385,275	386,876
Series 2483 Class DC, 5.5% 7/15/14	1,112,604	1,133,179
Series 2490 Class PM, 6% 7/15/28	579,932	590,707
Series 2496 Class OC, 5.5% 9/15/14	2,675,257	2,734,940
Series 2557 Class MA, 4.5% 7/15/16	190,980	193,259
Series 2748 Class IB, 4.5% 3/15/10 (h)	1,572,500	102,616
Series 2776 Class UJ, 4.5% 5/15/20 (h)	755,951	58,608
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2129 Class VM, 6% 1/15/06	$ 510,367	$ 510,020
Series 2445 Class BD, 6.5% 6/15/30	51,013	51,138
Series 2448 Class D, 5.5% 5/15/12	87,370	87,406
Series 2480 Class QW, 5.75% 2/15/30	380,851	384,624
Series 1803 Class A, 6% 12/15/08	317,256	328,627
Series 2749 Class MZ, 5% 2/15/24	79,291	79,277
Series 2802 Class Z, 5.5% 4/15/33	325,227	325,117
Series 2807:
Class TZ, 6% 12/15/31	160,907	161,724
Class ZK, 6% 12/15/31	81,474	81,321
Series FHR 2762 Class BZ, 5% 3/15/34	865,976	866,165
Series FHR 2809 Class WZ, 5% 3/15/34	534,209	534,286
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 1.79% 1/16/27 (e)	199,523	200,704
planned amortization class:
Series 1999-17 Class PC, 6.5% 10/16/27	31,352	31,358
Series 2002-57 Class PJ, 6% 1/20/29	45,768	46,026
TOTAL U.S. GOVERNMENT AGENCY		22,619,036
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $55,886,665)		55,838,276
Commercial Mortgage Securities - 3.8%

Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 1.6713% 9/8/14 (a)(e)	64,481	64,482
Series 2003-BBA2:
Class A3, 1.7% 11/15/15 (a)(e)	340,000	340,052
Class C, 1.85% 11/15/15 (a)(e)	70,000	70,344
Class D, 1.93% 11/15/15 (a)(e)	110,000	110,635
Class F, 2.28% 11/15/15 (a)(e)	80,000	80,669
Class H, 2.78% 11/15/15 (a)(e)	70,000	70,520
Class J, 3.33% 11/15/15 (a)(e)	70,000	71,100
Class K, 2.8103% 11/15/15 (a)(e)	65,000	65,663
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 1.88% 8/25/33 (a)(e)	425,279	427,672
Series 2003-2 Class A, 2.03% 12/25/33 (a)(e)	1,052,882	1,054,724
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust floater: - continued
Series 2004 2 Class M1:
1.82% 8/25/34 (a)(e)	$ 638,502	$ 638,502
1.97% 8/25/34 (a)(e)	204,520	204,520
Series 2004-1:
Class A, 1.66% 4/25/34 (a)(e)	585,208	584,842
Class B, 3.35% 4/25/34 (a)(e)	97,535	97,474
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A Class A1, 1.4913% 4/14/15 (a)(e)	683,229	683,175
Series 2003-WEST Class A, 1.9613% 1/3/15 (a)(e)	369,643	371,201
Series 2004-BBA3 Class E, 2.15% 6/15/17 (a)(e)	960,000	960,000
Series 2004-ESA Class A2, 1.67% 5/14/16 (a)(e)	565,000	565,282
Series 2004-HS2A:
Class E, 2.1113% 1/14/16 (a)(e)	125,000	125,572
Class F, 2.2613% 1/14/16 (a)(e)	75,000	75,331
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 1.76% 2/15/12 (a)(e)	800,000	800,658
COMM floater:
Series 2000-FL3A Class C, 2.14% 11/15/12 (a)(e)	559,444	558,905
Series 2002-FL6:
Class K4M, 3.38% 6/14/14 (a)(e)	100,000	100,545
Class L4M, 3.68% 6/14/14 (a)(e)	100,000	100,638
Class M4M, 4.13% 6/14/14 (a)(e)	100,000	99,980
Series 2002-FL7:
Class A2, 1.73% 11/15/14 (a)(e)	161,243	161,258
Class C, 1.88% 11/15/14 (a)(e)	555,000	555,091
Class F, 2.68% 11/15/14 (a)(e)	1,000,000	1,005,862
Class H, 3.63% 11/15/14 (a)(e)	150,000	149,309
Series 2003-FL9 Class B, 1.88% 11/15/15 (a)(e)	1,195,000	1,197,991
Commercial Mortgage Pass Through Certificates floater Series 2004 HTL1:
Class B, 1.84% 7/15/16 (a)(e)	55,000	55,000
Class D, 1.94% 7/15/16 (a)(e)	120,000	120,000
Class E, 2.14% 7/15/16 (a)(e)	85,000	85,000
Class F, 2.19% 7/15/16 (a)(e)	90,000	90,000
Class H, 2.69% 7/15/16 (a)(e)	265,000	265,000
Class J, 2.84% 7/15/16 (a)(e)	100,000	100,000
Class K, 3.74% 7/15/16 (a)(e)	115,000	115,000
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.:
floater:
Series 2002-TFLA Class C, 1.8238% 11/18/12 (a)(e)	$ 255,000	$ 255,279
Series 2003-TF2A Class A2, 1.7% 11/15/14 (a)(e)	700,000	700,155
Series 2004-FL1 Class B, 1.6888% 5/15/14 (a)(e)	1,000,000	1,000,000
Series 2004-TFL1:
Class A2, 1.57% 2/15/14 (a)(e)	505,000	504,817
Class E, 1.93% 2/15/14 (a)(e)	200,000	200,888
Class F, 1.98% 2/15/14 (a)(e)	175,000	175,835
Class G, 2.23% 2/15/14 (a)(e)	125,000	125,515
Class H, 2.48% 2/15/14 (a)(e)	100,000	100,416
Class J, 2.78% 2/15/14 (a)(e)	50,000	50,265
Series 2003-TFLA Class G, 1.9433% 4/15/13 (a)(e)	145,000	139,201
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 4.61% 7/5/18 (a)(e)	127,697	127,697
GS Mortgage Securities Corp. II floater Series 2000-GSFL Class A, 1.66% 8/15/12 (a)(e)	274,884	274,875
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 3.8516% 4/10/15 (a)(e)	420,000	415,178
KSL Resorts floater Series 2003-1A:
Class A, 1.93% 5/15/13 (a)(e)	200,000	200,068
Class B, 2.08% 5/15/13 (a)(e)	200,000	200,068
Class K, 4.03% 5/15/13 (a)(e)	200,000	200,985
Class L, 4.23% 5/15/13 (a)(e)	200,000	200,984
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2001-LLFA:
Class A, 1.4513% 8/16/13 (a)(e)	17,596	17,595
Class C, 1.5613% 8/16/13 (a)(e)	300,000	299,992
Series 2003-C4A Class H, 4.3631% 7/11/15 (a)(e)	933,108	933,108
Series 2003-LLFA:
Class A2, 1.6013% 12/16/14 (a)(e)	490,000	491,393
Class C, 1.9113% 12/16/14 (a)(e)	110,000	111,065
Morgan Stanley Dean Witter Capital I Trust floater Series 2001-XLF:
Class A2, 1.91% 10/7/13 (a)(e)	410,145	410,104
Class F, 3.3% 10/7/13 (a)(e)	740,458	733,299
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2003-CDCA:
Class HBST, 2.98% 2/15/15 (a)(e)	80,000	80,100
Class HEXB, 3.28% 2/15/15 (a)(e)	30,000	30,038
Class JBST, 3.18% 2/15/15 (a)(e)	60,000	60,075
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2003-CDCA: - continued
Class JEXB, 3.48% 2/15/15 (a)(e)	$ 50,000	$ 50,063
Class KBST, 3.53% 2/15/15 (a)(e)	35,000	35,044
Class KEXB, 3.88% 2/15/15 (a)(e)	40,000	40,050
SDG Macerich Properties LP floater Series 2000-1 Class A3, 1.5788% 5/15/09 (a)(e)	500,000	500,797
STRIPs III Ltd./STRIPs III Corp. floater Series 2004-1A Class A, 1.7713% 3/24/18 (a)(e)	652,638	652,638
Wachovia Bank Commercial Mortgage Trust floater Series 2004-WHL3:
Class A2, 1.56% 3/15/14 (a)(e)	255,000	255,173
Class E, 1.88% 3/15/14 (a)(e)	160,000	160,717
Class F, 1.93% 3/15/14 (a)(e)	130,000	130,567
Class G, 2.16% 3/15/14 (a)(e)	65,000	65,287
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,090,796)		22,151,328
Municipal Securities - 0.2%

Lowndes County Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1999, 1.75%, VRDN (e)(g) (Cost $1,000,000)	1,000,000	1,000,000
Commercial Paper - 0.4%

Comcast Corp. 1.86% 9/22/04 (a) (Cost $1,994,523)	2,000,000	1,994,976
Fixed-Income Funds - 34.3%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $199,099,416)	2,003,403	199,458,843
Cash Equivalents - 17.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 7/30/04 due 8/2/04) (Cost $99,895,000) (i)	$ 99,906,380	$ 99,895,000
TOTAL INVESTMENT PORTFOLIO - 95.4% (Cost $553,780,835)		554,324,157
NET OTHER ASSETS - 4.6%		26,898,005
NET ASSETS - 100%		$ 581,222,162
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
46 Eurodollar 90 Day Index Contracts	Sept. 2004	$ 45,776,900	$ (7,163)
93 Eurodollar 90 Day Index Contracts	Dec. 2004	92,451,300	(10,544)
89 Eurodollar 90 Day Index Contracts	March 2005	88,385,900	(70,493)
88 Eurodollar 90 Day Index Contracts	June 2005	87,311,400	(107,352)
89 Eurodollar 90 Day Index Contracts	Sept. 2005	88,227,925	(63,906)
44 Eurodollar 90 Day Index Contracts	Dec. 2005	43,512,802	35,974
TOTAL EURODOLLAR CONTRACTS		445,666,227	(223,484)
Sold
Eurodollar Contracts
2 Eurodollar 90 Day Index Contracts	March 2006	$ 1,980,000	$ (2,385)
2 Eurodollar 90 Day Index Contracts	June 2006	1,979,075	(2,735)
1 Eurodollar 90 Day Index Contracts	Sept. 2006	989,113	(1,643)
TOTAL EURODOLLAR CONTRACTS		4,948,188	(6,763)
		$ 450,614,415	$ (230,247)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive annually a fixed rate of .6% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 2, par value of the proportional notional amount (d)

	Sept. 2009	$ 2,000,000	$ (1,860)
Receive quarterly notional amount multiplied by .21% and pay Goldman Sachs upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 7.25% 10/1/04	August 2004	1,000,000	86
Receive quarterly notional amount multiplied by .69% and pay Bank of America upon default event of Cox Communications, Inc., par value of the notional amount of Cox Communications, Inc. 7.75% 11/1/10	Sept. 2009	2,500,000	142
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	2,000,000	919
		$ 7,500,000	$ (713)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,715,878 or 5.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,993,674.
(d) Dow Jones CDX N.A. Investment Grade 2 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$99,895,000 due 8/2/04 at 1.37%
Banc of America Securities LLC.	$ 36,948,418
Bank of America, National Association	16,785,755
Bear Stearns & Co. Inc.	4,196,439
BNP Paribas Securities Corp.	4,196,439
Goldman, Sachs & Co.	4,196,439
Morgan Stanley & Co. Incorporated.	33,571,510
$ 99,895,000
Income Tax Information
The fund hereby designates approximately $611,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $99,895,000) (cost $553,780,835) - See accompanying schedule		$ 554,324,157
Cash		12,057
Receivable for investments sold		39,775,969
Receivable for fund shares sold		1,096,050
Interest receivable		1,230,060
Receivable for daily variation on futures contracts		96,463
Prepaid expenses		465
Receivable from investment adviser for expense reductions		22,285
Other affiliated receivables		30
Total assets		596,557,536

Liabilities
Payable for investments purchased Regular delivery	$ 2,621,522
Delayed delivery	11,392,993
Payable for fund shares redeemed	964,388
Distributions payable	68,141
Swap agreements, at value	713
Accrued management fee	196,099
Distribution fees payable	49
Other affiliated payables	62,346
Other payables and accrued expenses	29,123
Total liabilities		15,335,374

Net Assets		$ 581,222,162
Net Assets consist of:
Paid in capital		$ 580,775,927
Distributions in excess of net investment income		(122,365)
Accumulated undistributed net realized gain (loss) on investments		256,050
Net unrealized appreciation (depreciation) on investments		312,550
Net Assets		$ 581,222,162

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($316,032 ÷ 31,447 shares)	$ 10.05

Maximum offering price per share (100/98.50 of $10.05)	$ 10.20
Class T: Net Asset Value and redemption price per share ($355,504 ÷ 35,384 shares)	$ 10.05

Maximum offering price per share (100/98.50 of $10.05)	$ 10.20

Fidelity Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($580,174,362 ÷ 57,743,390 shares)	$ 10.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($376,264 ÷ 37,452 shares)	$ 10.05

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2004

Investment Income
Interest		$ 6,831,755

Expenses
Management fee	$ 1,655,296
Transfer agent fees	495,131
Distribution fees	63
Accounting fees and expenses	101,861
Non-interested trustees' compensation	1,713
Custodian fees and expenses	9,529
Registration fees	111,089
Audit	29,534
Legal	3,297
Miscellaneous	11,827
Total expenses before reductions	2,419,340
Expense reductions	(289,859)	2,129,481
Net investment income (loss)		4,702,274
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	151,236
Futures contracts	165,064
Swap agreements	11,402
Total net realized gain (loss)		327,702
Change in net unrealized appreciation (depreciation) on: Investment securities	401,779
Futures contracts	(303,545)
Swap agreements	(3,720)
Total change in net unrealized appreciation (depreciation)		94,514
Net gain (loss)		422,216
Net increase (decrease) in net assets resulting from operations		$ 5,124,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2004	August 29, 2002 (commencement of operations) to July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,702,274	$ 1,708,506
Net realized gain (loss)	327,702	61,931
Change in net unrealized appreciation (depreciation)	94,514	218,036
Net increase (decrease) in net assets resulting from operations	5,124,490	1,988,473
Distributions to shareholders from net investment income	(4,708,387)	(1,913,077)
Share transactions - net increase (decrease)	355,546,941	225,077,055
Redemption fees	56,247	50,420
Total increase (decrease) in net assets	356,019,291	225,202,871

Net Assets
Beginning of period	225,202,871	-
End of period (including distributions in excess of net investment income of $122,365 and distributions in excess of net investment income of $69,342, respectively)	$ 581,222,162	$ 225,202,871

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended July 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04
Income from Investment Operations
Net investment income (loss) E	.013
Net realized and unrealized gain (loss)	.011
Total from investment operations	.024
Distributions from net investment income	(.014)
Redemption fees added to paid in capital E, H	-
Net asset value, end of period	$ 10.05
Total Return B, C, D	.24%
Ratios to Average Net Assets G
Expenses before expense reductions	.85% A
Expenses net of voluntary waivers, if any	.70% A
Expenses net of all reductions	.70% A
Net investment income (loss)	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 316
Portfolio turnover rate	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04
Income from Investment Operations
Net investment income (loss) E	.013
Net realized and unrealized gain (loss)	.010
Total from investment operations	.023
Distributions from net investment income	(.013)
Redemption fees added to paid in capital E, H	-
Net asset value, end of period	$ 10.05
Total Return B, C, D	.23%
Ratios to Average Net Assets G
Expenses before expense reductions	.86% A
Expenses net of voluntary waivers, if any	.70% A
Expenses net of all reductions	.70% A
Net investment income (loss)	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 356
Portfolio turnover rate	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Ultra-Short Bond

Years ended July 31,	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.122	.137
Net realized and unrealized gain (loss)	.029	.052
Total from investment operations	.151	.189
Distributions from net investment income	(.122)	(.173)
Redemption fees added to paid in capital D	.001	.004
Net asset value, end of period	$ 10.05	$ 10.02
Total Return B, C	1.52%	1.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.62%	.70% A
Expenses net of voluntary waivers, if any	.55%	.55% A
Expenses net of all reductions	.55%	.55% A
Net investment income (loss)	1.21%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 580,174	$ 225,203
Portfolio turnover rate	53%	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 29, 2002 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended July 31,	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04
Income from Investment Operations
Net investment income (loss) D	.015
Net realized and unrealized gain (loss)	.010
Total from investment operations	.025
Distributions from net investment income	(.015)
Redemption fees added to paid in capital D, G	-
Net asset value, end of period	$ 10.05
Total Return B, C	.25%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A
Expenses net of voluntary waivers, if any	.55% A
Expenses net of all reductions	.55% A
Net investment income (loss)	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 376
Portfolio turnover rate	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2004

1. Significant Accounting Policies.

Fidelity Ultra-Short Bond Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Fidelity Ultra Short Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to futures transactions, swap agreements, market discount and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,097,028
Unrealized depreciation	(543,865)
Net unrealized appreciation (depreciation)	553,163
Undistributed ordinary income	464,338
Cost for federal income tax purposes	$ 553,770,994

The tax character of distributions paid was as follows:

	July 31, 2004	July 31, 2003
Ordinary Income	$ 4,708,387	$ 1,857,271
Long-term Capital Gains	-	55,806
Total	$ 4,708,387	$ 1,913,077

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares purchased and held in the fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Futures Contracts - continued

"Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

2. Operating Policies - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $249,049,133 and $49,994,219, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 28	$ 17
Class T	0%	.15%	35	25
			$ 63	$ 42

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges are .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 207
Class T	91
$ 298

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Ultra Short Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Ultra Short Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 40	.21*
Class T	52	.22*
Fidelity Ultra-Short Bond	494,966.13
Institutional Class	73	.18*
	$ 495,131

* Annualized

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,452,636 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.70%	$ 30
Class T	.70%	38
Fidelity Ultra-Short Bond	.55%	288,280
Institutional Class	.55%	51
		$ 288,399

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expense by $1,460.

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2004 A	2003 B
From net investment income
Class A	$ 200	$ -
Class T	262	-
Fidelity Ultra-Short Bond	4,707,454	1,913,077
Institutional Class	471	-
Total	$ 4,708,387	$ 1,913,077

A Distributions for Class A, Class T and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

B Distributions for Fidelity Ultra-Short Bond for the period August 29, 2002 (commencement of operations) to July 31, 2003.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2004 A	2003 B	2004 A	2003 B
Class A
Shares sold	31,506	-	$ 316,495	$ -
Reinvestment of distributions	19	-	195	-
Shares redeemed	(78)	-	(780)	-
Net increase (decrease)	31,447	-	$ 315,910	$ -
Class T
Shares sold	35,358	-	$ 355,050	$ -
Reinvestment of distributions	26	-	262	-
Net increase (decrease)	35,384	-	$ 355,312	$ -
Fidelity Ultra-Short Bond
Shares sold	59,927,755	32,991,854	$ 602,349,405	$ 330,589,127
Reinvestment of distributions	418,048	163,959	4,203,573	1,643,470
Shares redeemed	(25,071,625)	(10,686,601)	(252,053,274)	(107,155,542)
Net increase (decrease)	35,274,178	22,469,212	$ 354,499,704	$ 225,077,055
Institutional Class
Shares sold	37,405	-	$ 375,544	$ -
Reinvestment of distributions	47	-	471	-
Net increase (decrease)	37,452	-	$ 376,015	$ -

A Share transactions for Class A, Class T and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

B Share transactions for Fidelity Ultra-Short Bond for the period August 29, 2002 (commencement of operations) to July 31, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 13, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 295 funds advised by FMR or an affiliate. Mr. McCoy oversees 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2002). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks and Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Income Fund. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 2002

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Andrew Dudley (39)

Year of Election or Appointment: 2002

Vice President of the fund and other funds advised by FMR. Prior to joining Fidelity in 1996 as a portfolio manager, Mr. Dudley served as a quantitative analyst and portfolio manager for Putnam Investments.

Eric D. Roiter (55)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (34)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Distributions

A total of 1.64% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	5,733,332,096.96	79.506
Against	1,101,900,754.51	15.280
Abstain	290,226,743.09	4.025
Broker Non-Votes	85,743,565.56	1.189
TOTAL	7,211,203,160.12	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	6,892,332,738.84	95.578
Withheld	318,870,421.28	4.422
TOTAL	7,211,203,160.12	100.00
Ralph F. Cox
Affirmative	6,882,315,606.74	95.439
Withheld	328,887,553.38	4.561
TOTAL	7,211,203,160.12	100.000
Laura B. Cronin
Affirmative	6,880,811,550.36	95.418
Withheld	330,391,609.76	4.582
TOTAL	7,211,203,160.12	100.000
Robert M. Gates
Affirmative	6,887,483,173.36	95.511
Withheld	323,719,986.76	4.489
TOTAL	7,211,203,160.12	100.000
George H. Heilmeier
Affirmative	6,886,148,619.46	95.492
Withheld	325,054,540.66	4.508
TOTAL	7,211,203,160.12	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	6,864,733,447.98	95.195
Withheld	346,469,712.14	4.805
TOTAL	7,211,203,160.12	100.000
Edward C. Johnson 3d
Affirmative	6,862,922,095.94	95.170
Withheld	348,281,064.18	4.830
TOTAL	7,211,203,160.12	100.000
Donald J. Kirk
Affirmative	6,885,864,179.00	95.488
Withheld	325,338,981.12	4.512
TOTAL	7,211,203,160.12	100.000
Marie L. Knowles
Affirmative	6,893,357,743.67	95.592
Withheld	317,845,416.45	4.408
TOTAL	7,211,203,160.12	100.000
Ned C. Lautenbach
Affirmative	6,893,877,983.36	95.600
Withheld	317,325,176.76	4.400
TOTAL	7,211,203,160.12	100.000
Marvin L. Mann
Affirmative	6,885,633,341.18	95.485
Withheld	325,569,818.94	4.515
TOTAL	7,211,203,160.12	100.000
William O. McCoy
Affirmative	6,886,446,432.81	95.496
Withheld	324,756,727.31	4.504
TOTAL	7,211,203,160.12	100.000
Robert L. Reynolds
Affirmative	6,883,572,713.71	95.457
Withheld	327,630,446.41	4.543
TOTAL	7,211,203,160.12	100.000
William S. Stavropoulos
Affirmative	6,890,488,924.39	95.553
Withheld	320,714,235.73	4.447
TOTAL	7,211,203,160.12	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSBI-UANN-0904
1.804593.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Ultra-Short Bond

Fund

Annual Report

July 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending October 31, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Ultra-Short Bond's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2004	Past 1 year	Life of fund A
Fidelity® Ultra-Short Bond	1.52%	1.80%

A From August 29, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Ultra-Short Bond on August 29, 2002, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® 6 Month Swap Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity® Ultra-Short Bond Fund

Investment-grade debt had positive returns for the year ending July 31, 2004, as the Lehman Brothers® Aggregate Bond Index climbed 4.84% in an extremely volatile period. Early on, bonds benefited from the Federal Reserve Board's accommodative monetary policy - the Board kept the fed funds target rate at a 45-year low of 1.00%. Bonds continued to post gains through the first quarter of 2004 amid a backdrop of low inflation and weak employment levels. But that all changed in April, when a surge in job creation caused bond prices to plunge and investors to re-evaluate their expectations about the timing of future rate hikes. Bonds continued their descent in May, and the Fed confirmed investors' fears by hiking rates in June. Treasuries - the most interest-rate-sensitive bond category - fared the worst in this environment, but still posted a 3.85% advance for the year, according to the Lehman Brothers U.S. Treasury Index. Meanwhile, corporate bonds and mortgage securities fared best, as the Lehman Brothers Credit Bond and Mortgage-Backed Securities indexes rose 5.83% and 5.11%, respectively.

Fidelity Ultra-Short Bond Fund was up 1.52% during the past year, topping the Lehman Brothers 6 Month Swap Index and the LipperSM Ultra-Short Obligation Funds Average, which rose 1.06% and 1.32%, respectively. Sector selection was the main driver of performance, as the fund was well-positioned to exploit opportunities throughout the ultra-short-term bond space, while keeping its interest rate risk at a minimum. I invested in high-quality, higher-yielding spread sectors - including corporate bonds and securitized products such as asset-backed securities (ABS), collateralized mortgage obligations (CMOs) and mortgage pass-through securities - all of which outpaced comparable-duration Treasuries. This strategy played directly into Fidelity's research strengths, which also gave us an advantage in terms of security selection. The fund benefited a lot from its focus on attractively valued home equity ABS and CMOs, both of which did especially well. Elsewhere, modest positions in several middle- and lower-quality investment-grade corporates paid off in the first half of the period amid a bullish climate for riskier assets. Conversely, yield-curve positioning was a slight drag on performance. My strategy of owning securities with more evenly distributed cash flows relative to a single "bullet" maturity index proved ineffective during the period as the short end of the curve steepened.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 to July 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period* February 1, 2004 to July 31, 2004
Class A (dagger)
Actual	$ 1,000.00	$ 1,002.40	$ .88
Hypothetical A	$ 1,000.00	$ 1,005.42	$ .88
Class T(dagger)
Actual	$ 1,000.00	$ 1,002.30	$ .88
Hypothetical A	$ 1,000.00	$ 1,005.42	$ .88
	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period* February 1, 2004 to July 31, 2004
Fidelity Ultra-Short Bond
Actual	$ 1,000.00	$ 1,005.20	$ 2.74
Hypothetical A	$ 1,000.00	$ 1,022.23	$ 2.77
Institutional Class(dagger)
Actual	$ 1,000.00	$ 1,002.50	$ .69
Hypothetical A	$ 1,000.00	$ 1,005.61	$ .69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.70%
Class T	.70%
Fidelity Ultra-Short Bond	.55%
Institutional Class	.55%

* Calculated by multiplying by 46/366 to reflect the period June 16, 2004 to July 31, 2004.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of July 31, 2004	As of January 31, 2004
U.S. Government and U.S. Government Agency Obligations 16.3%	U.S. Government and U.S. Government Agency Obligations 13.8%
AAA 20.4%	AAA 21.6%
AA 7.1%	AA 8.2%
A 12.4%	A 15.4%
BBB 9.1%	BBB 8.4%
BB and Below 0.2%	BB and Below 0.6%
Not Rated 3.7%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 30.8%	Short-Term Investments and Net Other Assets 30.2%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of July 31, 2004
6 months ago
Years	1.8	1.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2004
6 months ago
Years	0.5	0.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2004*		As of January 31, 2004**
	Corporate Bonds 5.4%		Corporate Bonds 7.8%
	U.S. Government and U.S. Government Agency Obligations 16.3%		U.S. Government and U.S. Government Agency Obligations 13.8%
	Asset-Backed Securities 32.1%		Asset-Backed Securities 35.7%
	CMOs and Other Mortgage Related Securities 15.4%		CMOs and Other Mortgage Related Securities 12.5%
	Short-Term Investments and Net Other Assets 30.8%		Short-Term Investments and Net Other Assets 30.2%
* Foreign investments	4.1%	** Foreign investments	2.9%
* Futures and Swaps	14.6%	** Futures and Swaps	15.0%

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable. The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investment of Fidelity's fixed-income central fund.

Annual Report

Investments July 31, 2004

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.8%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
1.87% 5/24/06 (e)	$ 800,000	$ 802,894
2.18% 8/8/06 (e)	600,000	606,178
		1,409,072
Media - 0.6%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	900,000	970,826
Continental Cablevision, Inc. 8.3% 5/15/06	450,000	488,301
Cox Communications, Inc. 7.5% 8/15/04	500,000	500,825
Liberty Media Corp. 3.02% 9/17/06 (e)	1,350,000	1,370,480
		3,330,432
TOTAL CONSUMER DISCRETIONARY		4,739,504
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Safeway, Inc. 2.5% 11/1/05	820,000	816,672
Tobacco - 0.1%
Philip Morris Companies, Inc. 7% 7/15/05	300,000	310,332
TOTAL CONSUMER STAPLES		1,127,004
ENERGY - 0.0%
Oil & Gas - 0.0%
Pemex Project Funding Master Trust 3.0775% 1/7/05 (a)(e)	150,000	150,780
FINANCIALS - 1.7%
Capital Markets - 0.1%
State Street Capital Trust II 1.75% 2/15/08 (e)	300,000	301,843
Consumer Finance - 0.2%
General Motors Acceptance Corp.:
2.88% 10/20/05 (e)	1,000,000	1,006,607
6.75% 1/15/06	230,000	240,859
John Deere Capital Corp. 2.16% 9/17/04 (e)	50,000	50,023
		1,297,489
Diversified Financial Services - 1.0%
Bombardier Capital, Inc. 7.5% 10/17/05 (a)	1,000,000	1,028,321
Deutsche Telekom International Finance BV 8.25% 6/15/05	1,500,000	1,572,759
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
NiSource Finance Corp. 7.625% 11/15/05	$ 675,000	$ 714,064
Powergen US Funding LLC 4.5% 10/15/04	335,000	336,692
Sprint Capital Corp.:
4.78% 8/17/06	1,000,000	1,023,258
7.125% 1/30/06	500,000	528,821
Tyco International Group SA yankee 6.375% 2/15/06	800,000	839,753
		6,043,668
Insurance - 0.1%
St. Paul Travelers Companies, Inc. 7.875% 4/15/05	405,000	419,941
Real Estate - 0.2%
Arden Realty LP 8.875% 3/1/05	500,000	517,705
Duke Realty LP 6.875% 3/15/05	300,000	308,161
Regency Centers LP 7.125% 7/15/05	400,000	415,688
		1,241,554
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 1.795% 6/2/06 (e)	500,000	502,492
TOTAL FINANCIALS		9,806,987
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 6.75% 2/1/06	1,000,000	1,057,432
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Boise Cascade Corp. 7.35% 10/11/04	270,000	270,626
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
British Telecommunications PLC 7.875% 12/15/05	950,000	1,013,074
France Telecom SA 8.2% 3/1/06	800,000	855,781
GTE Corp. 6.36% 4/15/06	1,000,000	1,051,875
Telefonica Europe BV 7.35% 9/15/05	500,000	525,821
		3,446,551
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. 7.35% 3/1/06	900,000	959,012
TOTAL TELECOMMUNICATION SERVICES		4,405,563
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - 0.1%
Electric Utilities - 0.1%
Progress Energy, Inc. 6.75% 3/1/06	$ 605,000	$ 636,358
TOTAL NONCONVERTIBLE BONDS (Cost $22,161,171)		22,194,254
U.S. Government Agency Obligations - 5.5%

Fannie Mae 1.55% 5/4/05	10,000,000	9,952,484
Federal Home Loan Bank:
1.265% 3/15/05	10,000,000	9,948,060
1.35% 4/29/05	10,000,000	9,939,380
Freddie Mac 0% 10/19/04 (c)	2,000,000	1,993,674
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $31,993,687)		31,833,598
U.S. Government Agency - Mortgage Securities - 1.7%

Fannie Mae - 1.7%
5.5% 11/1/16 to 2/1/19	6,667,973	6,861,962
6.5% 7/1/16 to 8/1/32	696,502	731,842
7% 8/1/17 to 5/1/32	2,265,677	2,401,869
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,013,200)		9,995,673
Asset-Backed Securities - 18.9%

Accredited Mortgage Loan Trust Series 2004-2 Class A2, 1.75% 7/25/34 (e)	939,157	939,128
ACE Securities Corp.:
Series 2002-HE2 Class M1, 2.3% 8/25/32 (e)	175,000	176,415
Series 2003-FM1 Class M2, 3.3% 11/25/32 (e)	145,000	147,655
Series 2003-HE1:
Class A2, 1.86% 11/25/33 (e)	609,586	611,435
Class M1 2.1% 11/25/33 (e)	120,000	120,644
Class M2, 3.15% 11/25/33 (e)	75,000	76,192
Series 2003-HS1:
Class M1, 2.2% 6/25/33 (e)	50,000	50,237
Class M2, 3.2% 6/25/33 (e)	50,000	50,719
Series 2003-NC1 Class M1, 2.23% 7/25/33 (e)	100,000	101,050
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
ACE Securities Corp.: - continued
Series 2003-TC1 Class A2, 1.84% 6/25/33 (e)	$ 79,084	$ 79,253
Series 2004-HE1:
Class M1, 1.95% 2/25/34 (e)	150,000	150,016
Class M2, 2.55% 2/25/34 (e)	175,000	175,040
American Express Credit Account Master Trust Series 2004-1 Class B, 1.63% 9/15/11 (e)	410,000	410,690
American Express Credit Account Trust Series 2004-C Class C, 1.88% 2/15/12 (a)(e)	1,200,000	1,200,750
AmeriCredit Automobile Receivables Trust:
Series 2000-D Class A4, 1.57% 9/12/07 (e)	289,712	289,988
Series 2001-D Class A3, 1.66% 9/12/06 (e)	94,389	94,403
Series 2002-A Class A3, 1.56% 10/12/06 (e)	104,570	104,582
Series 2003-AM Class A4B, 1.83% 11/6/09 (e)	600,000	603,745
Series 2003-BX Class A4B, 1.74% 1/6/10 (e)	140,000	140,960
Series 2003-CF Class A3, 2.75% 10/9/07	1,000,000	1,001,604
Series 2004-1 Class A3, 3.22% 7/6/08	365,000	365,573
Ameriquest Mortgage Securities, Inc.:
Series 2002-4:
Class A2, 1.89% 2/25/33 (e)	59,252	59,463
Class M1, 2.45% 2/25/33 (e)	105,000	105,836
Series 2002-AR1:
Class A2, 1.77% 9/25/32 (e)	41,652	41,672
Class M2, 2.75% 9/25/32 (e)	490,000	492,705
Series 2003-1:
Class A2, 1.86% 2/25/33 (e)	106,091	106,431
Class M1, 2.35% 2/25/33 (e)	100,000	101,343
Series 2003-3 Class M1, 2.25% 3/25/33 (e)	75,000	75,328
Series 2003-6:
Class AV3, 1.77% 8/25/33 (e)	255,193	255,600
Class S, 5% 5/25/33 (h)	4,022,099	179,895
Series 2003-7 Class M1, 2.3% 8/25/33 (e)	140,000	141,795
Series 2003-AR1 Class M1, 2.6% 1/25/33 (e)	500,000	504,215
Series 2004-R2:
Class M1, 1.88% 4/25/34 (e)	85,000	84,997
Class M2, 1.93% 4/25/34 (e)	75,000	74,998
Amortizing Residential Collateral Trust:
Series 2002-BC6 Class M1, 2.2% 8/25/32 (e)	100,000	100,741
Series 2002-BC7:
Class M1, 2.25% 10/25/32 (e)	450,000	452,531
Class M2, 2.35% 10/25/32 (e)	300,000	302,403
Series 2002-BC9 Class A2, 1.93% 12/25/32 (e)	112,982	113,557
Series 2003-BC1 Class M2, 2.55% 1/25/32 (e)	175,000	175,380
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
AQ Finance NIMS Trust Series 2003-N6A Class NOTE, 1.75% 5/25/10 (a)(e)	$ 108,271	$ 108,204
Argent Securities, Inc.:
Series 2003-W3 Class M2, 3.25% 9/25/33 (e)	800,000	821,739
Series 2003-W6 Class AV2, 1.82% 1/25/34 (e)	743,294	745,337
Series 2004-W7:
Class M1, 2% 5/25/34 (e)	305,000	304,990
Class M2, 2.05% 5/25/34 (e)	250,000	249,992
Asset Backed Securities Corp. Series 2002-HE2 Class M2, 2.51% 8/15/32 (e)	100,000	100,168
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE3 Class 2A, 1.78% 10/15/32 (e)	53,493	53,640
Series 2003-HE2:
Class A2, 1.76% 4/15/33 (e)	153,668	153,884
Class M1, 2.28% 4/15/33 (e)	1,000,000	1,009,979
Series 2003-HE3 Class A2, 1.73% 6/15/33 (e)	55,384	55,400
Series 2003-HE4:
Class A3, 1.6% 8/15/33 (e)	146,187	146,169
Class M2, 3.38% 8/15/33 (e)	285,000	290,537
Series 2003-HE5 Class A2A, 1.74% 8/15/33 (e)	293,315	293,935
Series 2003-HE6 Class M1, 2.1% 11/25/33 (e)	215,000	216,116
Series 2003-HE7 Class A3, 1.74% 12/15/33 (e)	603,442	604,831
Series 2004-HE6 Series A2, 2.03% 9/25/34 (b)(e)	2,640,000	2,637,938
Associates Automobile Receivables Trust Series 2000-1 Class B, 7.83% 8/15/07	187,894	189,888
Bank One Issuance Trust:
Series 2002-B1 Class B1, 1.76% 12/15/09 (e)	465,000	467,094
Series 2002-B2 Class B2, 1.72% 5/15/08 (e)	100,000	100,255
Series 2002-B3 Class B, 1.74% 8/15/08 (e)	500,000	501,489
Series 2002-C1 Class C1, 2.34% 12/15/09 (e)	675,000	683,988
Series 2002-C2 Class C2, 2.37% 5/15/08 (e)	2,850,000	2,868,528
Bayview Financial Asset Trust Series 2000-F Class A, 1.9619% 9/28/43 (e)	365,815	367,501
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.9119% 2/28/44 (e)	657,173	658,867
Capital Auto Receivables Asset Trust Series 2003-1 Class B, 1.85% 6/15/10 (a)(e)	287,287	288,372
Capital One Auto Finance Trust Series 2003-A Class A4B, 1.66% 1/15/10 (e)	425,000	426,990
Capital One Master Trust:
Series 2001-1 Class B, 1.89% 12/15/10 (e)	500,000	503,625
Series 2001-8A Class B, 1.93% 8/17/09 (e)	405,000	408,185
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 2.06% 7/15/08 (e)	$ 1,035,000	$ 1,039,978
Series 2003-B1 Class B1, 2.55% 2/17/09 (e)	1,135,000	1,152,607
Series 2003-B6 Class B6, 1.91% 9/15/11 (e)	1,125,000	1,134,836
Series 2004-B1 Class B1, 1.82% 11/15/11 (e)	1,180,000	1,183,000
Capital Trust Ltd. Series 2004-1:
Class A2, 1.7% 7/20/39 (a)(e)	265,000	265,000
Class B, 1.85% 7/20/39 (a)(e)	140,000	140,000
Class C, 2.15% 7/20/39 (a)(e)	180,000	180,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class A, 1.79% 1/25/32 (e)	46,411	46,430
Series 2002-HE3:
Class M1, 2.55% 3/25/33 (e)	299,999	305,872
Class M2, 3.7% 3/25/33 (e)	489,999	497,677
Series 2003-HE1 Class M2, 3.4% 8/25/33 (e)	215,000	219,361
Series 2003-HE2 Class A, 1.8% 10/25/33 (e)	379,917	380,671
Series 2003-HE3:
Class M1, 2.15% 11/25/33 (e)	104,999	105,892
Class M2, 3.2% 11/25/33 (e)	80,000	80,800
Series 2003-HE4 Class A2, 1.68% 3/25/34 (e)	948,098	948,576
Series 2004-HE2 Class M2, 2.65% 7/26/34 (e)	175,000	174,994
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 1.86% 3/16/09 (e)	200,000	201,310
Series 2002-2 Class C, 2.28% 7/16/07 (e)	1,170,000	1,174,108
Series 2002-6 Class B, 1.73% 1/15/08 (e)	150,000	150,394
Series 2004-1 Class B, 1.58% 5/15/09 (e)	295,000	294,983
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.25% 10/15/07 (e)	900,000	902,372
Series 2001-B2 Class B2, 1.88% 12/10/08 (e)	615,000	618,735
Series 2002-B1 Class B1, 1.9% 6/25/09 (e)	655,000	656,806
Series 2002-C1 Class C1, 2.17% 2/9/09 (e)	900,000	912,709
Series 2003-C1 Class C1, 2.24% 4/7/10 (e)	1,685,000	1,723,510
Countrywide Home Loans, Inc.:
Series 2000-2 Class MV2, 2.35% 6/25/31 (e)	166,833	167,112
Series 2002-6 Class AV1, 1.88% 5/25/33 (e)	211,371	211,810
Series 2003-BC1 Class M2, 3.45% 9/25/32 (e)	1,025,000	1,052,669
Series 2003-SD3 Class A1, 1.87% 12/25/32 (a)(e)	148,572	149,165
Series 2004-2 Class M1, 1.95% 5/25/34 (e)	375,000	374,988
Series 2004-3:
Class 3A4, 1.7% 8/25/34 (e)	9,328,000	9,261,372
Class M1, 1.95% 6/25/34 (e)	100,000	100,103
CS First Boston Mortgage Securities Corp.:
Series 2002-HE16 Class M2, 2.95% 10/25/32 (e)	75,000	75,875
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: - continued
Series 2003-8 Class A2, 1.84% 4/25/34 (e)	$ 514,436	$ 515,979
Series 2004-FRE1:
Class A2, 1.96% 4/25/34 (b)(e)	825,000	825,000
Class B1, 3.41% 4/25/34 (b)(e)	605,000	605,000
Class M3, 2.26% 4/25/34 (b)(e)	610,000	610,000
Discover Card Master Trust I Series 2003-4 Class B1, 1.71% 5/16/11 (e)	550,000	551,846
Fannie Mae guaranteed REMIC pass thru certificates Series 2002-T15 Class S1, 5.25% 4/25/05 (h)	661,207	22,026
Fieldstone Mortgage Investment Corp.:
Series 2003-1 Class M1, 2.13% 11/25/33 (e)	100,000	100,876
Series 2004-1 Class 2A, 1.74% 1/25/35 (b)(e)	3,541,473	3,540,658
Series 2004-1 Class M2, 2.55% 1/25/35 (e)	300,000	300,100
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2% 3/25/34 (e)	25,000	24,999
Class M4, 2.35% 3/25/34 (e)	25,000	24,999
Class M6, 2.7% 3/25/34 (e)	25,000	24,786
First USA Secured Note Trust Series 2001-3 Class C, 2.46% 11/19/08 (a)(e)	785,000	790,397
Fleet Credit Card Master Trust II Series 2001-C Class A, 3.86% 3/15/07	270,000	270,735
Ford Credit Auto Owner Trust Series 2003-B Class B2, 1.81% 10/15/07 (e)	650,000	653,152
Fremont Home Loan Trust Series 2004-A Class M2, 2.6% 1/25/34 (e)	375,000	374,988
GE Business Loan Trust Series 2003-1 Class A, 1.81% 4/15/31 (a)(e)	320,717	321,118
Gracechurch Card Funding PLC:
Series 5:
Class B, 1.4688% 8/15/08 (e)	80,000	79,950
Class C, 2.1688% 8/15/08 (e)	295,000	295,553
Series 6 Class B, 1.4288% 2/17/09 (e)	75,000	74,953
GS Mortgage Securities Corp.:
Series 2003-FM1 Class M1, 2.1% 3/20/33 (e)	750,000	758,467
Series 2004-FF3 Class M2, 2.59% 5/25/34 (e)	370,000	369,993
Series 2004-FM1:
Class M1, 2.1% 11/25/33 (e)	195,000	194,994
Class M2, 2.85% 11/25/33 (e)	135,000	135,538
5.5% 11/25/32 (a)	503,558	502,802
GSAMP Trust:
Series 2002-NC1 Class A2, 1.77% 7/25/32 (e)	213,315	214,127
Series 2004-FM2 Class M1, 1.95% 1/25/34 (e)	250,000	249,990
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GSAMP Trust: - continued
Series 2004-HE1:
Class M1, 2% 5/25/34 (e)	$ 320,000	$ 319,990
Class M2, 2.6% 5/25/34 (e)	150,000	148,711
Class M3, 2.85% 5/25/34 (e)	100,000	99,154
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.89% 2/25/33 (e)	35,459	35,513
Series 2002-4:
Class A3, 1.93% 3/25/33 (e)	317,953	319,030
Class M2, 3.5% 3/25/33 (e)	125,000	126,876
Series 2002-5:
Class A3, 1.97% 5/25/33 (e)	414,468	417,046
Class M1, 2.65% 5/25/33 (e)	200,000	204,487
Series 2003-1:
Class A2, 1.92% 6/25/33 (e)	772,460	774,827
Class M1, 2.45% 6/25/33 (e)	300,000	302,306
Series 2003-2:
Class A2, 1.83% 8/25/33 (e)	45,315	45,443
Class M1, 2.33% 8/25/33 (e)	80,000	81,040
Series 2003-3:
Class A2, 1.81% 8/25/33 (e)	223,601	224,089
Class M1, 2.31% 8/25/33 (e)	330,000	334,244
Series 2003-4:
Class M1, 2.25% 10/25/33 (e)	170,000	171,636
Class M2, 3.35% 10/25/33 (e)	200,000	203,796
Series 2003-5:
Class A2, 1.8% 12/25/33 (e)	676,850	678,166
Class M1, 2.15% 12/25/33 (e)	160,000	161,180
Class M2, 3.18% 12/25/33 (e)	70,000	71,291
Series 2003-7 Class A2, 1.83% 3/25/34 (e)	1,332,595	1,336,263
Series 2003-8 Class M1, 2.17% 4/25/34 (e)	260,000	261,488
Series 2004-4 Class A2, 1.68% 10/25/34 (e)	1,188,753	1,190,137
Home Equity Asset Trust NIMS Trust Series 2002-4N Class A, 8% 5/27/33 (a)	23,154	23,212
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 1.67% 8/15/08 (e)	500,000	500,581
Household Credit Card Master Trust I Series 2002-1 Class B, 2.03% 7/15/08 (e)	300,000	301,886
Household Home Equity Loan Trust:
Series 2002-3 Class A, 1.73% 7/20/32 (e)	101,126	101,314
Series 2003-1 Class M, 1.91% 10/20/32 (e)	83,838	84,030
Series 2003-2:
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Household Home Equity Loan Trust: - continued
Class A, 1.75% 9/20/33 (e)	$ 440,445	$ 441,398
Class M, 2% 9/20/33 (e)	129,169	129,628
Series 2004-1 Class M, 1.93% 9/20/33 (e)	480,000	480,000
Household Mortgage Loan Trust:
Series 2002-HC1:
Class A, 1.72% 5/20/32 (e)	199,402	199,899
Class M, 2.07% 5/20/32 (e)	95,237	95,365
Series 2003-HC1:
Class A, 1.77% 2/20/33 (e)	364,323	365,078
Class M, 2.07% 2/20/33 (e)	192,571	193,549
Series 2003-HC2:
Class A2, 1.75% 6/20/33 (e)	390,541	391,274
Class M, 2.02% 6/20/33 (e)	329,858	327,038
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class A, 1.55% 1/18/11 (e)	1,000,000	1,001,242
Series 2002-3 Class B, 2.63% 9/15/09 (e)	150,000	151,664
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 1.62% 12/17/07 (e)	429,930	430,124
Keycorp Student Loan Trust Series 1999-A Class A2, 1.9163% 12/27/09 (e)	360,360	361,368
Long Beach Mortgage Loan Trust:
Series 2001-4 Class 2M1, 2.4% 3/25/32 (e)	765,000	772,561
Series 2003-1:
Class A2, 1.85% 3/25/33 (e)	111,602	111,797
Class M1, 2.37% 3/25/33 (e)	300,000	303,630
Series 2003-2 Class M1, 2.27% 6/25/33 (e)	500,000	503,366
Series 2003-3 Class M1, 2.2% 7/25/33 (e)	340,000	342,947
MASTR ABS NIMS Trust:
Series 2002-OPT1 Class NOTE, 2% 11/26/07 (a)(e)	405	405
Series 2003-OPT1 Class NOTE, 1.83% 2/26/08 (a)(e)	25,054	25,062
MASTR Asset Backed Securities Trust Series 2004 FRE1 Class M1, 2.02% 7/25/34 (e)	485,000	485,000
MBNA Asset Backed Note Trust Series 2000-K Class C, 2.18% 3/17/08 (a)(e)	1,000,000	1,003,600
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 1.755% 10/15/08 (e)	1,250,000	1,253,165
Series 2001-B2 Class B2, 1.74% 1/15/09 (e)	1,000,000	1,003,604
Series 2002-B2 Class B2, 1.76% 10/15/09 (e)	1,034,000	1,038,792
Series 2002-B4 Class B4, 1.88% 3/15/10 (e)	630,000	635,343
Series 2003-B2 Class B2, 1.77% 10/15/10 (e)	125,000	125,690
Series 2003-B3 Class B3, 1.755% 1/18/11 (e)	75,000	75,188
Series 2003-B5 Class B5, 1.75% 2/15/11 (e)	485,000	488,499
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
MBNA Master Credit Card Trust II:
Series 1997-J Class B, 1.68% 2/15/07 (e)	$ 500,000	$ 500,114
Series 1998-E Class B, 1.47% 9/15/10 (e)	200,000	201,002
Series 1998-G Class B, 1.78% 2/17/09 (e)	500,000	501,346
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.95% 7/25/34 (e)	150,000	149,995
Class M2, 2% 7/25/34 (e)	25,000	24,999
Class M3, 2.4% 7/25/34 (e)	50,000	49,998
Class M4, 2.55% 7/25/34 (e)	50,000	49,998
Merrill Lynch Mortgage Investors, Inc.:
Series 2002-HE1N Class N1, 2.05% 11/25/09 (a)(e)	34,457	34,445
Series 2003-HE1 Class A1, 1.9% 7/25/34 (e)	857,761	858,690
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.55% 12/27/32 (e)	125,000	127,078
Series 2003-HE1 Class M2, 3.35% 5/25/33 (e)	325,000	331,014
Series 2003-NC10 Class M1, 2.13% 10/25/33 (e)	830,000	835,240
Series 2003-NC5 Class M2, 3.45% 4/25/33 (e)	200,000	203,368
Series 2003-NC6 Class M2, 3.4% 6/27/33 (e)	630,000	643,366
Series 2003-NC8 Class M1, 2.15% 9/25/33 (e)	120,000	120,583
Series 2004-HE6 Class A2, 1.96% 8/25/34 (b)(e)	2,000,000	2,000,000
Series 2004-NC6 Class A2, 1.8019% 9/25/34 (e)	630,000	630,000
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 2.3% 2/25/32 (e)	800,000	810,842
Class M2, 2.85% 2/25/32 (e)	500,000	504,138
Series 2001-NC1 Class M2, 2.52% 10/25/31 (e)	100,000	100,352
Series 2001-NC3 Class M2, 2.95% 10/25/31 (e)	225,000	227,405
Series 2001-NC4:
Class M1, 2.45% 1/25/32 (e)	140,000	142,223
Class M2, 3.1% 1/25/32 (e)	105,000	106,575
Series 2002-AM3 Class A3, 1.94% 2/25/33 (e)	109,916	110,301
Series 2002-HE1 Class M1, 2.05% 7/25/32 (e)	145,000	145,693
Series 2002-HE2 Class M2, 2.7% 8/25/32 (e)	100,000	100,552
Series 2002-NC3 Class M1, 2.17% 8/25/32 (e)	100,000	100,916
Series 2002-NC4 Class M2, 3.05% 9/25/32 (e)	75,000	75,685
Series 2002-OP1 Class M1, 2.2% 9/25/32 (e)	95,000	95,746
Series 2003-NC1 Class M2, 3.5% 11/25/32 (e)	130,000	131,910
Series 2003-NC2 Class M2, 3.45% 2/25/33 (e)	165,000	168,989
Navistar Financial Corp. Owner Trust Series 2001-B Class B, 4.83% 11/17/08	565,284	571,600
New Century Finance NIMS Trust Series 2003-A Class NOTE, 8.5% 10/25/33 (a)	173,685	174,825
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
New Century Home Equity Loan Trust Series 2003-2:
Class A2, 1.88% 1/25/33 (e)	$ 129,049	$ 129,296
Class AIO, 4.5% 3/25/05 (e)(h)	13,302,840	295,323
Nissan Auto Lease Trust Series 2003-A Class A3A, 1.3788% 6/15/09 (e)	1,000,000	1,001,226
NovaStar Home Equity Loan Series 2004-1:
Class M1, 1.9% 6/25/34 (e)	100,000	100,094
Class M4, 2.425% 6/25/34 (e)	170,000	170,252
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 1.9% 12/25/33 (e)	743,128	743,751
Onyx Acceptance Owner Trust Series 2003-D Class A3, 2.4% 12/15/07	470,000	468,919
Option One Mortgage Loan Trust Series 2003-6 Class M1, 2.1% 11/25/33 (e)	1,025,000	1,030,353
Park Place Securities, Inc.:
Series 2004 WCW Class M1, 2.17% 8/25/34 (b)(e)	270,000	270,000
Series 2004 WCW1:
Class M2, 2.22% 8/25/34 (b)(e)	470,000	470,000
Class M3, 2.79% 8/25/34 (b)(e)	435,000	435,000
Providian Gateway Master Trust Series 2002-B Class A, 2.08% 6/15/09 (a)(e)	400,000	400,967
Residential Asset Mortgage Products, Inc.:
Series 2003-RP2 Class A1, 1.95% 9/25/33 (a)(e)	353,313	354,417
Series 2004-RS6:
Class 2M2, 2.63% 6/25/34 (e)	250,000	249,992
Class 2M3, 2.78% 6/25/34 (e)	250,000	249,992
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.85% 4/25/33 (e)	113,137	113,501
Saxon Asset Securities Trust Series 2004 2 Class MV1, 2.03% 10/25/34 (e)	415,000	415,000
Sears Credit Account Master Trust II:
Series 1998-2 Class A, 5.25% 10/16/08	62,500	62,786
Series 2002-4:
Class A, 1.51% 8/18/09 (e)	800,000	800,960
Class B, 1.805% 8/18/09 (e)	1,080,000	1,082,710
Series 2002-5 Class B, 2.63% 11/17/09 (e)	500,000	501,326
Specialty Underwriting & Residential Finance Series 2003-BC3 Class M1, 2.1% 8/25/34 (e)	1,000,000	1,004,421
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 1.81% 2/25/34 (e)	142,829	142,824
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.83% 3/15/11 (a)(e)	675,000	675,527
Terwin Mortgage Trust:
Series 2003-8HE, Class A, 1.92% 12/25/34 (e)	374,496	374,719
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Terwin Mortgage Trust: - continued
Series 2003-4HE Class A1, 1.88% 9/25/34 (e)	$ 778,582	$ 781,835
Series 2003-6HE Class A1, 1.92% 11/25/33 (e)	285,723	287,179
Series 2004-1HE Class A1, 1.96% 2/25/35 (a)(e)	368,633	368,633
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	403,706	404,855
WFS Financial 2004-3 Owner Trust Series 2004 3 Class D, 4.07% 2/17/12	660,000	660,000
TOTAL ASSET-BACKED SECURITIES (Cost $109,646,377)		109,962,209
Collateralized Mortgage Obligations - 9.6%

Private Sponsor - 5.7%
Countrywide Home Loans, Inc.:
floater Series 2004 16 Class A1, 1.7688% 8/25/34 (e)	1,250,000	1,250,000
sequential pay Series 2002-5 Class 2A1, 6% 4/25/17	161,939	161,675
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR7 Class 6A2, 1.85% 8/25/34 (e)	1,025,000	1,025,000
Series 2004-AR2 Class 6A1, 1.85% 3/25/34 (e)	852,587	851,317
Series 2004-AR3 Class 6A2, 1.82% 3/25/34 (e)	339,077	339,872
Series 2004-AR5 Class 11A2, 1.82% 6/25/34 (e)	501,440	500,361
Series 2004-AR6 Class 9A2, 1.82% 7/25/34 (e)	610,398	610,398
Series 2003-TFLA Class F, 1.9433% 4/15/13 (a)(e)	235,000	236,780
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 1.76% 3/20/44 (e)	95,000	95,089
Class 1C, 2.45% 3/20/44 (e)	280,000	280,788
Class 1M, 1.96% 3/20/44 (e)	130,000	130,163
Series 2004-2:
Class 1A2, 1.4381% 6/20/28 (e)	500,000	500,000
Class 1B, 1.5381% 6/20/44 (e)	100,000	100,000
Class 1C, 2.0681% 6/20/44 (e)	365,000	365,000
Class 1M, 1.6481% 6/20/44 (e)	185,000	185,000
Holmes Financing PLC floater:
Series 7 Class 2M, 2.4% 7/15/40 (e)	195,000	197,541
Series 8:
Class 1B, 1.73% 7/15/40 (e)	145,000	145,000
Class 1C, 2.22% 7/15/40 (e)	1,040,000	1,040,325
Class 2A, 1.68% 4/15/11 (e)	1,400,000	1,400,109
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Holmes Financing PLC floater: - continued
Series 8:
Class 2B, 1.77% 7/15/40 (e)	$ 190,000	$ 190,000
Class 2C, 2.32% 7/15/40 (e)	775,000	775,242
Impac CMB Trust floater Series 2004 6 Class 1A2, 1.84% 10/25/34 (e)	504,116	503,620
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 1.84% 3/25/28 (e)	447,161	448,552
Class 2A2, 1.59% 3/25/28 (e)	159,700	160,827
Series 2003-B Class A1, 1.79% 4/25/28 (e)	411,755	413,100
Series 2003-E Class A2, 1.51% 10/25/28 (e)	870,224	869,459
Series 2003-F Class A2, 1.49% 10/25/28 (e)	899,961	903,301
Series 2004-A Class A2, 1.4% 4/25/29 (e)	1,118,446	1,113,769
Series 2004-B Class A2, 1.8525% 6/25/29 (e)	1,142,977	1,139,649
Series 2004-C Class A2, 2.1506% 7/25/29 (e)	1,536,888	1,536,708
Series 2003-G Class XA1, 1% 1/25/29 (h)	4,012,587	69,280
Permanent Financing PLC floater:
Series 3:
Class 1C, 2.36% 6/10/42 (e)	1,000,000	1,001,037
Class 2C, 2.46% 6/10/42 (e)	205,000	206,025
Series 4 Class 2C, 2.13% 6/10/42 (e)	1,145,000	1,144,730
Series 5:
Class 1C, 1.9878% 6/10/42 (e)	260,000	260,000
Class 2C, 2.1378% 6/10/42 (e)	390,000	390,000
Class 3C, 2.2878% 6/10/42 (e)	825,000	825,000
Residential Asset Mortgage Products, Inc.:
sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	535,158	554,474
Series 2004-SL2 Class A1, 6.5% 11/25/16	210,971	218,191
Series 2003-RP1 Class A, 1.95% 4/25/34 (e)	302,025	303,440
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2002-A:
Class B4, 3.1631% 10/10/34 (a)(e)	97,895	99,423
Class B5, 3.7131% 10/10/34 (a)(e)	97,895	99,179
Class B6, 4.2131% 10/10/34 (a)(e)	97,895	99,852
Series 2003-A:
Class B4, 3.1631% 3/10/35 (a)(e)	98,057	99,507
Class B5, 3.7131% 3/10/35 (a)(e)	98,057	100,052
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(h)	$ 14,724,128	$ 157,594
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 1.5% 9/20/33 (e)	866,753	863,898
Series 2003-7 Class A2, 1.8788% 1/20/34 (e)	448,491	448,079
Series 2004-6 Class A3B, 2.3063% 7/20/34 (e)	1,968,357	1,960,975
Series 2004-7 Class A3A, 2.285% 8/20/34 (e)	1,030,000	1,030,000
Series 2004-1 Class A, 1.47% 2/20/34 (e)	622,928	621,654
Series 2004-4 Class A, 1.6081% 5/20/34 (e)	494,060	491,934
Series 2004-5 Class A3, 1.8625% 6/20/34 (e)	785,590	785,590
Series 2004-6 Class A3A, 2.1638% 6/20/35 (e)	984,178	984,178
Series 2004-7 Class A3B, 2.53% 7/20/34 (e)	2,000,000	2,000,000
Structured Asset Securities Corp. floater Series 2004 NP1 Class A, 1.7% 9/25/33 (a)(e)	491,185	491,185
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	307,287	311,082
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	127,106	134,236
TOTAL PRIVATE SPONSOR		33,219,240
U.S. Government Agency - 3.9%
Fannie Mae:
floater Series 2002-89 Class F, 1.75% 1/25/33 (e)	253,528	253,747
planned amortization class:
Series 1994-81 Class PJ, 8% 7/25/23	167,594	169,186
Series 2002-81 Class PU, 4.5% 5/25/20	2,280,000	2,315,511
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2002-11 Class QF, 1.95% 3/25/32 (e)	310,453	312,377
Series 2002-36 Class FT, 1.95% 6/25/32 (e)	283,736	286,215
Series 2002-64 Class FE, 1.76% 10/18/32 (e)	166,702	167,459
Series 2002-74 Class FV, 1.9% 11/25/32 (e)	187,464	188,841
Series 2003-11:
Class DF, 1.9% 2/25/33 (e)	236,047	237,000
Class EF, 1.9% 2/25/33 (e)	198,423	198,909
planned amortization class:
Series 2001-62 Class PG, 6.5% 10/25/30	200,739	204,985
Series 2002-52 Class PA, 6% 4/25/31	46,468	47,279
Series 2002-55 Class QB, 5.5% 8/25/12	38,458	38,481
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2002-8 Class PD, 6.5% 7/25/30	$ 821,128	$ 842,593
Series 2003-17 Class PQ, 4.5% 3/25/16	855,000	864,768
sequential pay Series 2001-15 Class VA, 6% 6/25/10	51,073	51,213
Series 2002-50 Class LE, 7% 12/25/29	275,508	281,897
Series 2004-31 Class IA, 4.5% 6/25/10 (h)	635,000	44,906
Freddie Mac planned amortization class:
Series 2091 Class PP, 6% 2/15/27	653,693	661,064
Series 2256 Class MB, 7.25% 5/15/30	332,440	337,008
Series 2360 Class PW, 6% 11/15/14	130,992	131,149
Series 2517 Class TL, 4.5% 4/15/26	205,714	205,657
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 1.78% 11/15/32 (e)	70,321	70,592
Series 2538 Class FB, 1.78% 12/15/32 (e)	325,696	326,966
Series 2551 Class FH, 1.83% 1/15/33 (e)	177,370	177,960
planned amortization class:
Series 1675 Class H, 6.375% 10/15/22	43,799	43,870
Series 1732 Class H, 6.5% 11/15/22	27,529	27,510
Series 2293 Class WD, 6.5% 12/15/29	320,072	320,233
Series 2368 Class PQ, 6.5% 8/15/30	172,631	173,985
Series 2376 Class JC, 5.5% 2/15/14	543,459	546,033
Series 2394 Class ND, 6% 6/15/27	643,115	658,652
Series 2398 Class DK, 6.5% 1/15/31	365,048	370,058
Series 2420 Class BE, 6.5% 12/15/30	848,802	870,546
Series 2430 Class OB, 6% 10/15/26	6,740	6,732
Series 2435:
Class EL, 6% 9/15/27	206,268	206,192
Class GD, 6.5% 2/15/30	239,369	241,011
Series 2443 Class TD, 6.5% 10/15/30	785,280	807,271
Series 2461 Class PG, 6.5% 1/15/31	645,371	662,074
Series 2466 Class EC, 6% 10/15/27	378,177	381,128
Series 2473 Class JB, 5.5% 2/15/29	385,275	386,876
Series 2483 Class DC, 5.5% 7/15/14	1,112,604	1,133,179
Series 2490 Class PM, 6% 7/15/28	579,932	590,707
Series 2496 Class OC, 5.5% 9/15/14	2,675,257	2,734,940
Series 2557 Class MA, 4.5% 7/15/16	190,980	193,259
Series 2748 Class IB, 4.5% 3/15/10 (h)	1,572,500	102,616
Series 2776 Class UJ, 4.5% 5/15/20 (h)	755,951	58,608
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2129 Class VM, 6% 1/15/06	$ 510,367	$ 510,020
Series 2445 Class BD, 6.5% 6/15/30	51,013	51,138
Series 2448 Class D, 5.5% 5/15/12	87,370	87,406
Series 2480 Class QW, 5.75% 2/15/30	380,851	384,624
Series 1803 Class A, 6% 12/15/08	317,256	328,627
Series 2749 Class MZ, 5% 2/15/24	79,291	79,277
Series 2802 Class Z, 5.5% 4/15/33	325,227	325,117
Series 2807:
Class TZ, 6% 12/15/31	160,907	161,724
Class ZK, 6% 12/15/31	81,474	81,321
Series FHR 2762 Class BZ, 5% 3/15/34	865,976	866,165
Series FHR 2809 Class WZ, 5% 3/15/34	534,209	534,286
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 1.79% 1/16/27 (e)	199,523	200,704
planned amortization class:
Series 1999-17 Class PC, 6.5% 10/16/27	31,352	31,358
Series 2002-57 Class PJ, 6% 1/20/29	45,768	46,026
TOTAL U.S. GOVERNMENT AGENCY		22,619,036
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $55,886,665)		55,838,276
Commercial Mortgage Securities - 3.8%

Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 1.6713% 9/8/14 (a)(e)	64,481	64,482
Series 2003-BBA2:
Class A3, 1.7% 11/15/15 (a)(e)	340,000	340,052
Class C, 1.85% 11/15/15 (a)(e)	70,000	70,344
Class D, 1.93% 11/15/15 (a)(e)	110,000	110,635
Class F, 2.28% 11/15/15 (a)(e)	80,000	80,669
Class H, 2.78% 11/15/15 (a)(e)	70,000	70,520
Class J, 3.33% 11/15/15 (a)(e)	70,000	71,100
Class K, 2.8103% 11/15/15 (a)(e)	65,000	65,663
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 1.88% 8/25/33 (a)(e)	425,279	427,672
Series 2003-2 Class A, 2.03% 12/25/33 (a)(e)	1,052,882	1,054,724
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust floater: - continued
Series 2004 2 Class M1:
1.82% 8/25/34 (a)(e)	$ 638,502	$ 638,502
1.97% 8/25/34 (a)(e)	204,520	204,520
Series 2004-1:
Class A, 1.66% 4/25/34 (a)(e)	585,208	584,842
Class B, 3.35% 4/25/34 (a)(e)	97,535	97,474
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A Class A1, 1.4913% 4/14/15 (a)(e)	683,229	683,175
Series 2003-WEST Class A, 1.9613% 1/3/15 (a)(e)	369,643	371,201
Series 2004-BBA3 Class E, 2.15% 6/15/17 (a)(e)	960,000	960,000
Series 2004-ESA Class A2, 1.67% 5/14/16 (a)(e)	565,000	565,282
Series 2004-HS2A:
Class E, 2.1113% 1/14/16 (a)(e)	125,000	125,572
Class F, 2.2613% 1/14/16 (a)(e)	75,000	75,331
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 1.76% 2/15/12 (a)(e)	800,000	800,658
COMM floater:
Series 2000-FL3A Class C, 2.14% 11/15/12 (a)(e)	559,444	558,905
Series 2002-FL6:
Class K4M, 3.38% 6/14/14 (a)(e)	100,000	100,545
Class L4M, 3.68% 6/14/14 (a)(e)	100,000	100,638
Class M4M, 4.13% 6/14/14 (a)(e)	100,000	99,980
Series 2002-FL7:
Class A2, 1.73% 11/15/14 (a)(e)	161,243	161,258
Class C, 1.88% 11/15/14 (a)(e)	555,000	555,091
Class F, 2.68% 11/15/14 (a)(e)	1,000,000	1,005,862
Class H, 3.63% 11/15/14 (a)(e)	150,000	149,309
Series 2003-FL9 Class B, 1.88% 11/15/15 (a)(e)	1,195,000	1,197,991
Commercial Mortgage Pass Through Certificates floater Series 2004 HTL1:
Class B, 1.84% 7/15/16 (a)(e)	55,000	55,000
Class D, 1.94% 7/15/16 (a)(e)	120,000	120,000
Class E, 2.14% 7/15/16 (a)(e)	85,000	85,000
Class F, 2.19% 7/15/16 (a)(e)	90,000	90,000
Class H, 2.69% 7/15/16 (a)(e)	265,000	265,000
Class J, 2.84% 7/15/16 (a)(e)	100,000	100,000
Class K, 3.74% 7/15/16 (a)(e)	115,000	115,000
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.:
floater:
Series 2002-TFLA Class C, 1.8238% 11/18/12 (a)(e)	$ 255,000	$ 255,279
Series 2003-TF2A Class A2, 1.7% 11/15/14 (a)(e)	700,000	700,155
Series 2004-FL1 Class B, 1.6888% 5/15/14 (a)(e)	1,000,000	1,000,000
Series 2004-TFL1:
Class A2, 1.57% 2/15/14 (a)(e)	505,000	504,817
Class E, 1.93% 2/15/14 (a)(e)	200,000	200,888
Class F, 1.98% 2/15/14 (a)(e)	175,000	175,835
Class G, 2.23% 2/15/14 (a)(e)	125,000	125,515
Class H, 2.48% 2/15/14 (a)(e)	100,000	100,416
Class J, 2.78% 2/15/14 (a)(e)	50,000	50,265
Series 2003-TFLA Class G, 1.9433% 4/15/13 (a)(e)	145,000	139,201
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 4.61% 7/5/18 (a)(e)	127,697	127,697
GS Mortgage Securities Corp. II floater Series 2000-GSFL Class A, 1.66% 8/15/12 (a)(e)	274,884	274,875
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 3.8516% 4/10/15 (a)(e)	420,000	415,178
KSL Resorts floater Series 2003-1A:
Class A, 1.93% 5/15/13 (a)(e)	200,000	200,068
Class B, 2.08% 5/15/13 (a)(e)	200,000	200,068
Class K, 4.03% 5/15/13 (a)(e)	200,000	200,985
Class L, 4.23% 5/15/13 (a)(e)	200,000	200,984
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2001-LLFA:
Class A, 1.4513% 8/16/13 (a)(e)	17,596	17,595
Class C, 1.5613% 8/16/13 (a)(e)	300,000	299,992
Series 2003-C4A Class H, 4.3631% 7/11/15 (a)(e)	933,108	933,108
Series 2003-LLFA:
Class A2, 1.6013% 12/16/14 (a)(e)	490,000	491,393
Class C, 1.9113% 12/16/14 (a)(e)	110,000	111,065
Morgan Stanley Dean Witter Capital I Trust floater Series 2001-XLF:
Class A2, 1.91% 10/7/13 (a)(e)	410,145	410,104
Class F, 3.3% 10/7/13 (a)(e)	740,458	733,299
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2003-CDCA:
Class HBST, 2.98% 2/15/15 (a)(e)	80,000	80,100
Class HEXB, 3.28% 2/15/15 (a)(e)	30,000	30,038
Class JBST, 3.18% 2/15/15 (a)(e)	60,000	60,075
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2003-CDCA: - continued
Class JEXB, 3.48% 2/15/15 (a)(e)	$ 50,000	$ 50,063
Class KBST, 3.53% 2/15/15 (a)(e)	35,000	35,044
Class KEXB, 3.88% 2/15/15 (a)(e)	40,000	40,050
SDG Macerich Properties LP floater Series 2000-1 Class A3, 1.5788% 5/15/09 (a)(e)	500,000	500,797
STRIPs III Ltd./STRIPs III Corp. floater Series 2004-1A Class A, 1.7713% 3/24/18 (a)(e)	652,638	652,638
Wachovia Bank Commercial Mortgage Trust floater Series 2004-WHL3:
Class A2, 1.56% 3/15/14 (a)(e)	255,000	255,173
Class E, 1.88% 3/15/14 (a)(e)	160,000	160,717
Class F, 1.93% 3/15/14 (a)(e)	130,000	130,567
Class G, 2.16% 3/15/14 (a)(e)	65,000	65,287
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,090,796)		22,151,328
Municipal Securities - 0.2%

Lowndes County Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1999, 1.75%, VRDN (e)(g) (Cost $1,000,000)	1,000,000	1,000,000
Commercial Paper - 0.4%

Comcast Corp. 1.86% 9/22/04 (a) (Cost $1,994,523)	2,000,000	1,994,976
Fixed-Income Funds - 34.3%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $199,099,416)	2,003,403	199,458,843
Cash Equivalents - 17.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 7/30/04 due 8/2/04) (Cost $99,895,000) (i)	$ 99,906,380	$ 99,895,000
TOTAL INVESTMENT PORTFOLIO - 95.4% (Cost $553,780,835)		554,324,157
NET OTHER ASSETS - 4.6%		26,898,005
NET ASSETS - 100%		$ 581,222,162
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
46 Eurodollar 90 Day Index Contracts	Sept. 2004	$ 45,776,900	$ (7,163)
93 Eurodollar 90 Day Index Contracts	Dec. 2004	92,451,300	(10,544)
89 Eurodollar 90 Day Index Contracts	March 2005	88,385,900	(70,493)
88 Eurodollar 90 Day Index Contracts	June 2005	87,311,400	(107,352)
89 Eurodollar 90 Day Index Contracts	Sept. 2005	88,227,925	(63,906)
44 Eurodollar 90 Day Index Contracts	Dec. 2005	43,512,802	35,974
TOTAL EURODOLLAR CONTRACTS		445,666,227	(223,484)
Sold
Eurodollar Contracts
2 Eurodollar 90 Day Index Contracts	March 2006	$ 1,980,000	$ (2,385)
2 Eurodollar 90 Day Index Contracts	June 2006	1,979,075	(2,735)
1 Eurodollar 90 Day Index Contracts	Sept. 2006	989,113	(1,643)
TOTAL EURODOLLAR CONTRACTS		4,948,188	(6,763)
		$ 450,614,415	$ (230,247)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive annually a fixed rate of .6% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 2, par value of the proportional notional amount (d)

	Sept. 2009	$ 2,000,000	$ (1,860)
Receive quarterly notional amount multiplied by .21% and pay Goldman Sachs upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 7.25% 10/1/04	August 2004	1,000,000	86
Receive quarterly notional amount multiplied by .69% and pay Bank of America upon default event of Cox Communications, Inc., par value of the notional amount of Cox Communications, Inc. 7.75% 11/1/10	Sept. 2009	2,500,000	142
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	2,000,000	919
		$ 7,500,000	$ (713)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,715,878 or 5.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,993,674.
(d) Dow Jones CDX N.A. Investment Grade 2 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$99,895,000 due 8/2/04 at 1.37%
Banc of America Securities LLC.	$ 36,948,418
Bank of America, National Association	16,785,755
Bear Stearns & Co. Inc.	4,196,439
BNP Paribas Securities Corp.	4,196,439
Goldman, Sachs & Co.	4,196,439
Morgan Stanley & Co. Incorporated.	33,571,510
$ 99,895,000
Income Tax Information
The fund hereby designates approximately $611,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $99,895,000) (cost $553,780,835) - See accompanying schedule		$ 554,324,157
Cash		12,057
Receivable for investments sold		39,775,969
Receivable for fund shares sold		1,096,050
Interest receivable		1,230,060
Receivable for daily variation on futures contracts		96,463
Prepaid expenses		465
Receivable from investment adviser for expense reductions		22,285
Other affiliated receivables		30
Total assets		596,557,536

Liabilities
Payable for investments purchased Regular delivery	$ 2,621,522
Delayed delivery	11,392,993
Payable for fund shares redeemed	964,388
Distributions payable	68,141
Swap agreements, at value	713
Accrued management fee	196,099
Distribution fees payable	49
Other affiliated payables	62,346
Other payables and accrued expenses	29,123
Total liabilities		15,335,374

Net Assets		$ 581,222,162
Net Assets consist of:
Paid in capital		$ 580,775,927
Distributions in excess of net investment income		(122,365)
Accumulated undistributed net realized gain (loss) on investments		256,050
Net unrealized appreciation (depreciation) on investments		312,550
Net Assets		$ 581,222,162

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($316,032 ÷ 31,447 shares)	$ 10.05

Maximum offering price per share (100/98.50 of $10.05)	$ 10.20
Class T: Net Asset Value and redemption price per share ($355,504 ÷ 35,384 shares)	$ 10.05

Maximum offering price per share (100/98.50 of $10.05)	$ 10.20

Fidelity Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($580,174,362 ÷ 57,743,390 shares)	$ 10.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($376,264 ÷ 37,452 shares)	$ 10.05

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2004

Investment Income
Interest		$ 6,831,755

Expenses
Management fee	$ 1,655,296
Transfer agent fees	495,131
Distribution fees	63
Accounting fees and expenses	101,861
Non-interested trustees' compensation	1,713
Custodian fees and expenses	9,529
Registration fees	111,089
Audit	29,534
Legal	3,297
Miscellaneous	11,827
Total expenses before reductions	2,419,340
Expense reductions	(289,859)	2,129,481
Net investment income (loss)		4,702,274
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	151,236
Futures contracts	165,064
Swap agreements	11,402
Total net realized gain (loss)		327,702
Change in net unrealized appreciation (depreciation) on: Investment securities	401,779
Futures contracts	(303,545)
Swap agreements	(3,720)
Total change in net unrealized appreciation (depreciation)		94,514
Net gain (loss)		422,216
Net increase (decrease) in net assets resulting from operations		$ 5,124,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2004	August 29, 2002 (commencement of operations) to July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,702,274	$ 1,708,506
Net realized gain (loss)	327,702	61,931
Change in net unrealized appreciation (depreciation)	94,514	218,036
Net increase (decrease) in net assets resulting from operations	5,124,490	1,988,473
Distributions to shareholders from net investment income	(4,708,387)	(1,913,077)
Share transactions - net increase (decrease)	355,546,941	225,077,055
Redemption fees	56,247	50,420
Total increase (decrease) in net assets	356,019,291	225,202,871

Net Assets
Beginning of period	225,202,871	-
End of period (including distributions in excess of net investment income of $122,365 and distributions in excess of net investment income of $69,342, respectively)	$ 581,222,162	$ 225,202,871

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended July 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04
Income from Investment Operations
Net investment income (loss) E	.013
Net realized and unrealized gain (loss)	.011
Total from investment operations	.024
Distributions from net investment income	(.014)
Redemption fees added to paid in capital E, H	-
Net asset value, end of period	$ 10.05
Total Return B, C, D	.24%
Ratios to Average Net Assets G
Expenses before expense reductions	.85% A
Expenses net of voluntary waivers, if any	.70% A
Expenses net of all reductions	.70% A
Net investment income (loss)	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 316
Portfolio turnover rate	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended July 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04
Income from Investment Operations
Net investment income (loss) E	.013
Net realized and unrealized gain (loss)	.010
Total from investment operations	.023
Distributions from net investment income	(.013)
Redemption fees added to paid in capital E, H	-
Net asset value, end of period	$ 10.05
Total Return B, C, D	.23%
Ratios to Average Net Assets G
Expenses before expense reductions	.86% A
Expenses net of voluntary waivers, if any	.70% A
Expenses net of all reductions	.70% A
Net investment income (loss)	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 356
Portfolio turnover rate	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Ultra-Short Bond

Years ended July 31,	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.122	.137
Net realized and unrealized gain (loss)	.029	.052
Total from investment operations	.151	.189
Distributions from net investment income	(.122)	(.173)
Redemption fees added to paid in capital D	.001	.004
Net asset value, end of period	$ 10.05	$ 10.02
Total Return B, C	1.52%	1.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.62%	.70% A
Expenses net of voluntary waivers, if any	.55%	.55% A
Expenses net of all reductions	.55%	.55% A
Net investment income (loss)	1.21%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 580,174	$ 225,203
Portfolio turnover rate	53%	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 29, 2002 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended July 31,	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04
Income from Investment Operations
Net investment income (loss) D	.015
Net realized and unrealized gain (loss)	.010
Total from investment operations	.025
Distributions from net investment income	(.015)
Redemption fees added to paid in capital D, G	-
Net asset value, end of period	$ 10.05
Total Return B, C	.25%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A
Expenses net of voluntary waivers, if any	.55% A
Expenses net of all reductions	.55% A
Net investment income (loss)	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 376
Portfolio turnover rate	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2004

1. Significant Accounting Policies.

Fidelity Ultra-Short Bond Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Fidelity Ultra Short Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to futures transactions, swap agreements, market discount and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,097,028
Unrealized depreciation	(543,865)
Net unrealized appreciation (depreciation)	553,163
Undistributed ordinary income	464,338
Cost for federal income tax purposes	$ 553,770,994

The tax character of distributions paid was as follows:

	July 31, 2004	July 31, 2003
Ordinary Income	$ 4,708,387	$ 1,857,271
Long-term Capital Gains	-	55,806
Total	$ 4,708,387	$ 1,913,077

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares purchased and held in the fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Futures Contracts - continued

"Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

2. Operating Policies - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $249,049,133 and $49,994,219, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 28	$ 17
Class T	0%	.15%	35	25
			$ 63	$ 42

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges are .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 207
Class T	91
$ 298

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Ultra Short Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Ultra Short Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 40	.21*
Class T	52	.22*
Fidelity Ultra-Short Bond	494,966.13
Institutional Class	73	.18*
	$ 495,131

* Annualized

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,452,636 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.70%	$ 30
Class T	.70%	38
Fidelity Ultra-Short Bond	.55%	288,280
Institutional Class	.55%	51
		$ 288,399

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expense by $1,460.

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2004 A	2003 B
From net investment income
Class A	$ 200	$ -
Class T	262	-
Fidelity Ultra-Short Bond	4,707,454	1,913,077
Institutional Class	471	-
Total	$ 4,708,387	$ 1,913,077

A Distributions for Class A, Class T and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

B Distributions for Fidelity Ultra-Short Bond for the period August 29, 2002 (commencement of operations) to July 31, 2003.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2004 A	2003 B	2004 A	2003 B
Class A
Shares sold	31,506	-	$ 316,495	$ -
Reinvestment of distributions	19	-	195	-
Shares redeemed	(78)	-	(780)	-
Net increase (decrease)	31,447	-	$ 315,910	$ -
Class T
Shares sold	35,358	-	$ 355,050	$ -
Reinvestment of distributions	26	-	262	-
Net increase (decrease)	35,384	-	$ 355,312	$ -
Fidelity Ultra-Short Bond
Shares sold	59,927,755	32,991,854	$ 602,349,405	$ 330,589,127
Reinvestment of distributions	418,048	163,959	4,203,573	1,643,470
Shares redeemed	(25,071,625)	(10,686,601)	(252,053,274)	(107,155,542)
Net increase (decrease)	35,274,178	22,469,212	$ 354,499,704	$ 225,077,055
Institutional Class
Shares sold	37,405	-	$ 375,544	$ -
Reinvestment of distributions	47	-	471	-
Net increase (decrease)	37,452	-	$ 376,015	$ -

A Share transactions for Class A, Class T and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

B Share transactions for Fidelity Ultra-Short Bond for the period August 29, 2002 (commencement of operations) to July 31, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 13, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 295 funds advised by FMR or an affiliate. Mr. McCoy oversees 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Ultra-Short Bond (2002). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks and Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Income Fund. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 2002

Vice President of Ultra-Short Bond. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Ultra-Short Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Andrew Dudley (39)

Year of Election or Appointment: 2002

Vice President of Ultra-Short Bond and other funds advised by FMR. Prior to joining Fidelity in 1996 as a portfolio manager, Mr. Dudley served as a quantitative analyst and portfolio manager for Putnam Investments.

Eric D. Roiter (55)

Year of Election or Appointment: 2002

Secretary of Ultra-Short Bond. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Ultra-Short Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Ultra-Short Bond. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Ultra-Short Bond. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance officer of Ultra-Short Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Ultra-Short Bond. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Ultra-Short Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 2002 Assistant Treasurer of Ultra-Short Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of Ultra-Short Bond. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Ultra-Short Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Ultra-Short Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (34)

Year of Election or Appointment: 2004

Assistant Treasurer of Ultra-Short Bond. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2002

Assistant Treasurer of Ultra-Short Bond. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 1.64% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	5,733,332,096.96	79.506
Against	1,101,900,754.51	15.280
Abstain	290,226,743.09	4.025
Broker Non-Votes	85,743,565.56	1.189
TOTAL	7,211,203,160.12	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	6,892,332,738.84	95.578
Withheld	318,870,421.28	4.422
TOTAL	7,211,203,160.12	100.000
Ralph F. Cox
Affirmative	6,882,315,606.74	95.439
Withheld	328,887,553.38	4.561
TOTAL	7,211,203,160.12	100.000
Laura B. Cronin
Affirmative	6,880,811,550.36	95.418
Withheld	330,391,609.76	4.582
TOTAL	7,211,203,160.12	100.000
Robert M. Gates
Affirmative	6,887,483,173.36	95.511
Withheld	323,719,986.76	4.489
TOTAL	7,211,203,160.12	100.000
George H. Heilmeier
Affirmative	6,886,148,619.46	95.492
Withheld	325,054,540.66	4.508
TOTAL	7,211,203,160.12	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	6,864,733,447.98	95.195
Withheld	346,469,712.14	4.805
TOTAL	7,211,203,160.12	100.000
Edward C. Johnson 3d
Affirmative	6,862,922,095.94	95.170
Withheld	348,281,064.18	4.830
TOTAL	7,211,203,160.12	100.000
Donald J. Kirk
Affirmative	6,885,864,179.00	95.488
Withheld	325,338,981.12	4.512
TOTAL	7,211,203,160.12	100.000
Marie L. Knowles
Affirmative	6,893,357,743.67	95.592
Withheld	317,845,416.45	4.408
TOTAL	7,211,203,160.12	100.000
Ned C. Lautenbach
Affirmative	6,893,877,983.36	95.600
Withheld	317,325,176.76	4.400
TOTAL	7,211,203,160.12	100.000
Marvin L. Mann
Affirmative	6,885,633,341.18	95.485
Withheld	325,569,818.94	4.515
TOTAL	7,211,203,160.12	100.000
William O. McCoy
Affirmative	6,886,446,432.81	95.496
Withheld	324,756,727.31	4.504
TOTAL	7,211,203,160.12	100.000
Robert L. Reynolds
Affirmative	6,883,572,713.71	95.457
Withheld	327,630,446.41	4.543
TOTAL	7,211,203,160.12	100.000
William S. Stavropoulos
Affirmative	6,890,488,924.39	95.553
Withheld	320,714,235.73	4.447
TOTAL	7,211,203,160.12	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Focused High Income Fund

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

ULB-UANN-0904
1.789713.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity® Ginnie Mae Fund

Fidelity Government
Income Fund

Fidelity Intermediate
Government Income Fund

Annual Report

July 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ginnie Mae Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Government Income Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Intermediate Government Income Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending October 31, 2004, each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. Each fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of each fund's portfolio holdings, view each fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 to July 31, 2004).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period* February 1, 2004 to July 31, 2004
Ginnie Mae Fund
Actual	$ 1,000.00	$ 1,010.20	$ 3.00
HypotheticalA	$ 1,000.00	$ 1,021.98	$ 3.02
Government Income Fund
Actual	$ 1,000.00	$ 1,000.40	$ 3.13
HypotheticalA	$ 1,000.00	$ 1,021.83	$ 3.17
Intermediate Government Income Fund
Actual	$ 1,000.00	$ 1,000.00	$ 2.93
HypotheticalA	$ 1,000.00	$ 1,022.03	$ 2.97

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Ginnie Mae Fund	.60%
Government Income Fund	.63%
Intermediate Government Income Fund	.59%

Annual Report

Fidelity Ginnie Mae Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity® Ginnie Mae Fund	3.96%	6.43%	6.67%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Ginnie Mae Fund on July 31, 1994. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® GNMA Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Fidelity Ginnie Mae Fund

Comments from Tom Silvia, Portfolio Manager of Fidelity® Ginnie Mae Fund

Investment-grade debt had positive returns for the year ending July 31, 2004, as the Lehman Brothers® Aggregate Bond Index climbed 4.84% in an extremely volatile period. Early on, bonds benefited from the Federal Reserve Board's accommodative monetary policy - the Board kept the fed funds target rate at a 45-year low of 1.00%. Bonds continued to post gains through the first quarter of 2004 amid a backdrop of low inflation and weak employment levels. But that all changed in April, when a surge in job creation caused bond prices to plunge and investors to re-evaluate their expectations about the timing of future rate hikes. Bonds continued their descent in May, and the Fed confirmed investors' fears by hiking rates in June. Treasuries - the most interest-rate-sensitive bond category - fared the worst in this environment, but still posted a 3.85% advance for the year, according to the Lehman Brothers U.S. Treasury Index. Meanwhile, corporate bonds and mortgage securities fared best, as the Lehman Brothers Credit Bond and Mortgage-Backed Securities indexes rose 5.83% and 5.11%, respectively.

For the 12 months ending July 31, 2004, the fund returned 3.96%. During the same period, the LipperSM GNMA Funds Average returned 3.84% and the Lehman Brothers GNMA Index returned 4.67%. Aiding the fund's outperformance of its Lipper peer group average was good security and sector selection, which was driven by the ability of Fidelity's mortgage research group to accurately predict mortgage prepayment speeds. In particular, the fund's performance was boosted by its stake in bonds from the Ginnie Mae II Program, which are made up of single family mortgages with varying interest rates and typically outpaced other Ginnie Mae securities. The fund also benefited from its stake in collateralized mortgage obligations (CMOs), in large part because they tended to experience more predictable levels of prepayment activity. The major disappointment during the period was the fund's stake in Ginnie Mae project loans, which performed poorly due to faster-than-expected prepayments.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Ginnie Mae Fund

Investment Changes

Coupon Distribution as of July 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.3
Less than 4%	2.4	2.2
4 - 4.99%	11.6	6.1
5 - 5.99%	38.9	33.7
6 - 6.99%	34.8	36.3
7 - 7.99%	9.3	15.5
8% and over	1.8	2.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of July 31, 2004
6 months ago
Years	6.1	4.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2004
6 months ago
Years	3.9	3.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2004		As of January 31, 2004
	Mortgage Securities* 92.9%		Mortgage Securities** 90.8%
	CMOs and Other Mortgage Related Securities 12.8%		CMOs and Other Mortgage Related Securities 12.1%
	Short-Term Investments and Net Other Assets*** (5.7)%		Short-Term Investments and Net Other Assets*** (2.9)%
* GNMA Securities	84.5%	** GNMA Securities	83.1%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Ginnie Mae Fund

Investments July 31, 2004

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 92.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 6.8%
4.5% 6/1/33 to 10/1/33	$ 196,726	$ 186,020
5% 10/1/17 to 12/1/18	54,506	55,007
6.5% 10/1/17 to 12/1/24	12,485	13,132
7% 11/1/16 to 3/1/17	3,910	4,149
7.5% 1/1/07 to 4/1/17	9,253	9,806
8.5% 12/1/27	908	1,003
9.5% 9/1/30	740	815
10.25% 10/1/18	74	82
11.5% 5/1/14 to 9/1/15	57	64
12.5% 11/1/13 to 7/1/16	183	207
13.25% 9/1/11	96	112
		270,397
Freddie Mac - 1.6%
4% 4/1/19 to 7/1/19	65,000	62,412
8.5% 6/1/08 to 6/1/25	122	132
9% 7/1/08 to 7/1/21	645	694
9.5% 7/1/30 to 8/1/30	264	290
9.75% 12/1/08 to 4/1/13	43	47
10% 10/1/04 to 11/1/20	1,144	1,265
10.25% 2/1/09 to 11/1/16	574	631
10.5% 5/1/10	10	11
11.25% 2/1/10	34	38
11.75% 11/1/11	18	20
12% 5/1/10 to 2/1/17	136	154
12.5% 11/1/12 to 5/1/15	207	235
13% 5/1/14 to 11/1/14	24	27
13.5% 1/1/13 to 12/1/14	9	10
		65,966
Government National Mortgage Association - 84.5%
3.5% 3/20/34	1,321	1,142
4% 11/20/33	1,963	1,784
4.5% 12/20/32 to 4/20/34	247,302	234,588
5% 6/20/32 to 7/20/34 (a)	1,156,975	1,134,905
5.5% 12/20/18 to 3/20/34	382,846	385,465
6% 12/20/23 to 7/15/34	539,522	554,987
6% 8/1/34 (a)(b)	197,857	203,175
6.5% 4/15/23 to 7/15/34 (b)	410,044	429,404
6.5% 8/1/34 (a)(b)	25,000	26,109
7% 3/15/22 to 7/20/34	222,865	237,036
7% 8/1/34 (a)	3,015	3,203
7.25% 4/15/05 to 12/15/30	1,003	1,075
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
7.5% 4/15/06 to 9/20/32	$ 85,221	$ 91,835
8% 2/15/05 to 7/15/32	32,261	35,314
8.5% 2/15/05 to 2/15/31	10,221	11,253
9% 10/15/04 to 6/15/30	4,325	4,853
9.5% 12/20/15 to 8/20/17	1,388	1,554
10% 6/15/05	1	1
10.5% 1/15/14 to 9/15/19	1,206	1,356
13% 2/15/11 to 5/15/15	281	322
13.5% 7/15/10 to 1/15/15	65	75
		3,359,436
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,673,731)		3,695,799
Collateralized Mortgage Obligations - 9.8%

Private Sponsor - 0.2%
United States Department of Veterans Affairs guaranteed REMIC pass thru certificates Series 1997-1 Class 2K, 7.5% 10/15/09	7,000	7,081
U.S. Government Agency - 9.6%
Fannie Mae target amortization class Series G94-2 Class D, 6.45% 1/25/24	10,072	10,532
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	11,231	11,897
Series 2435 Class GD, 6.5% 2/15/30	2,535	2,553
sequential pay:
Series 2750 Class ZT, 5% 2/15/34	5,228	4,224
Series FHR 2809 Class UB, 4% 9/15/17	8,452	7,944
Series 2750:
Class CZ, 5% 11/15/32	2,264	2,264
Class ZU, 5% 8/15/32	1,611	1,610
Series 2764:
Class ZA, 5% 10/15/32	153	152
Class ZB, 5% 3/15/33	675	675
Class ZC, 4.5% 3/15/19	242	242
Series 2769 Class ZA, 5% 9/15/32	305	304
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class:
Series 1994-4 Class KQ, 7.9875% 7/16/24	2,713	2,928
Series 1999-17 Class PC, 6.5% 10/16/27	492	492
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities: - continued
planned amortization class:
Series 2000-26 Class PK, 7.5% 9/20/30	$ 10,905	$ 11,318
Series 2000-5 Class PD, 7.5% 4/16/29	4,232	4,300
Series 2001-13 Class PC, 6.5% 12/20/28	9,043	9,210
Series 2001-45 Class GC, 6.5% 10/20/30	5,638	5,754
Series 2001-53:
Class PB, 6.5% 11/20/31	10,000	10,350
Class TA, 6% 12/20/30	3,649	3,697
Series 2001-60 Class PD, 6% 10/20/30	15,041	15,638
Series 2001-65 Class PH, 6% 11/20/28	6,323	6,569
Series 2002-19 Class PE, 6% 10/20/30	30,914	31,598
Series 2002-4 Class TB, 6.5% 3/20/31	1,877	1,914
Series 2002-41 Class PD, 6.5% 7/20/30	6,228	6,240
Series 2003-12 Class IO, 5.5% 11/16/25 (d)	29,608	2,638
Series 2003-19:
Class IG, 5.5% 1/16/24 (d)	2,755	149
Class IL, 5.5% 12/16/25 (d)	3,318	404
Series 2003-20:
Class AI, 5.5% 6/16/22 (d)	12,963	413
Class BI, 5.5% 5/16/27 (d)	22,423	2,701
Series 2003-26 Class PI, 5.5% 1/16/32 (d)	60,541	11,117
Series 2003-29:
Class IB, 5.5% 11/16/24 (d)	43,472	2,703
Class IG, 5.5% 11/16/24 (d)	3,682	375
Series 2003-31 Class PI, 5.5% 4/16/30 (d)	58,214	6,421
Series 2003-33 Class NI, 5.5% 2/16/26 (d)	73,441	5,957
Series 2003-34 Class IO, 5.5% 4/16/28 (d)	55,411	6,924
Series 2003-4 Class LI, 5.5% 7/16/27 (d)	23,632	2,367
Series 2003-7:
Class IN, 5.5% 1/16/28 (d)	42,281	5,115
Class IP, 5.5% 10/16/25 (d)	6,588	575
Series 2003-8 Class QI, 5.5% 1/16/27 (d)	5,910	568
Series 2004 19 Class DP, 5.5% 3/20/34	3,895	3,952
Series 2008 28 Class PC, 5.5% 4/20/34	18,652	18,715
sequential pay:
Series 1995-4 Class CQ, 8% 6/20/25	2,326	2,450
Series 2000-12 Class B, 7.5% 12/16/28	1,028	1,032
Series 2001-15 Class VB, 6.5% 4/20/19	14,104	14,662
Series 2002 49 Class ZH, 6.5% 2/20/31	28,719	29,911
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities: - continued
sequential pay:
Series 2002-29 Class SK, 8.25% 5/20/32 (c)	$ 1,465	$ 1,530
Series 2002-41:
Class HB, 6% 8/16/27	2,486	2,519
Class VD, 6% 4/16/13	8,657	9,058
Series 2002-42 Class AD, 6% 12/20/28	4,241	4,282
Series 2002-54 Class GA, 6.5% 7/20/31	18,109	18,703
Series 2003-7 Class VP, 6% 11/20/13	6,794	7,178
sequential payer Series 1998 23 Class ZB, 6.5% 6/20/28	59,069	60,945
Series 1995-6 Class Z, 7% 9/20/25	6,652	7,052
TOTAL U.S. GOVERNMENT AGENCY		382,821
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $389,955)		389,902
Commercial Mortgage Securities - 3.0%

Fannie Mae:
sequential pay Series 2000-7 Class MB, 7.5075% 2/17/24 (c)	14,591	15,760
Series 1997-M1 Class N, 0.445% 10/17/36 (c)(d)	77,188	1,411
Fannie Mae guaranteed REMIC pass thru certificates:
Series 1998-M3 Class IB, 0.9642% 1/17/38 (c)(d)	56,375	2,213
Series 1998-M4 Class N, 1.2826% 2/25/35 (c)(d)	34,164	1,319
Ginnie Mae guaranteed Multi-family pass thru securities:
sequential pay Series 2001-58 Class X, 1.6726% 9/16/41 (c)(d)	243,846	15,612
Series 2001-12 Class X, 1.2345% 7/16/40 (c)(d)	96,877	4,662
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2002-81 Class IO, 2.1016% 9/16/42 (c)(d)	148,870	13,505
Series 2002-62 Class IO, 2.2057% 8/16/42 (c)(d)	121,394	11,103
Series 2002-85 Class X, 2.564% 3/16/42 (c)(d)	104,043	10,693
Series 2003-22 Class XA, 0.2466% 2/16/43 (c)(d)	285,290	17,530
Series 2003-36 Class XA, 0.2815% 3/16/43 (d)	333,882	22,824
Series 2003-47 Class XA, 0.2454% 6/16/43 (c)(d)	45,711	2,321
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $136,407)		118,953
Cash Equivalents - 1.2%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 7/30/04 due 8/2/04) (Cost $48,424)	$ 48,430	$ 48,424
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $4,248,517)		4,253,078
NET OTHER ASSETS - (6.9)%		(276,059)
NET ASSETS - 100%		$ 3,977,019
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information
The fund hereby designates approximately $12,893,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At July 31, 2004, the fund had a capital loss carryforward of approximately $8,344,000 all of which will expire on July 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ginnie Mae Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $48,424) (cost $4,248,517) - See accompanying schedule		$ 4,253,078
Commitment to sell securities on a delayed delivery basis	$ (285,845)
Receivable for securities sold on a delayed delivery basis	285,229	(616)
Receivable for investments sold, regular delivery		13,247
Receivable for fund shares sold		3,947
Interest receivable		21,133
Prepaid expenses		10
Other affiliated receivables		7
Total assets		4,290,806

Liabilities
Payable to custodian bank	67
Payable for investments purchased Regular delivery	61,725
Delayed delivery	244,862
Payable for fund shares redeemed	3,379
Distributions payable	1,572
Accrued management fee	1,411
Other affiliated payables	560
Other payables and accrued expenses	211
Total liabilities		313,787

Net Assets		$ 3,977,019
Net Assets consist of:
Paid in capital		$ 3,982,427
Undistributed net investment income		2,901
Accumulated undistributed net realized gain (loss) on investments		(12,255)
Net unrealized appreciation (depreciation) on investments		3,946
Net Assets, for 361,550 shares outstanding		$ 3,977,019
Net Asset Value, offering price and redemption price per share ($3,977,019 ÷ 361,550 shares)		$ 11.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ginnie Mae Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2004

Investment Income
Interest		$ 189,842

Expenses
Management fee	$ 19,102
Transfer agent fees	5,746
Accounting fees and expenses	1,060
Non-interested trustees' compensation	25
Appreciation in deferred trustee compensation account	1
Custodian fees and expenses	480
Registration fees	62
Audit	117
Legal	16
Interest	2
Miscellaneous	210
Total expenses before reductions	26,821
Expense reductions	(4)	26,817
Net investment income (loss)		163,025
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(684)
Change in net unrealized appreciation (depreciation) on: Investment securities	20,421
Delayed delivery commitments	(3,912)
Total change in net unrealized appreciation (depreciation)		16,509
Net gain (loss)		15,825
Net increase (decrease) in net assets resulting from operations		$ 178,850

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2004	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 163,025	$ 212,645
Net realized gain (loss)	(684)	80,749
Change in net unrealized appreciation (depreciation)	16,509	(96,615)
Net increase (decrease) in net assets resulting from operations	178,850	196,779
Distributions to shareholders from net investment income	(155,883)	(231,003)
Distributions to shareholders from net realized gain	(36,640)	-
Total distributions	(192,523)	(231,003)
Share transactions Net proceeds from sales of shares	622,507	3,242,020
Reinvestment of distributions	171,102	204,093
Cost of shares redeemed	(2,409,367)	(3,548,331)
Net increase (decrease) in net assets resulting from share transactions	(1,615,758)	(102,218)
Total increase (decrease) in net assets	(1,629,431)	(136,442)

Net Assets
Beginning of period	5,606,450	5,742,892
End of period (including undistributed net investment income of $2,901 and distributions in excess of net investment income of $6,960, respectively)	$ 3,977,019	$ 5,606,450
Other Information Shares
Sold	56,098	289,678
Issued in reinvestment of distributions	15,437	18,225
Redeemed	(217,505)	(317,081)
Net increase (decrease)	(145,970)	(9,178)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 11.11	$ 10.91	$ 10.42	$ 10.46
Income from Investment Operations
Net investment income (loss) B	.404	.364	.563 D	.684	.691
Net realized and unrealized gain (loss)	.027	(.029)	.225 D	.487	(.043)
Total from investment operations	.431	.335	.788	1.171	.648
Distributions from net investment income	(.391)	(.395)	(.588)	(.681)	(.688)
Distributions from net realized gain	(.090)	-	-	-	-
Total distributions	(.481)	(.395)	(.588)	(.681)	(.688)
Net asset value, end of period	$ 11.00	$ 11.05	$ 11.11	$ 10.91	$ 10.42
Total Return A	3.96%	3.02%	7.42%	11.55%	6.42%
Ratios to Average Net Assets C
Expenses before expense reductions	.60%	.57%	.60%	.63%	.63%
Expenses net of voluntary waivers, if any	.60%	.57%	.60%	.62%	.63%
Expenses net of all reductions	.60%	.57%	.60%	.62%	.63%
Net investment income (loss)	3.64%	3.25%	5.15% D	6.40%	6.67%
Supplemental Data
Net assets, end of period (in millions)	$ 3,977	$ 5,606	$ 5,743	$ 2,836	$ 1,706
Portfolio turnover rate	155%	262%	327%	120%	75%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Government Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity Government Income Fund	4.30%	6.67%	6.51%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Government Income Fund on July 31, 1994. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Government Bond Index did over the same period.

Annual Report

Fidelity Government Income Fund

Management's Discussion of Fund Performance

Comments from George Fischer, Portfolio Manager of Fidelity® Government Income Fund

Investment-grade debt had positive returns for the year ending July 31, 2004, as the Lehman Brothers® Aggregate Bond Index climbed 4.84% in an extremely volatile period. Early on, bonds benefited from the Federal Reserve Board's accommodative monetary policy - the Board kept the fed funds target rate at a 45-year low of 1.00%. Bonds continued to post gains through the first quarter of 2004 amid a backdrop of low inflation and weak employment levels. But that all changed in April, when a surge in job creation caused bond prices to plunge and investors to re-evaluate their expectations about the timing of future rate hikes. Bonds continued their descent in May, and the Fed confirmed investors' fears by hiking rates in June. Treasuries - the most interest-rate-sensitive bond category - fared the worst in this environment, but still posted a 3.85% advance for the year, according to the Lehman Brothers U.S. Treasury Index. Meanwhile, corporate bonds and mortgage securities fared best, as the Lehman Brothers Credit Bond and Mortgage-Backed Securities indexes rose 5.83% and 5.11%, respectively.

For the 12 months ending July 31, 2004, the fund returned 4.30%. During the same period, the LipperSM General U.S. Government Funds Average returned 3.49% and the Lehman Brothers 75% U.S. Government/25% Mortgage-Backed Securities (MBS) index returned 4.17%. Aiding the fund's outperformance of its benchmarks was the portfolio's comparatively large stake in Treasury Inflation-Protected Securities (TIPS). These securities were boosted by strong demand from investors seeking them out as a hedge against inflation, which crept higher during the period. Another contributor to the fund's outperformance was its stake in mortgage securities, which outperformed Treasury and agency securities during the period. Security selection within the mortgage sector also helped. That said, the major disappointment during the period was that the fund didn't own even more mortgage securities. Still, maintaining a large weighting in agency securities and an underweighting in Treasuries relative to the index generally benefited the fund. Agencies outperformed Treasuries because of their attractive yields and reduced supply.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Government Income Fund

Investment Changes

Coupon Distribution as of July 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
1 - 1.99%	3.0	5.1
2 - 2.99%	11.4	10.7
3 - 3.99%	21.9	25.6
4 - 4.99%	8.4	4.8
5 - 5.99%	20.4	19.1
6 - 6.99%	9.7	11.5
7 - 7.99%	1.9	2.5
8 - 8.99%	4.8	5.5
9% and over	0.7	0.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of July 31, 2004
6 months ago
Years	6.3	7.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2004
6 months ago
Years	4.7	4.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2004*		As of January 31, 2004**
	Mortgage Securities 13.9%		Mortgage Securities 11.5%
	CMOs and Other Mortgage Related Securities 6.7%		CMOs and Other Mortgage Related Securities 8.3%
	U.S. Treasury Obligations 33.4%		U.S. Treasury Obligations 32.2%
	U.S. Government Agency Obligations 36.8%		U.S. Government Agency Obligations 39.0%
	Short-Term Investments and Net Other Assets 9.2%		Short-Term Investments and Net Other Assets 9.0%
* Futures and Swaps	0.0%	** Futures and Swaps	8.1%

Percentages are adjusted for the effect of Futures Contracts and Swaps, if applicable.

Annual Report

Fidelity Government Income Fund

Investments July 31, 2004

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 70.2%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 36.8%
Fannie Mae:
2.375% 12/15/05	$ 80,000	$ 79,834
2.375% 2/15/07	68,735	67,390
2.625% 11/15/06	45,430	45,018
3.25% 1/15/08	82,700	81,758
3.25% 2/15/09	248,550	241,151
5.125% 1/2/14	95,000	93,728
5.5% 3/15/11	6,695	7,064
6.25% 2/1/11	19,445	21,057
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	22,233	23,462
Federal Home Loan Bank:
1.5% 8/19/05	62,125	61,584
5.8% 9/2/08	13,440	14,379
Financing Corp. - coupon STRIPS 0% 8/3/05	1,989	1,944
Freddie Mac:
2.375% 4/15/06	133,000	132,228
2.875% 12/15/06	95,600	95,092
3.625% 9/15/08	14,060	13,922
4.5% 1/15/14	73,400	70,846
5.125% 8/20/12	73,640	73,727
5.5% 9/15/11	1,240	1,305
5.875% 3/21/11	34,550	36,716
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	3,358	3,559
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.12% 4/15/06	3,457	3,607
Series 1994-F, 8.187% 12/15/04	104	106
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	2,022	2,123
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1998-196A, 5.926% 6/15/05	2,772	2,832
6.77% 11/15/13	6,065	6,611
6.99% 5/21/16	18,447	20,715
Private Export Funding Corp. secured:
5.34% 3/15/06	21,700	22,590
5.66% 9/15/11 (b)	11,160	11,801
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured: - continued
5.685% 5/15/12	$ 30,825	$ 32,646
6.49% 7/15/07	5,000	5,400
6.67% 9/15/09	2,120	2,356
7.17% 5/15/07	8,500	9,300
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	9,280	9,162
Series 2002-20K Class 1, 5.08% 11/1/22	4,611	4,635
Series 2003 P10B, 5.136% 8/10/13	14,764	14,870
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	110,040
5.89% 8/15/05	29,600	30,488
6.6% 2/15/08	35,170	37,270
6.8% 2/15/12	18,000	19,984
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	9,300	9,809
5.96% 8/1/09	9,930	10,433
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	1,557	1,661
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,534,203
U.S. Treasury Inflation Protected Obligations - 7.7%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	201,058	243,548
U.S. Treasury Inflation-Indexed Notes 1.875% 7/15/13	77,205	76,829
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		320,377
U.S. Treasury Obligations - 25.7%
U.S. Treasury Bonds:
6.125% 8/15/29	60,000	66,912
8% 11/15/21	142,000	188,289
13.25% 5/15/14	15,000	21,243
U.S. Treasury Notes:
2.625% 3/15/09	80,000	76,634
2.75% 6/30/06	30,000	30,060
3.25% 1/15/09	433,200	427,360
4.25% 8/15/13	60,000	59,198
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 11/15/13	$ 15,000	$ 14,766
4.75% 5/15/14	101,755	103,937
5% 8/15/11	23,030	24,244
5.75% 8/15/10	53,000	58,120
TOTAL U.S. TREASURY OBLIGATIONS		1,070,763
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,946,839)		2,925,343
U.S. Government Agency - Mortgage Securities - 13.9%

Fannie Mae - 13.2%
4% 10/1/18 to 4/1/19	7,418	7,125
4% 8/1/19 (c)	109,739	105,281
5% 8/1/34 (c)	185,000	180,433
5.5% 5/1/09 to 3/1/34	166,123	168,795
6% 9/1/17 to 7/1/20	24,629	25,729
6.5% 1/1/13 to 4/1/33	38,505	40,491
6.5% 8/1/19 (c)	1,492	1,576
6.5% 8/1/34 (c)	4,587	4,786
7% 7/1/13 to 6/1/32	5,853	6,216
7.5% 8/1/10 to 10/1/15	405	431
8% 1/1/22	141	150
8.5% 1/1/15 to 4/1/16	1,305	1,411
9% 5/1/14	1,163	1,266
9.5% 11/15/09 to 10/1/20	2,020	2,248
10% 8/1/10	77	83
11% 3/1/10	11	11
11.5% 6/15/19 to 1/15/21	3,349	3,792
		549,824
Freddie Mac - 0.4%
5% 1/1/09 to 8/1/33	10,638	10,432
7% 4/1/11	6	7
7.5% 7/1/10 to 5/1/16	4,120	4,399
8% 1/1/10 to 6/1/11	108	113
8.5% 8/1/08 to 12/1/25	411	443
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
9% 8/1/09 to 12/1/10	$ 155	$ 166
9.75% 8/1/14	392	434
		15,994
Government National Mortgage Association - 0.3%
6% 7/15/08 to 12/15/10	8,925	9,387
6.5% 5/15/28 to 11/15/32	2,933	3,071
7% 10/15/26 to 8/15/32	155	165
7.5% 3/15/28 to 8/15/28	210	226
8% 11/15/06 to 12/15/23	2,147	2,361
8.5% 10/15/08 to 2/15/31	155	165
9.5% 2/15/25	3	3
		15,378
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $579,370)		581,196
Collateralized Mortgage Obligations - 6.7%

U.S. Government Agency - 6.7%
Fannie Mae:
planned amortization class:
Series 1993-109 Class NZ, 6% 7/25/08	9,060	9,314
Series 1993-160 Class PK, 6.5% 11/25/22	7,298	7,382
Series 1993-207 Class H, 6.5% 11/25/23	18,360	19,616
Series 1994-23 Class PG, 6% 4/25/23	9,565	10,007
Series 1994-27 Class PJ, 6.5% 6/25/23	6,430	6,660
Series 1994-50 Class PJ, 6.5% 8/25/23	17,000	17,881
sequential pay Series 1997-41 Class J, 7.5% 6/18/27	7,860	8,205
Fannie Mae guaranteed REMIC pass thru certificates:
Class 2004-29 Class JZ, 4.5% 5/25/19	3,114	3,108
planned amortization class:
Series 2002-25 Class PD, 6.5% 3/25/31	35,000	36,481
Series 2002-8 Class PD, 6.5% 7/25/30	8,533	8,756
sequential pay Series 2001-15 Class VA, 6% 6/25/10	518	520
Series 2002-50 Class LE, 7% 12/25/29	2,119	2,168
Series 2004-21 Class ZJ, 5.5% 6/25/32	1,600	1,602
Freddie Mac planned amortization class:
Series 1413 Class J, 4% 11/15/07	4,384	4,420
Series 2351 Class PX, 6.5% 7/15/30	756	766
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Manufactured Housing participation certificates guaranteed:
planned amortization class Series 1681 Class PJ, 7% 12/15/23	$ 9,200	$ 9,826
Series 1560 Class PN, 7% 12/15/12	14,930	15,832
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Class 2325 Class PL, 7% 1/15/31	9,912	10,236
Series 1614 Class L, 6.5% 7/15/23	8,138	8,663
Series 1727 Class H, 6.5% 8/15/23	12,200	12,697
Series 2295 Class PE, 6.5% 2/15/30	791	791
Series 2368 Class PQ, 6.5% 8/15/30	1,711	1,724
Series 2435 Class GD, 6.5% 2/15/30	2,435	2,451
Series 2461 Class PG, 6.5% 1/15/31	6,715	6,889
Series 2473 Class JB, 5.5% 2/15/29	1,472	1,478
Series 2557 Class MA, 4.5% 7/15/16	1,901	1,924
Series 2690 Class TB, 4.5% 12/15/17	8,366	8,527
sequential pay:
Series 2445 Class BD, 6.5% 6/15/30	500	501
Series 2448 Class XB, 6.5% 10/15/29	9,578	9,634
Series 2749 Class MZ, 5% 2/15/24	813	813
Series 2750 Class CZ, 5% 11/15/32	2,115	2,115
Series 2769 Class BU, 5% 3/15/34	11,185	11,110
Series 2802 Class Z, 5.5% 4/15/33	2,783	2,782
Series 2807:
Class TZ, 6% 12/15/31	1,448	1,456
Class ZK, 6% 12/15/31	684	683
target amortization class Series 2156 Class TC, 6.25% 5/15/29	14,576	15,233
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	13,604	14,392
Series 2001-53 Class TA, 6% 12/20/30	1,932	1,957
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $275,606)		278,600
Cash Equivalents - 19.8%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 7/30/04 due 8/2/04) (a)(d) (Cost $824,413)	$ 824,507	$ 824,413
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $4,626,228)		4,609,552
NET OTHER ASSETS - (10.6)%		(441,412)
NET ASSETS - 100%		$ 4,168,140
Legend
(a) Includes investment made with cash collateral received from securities on loan.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,801,000 or 0.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$824,413 due 8/2/04 at 1.37%
Banc of America Securities LLC	$ 304,928
Bank of America, National Association	138,530
Bear Stearns & Co. Inc.	34,632
BNP Paribas Securities Corp.	34,632
Goldman, Sachs & Co.	34,632
Morgan Stanley & Co. Incorporated	277,059
$ 824,413
Income Tax Information
The fund hereby designates approximately $21,676,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2004

Assets
Investment in securities, at value (including securities loaned of $180,990 and repurchase agreements of $824,413)(cost $4,626,228) - See accompanying schedule		$ 4,609,552
Cash		1
Receivable for investments sold		256
Receivable for fund shares sold		4,255
Interest receivable		34,512
Prepaid expenses		7
Total assets		4,648,583

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 291,702
Payable for fund shares redeemed	1,591
Distributions payable	224
Accrued management fee	1,472
Other affiliated payables	655
Other payables and accrued expenses	189
Collateral on securities loaned, at value	184,610
Total liabilities		480,443

Net Assets		$ 4,168,140
Net Assets consist of:
Paid in capital		$ 4,178,255
Undistributed net investment income		6,532
Accumulated undistributed net realized gain (loss) on investments		29
Net unrealized appreciation (depreciation) on investments		(16,676)
Net Assets, for 411,553 shares outstanding		$ 4,168,140
Net Asset Value, offering price and redemption price per share ($4,168,140 ÷ 411,553 shares)		$ 10.13

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Government Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2004

Investment Income
Interest		$ 142,130
Security lending		765
Total income		142,895

Expenses
Management fee	$ 16,779
Transfer agent fees	6,492
Accounting and security lending fees	951
Non-interested trustees' compensation	21
Custodian fees and expenses	105
Registration fees	37
Audit	64
Legal	14
Miscellaneous	184
Total expenses before reductions	24,647
Expense reductions	(42)	24,605
Net investment income (loss)		118,290
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	18,937
Swap agreements	(4,459)
Total net realized gain (loss)		14,478
Change in net unrealized appreciation (depreciation) on: Investment securities	23,892
Swap agreements	738
Total change in net unrealized appreciation (depreciation)		24,630
Net gain (loss)		39,108
Net increase (decrease) in net assets resulting from operations		$ 157,398

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2004	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 118,290	$ 123,105
Net realized gain (loss)	14,478	105,749
Change in net unrealized appreciation (depreciation)	24,630	(135,914)
Net increase (decrease) in net assets resulting from operations	157,398	92,940
Distributions to shareholders from net investment income	(116,019)	(120,943)
Distributions to shareholders from net realized gain	(56,842)	(41,172)
Total distributions	(172,861)	(162,115)
Share transactions Net proceeds from sales of shares	1,202,777	1,675,499
Reinvestment of distributions	168,396	156,422
Cost of shares redeemed	(809,223)	(1,060,935)
Net increase (decrease) in net assets resulting from share transactions	561,950	770,986
Total increase (decrease) in net assets	546,487	701,811

Net Assets
Beginning of period	3,621,653	2,919,842
End of period (including undistributed net investment income of $6,532 and undistributed net investment income of $1,162, respectively)	$ 4,168,140	$ 3,621,653
Other Information Shares
Sold	117,744	159,482
Issued in reinvestment of distributions	16,526	14,923
Redeemed	(79,300)	(101,206)
Net increase (decrease)	54,970	73,199

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 10.30	$ 9.98	$ 9.49	$ 9.54
Income from Investment Operations
Net investment income (loss) B	.307	.374	.452 D	.577	.592
Net realized and unrealized gain (loss)	.124	(.014)	.335 D	.525	(.059)
Total from investment operations	.431	.360	.787	1.102	.533
Distributions from net investment income	(.301)	(.370)	(.467)	(.612)	(.583)
Distributions from net realized gain	(.160)	(.130)	-	-	-
Total distributions	(.461)	(.500)	(.467)	(.612)	(.583)
Net asset value, end of period	$ 10.13	$ 10.16	$ 10.30	$ 9.98	$ 9.49
Total Return A	4.30%	3.45%	8.08%	11.92%	5.81%
Ratios to Average Net Assets C
Expenses before expense reductions	.63%	.65%	.69%	.61%	.66%
Expenses net of voluntary waivers, if any	.63%	.65%	.69%	.61%	.66%
Expenses net of all reductions	.63%	.65%	.68%	.60%	.65%
Net investment income (loss)	3.01%	3.56%	4.50% D	5.91%	6.27%
Supplemental Data
Net assets, end of period (in millions)	$ 4,168	$ 3,622	$ 2,920	$ 2,154	$ 1,421
Portfolio turnover rate	224%	253%	284%	214%	131%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity Intermediate Govt Income Fund	2.84%	6.34%	6.38%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Government Income Fund on July 31, 1994. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Intermediate Government Bond Index did over the same period.

Annual Report

Fidelity Intermediate Government Income Fund

Management's Discussion of Fund Performance

Comments from George Fischer, Portfolio Manager of Fidelity® Intermediate Government Income Fund

Investment-grade debt had positive returns for the year ending July 31, 2004, as the Lehman Brothers® Aggregate Bond Index climbed 4.84% in an extremely volatile period. Early on, bonds benefited from the Federal Reserve Board's accommodative monetary policy - the Board kept the fed funds target rate at a 45-year low of 1.00%. Bonds continued to post gains through the first quarter of 2004 amid a backdrop of low inflation and weak employment levels. But that all changed in April, when a surge in job creation caused bond prices to plunge and investors to re-evaluate their expectations about the timing of future rate hikes. Bonds continued their descent in May, and the Fed confirmed investors' fears by hiking rates in June. Treasuries - the most interest-rate-sensitive bond category - fared the worst in this environment, but still posted a 3.85% advance for the year, according to the Lehman Brothers U.S. Treasury Index. Meanwhile, corporate bonds and mortgage securities fared best, as the Lehman Brothers Credit Bond and Mortgage-Backed Securities indexes rose 5.83% and 5.11%, respectively.

For the 12 months ending July 31, 2004, the fund returned 2.84%. During the same period, the LipperSM Short-Intermediate U.S. Government Funds Average returned 2.12% and the Lehman Brothers Intermediate Government Bond Index returned 2.74%. Aiding the fund's outperformance of its benchmarks was the portfolio's comparatively large stake in mortgage securities, which outperformed Treasury and agency securities during the period. Security selection within the mortgage sector also helped. That said, the major disappointment during the period was that the fund didn't own even more mortgage securities. Instead, the portfolio maintained a relatively large weighting in agency securities relative to the index and an underweighting in Treasuries, a strategy which generally benefited the fund. Agencies outperformed Treasuries in part because of their attractive yields and reduced supply. Treasuries also were hurt by the fact that their lower yields provided less of a cushion against rising rates and their liquidity meant they were more easily sold when the market declined.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Intermediate Government Income Fund

Investment Changes

Coupon Distribution as of July 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
1 - 1.99%	1.3	15.8
2 - 2.99%	21.0	21.0
3 - 3.99%	6.0	4.6
4 - 4.99%	7.9	2.4
5 - 5.99%	29.1	19.2
6 - 6.99%	22.2	26.7
7% and over	3.9	4.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of July 31, 2004
6 months ago
Years	4.1	4.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2004
6 months ago
Years	3.4	3.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2004*		As of January 31, 2004**
	Mortgage Securities 7.3%		Mortgage Securities 5.5%
	CMOs and Other Mortgage Related Securities 6.0%		CMOs and Other Mortgage Related Securities 6.7%
	U.S. Treasury Obligations 29.9%		U.S. Treasury Obligations 33.9%
	U.S. Government Agency Obligations 52.2%		U.S. Government Agency Obligations 48.4%
	Short-Term Investments and Net Other Assets 4.6%		Short-Term Investments and Net Other Assets 5.5%
* Futures and Swaps	0.0%	** Futures and Swaps	9.0%

Percentages are adjusted for the effect of Futures Contracts and Swaps, if applicable.

Annual Report

Fidelity Intermediate Government Income Fund

Investments July 31, 2004

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 82.1%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 52.2%
Fannie Mae:
2.375% 12/15/05	$ 20,000	$ 19,959
2.375% 2/15/07	18,045	17,692
2.5% 6/15/06	7,375	7,332
2.625% 11/15/06	11,930	11,822
3.25% 1/15/08	11,570	11,438
5.125% 1/2/14	36,000	35,518
5.5% 3/15/11	33,295	35,128
6% 5/15/11	55,860	60,492
6.25% 2/1/11	1,285	1,392
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	7,000	7,387
Federal Farm Credit Bank 9.15% 2/14/05	500	519
Federal Home Loan Bank:
5.8% 9/2/08	16,625	17,787
6.75% 4/10/06	1,000	1,066
Freddie Mac:
2.375% 4/15/06	67,125	66,735
2.875% 12/15/06	66,645	66,291
3.625% 9/15/08	17,391	17,220
4.375% 2/4/10	27,660	27,484
5.125% 8/20/12	9,600	9,611
5.5% 9/15/11	1,000	1,052
5.875% 3/21/11	1,075	1,142
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	3,950	4,187
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	55	55
Series 1993-D, 5.23% 5/15/05	147	149
Series 1994-F, 8.187% 12/15/04	55	56
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1992-A, 7.02% 9/1/04	522	524
Series 1994-A, 7.39% 6/26/06	2,000	2,123
Series 1994-B, 7.5% 1/26/06	200	210
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	2,261	2,483
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured:
5.66% 9/15/11 (b)	$ 9,000	$ 9,517
5.685% 5/15/12	7,180	7,604
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	5,815	5,989
6.6% 2/15/08	20,670	21,904
6.8% 2/15/12	7,500	8,327
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	10,000	10,547
6.06% 8/1/10	10,000	10,538
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	1,608	1,715
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		502,995
U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	20,464	20,512
U.S. Treasury Obligations - 27.8%
U.S. Treasury Notes:
3.25% 1/15/09	14,000	13,811
3.875% 5/15/09	18,000	18,164
4.75% 5/15/14	23,950	24,464
5.625% 5/15/08	125,116	135,053
5.75% 8/15/10	4,500	4,935
6% 8/15/09	64,000	70,663
TOTAL U.S. TREASURY OBLIGATIONS		267,090
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $791,813)		790,597
U.S. Government Agency - Mortgage Securities - 7.3%

Fannie Mae - 5.9%
4% 8/1/19 (c)	20,000	19,188
5.5% 1/1/09 to 11/1/17	9,770	10,068
6% 10/1/08 to 11/1/17	6,259	6,549
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
6.5% 4/1/16 to 4/1/33	$ 9,832	$ 10,322
6.5% 8/1/19 (c)	4,839	5,113
6.5% 8/1/34 (c)	81	84
7% 7/1/10 to 9/1/31	1,215	1,288
9% 2/1/13	377	416
9.5% 11/15/09	474	520
10.25% 10/1/09 to 10/1/18	48	53
11% 8/1/10 to 1/1/16	885	997
11.25% 5/1/14 to 1/1/16	103	117
11.5% 9/1/11 to 6/15/19	600	679
12.25% 7/1/12 to 9/1/13	67	76
12.5% 3/1/12 to 7/1/16	488	555
12.75% 10/1/11 to 6/1/15	260	300
13% 7/1/13 to 7/1/15	200	228
13.25% 9/1/11	156	182
13.5% 11/1/14 to 12/1/14	19	22
14% 10/1/14	41	48
14.5% 7/1/14	16	19
15% 4/1/12	5	6
		56,830
Freddie Mac - 1.0%
5% 11/1/33	2,958	2,891
6.5% 5/1/08	209	222
8.5% 6/1/14 to 6/1/17	252	266
9% 11/1/09 to 8/1/16	108	117
9.5% 7/1/16 to 8/1/21	828	925
10% 7/1/09 to 3/1/21	1,604	1,771
10.5% 9/1/09 to 5/1/21	221	244
11% 2/1/11 to 9/1/20	105	118
11.25% 2/1/10 to 10/1/14	174	194
11.5% 10/1/15 to 8/1/19	177	201
11.75% 11/1/11 to 7/1/15	29	32
12% 10/1/09 to 11/1/19	311	350
12.25% 8/1/11 to 8/1/15	176	199
12.5% 10/1/09 to 6/1/19	1,759	1,996
12.75% 2/1/10 to 10/1/10	16	18
13% 9/1/10 to 5/1/17	268	306
13.25% 11/1/10 to 12/1/14	56	63
13.5% 11/1/10 to 10/1/14	93	105
14% 11/1/12 to 4/1/16	12	14
14.5% 12/1/10	2	3
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
14.75% 3/1/10	$ 4	$ 5
16.25% 7/1/11	2	2
		10,042
Government National Mortgage Association - 0.4%
8% 9/15/06 to 12/15/23	1,232	1,348
8.5% 6/15/16 to 2/15/17	16	18
10.5% 9/15/15 to 10/15/21	1,497	1,687
10.75% 12/15/09 to 3/15/10	28	31
11% 7/20/15 to 1/20/21	78	88
12.5% 12/15/10	3	3
13% 1/15/11 to 3/15/14	160	183
13.25% 8/15/14	12	14
13.5% 5/15/10 to 12/15/14	107	123
14% 6/15/11	9	10
16% 4/15/13	29	34
17% 12/15/11	3	3
		3,542
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $69,061)		70,414
Collateralized Mortgage Obligations - 6.0%

U.S. Government Agency - 6.0%
Fannie Mae:
floater Series 1994-42 Class FK, 4.24% 4/25/24 (d)	7,000	7,043
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	189	215
Series 1994-12 Class PH, 6.25% 1/25/09	3,099	3,232
sequential pay Series 1993-238 Class C, 6.5% 12/25/08	11,275	11,762
Fannie Mae guaranteed REMIC pass thru certificates:
Class 2004-29 Class JZ, 4.5% 5/25/19	795	794
floater Series 2002-74 Class FV, 1.9% 11/25/32 (d)	9,203	9,270
Series 2002-50 Class LE, 7% 12/25/29	566	580
Series 2004-21 Class ZJ, 5.5% 6/25/32	416	416
Series 2004-54 Class ZK, 5% 5/25/18	961	954
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2526 Class FC, 1.78% 11/15/32 (d)	4,219	4,236
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	$ 7,258	$ 7,489
Series 2435 Class EL, 6% 9/15/27	188	188
Series 2473 Class JB, 5.5% 2/15/29	561	563
sequential pay Series 1929 Class EZ, 7.5% 2/17/27	6,177	6,648
Series 2749 Class MZ, 5% 2/15/24	218	218
Series 2769 Class BU, 5% 3/15/34	2,731	2,713
Series 2807:
Class TZ, 6% 12/15/31	322	323
Class ZK, 6% 12/15/31	168	168
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	753	763
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $57,786)		57,575
Cash Equivalents - 8.8%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 7/30/04 due 8/2/04) (a) (Cost $84,775)	$ 84,785	84,775
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $1,003,435)		1,003,361
NET OTHER ASSETS - (4.2)%		(40,307)
NET ASSETS - 100%		$ 963,054
Legend
(a) Includes investment made with cash collateral received from securities on loan.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,517,000 or 1.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At July 31, 2004, the fund had a capital loss carryforward of approximately $26,658,000 of which $3,975,000, $11,910,000, $7,507,000 and $3,266,000 will expire on July 31, 2005, 2008, 2009 and 2012, respectively. Of the loss carryforwards expiring on July 31, 2005, $702,000 was acquired in a merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2004

Assets
Investment in securities, at value (including securities loaned of $24,429 and repurchase agreements of $84,775)(cost $1,003,435) - See accompanying schedule		$ 1,003,361
Receivable for investments sold		82
Receivable for fund shares sold		385
Interest receivable		10,610
Prepaid expenses		2
Total assets		1,014,440

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 24,406
Payable for fund shares redeemed	1,178
Distributions payable	333
Accrued management fee	342
Other affiliated payables	127
Other payables and accrued expenses	82
Collateral on securities loaned, at value	24,918
Total liabilities		51,386

Net Assets		$ 963,054
Net Assets consist of:
Paid in capital		$ 993,072
Undistributed net investment income		746
Accumulated undistributed net realized gain (loss) on investments		(30,690)
Net unrealized appreciation (depreciation) on investments		(74)
Net Assets, for 94,590 shares outstanding		$ 963,054
Net Asset Value, offering price and redemption price per share ($963,054 ÷ 94,590 shares)		$ 10.18

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2004

Investment Income
Interest		$ 35,789
Security lending		112
Total income		35,901

Expenses
Management fee	$ 4,681
Transfer agent fees	1,470
Accounting and security lending fees	244
Non-interested trustees' compensation	6
Custodian fees and expenses	58
Registration fees	47
Audit	56
Legal	5
Miscellaneous	52
Total expenses before reductions	6,619
Expense reductions	(1)	6,618
Net investment income (loss)		29,283
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(3,101)
Swap agreements	(1,077)
Total net realized gain (loss)		(4,178)
Change in net unrealized appreciation (depreciation) on: Investment securities	6,848
Swap agreements	243
Total change in net unrealized appreciation (depreciation)		7,091
Net gain (loss)		2,913
Net increase (decrease) in net assets resulting from operations		$ 32,196

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2004	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,283	$ 43,060
Net realized gain (loss)	(4,178)	52,507
Change in net unrealized appreciation (depreciation)	7,091	(47,827)
Net increase (decrease) in net assets resulting from operations	32,196	47,740
Distributions to shareholders from net investment income	(29,700)	(42,381)
Share transactions Net proceeds from sales of shares	161,283	755,118
Reinvestment of distributions	25,722	37,055
Cost of shares redeemed	(509,767)	(621,342)
Net increase (decrease) in net assets resulting from share transactions	(322,762)	170,831
Total increase (decrease) in net assets	(320,266)	176,190

Net Assets
Beginning of period	1,283,320	1,107,130
End of period (including undistributed net investment income of $746 and undistributed net investment income of $795, respectively)	$ 963,054	$ 1,283,320
Other Information Shares
Sold	15,687	73,202
Issued in reinvestment of distributions	2,506	3,579
Redeemed	(49,761)	(60,120)
Net increase (decrease)	(31,568)	16,661

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 10.11	$ 9.77	$ 9.32	$ 9.46
Income from Investment Operations
Net investment income (loss) B	.274	.329	.457 D	.607	.616
Net realized and unrealized gain (loss)	.014	.056	.353 D	.452	(.151)
Total from investment operations	.288	.385	.810	1.059	.465
Distributions from net investment income	(.278)	(.325)	(.470)	(.609)	(.605)
Net asset value, end of period	$ 10.18	$ 10.17	$ 10.11	$ 9.77	$ 9.32
Total Return A	2.84%	3.80%	8.51%	11.68%	5.11%
Ratios to Average Net Assets C
Expenses before expense reductions	.60%	.60%	.59%	.64%	.65%
Expenses net of voluntary waivers, if any	.60%	.60%	.59%	.61%	.63%
Expenses net of all reductions	.60%	.60%	.59%	.60%	.63%
Net investment income (loss)	2.67%	3.18%	4.63% D	6.34%	6.59%
Supplemental Data
Net assets, end of period (in millions)	$ 963	$ 1,283	$ 1,107	$ 844	$ 728
Portfolio turnover rate	152%	229%	145%	114%	66%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Ginnie Mae Fund, Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund (the funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Ginnie Mae Fund, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Ginnie Mae Fund	$ 4,251,662	$ 43,951	$ (42,535)	$ 1,416
Government Income Fund	4,628,048	26,382	(44,878)	(18,496)
Intermediate Government Income Fund	1,005,230	6,223	(8,092)	(1,869)
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Ginnie Mae Fund	$ 15,201	$ -	$ (8,344)
Government Income Fund	15,310	2,020	-
Intermediate Government Income Fund	2,446	-	(26,658)

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

July 31, 2004
	Ordinary Income	Long-term Capital Gains	Total
Ginnie Mae Fund	$ 183,260	$ 9,263	$ 192,523
Government Income Fund	156,624	16,237	172,861
Intermediate Government Income Fund	29,700	-	29,700
July 31, 2003
	Ordinary Income	Long-term Capital Gains	Total
Ginnie Mae Fund	$ 231,003	$ -	$ 231,003
Government Income Fund	152,613	9,502	162,115
Intermediate Government Income Fund	42,381	-	42,381

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact each applicable fund.

Financing Transactions. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Annual Report

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annual management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Ginnie Mae Fund	.30%	.13%	.43%
Government Income Fund	.30%	.13%	.43%
Intermediate Government Income Fund	.30%	.13%	.43%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Ginnie Mae Fund	.13%	|
Government Income Fund	.17%
Intermediate Government Income Fund	.13%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

4. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

5. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Security Lending - continued

in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

6. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable fund's activity in this program during the period was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Ginnie Mae Fund	$ 23,744	1.53%

7. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Ginnie Mae Fund	$ 4	$ -
Government Income Fund	5	37
Intermediate Government Income Fund	1	-

8. Other Information.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 26% and 15%, respectively, of the total outstanding shares of the Fidelity Government Income Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 58% of the total outstanding shares of the Fidelity Government Income Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund (funds of Fidelity Income Fund) at July 31, 2004, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
September 13, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 295 funds advised by FMR or an affiliate. Mr. McCoy oversees 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Ginnie Mae (2001), Government Income (2001), and Intermediate Government Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks and Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Income Fund. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997

Vice President of Ginnie Mae, Government Income, and Intermediate Government Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

George Fischer (43)

Year of Election or Appointment: 2002 or 2003

Vice President of Government Income (2002) and Intermediate Government Income (2003). Mr. Fischer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer managed a variety of Fidelity funds.

Thomas J. Silvia (43)
Year of Election or Appointment: 1997 Vice President of Ginnie Mae. Mr. Silvia also serves as Vice President of other funds advised by FMR.
Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Ginnie Mae, Government Income, and Intermediate Government Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Ginnie Mae, Government Income, and Intermediate Government Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)

Year of Election or Appointment: 1986 or 1988

Assistant Treasurer of Ginnie Mae (1986), Government Income (1986), and Intermediate Government Income (1988). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (34)

Year of Election or Appointment: 2004

Assistant Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 1998

Assistant Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Government Income Fund	09/07/04	09/03/04	$0.005

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Government Income Fund	38.33%
Fidelity Intermediate Government Income Fund	41.74%

The funds will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	5,733,332,096.96	79.506
Against	1,101,900,754.51	15.280
Abstain	290,226,743.09	4.025
Broker Non-Votes	85,743,565.56	1.189
TOTAL	7,211,203,160.12	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	6,892,332,738.84	95.578
Withheld	318,870,421.28	4.422
TOTAL	7,211,203,160.12	100.000
Ralph F. Cox
Affirmative	6,882,315,606.74	95.439
Withheld	328,887,553.38	4.561
TOTAL	7,211,203,160.12	100.000
Laura B. Cronin
Affirmative	6,880,811,550.36	95.418
Withheld	330,391,609.76	4.582
TOTAL	7,211,203,160.12	100.000
Robert M. Gates
Affirmative	6,887,483,173.36	95.511
Withheld	323,719,986.76	4.489
TOTAL	7,211,203,160.12	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	6,886,148,619.46	95.492
Withheld	325,054,540.66	4.508
TOTAL	7,211,203,160.12	100.000
Abigail P. Johnson
Affirmative	6,864,733,447.98	95.195
Withheld	346,469,712.14	4.805
TOTAL	7,211,203,160.12	100.000
Edward C. Johnson 3d
Affirmative	6,862,922,095.94	95.170
Withheld	348,281,064.18	4.830
TOTAL	7,211,203,160.12	100.000
Donald J. Kirk
Affirmative	6,885,864,179.00	95.488
Withheld	325,338,981.12	4.512
TOTAL	7,211,203,160.12	100.000
Marie L. Knowles
Affirmative	6,893,357,743.67	95.592
Withheld	317,845,416.45	4.408
TOTAL	7,211,203,160.12	100.000
Ned C. Lautenbach
Affirmative	6,893,877,983.36	95.600
Withheld	317,325,176.76	4.400
TOTAL	7,211,203,160.12	100.000
Marvin L. Mann
Affirmative	6,885,633,341.18	95.485
Withheld	325,569,818.94	4.515
TOTAL	7,211,203,160.12	100.000
William O. McCoy
Affirmative	6,886,446,432.81	95.490
Withheld	324,756,727.31	4.504
TOTAL	7,211,203,160.12	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	6,883,572,713.71	95.457
Withheld	327,630,446.41	4.543
TOTAL	7,211,203,160.12	100.000
William S. Stavropoulos
Affirmative	6,890,488,924.39	95.553
Withheld	320,714,235.73	4.447
TOTAL	7,211,203,160.12	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.; Ginnie Mae and
Intermediate Government Income

Fidelity Management & Research
(Far East) Inc.; Ginnie Mae and
Intermediate Government Income

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited;
Ginnie Mae and Intermediate
Government Income

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

GVT-UANN-0904
1.789246.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, July 31, 2004, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended July 31, 2004 and July 31, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund and Fidelity Ultra-Short Bond Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A, B, C
Fidelity Ginnie Mae Fund	$80,000	$64,000
Fidelity Government Income Fund	$64,000	$53,000
Fidelity Intermediate Government Income Fund	$62,000	$51,000
Fidelity Total Bond Fund	$49,000	$41,000
Fidelity Ultra-Short Bond Fund	$39,000	$31,000
All funds in the Fidelity Group of Funds audited by PwC	$10,600,000	$9,600,000
A	Aggregate amounts may reflect rounding.
B	Fidelity Total Bond Fund commenced operations on October 15, 2002.
C	Fidelity Ultra-Short Bond Fund commenced operations on August 29, 2002.

(b) Audit-Related Fees.

In each of the fiscal years ended July 31, 2004 and July 31, 2003 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003A,B,C,D
Fidelity Ginnie Mae Fund	$0	$0
Fidelity Government Income Fund	$0	$0
Fidelity Intermediate Government Income Fund	$0	$0
Fidelity Total Bond Fund	$0	$0
Fidelity Ultra-Short Bond Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Total Bond Fund commenced operations on October 15, 2002.
D	Fidelity Ultra-Short Bond Fund commenced operations on August 29, 2002.

In each of the fiscal years ended July 31, 2004 and July 31, 2003, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004A	2003A,B,C
PwC	$50,000	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to Fidelity Total Bond Fund's and Fidelity Ultra-Short Bond Fund's commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended July 31, 2004 and July 31, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A	2003A,B,C,D
Fidelity Ginnie Mae Fund	$2,300	$2,100
Fidelity Government Income Fund	$2,300	$2,100
Fidelity Intermediate Government Income Fund	$2,300	$2,100
Fidelity Total Bond Fund	$2,100	$2,000
Fidelity Ultra-Short Bond Fund	$2,100	$2,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Total Bond Fund commenced operations on October 15, 2002.
D	Fidelity Ultra-Short Bond Fund commenced operations on August 29, 2002.

In each of the fiscal years ended July 31, 2004 and July 31, 2003, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B,C
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to Fidelity Total Bond Fund's and Fidelity Ultra-Short Bond Fund's commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended July 31, 2004 and July 31, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A	2003A,B,C,D
Fidelity Ginnie Mae Fund	$5,200	$6,600
Fidelity Government Income Fund	$4,500	$4,200
Fidelity Intermediate Government Income Fund	$2,200	$2,400
Fidelity Total Bond Fund	$1,400	$900
Fidelity Ultra-Short Bond Fund	$1,500	$900
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Fidelity Total Bond Fund commenced operations on October 15, 2002.
D	Fidelity Ultra-Short Bond Fund commenced operations on August 29, 2002.

In each of the fiscal years ended July 31, 2004 and July 31, 2003, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B,C
PwC	$280,000	$300,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to Fidelity Total Bond Fund's and Fidelity Ultra-Short Bond Fund's commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2004 and July 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2004 and July 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2004 and July 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2004 and July 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2004 and July 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2004 and July 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended July 31, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Fidelity Ginnie Mae Fund	0%
Fidelity Government Income Fund	0%
Fidelity Intermediate Government Income Fund	0%
Fidelity Total Bond Fund	0%
Fidelity Ultra-Short Bond Fund	0%

(g) For the fiscal years ended July 31, 2004 and July 31, 2003, the aggregate fees billed by PwC of $1,900,000A and $2,050,000A,B,C for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B,C
Covered Services	$400,000	$350,000
Non-Covered Services	$1,500,000	$1,700,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to Fidelity Total Bond Fund's and Fidelity Ultra-Short Bond Fund's commencement of operations.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 23, 2004